UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES

                  Investment Company Act file number 811-22519
                                                    -----------

                First Trust Exchange-Traded AlphaDEX(R) Fund II
          -----------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
          -----------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.

                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
          -----------------------------------------------------------
                    (Name and address of agent for service)


       Registrant's telephone number, including area code: (630) 765-8000
                                                          ----------------

                      Date of fiscal year end: December 31
                                              -------------

                  Date of reporting period: December 31, 2015
                                           -------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORT TO STOCKHOLDERS.

The registrant's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:


--------------------------------------------------------------------------------

FIRST TRUST

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II

Annual Report                        December 31, 2015

--------------------------------------------------------------------------------

     First Trust Asia Pacific Ex-Japan AlphaDEX(R) Fund (FPA)
     First Trust Europe AlphaDEX(R) Fund (FEP)
     First Trust Latin America AlphaDEX(R) Fund (FLN)
     First Trust Brazil AlphaDEX(R) Fund (FBZ)
     First Trust China AlphaDEX(R) Fund (FCA)
     First Trust Japan AlphaDEX(R) Fund (FJP)
     First Trust South Korea AlphaDEX(R) Fund (FKO)
     First Trust Developed Markets Ex-US AlphaDEX(R) Fund (FDT)
     First Trust Emerging Markets AlphaDEX(R) Fund (FEM)
     First Trust Germany AlphaDEX(R) Fund (FGM)
     First Trust Canada AlphaDEX(R) Fund (FCAN)
     First Trust Australia AlphaDEX(R) Fund (FAUS)
     First Trust United Kingdom AlphaDEX(R) Fund (FKU)
     First Trust Taiwan AlphaDEX(R) Fund (FTW)
     First Trust Hong Kong AlphaDEX(R) Fund (FHK)
     First Trust Switzerland AlphaDEX(R) Fund (FSZ)
     First Trust Developed Markets ex-US Small Cap AlphaDEX(R) Fund (FDTS) First Trust Emerging Markets Small Cap AlphaDEX(R) Fund (FEMS)
     First Trust Eurozone AlphaDEX(R) ETF (FEUZ)


                                  ALPHADEX(R)
                                 FAMILY OF ETFs

      AlphaDEX(R) is a registered trademark of First Trust Portfolios L.P.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
                                 ANNUAL REPORT
                               DECEMBER 31, 2015

Shareholder Letter...........................................................  2
Market Overview..............................................................  3
Fund Performance Overview
    First Trust Asia Pacific Ex-Japan AlphaDEX(R) Fund (FPA).................  4
    First Trust Europe AlphaDEX(R) Fund (FEP)................................  6
    First Trust Latin America AlphaDEX(R) Fund (FLN).........................  8
    First Trust Brazil AlphaDEX(R) Fund (FBZ)................................ 10
    First Trust China AlphaDEX(R) Fund (FCA)................................. 12
    First Trust Japan AlphaDEX(R) Fund (FJP)................................. 14
    First Trust South Korea AlphaDEX(R) Fund (FKO)........................... 16
    First Trust Developed Markets Ex-US AlphaDEX(R) Fund (FDT)............... 18
    First Trust Emerging Markets AlphaDEX(R) Fund (FEM)...................... 20
    First Trust Germany AlphaDEX(R) Fund (FGM)............................... 22
    First Trust Canada AlphaDEX(R) Fund (FCAN)............................... 24
    First Trust Australia AlphaDEX(R) Fund (FAUS)............................ 26
    First Trust United Kingdom AlphaDEX(R) Fund (FKU)........................ 28
    First Trust Taiwan AlphaDEX(R) Fund (FTW)................................ 30
    First Trust Hong Kong AlphaDEX(R) Fund (FHK)............................. 32
    First Trust Switzerland AlphaDEX(R) Fund (FSZ)........................... 34
    First Trust Developed Markets ex-US Small Cap AlphaDEX(R) Fund (FDTS).... 36
    First Trust Emerging Markets Small Cap AlphaDEX(R) Fund (FEMS)........... 38
    First Trust Eurozone AlphaDEX(R) ETF (FEUZ).............................. 40
Notes to Fund Performance Overview........................................... 42
Understanding Your Fund Expenses............................................. 43
Portfolio of Investments
    First Trust Asia Pacific Ex-Japan AlphaDEX(R) Fund (FPA)................. 45
    First Trust Europe AlphaDEX(R) Fund (FEP)................................ 47
    First Trust Latin America AlphaDEX(R) Fund (FLN)......................... 52
    First Trust Brazil AlphaDEX(R) Fund (FBZ)................................ 54
    First Trust China AlphaDEX(R) Fund (FCA)................................. 56
    First Trust Japan AlphaDEX(R) Fund (FJP)................................. 58
    First Trust South Korea AlphaDEX(R) Fund (FKO)........................... 62
    First Trust Developed Markets Ex-US AlphaDEX(R) Fund (FDT)............... 64
    First Trust Emerging Markets AlphaDEX(R) Fund (FEM)...................... 70
    First Trust Germany AlphaDEX(R) Fund (FGM)............................... 74
    First Trust Canada AlphaDEX(R) Fund (FCAN)............................... 77
    First Trust Australia AlphaDEX(R) Fund (FAUS)............................ 79
    First Trust United Kingdom AlphaDEX(R) Fund (FKU)........................ 81
    First Trust Taiwan AlphaDEX(R) Fund (FTW)................................ 83
    First Trust Hong Kong AlphaDEX(R) Fund (FHK)............................. 85
    First Trust Switzerland AlphaDEX(R) Fund (FSZ)........................... 88
    First Trust Developed Markets ex-US Small Cap AlphaDEX(R) Fund (FDTS).... 90
    First Trust Emerging Markets Small Cap AlphaDEX(R) Fund (FEMS)........... 96
    First Trust Eurozone AlphaDEX(R) ETF (FEUZ)..............................100
Statements of Assets and Liabilities.........................................104
Statements of Operations.....................................................108
Statements of Changes in Net Assets..........................................112
Financial Highlights.........................................................120
Notes to Financial Statements................................................135
Report of Independent Registered Public Accounting Firm......................146
Additional Information.......................................................147
Board of Trustees and Officers...............................................155
Privacy Policy...............................................................157

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of any series of First Trust Exchange-Traded AlphaDEX(R) Fund II (the "Trust") described in this report (each such series is referred to as a "Fund" and collectively, the "Funds") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that any Fund described in this report will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund. See "Risk Considerations" in the Additional Information section of this report for a discussion of other risks of investing in the Funds.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit http://www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on the Fund's webpage at http://www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about each Fund's portfolio and presents data and analysis that provide insight into each Fund's performance and investment approach.

By reading the market overview by Robert F. Carey, Chief Market Strategist of the Advisor, you may obtain an understanding of how the market environment affected the performance of each Fund. The statistical information that follows may help you understand each Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of the Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information, this report and other Fund regulatory filings.

--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
                    ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                               DECEMBER 31, 2015

Dear Shareholders:

Thank you for your investment in First Trust Exchange-Traded AlphaDEX(R) Fund II (the "Trust").

First Trust Advisors L.P. ("First Trust") is pleased to provide you with this annual report which contains detailed information about your investment for the 12 months ended December 31, 2015, including a performance analysis and a market outlook. Additionally, First Trust has compiled the Trust's financial statements for you to review. We encourage you to read this report and discuss it with your financial advisor.

While markets were up and down during 2015, we believe there are three important things to remember: first, the U.S. economy grew, in spite of the massive decline in oil prices; and second, the tapering that began in 2014 by the Federal Reserve (the "Fed") did not stop growth in the U.S. economy either. Finally, the long-anticipated rate hike by the Fed in December had little effect on the money supply, and the stock market was not shocked by the hike. We remain positive on U.S. markets, although we know that markets will always move up and down.

First Trust believes that having a long-term investment horizon and being invested in quality products can help you reach your goals, despite how the market behaves. We have always maintained perspective about the markets and believe investors should as well. We will continue to strive to provide quality investments each and every day, which has been one of the hallmarks of our firm since its inception nearly 25 years ago.

Thank you for giving First Trust the opportunity to be a part of your investment plan. We value our relationship with you and will continue to focus on helping investors like you reach your financial goals.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

--------------------------------------------------------------------------------
MARKET OVERVIEW
--------------------------------------------------------------------------------

                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
                                 ANNUAL REPORT
                               DECEMBER 31, 2015

ROBERT F. CAREY, CFA
SENIOR VICE PRESIDENT AND CHIEF MARKET STRATEGIST
FIRST TRUST ADVISORS L.P.


Mr. Carey is responsible for the overall management of research and analysis of the First Trust product line. Mr. Carey has 25 years of experience as an Equity and Fixed-Income Analyst and is a recipient of the Chartered Financial Analyst ("CFA") designation. He is a graduate of the University of Illinois at Champaign-Urbana with a B.S. in Physics. He is also a member of the Investment Analysts Society of Chicago and the CFA Institute. Mr. Carey has appeared as a guest on such programs as Bloomberg TV, CNBC, and WBBM Radio, and has been quoted by several publications, including The Wall Street Journal, The Wall Street Reporter, Bloomberg News Service, and Registered Rep.

STATE OF THE GLOBAL ECONOMY/INVESTING

The International Monetary Fund ("IMF") updates its forecasts for global economic growth throughout the year. In its most recent report, the IMF set its global growth rate estimates for 2016 and 2017 at 3.4% and 3.6%, respectively, both up from 3.0% in 2015, according to its own release. Its 2016 and 2017 estimates for "Emerging Market and Developing Economies" growth rates were 4.5% and 4.9%, respectively, both up from 4.0% in 2015. While economic growth rate targets remain modest overall, the key takeaway is that current indicators do not suggest that a recession is looming. With the exception of the U.S., many central banks around the world are still applying stimulus measures to their respective economies.

Dealogic reported that the total value of global mergers and acquisition ("M&A") activity (announced) topped $5.0 trillion in 2015, surpassing the previous high set in 2007 by around 9%, according to PRNewswire. There were 10 transactions valued at $50 billion or more in 2015 and seven of them involved U.S. companies. These 10 transactions combined were worth $798.9 billion. The U.S. accounted for half of all global M&A activity, or about $2.5 trillion. The two most active sectors were Health Care ($723.7 billion) and Technology ($713.1 billion). A robust M&A climate indicates that companies are comfortable taking risks with their capital, in our opinion.

In 2015, due to the various headwinds challenging equity markets throughout the globe, which can dampen demand and enthusiasm for new issues, only 310 IPOs were launched worldwide, down 25.7% from the 417 brought to market in 2014, according to data from Renaissance Capital. Companies raised $156.5 billion, down 35.2% from the $241.5 billion raised in 2014.

ETFGI, an industry research group, reported that total assets invested in exchange-traded funds ("ETFs") and other exchange-traded products reached $2.99 trillion globally in December 2015, up from $2.78 billion a year ago, according to its own release. The industry took in a record $372.0 billion in net new assets in 2015, topping the previous record of $338.3 billion in 2014.

PERFORMANCE OF FOREIGN STOCKS AND BONDS

The U.S. dollar rose 9.26% against a basket of major currencies in 2015, as measured by the U.S. Dollar Index ("DXY"). The index has appreciated 23.63% since 6/30/14. The DXY peaked in 2015 at a reading of 100.33 on 3/13/15, and then traded from 93 to 100 the remainder of 2015. With respect to U.S. investors, a stronger U.S. dollar can negatively impact returns on foreign securities.

Foreign bond indices struggled in 2015. The Barclays EM Hard Currency Aggregate Index of emerging markets debt posted a total return of -0.18% (USD), while the Barclays Global Aggregate Index of higher quality debt declined by 3.15% (USD). Foreign equities finished 2015 in negative territory as well. The MSCI Emerging Markets Index of stocks posted a total return of -14.92% (USD), while the MSCI World Index (excluding the U.S.) posted a total return of -3.04% (USD).

Despite the ongoing rally in the U.S. dollar, investors continued to funnel significant amounts of capital into foreign equities in 2015. The following categories reported the highest amounts of net inflows: $141.15 Billion (Foreign Large Blend); $36.36 Billion (Europe); $11.47 Billion (Japan); and $9.07 Billion (Foreign Large Growth), according to Morningstar.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST ASIA PACIFIC EX-JAPAN ALPHADEX(R) FUND (FPA)

From the beginning of the period covered by this report until October 13, 2015, the First Trust Asia Pacific Ex-Japan AlphaDEX(R) Fund (the "Fund") sought investment results that corresponded generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Asia Pacific Ex-Japan Index. Effective October 13, 2015, the Fund changed its investment objective to seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ AlphaDEX(R) Asia Pacific Ex-Japan Index (the "Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Index. From the beginning of the period covered by this report until October 13, 2015, the shares of the Fund traded on the NYSE Arca. Effective October 13, 2015, the shares of the Fund are listed and trade on The Nasdaq(R) Stock Market LLC under the ticker symbol "FPA." The Fund commenced trading on April 19, 2011.

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the NASDAQ Asia Pacific Ex-Japan Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

--------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------------------------------------------------------
                                                                                         AVERAGE ANNUAL          CUMULATIVE
                                                                                          TOTAL RETURNS         TOTAL RETURNS
                                                                       1 Year Ended    Inception (4/18/11)   Inception (4/18/11)
                                                                         12/31/15          to 12/31/15           to 12/31/15

FUND PERFORMANCE
NAV                                                                        0.97%               0.99%                 4.74%
Market Price                                                               0.12%               0.81%                 3.89%

INDEX PERFORMANCE
Defined Asia Pacific Ex-Japan Index(1)                                    -0.19%               1.31%                 6.32%
NASDAQ AlphaDEX(R) Asia Pacific Ex-Japan Index(2)                          0.76%                 N/A                   N/A
NASDAQ DM Asia Pacific Ex-Japan Index(2)                                     N/A                 N/A                   N/A
S&P Asia Pacific Ex-Japan BMI Index                                       -6.94%              -1.29%                -5.92%
MSCI Pacific ex-Japan Index                                               -8.47%              -0.10%                -0.47%
--------------------------------------------------------------------------------------------------------------------------------

(1) The Defined Asia Pacific Ex-Japan Index was replaced with the NASDAQ AlphaDEX(R) Asia Pacific Ex-Japan Index. The new Index is substantially similar to the old index.

(2) Performance data is not available for all the periods shown in the table for the index because performance data does not exist for each of the entire periods.

(See Notes to Fund Performance Overview on page 42.)

PERFORMANCE REVIEW

The Fund generated a net asset value ("NAV") return of 0.97% during the 12-month period covered by this report. During the same period, the MSCI Pacific ex-Japan Index ("benchmark") generated a return of -8.47%. South Korea was the heaviest-allocated country in the Fund with a 42.2% average weighting. South Korea's contribution was limited to 0.88% due to its meager U.S. Dollar ("USD") denominated performance of 2.8%. The best-performing country was Hong Kong with a 10.1% USD return and 4.1% contribution. The worst-performing country was China with a -12.1% USD return. China was weighted at an average 0.3% so its contribution was limited to just -0.2%. On a relative basis, the Fund outperformed the benchmark by 9.44%. South Korea produced 4.6% of relative outperformance from being overweight 28.4% the relatively well-performing country (2.8% USD return). The Consumer Staples sector in particular, performed well and was overweight in the Fund, leading to 2.5% of relative outperformance. There was no country that caused relative underperformance over the period. China was the worst performer and also contributed the least to the relative outperformance with 0.1%.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------


FIRST TRUST ASIA PACIFIC EX-JAPAN ALPHADEX(R) FUND (FPA)

-----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
-----------------------------------------------------------
Financials                                   25.6%
Consumer Discretionary                       17.0
Industrials                                  16.8
Consumer Staples                             12.5
Materials                                     6.3
Information Technology                        6.0
Health Care                                   5.3
Utilities                                     4.4
Telecommunication Services                    3.3
Energy                                        2.8
                                            ------
    Total                                   100.0%
                                            ======

-----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
-----------------------------------------------------------
Treasury Wine Estates Ltd.                    2.1%
Hanwha Chem Corp.                             2.0
Ottogi Corp.                                  1.9
Dongbu Insurance Co., Ltd.                    1.9
China Resources Beer Holdings
  Company Ltd.                                1.9
Techtronic Industries Co., Ltd.               1.8
Link REIT                                     1.8
LG Display Co., Ltd.                          1.8
Star Entertainment Grp (The) Ltd.             1.8
Hyundai Mobis Co., Ltd.                       1.7
                                            ------
   Total                                     18.7%
                                            ======

-------------------------------------------------------------------------------------------------------
                              PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                  APRIL 18, 2011 - DECEMBER 31, 2015

                First Trust
           Asia Pacific Ex-Japan     Defined Asia Pacific        S&P Asia Pacific         MSCI Pacific
              AlphaDEX(R) Fund          ex-Japan Index          Ex-Japan BMI Index       ex-Japan Index
4/18/11           $10,000                  $10,000                   $10,000                $10,000
6/30/11            10,170                   10,139                     9,825                  9,772
12/31/11            7,822                    7,876                     8,216                  8,314
6/30/12             8,100                    8,119                     8,614                  8,798
12/31/12            9,586                    9,653                    10,061                 10,357
6/30/13             8,635                    8,832                     9,335                  9,875
12/31/13            9,953                   10,226                    10,487                 10,926
6/30/14            10,878                   11,073                    11,168                 11,735
12/31/14           10,374                   10,653                    10,112                 10,875
6/30/15            11,492                   11,782                    10,356                 10,938
12/31/15           10,475                   10,633                     9,410                  9,954
-------------------------------------------------------------------------------------------------------

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH DECEMBER 31, 2015

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period April 19, 2011 (commencement of trading) through December 31, 2015. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD          0.00%-0.49%     0.50%-0.99%     1.00%-1.99%      >=2.00%
4/19/11 - 12/31/11          69               43              9               1
1/1/12 - 12/31/12           94               70             11               1
1/1/13 - 12/31/13           93               77             18               0
1/1/14 - 12/31/14           98               36              0               0
1/1/15 - 12/31/15           71               40              4               0
--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD          0.00%-0.49%     0.50%-0.99%     1.00%-1.99%      >=2.00%
4/19/11 - 12/31/11          43                7              5               1
1/1/12 - 12/31/12           61               13              0               0
1/1/13 - 12/31/13           44               15              5               0
1/1/14 - 12/31/14           83               32              3               0
1/1/15 - 12/31/15           76               52              9               0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------


FIRST TRUST EUROPE ALPHADEX(R) FUND (FEP)

From the beginning of the period covered by this report until October 13, 2015, the First Trust Europe AlphaDEX(R) Fund (the "Fund") sought investment results that corresponded generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Europe Index. Effective October 13, 2015, the Fund changed its investment objective to seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ AlphaDEX(R) Europe Index (the "Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Index. From the beginning of the period covered by this report until October 13, 2015, the shares of the Fund traded on the NYSE Arca. Effective October 13, 2015, the shares of the Fund are listed and trade on The Nasdaq(R) Stock Market LLC under the ticker symbol "FEP." The Fund commenced trading on April 19, 2011.

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the NASDAQ Europe Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

--------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------------------------------------------------------
                                                                                          AVERAGE ANNUAL          CUMULATIVE
                                                                                           TOTAL RETURNS         TOTAL RETURNS
                                                                        1 Year Ended    Inception (4/18/11)   Inception (4/18/11)
                                                                          12/31/15          to 12/31/15           to 12/31/15

FUND PERFORMANCE
NAV                                                                         2.53%               2.62%                12.93%
Market Price                                                                2.63%               2.55%                12.57%

INDEX PERFORMANCE
Defined Europe Index(1)                                                     3.59%               3.71%                18.72%
NASDAQ AlphaDEX(R) Europe Index(2)                                            N/A                 N/A                   N/A
NASDAQ DM Europe Index(2)                                                  -1.32%                 N/A                   N/A
S&P Europe BMI Index                                                       -0.98%               3.73%                18.81%
MSCI Europe Index                                                          -2.84%               2.91%                14.47%
--------------------------------------------------------------------------------------------------------------------------------

(1) The Defined Europe Index was replaced with the NASDAQ AlphaDEX(R) Europe Index. The new Index is substantially similar to the old index.

(2) Performance data is not available for all the periods shown in the table for the index because performance data does not exist for each of the entire periods.

(See Notes to Fund Performance Overview on page 42.)

PERFORMANCE REVIEW

The Fund generated a NAV return of 2.53% during the 12-month period covered by this report. During the same period, the MSCI Europe Index ("benchmark") generated a return of -2.84%. The United Kingdom had the highest allocation over the period with a 22.6% weighting and also had the greatest contribution with a 1.6% contribution to return. Within the United Kingdom, the Financials sector had a USD return of 11.6% and had a 1.4% contribution to return. The Fund's German holdings, although only having a USD return of 0.2%, detracted the most from the Fund's performance, with a -0.4% contribution. On a relative basis, the Fund outperformed the benchmark by 5.37%. The United Kingdom, where the Fund outperformed the benchmark by 14.2%, created 3.4% of the relative outperformance. Within the United Kingdom, the Financials sector created 1.9% of outperformance and the Consumer Discretionary sector caused 0.7% of outperformance, both due to having a higher return. The Netherlands detracted -0.3% of relative performance, where the Fund was slightly overweight the country by 2.2% and underperformed by -26.4%.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------


FIRST TRUST EUROPE ALPHADEX(R) FUND (FEP) (CONTINUED)

-----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
-----------------------------------------------------------
Financials                                   24.8%
Consumer Discretionary                       18.7
Industrials                                  17.0
Materials                                     9.9
Consumer Staples                              7.5
Health Care                                   6.8
Utilities                                     5.4
Energy                                        3.7
Telecommunication Services                    3.1
Information Technology                        3.1
                                            ------
    Total                                   100.0%
                                            ======

-----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
-----------------------------------------------------------
Vestas Wind Systems A.S.                      1.1%
Porsche Automobil Holding SE
  (Preference Shares)                         1.0
Paddy Power PLC                               0.9
AAK AB                                        0.9
Almirall S.A.                                 0.9
Renault S.A.                                  0.9
Teleperformance                               0.9
Bellway PLC                                   0.9
Investment AB Kinnevik, Class B               0.9
Investor AB, Class B                          0.9
                                            ------
   Total                                      9.3%
                                            ======

-------------------------------------------------------------------------------------------------------
                              PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                  APRIL 18, 2011 - DECEMBER 31, 2015

            First Trust Europe           Defined               S&P Europe              MSCI Europe
             AlphaDEX(R) Fund          Europe Index            BMI Index                  Index
4/18/11         $10,000                  $10,000                $10,000                  $10,000
6/30/11          10,265                   10,315                 10,315                   10,321
12/31/11          7,547                    7,654                  8,320                    8,418
6/30/12           7,650                    7,755                  8,567                    8,620
12/31/12          9,206                    9,310                 10,002                   10,028
6/30/13           9,672                    9,859                 10,295                   10,247
12/31/13         12,091                   12,428                 12,718                   12,560
6/30/14          12,802                   13,190                 13,462                   13,248
12/31/14         11,016                   11,459                 11,997                   11,784
6/30/15          11,724                   12,155                 12,573                   12,234
12/31/15         11,295                   11,872                 11,880                   11,449
-------------------------------------------------------------------------------------------------------

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH DECEMBER 31, 2015

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period April 19, 2011 (commencement of trading) through December 31, 2015. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD          0.00%-0.49%     0.50%-0.99%     1.00%-1.99%      >=2.00%
4/19/11 - 12/31/11          69               60             21               3
1/1/12 - 12/31/12           71              110             49               1
1/1/13 - 12/31/13           70              152             22               1
1/1/14 - 12/31/14          147               25              1               0
1/1/15 - 12/31/15          144               46              5               0
--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD          0.00%-0.49%     0.50%-0.99%     1.00%-1.99%      >=2.00%
4/19/11 - 12/31/11          19                6              0               0
1/1/12 - 12/31/12           18                1              0               0
1/1/13 - 12/31/13            6                1              0               0
1/1/14 - 12/31/14           69                9              1               0
1/1/15 - 12/31/15           51                6              0               0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------


FIRST TRUST LATIN AMERICA ALPHADEX(R) FUND (FLN)

From the beginning of the period covered by this report until October 13, 2015, the First Trust Latin America AlphaDEX(R) Fund (the "Fund") sought investment results that corresponded generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Latin America Index. Effective October 13, 2015, the Fund changed its investment objective to seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ AlphaDEX(R) Latin America Index (the "Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Index. From the beginning of the period covered by this report until October 13, 2015, the shares of the Fund traded on the NYSE Arca. Effective October 13, 2015, the shares of the Fund are listed and trade on The Nasdaq(R) Stock Market LLC under the ticker symbol "FLN." The Fund commenced trading on April 19, 2011.

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the NASDAQ Latin America Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

--------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------------------------------------------------------
                                                                                         AVERAGE ANNUAL          CUMULATIVE
                                                                                          TOTAL RETURNS         TOTAL RETURNS
                                                                       1 Year Ended    Inception (4/18/11)   Inception (4/18/11)
                                                                         12/31/15          to 12/31/15           to 12/31/15

FUND PERFORMANCE
NAV                                                                      -29.08%             -13.40%               -49.18%
Market Price                                                             -29.08%             -13.50%               -49.45%

INDEX PERFORMANCE
Defined Latin America Index(1)                                           -28.47%             -12.27%               -45.99%
NASDAQ AlphaDEX(R) Latin America Index(2)                                    N/A                 N/A                   N/A
NASDAQ Latin America Index(2)                                            -29.90%                 N/A                   N/A
S&P Latin America BMI Index                                              -30.87%             -14.50%               -52.14%
MSCI EM Latin America Index                                              -31.04%             -14.87%               -53.10%
--------------------------------------------------------------------------------------------------------------------------------

(1) The Defined Latin America Index was replaced with the NASDAQ AlphaDEX(R) Latin America Index. The new Index is substantially similar to the old index.

(2) Performance data is not available for all the periods shown in the table for the index because performance data does not exist for each of the entire periods.

(See Notes to Fund Performance Overview on page 42.)

PERFORMANCE REVIEW

The Fund generated a NAV return of -29.08% during the 12-month period covered by this report. During the same period, the MSCI EM Latin America Index ("benchmark") generated a return of -31.04%. The U.S. Dollar appreciated versus each of the currencies represented by the Fund over the period, contributing -10.3% to the Fund's performance. Brazil was the heaviest-weighted country over the period with an average allocation of 58.7%. The Fund's holdings in Brazil returned -32.3% USD and contributed -20.3% to the Fund's return. The Financials sector, in particular, detracted -5.3% by having an allocation of 11.6% and returning -39.7% in USD terms. Banco do Brasil S.A. was the worst-performing security at -53.9% in USD terms. Chile was the best-performing country with a USD return of -16.8% however, Columbia was the best-contributing country with a -1.6% contribution. On a relative basis, the Fund outperformed the benchmark by 1.96%. Brazil, although the worst-contributing and second worst-performing country in the Fund, was the leading cause of the relative outperformance due to the 8.8% better relative USD return. The 5.4% of outperformance created was dampened by -1.1% because the Fund allocated 8.3% more towards the generally poor-performing Brazil securities relative to the remaining Fund. Mexico further created -2.7% of drag due to the Fund's -2.6% poorer performance and lower allocation to the relatively better performing country (-17.2% USD return).

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------


FIRST TRUST LATIN AMERICA ALPHADEX(R) FUND (FLN) (CONTINUED)

-----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
-----------------------------------------------------------
Consumer Staples                             27.2%
Industrials                                  17.0
Materials                                    16.2
Financials                                   13.4
Utilities                                    11.2
Consumer Discretionary                        6.3
Telecommunication Services                    6.3
Energy                                        2.4
                                            ------
    Total                                   100.0%
                                            ======

-----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
-----------------------------------------------------------
Brasken S.A. (Preference Shares)              5.5%
Kroton Educacional S.A.                       4.1
Cia de Saneamento Basico do
   Estado de Sao Paulo                        4.0
Telefonica Brasil S.A. (Preference Shares)    3.3
Suzano Papel e Celulose S.A.
   (Preference Shares)                        3.3
Itausa - Investimentos Itau S.A.
   (Preference Shares)                        3.2
Tim Participacoes S.A.                        3.1
Raia Drogasil S.A.                            3.0
Latam Airlines Group S.A.                     2.9
Wal-Mart de Mexico S.A.B. de C.V.             2.7
                                            ------
   Total                                     35.1%
                                            ======

-------------------------------------------------------------------------------------------------------
                              PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                  APRIL 18, 2011 - DECEMBER 31, 2015

              First Trust
             Latin America            Defined Latin                S&P Latin            MSCI EM Latin
            AlphaDEX(R) Fund          America Index            America BMI Index        America Index
4/18/11        $10,000                  $10,000                    $10,000                $10,000
6/30/11         10,114                   10,154                     10,046                 10,039
12/31/11         8,359                    8,513                      8,185                  8,236
6/30/12          8,525                    8,699                      8,258                  8,196
12/31/12         9,474                    9,759                      9,127                  8,949
6/30/13          8,424                    8,774                      7,859                  7,625
12/31/13         8,510                    8,880                      7,938                  7,754
6/30/14          8,969                    9,434                      8,446                  8,312
12/31/14         7,165                    7,549                      6,924                  6,801
6/30/15          6,776                    7,188                      6,405                  6,367
12/31/15         5,081                    5,400                      4,786                  4,690
-------------------------------------------------------------------------------------------------------

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH DECEMBER 31, 2015

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period April 19, 2011 (commencement of trading) through December 31, 2015. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD          0.00%-0.49%     0.50%-0.99%     1.00%-1.99%      >=2.00%
4/19/11 - 12/31/11          31               80             42               3
1/1/12 - 12/31/12          151               73              3               2
1/1/13 - 12/31/13           85               41              8               0
1/1/14 - 12/31/14           79                0              0               0
1/1/15 - 12/31/15           83               36              1               0
--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD          0.00%-0.49%     0.50%-0.99%     1.00%-1.99%      >=2.00%
4/19/11 - 12/31/11          17                5              0               0
1/1/12 - 12/31/12           20                1              0               0
1/1/13 - 12/31/13          102               14              2               0
1/1/14 - 12/31/14          146               24              3               0
1/1/15 - 12/31/15          110               21              1               0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------


FIRST TRUST BRAZIL ALPHADEX(R) FUND (FBZ)

From the beginning of the period covered by this report until July 14, 2015, the First Trust Brazil AlphaDEX(R) Fund (the "Fund") sought investment results that corresponded generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Brazil Index. Effective July 14, 2015, the Fund changed its investment objective to seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ AlphaDEX(R) Brazil Index (the "Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Index. From the beginning of the period covered by this report until July 14, 2015, the shares of the Fund traded on the NYSE Arca. Effective July 14, 2015, the shares of the Fund are listed and trade on The Nasdaq(R) Stock Market LLC under the ticker symbol "FBZ." The Fund commenced trading on April 19, 2011.

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the NASDAQ Brazil Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

--------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------------------------------------------------------
                                                                                         AVERAGE ANNUAL          CUMULATIVE
                                                                                          TOTAL RETURNS         TOTAL RETURNS
                                                                       1 Year Ended    Inception (4/18/11)   Inception (4/18/11)
                                                                         12/31/15          to 12/31/15           to 12/31/15

FUND PERFORMANCE
NAV                                                                      -41.80%             -20.25%               -65.51%
Market Price                                                             -41.97%             -20.34%               -65.70%

INDEX PERFORMANCE
Defined Brazil Index(1)                                                  -40.12%             -19.01%               -62.94%
NASDAQ AlphaDEX(R) Brazil Index(2)                                           N/A                 N/A                   N/A
NASDAQ Brazil Index(2)                                                   -39.08%                 N/A                   N/A
S&P Brazil BMI Index                                                     -42.25%             -20.80%               -66.62%
MSCI Brazil Index                                                        -41.37%             -20.80%               -66.61%
--------------------------------------------------------------------------------------------------------------------------------

(1) The Defined Brazil Index was replaced with the NASDAQ AlphaDEX(R) Brazil Index. The new Index is substantially similar to the old index.

(2) Performance data is not available for all the periods shown in the table for the index because performance data does not exist for each of the entire periods.

(See Notes to Fund Performance Overview on page 42.)

PERFORMANCE REVIEW

The Fund generated a NAV return of -41.80% during the 12-month period covered by this report. During the same period, the MSCI Brazil Index ("benchmark") generated a return of -41.37%. The Fund's return faced currency headwinds as the U.S. Dollar's strengthening against the Brazilian Real contributed -32.1% to the Fund's return. The Telecommunication Services sector was the worst-performing sector with a -58.5% USD return. The sector was held at an average weighting of 6.2% over the period and contributed -4.1% to the Fund's return. The worst-contributing sector was the Financials sector, which was held at an average weighting of 20.3% with a -45.3% USD return and -8.2% contribution. On a relative basis, the Fund underperformed the benchmark by -0.43%. The Telecommunication Services sector was the cause of -1.1% of the underperformance due to the Fund being overweight 3.5% and underperforming by -4.7%. Oi S.A. (Preference Shares) was the lead contributor to the underperformance within the Telecommunication Services sector with a -84.8% return and -0.7% relative contribution. The Materials sector reversed 1.9% of the drag by outperforming by 9.9%. Suzano Papel e Celulos S.A. had a good return of 13.7% and contributed 1.5% to relative performance.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------


FIRST TRUST BRAZIL ALPHADEX(R) FUND (FBZ) (CONTINUED)

-----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
-----------------------------------------------------------
Utilities                                    21.5%
Consumer Discretionary                       17.6
Materials                                    15.7
Consumer Staples                             14.8
Financials                                   14.5
Telecommunication Services                    5.0
Industrials                                   4.8
Energy                                        4.2
Information Technology                        1.9
                                            ------
    Total                                   100.0%
                                            ======

-----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
-----------------------------------------------------------
Suzano Papel e Celulose S.A.
   (Preference Shares)                        4.5%
EDP - Energias do Brasil S.A.                 4.2
Equatorial Energia S.A.                       3.9
Raia Drogasil S.A.                            3.6
Grendene S.A.                                 3.2
Itausa - Investimentos Itau S.A.
   (Preference Shares)                        3.1
JBS S.A.                                      3.0
Centrais Eletricas Brasileiras S.A.
   (Preference Shares)                        3.0
Ultrapar Participacoes S.A.                   2.9
Sao Martinho S.A.                             2.9
                                            ------
   Total                                     34.3%
                                            ======

-------------------------------------------------------------------------------------------------------
                              PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                  APRIL 18, 2011 - DECEMBER 31, 2015

            First Trust Brazil          Defined                S&P Brazil               MSCI Brazil
             AlphaDEX(R) Fund         Brazil Index             BMI Index                   Index
4/18/11         $10,000                $10,000                 $10,000                   $10,000
6/30/11           9,884                  9,933                   9,949                     9,926
12/31/11          7,858                  7,946                   7,929                     7,887
6/30/12           7,907                  8,002                   7,413                     7,280
12/31/12          8,314                  8,512                   8,180                     7,890
6/30/13           6,918                  7,182                   6,718                     6,471
12/31/13          7,090                  7,327                   6,824                     6,624
6/30/14           7,535                  7,846                   7,483                     7,320
12/31/14          5,927                  6,189                   5,782                     5,694
6/30/15           5,282                  5,556                   5,208                     5,199
12/31/15          3,450                  3,706                   3,339                     3,339
-------------------------------------------------------------------------------------------------------

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH DECEMBER 31, 2015

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period April 19, 2011 (commencement of trading) through December 31, 2015. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD          0.00%-0.49%     0.50%-0.99%     1.00%-1.99%      >=2.00%
4/19/11 - 12/31/11          16               27             52              64
1/1/12 - 12/31/12           84               38             11               1
1/1/13 - 12/31/13          166               57              7               1
1/1/14 - 12/31/14          119               16              3               0
1/1/15 - 12/31/15           32                7              5               0
--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD          0.00%-0.49%     0.50%-0.99%     1.00%-1.99%      >=2.00%
4/19/11 - 12/31/11          14                4              1               0
1/1/12 - 12/31/12          107                8              1               0
1/1/13 - 12/31/13           16                3              2               0
1/1/14 - 12/31/14           98               10              5               1
1/1/15 - 12/31/15           78              123              6               1

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------


FIRST TRUST CHINA ALPHADEX(R) FUND (FCA)

From the beginning of the period covered by this report until July 14, 2015, the First Trust China AlphaDEX(R) Fund (the "Fund") sought investment results that corresponded generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined China Index. Effective July 14, 2015, the Fund changed its investment objective to seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ AlphaDEX(R) China Index (the "Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Index. From the beginning of the period covered by this report until July 14, 2015, the shares of the Fund traded on the NYSE Arca. Effective July 14, 2015, the shares of the Fund are listed and trade on The Nasdaq(R) Stock Market LLC under the ticker symbol "FCA." The Fund commenced trading on April 19, 2011.

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the NASDAQ China Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

--------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------------------------------------------------------
                                                                                         AVERAGE ANNUAL          CUMULATIVE
                                                                                          TOTAL RETURNS         TOTAL RETURNS
                                                                       1 Year Ended    Inception (4/18/11)   Inception (4/18/11)
                                                                         12/31/15          to 12/31/15           to 12/31/15

FUND PERFORMANCE
NAV                                                                       -4.37%              -4.82%               -20.74%
Market Price                                                              -5.49%              -4.90%               -21.07%

INDEX PERFORMANCE
Defined China Index(1)                                                     0.00%              -3.16%               -14.02%
NASDAQ AlphaDEX(R) China Index(2)                                            N/A                 N/A                   N/A
NASDAQ China Index(2)                                                     -4.22%                 N/A                   N/A
S&P China BMI Index                                                       -4.00%               0.31%                 1.49%
MSCI China Index                                                          -7.82%              -0.41%                -1.93%
--------------------------------------------------------------------------------------------------------------------------------

(1) The Defined China Index was replaced with the NASDAQ AlphaDEX(R) China Index. The new Index is substantially similar to the old index.

(2) Performance data is not available for all the periods shown in the table for the index because performance data does not exist for each of the entire periods.

(See Notes to Fund Performance Overview on page 42.)

PERFORMANCE REVIEW

The Fund generated a NAV return of -4.37% during the 12-month period covered by this report. During the same period, the MSCI China Index ("benchmark") generated a USD return of -7.82%. The currency effect was minimal at -0.03% due to the USD/HKD currency having minimal movements. The Financials sector was the top-contributing and top-performing sector in the Fund with a 4.3% contribution and 14.0% USD return. The Industrials sector was the worst- contributing sector in the Fund with a -2.7% contribution. Although the Industrials sector only had a -4.2% USD return, it had a 17.8% average weighting over the period, making it the second highest allocated sector behind the Financials sector. On a relative basis, the Fund outperformed the benchmark by 3.45%. The Financials sector caused 7.8% of relative outperformance from its 23.4% higher USD return. Evergrande Real Estate Group stood out with a 145.6% USD return, creating 3.5% of outperformance due to the Fund's 3.5% greater allocation relative to the benchmark. The Information Technology sector reversed -3.2% of outperformance where the Fund underweighted the well-performing sector. Tencent Holdings Ltd., held in the Information Technology sector, contributed -3.8% of underperformance by taking a 10.6% lower allocation than the benchmark of the well-performing security (12.3% USD return).

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------


FIRST TRUST CHINA ALPHADEX(R) FUND (FCA) (CONTINUED)

-----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
-----------------------------------------------------------
Financials                                   35.8%
Industrials                                  21.4
Consumer Discretionary                       10.9
Materials                                     8.9
Energy                                        7.0
Telecommunication Services                    5.0
Utilities                                     3.6
Information Technology                        3.2
Health Care                                   2.7
Consumer Staples                              1.5
                                            ------
    Total                                   100.0%
                                            ======

-----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
-----------------------------------------------------------
Evergrande Real Estate Group Ltd.             6.0%
Guangzhou R&F Properties Co., Ltd.,
   Class H                                    4.1
Dongfeng Motor Group Co., Ltd., Class H       4.1
SOHO China Ltd.                               3.4
AviChina Industry & Technology Co., Ltd.,
   Class H                                    3.3
Lao Feng Xiang Co., Ltd., Class B             3.2
China Jinmao Holdings Group Ltd.              3.1
Country Garden Holdings Co., Ltd.             3.0
Sinopec Engineering Group Co., Ltd.,
   Class H                                    3.0
CNOOC Ltd.                                    3.0
                                            ------
   Total                                     36.2%
                                            ======

-------------------------------------------------------------------------------------------------------
                              PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                  APRIL 18, 2011 - DECEMBER 31, 2015

            First Trust China           Defined                 S&P China              MSCI China
            AlphaDEX(R) Fund          China Index               BMI Index                 Index
4/18/11         $10,000                $10,000                  $10,000                 $10,000
6/30/11           9,334                  9,279                    9,446                   9,583
12/31/11          6,692                  6,670                    7,502                   7,746
6/30/12           7,023                  6,935                    7,764                   8,048
12/31/12          8,568                  8,506                    9,045                   9,508
6/30/13           6,942                  7,022                    8,322                   8,463
12/31/13          8,428                  8,591                    9,982                   9,855
6/30/14           7,814                  8,015                    9,903                   9,789
12/31/14          8,287                  8,595                   10,570                  10,640
6/30/15           9,704                 10,137                   12,188                  12,199
12/31/15          7,924                  8,598                   10,147                   9,808
-------------------------------------------------------------------------------------------------------

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH DECEMBER 31, 2015

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period April 19, 2011 (commencement of trading) through December 31, 2015. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD          0.00%-0.49%     0.50%-0.99%     1.00%-1.99%      >=2.00%
4/19/11 - 12/31/11          32               35             36              16
1/1/12 - 12/31/12           84               49             16               4
1/1/13 - 12/31/13           64               31             16               0
1/1/14 - 12/31/14           76               56              8               2
1/1/15 - 12/31/15           58               35             19               6
--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD          0.00%-0.49%     0.50%-0.99%     1.00%-1.99%      >=2.00%
4/19/11 - 12/31/11          31               20              7               1
1/1/12 - 12/31/12           70               23              4               0
1/1/13 - 12/31/13           54               51             33               3
1/1/14 - 12/31/14           72               31              7               0
1/1/15 - 12/31/15           69               44             19               2

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------


FIRST TRUST JAPAN ALPHADEX(R) FUND (FJP)

From the beginning of the period covered by this report until July 14, 2015, the First Trust Japan AlphaDEX(R) Fund (the "Fund") sought investment results that corresponded generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Japan Index. Effective July 14, 2015, the Fund changed its investment objective to seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ AlphaDEX(R) Japan Index (the "Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Index. From the beginning of the period covered by this report until July 14, 2015, the shares of the Fund traded on the NYSE Arca. Effective July 14, 2015, the shares of the Fund are listed and trade on The Nasdaq(R) Stock Market LLC under the ticker symbol "FJP." The Fund commenced trading on April 19, 2011.

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the NASDAQ Japan Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

--------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------------------------------------------------------
                                                                                         AVERAGE ANNUAL          CUMULATIVE
                                                                                          TOTAL RETURNS         TOTAL RETURNS
                                                                       1 Year Ended    Inception (4/18/11)   Inception (4/18/11)
                                                                         12/31/15          to 12/31/15           to 12/31/15

FUND PERFORMANCE
NAV                                                                        5.73%               4.70%                24.11%
Market Price                                                               5.55%               4.69%                24.07%

INDEX PERFORMANCE
Defined Japan Index(1)                                                     6.45%               5.33%                27.67%
NASDAQ AlphaDEX(R) Japan Index(2)                                          7.56%                 N/A                   N/A
NASDAQ Japan Index(2)                                                     10.64%                 N/A                   N/A
S&P Japan BMI Index                                                       10.30%               6.80%                36.27%
MSCI Japan Index                                                           9.57%               6.46%                34.23%
--------------------------------------------------------------------------------------------------------------------------------

(1) The Defined Japan Index was replaced with the NASDAQ AlphaDEX(R) Japan Index. The new Index is substantially similar to the old index.

(2) Performance data is not available for all the periods shown in the table for the index because performance data does not exist for each of the entire periods.

(See Notes to Fund Performance Overview on page 42.)

PERFORMANCE REVIEW

The Fund generated a NAV return of 5.73% during the 12-month period covered by this report. During the same period, the MSCI Japan Index ("benchmark") generated a return of 9.57%. The Consumer Discretionary sector, held in the Fund at an average of 27.4%, was the top-contributing sector in the Fund with a 3.3% contribution and 12.4% USD return. Within this sector, the Auto Components industry had a USD return of 14.4% and contributed 1.4%. The Financials sector was the worst-contributing sector in the Fund with a -0.2% contribution. The Insurance industry was the worst-contributing industry within the Financials sector with a -0.3% contribution. On a relative basis, the Fund underperformed the benchmark by -3.84%. The majority of the underperformance was due to the Health Care and Materials sectors with contributions of -1.1% and -1.0%, respectively. The Fund was underweight the well-performing Health Care sector and overweight the poor-performing Materials sector. The Consumer Discretionary sector, where the Fund was overweight by 5.3% and outperformed by 4.9%, reversed 1.0% of the underperformance.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------


FIRST TRUST JAPAN ALPHADEX(R) FUND (FJP) (CONTINUED)

-----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
-----------------------------------------------------------
Consumer Discretionary                       28.2%
Materials                                    16.4
Industrials                                  15.9
Information Technology                       13.9
Consumer Staples                              8.0
Utilities                                     6.2
Financials                                    6.1
Health Care                                   4.1
Telecommunication Services                    1.2
                                            ------
    Total                                   100.0%
                                            ======

-----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
-----------------------------------------------------------
Toyota Boshoku Corp.                          2.1%
Sohgo Security Services Co., Ltd.             2.1
Daiichi Sankyo Co., Ltd.                      2.0
Aeon Co., Ltd.                                1.9
Tokyo Electric Power Co., Inc.                1.9
Ryohin Keikaku Co., Ltd.                      1.9
Koito Manufacturing Co., Ltd.                 1.9
Mitsubishi Motors Corp.                       1.8
Sumitomo Chemical Co., Ltd.                   1.7
Daihatsu Motor Co., Ltd.                      1.7
                                            ------
   Total                                     19.0%
                                            ======

-------------------------------------------------------------------------------------------------------
                              PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                  APRIL 18, 2011 - DECEMBER 31, 2015

            First Trust Japan           Defined                S&P Japan               MSCI Japan
            AlphaDEX(R) Fund          Japan Index              BMI Index                  Index
4/18/11         $10,000                $10,000                 $10,000                  $10,000
6/30/11          10,724                 10,567                  10,350                   10,315
12/31/11          9,534                  9,452                   9,395                    9,278
6/30/12           9,270                  9,136                   9,671                    9,569
12/31/12          9,096                  9,016                  10,102                   10,037
6/30/13          10,707                 10,698                  11,682                   11,698
12/31/13         11,885                 11,972                  12,780                   12,764
6/30/14          12,385                 12,469                  12,992                   12,851
12/31/14         11,740                 11,993                  12,354                   12,251
6/30/15          13,208                 13,389                  14,017                   13,920
12/31/15         12,413                 12,767                  13,626                   13,424
-------------------------------------------------------------------------------------------------------

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH DECEMBER 31, 2015

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period April 19, 2011 (commencement of trading) through December 31, 2015. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD          0.00%-0.49%     0.50%-0.99%     1.00%-1.99%      >=2.00%
4/19/11 - 12/31/11          79               52              5               3
1/1/12 - 12/31/12          113               30              8               1
1/1/13 - 12/31/13           71               70             40               9
1/1/14 - 12/31/14           84               54              4               3
1/1/15 - 12/31/15           96               29              9               1
--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD          0.00%-0.49%     0.50%-0.99%     1.00%-1.99%      >=2.00%
4/19/11 - 12/31/11          33                5              1               0
1/1/12 - 12/31/12           79               17              2               0
1/1/13 - 12/31/13           37               19              4               2
1/1/14 - 12/31/14           69               32              5               1
1/1/15 - 12/31/15           83               30              3               1

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------


FIRST TRUST SOUTH KOREA ALPHADEX(R) FUND (FKO)

From the beginning of the period covered by this report until July 14, 2015, the First Trust South Korea AlphaDEX(R) Fund (the "Fund") sought investment results that corresponded generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined South Korea Index. Effective July 14, 2015, the Fund changed its investment objective to seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ AlphaDEX(R) South Korea Index (the "Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Index. From the beginning of the period covered by this report until July 14, 2015, the shares of the Fund traded on the NYSE Arca. Effective July 14, 2015, the shares of the Fund are listed and trade on The Nasdaq(R) Stock Market LLC under the ticker symbol "FKO." The Fund commenced trading on April 19, 2011.

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the NASDAQ South Korea Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

--------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------------------------------------------------------
                                                                                         AVERAGE ANNUAL          CUMULATIVE
                                                                                          TOTAL RETURNS         TOTAL RETURNS
                                                                       1 Year Ended    Inception (4/18/11)   Inception (4/18/11)
                                                                         12/31/15          to 12/31/15           to 12/31/15

FUND PERFORMANCE
NAV                                                                       -3.11%              -4.41%               -19.12%
Market Price                                                              -4.66%              -4.55%               -19.66%

INDEX PERFORMANCE
Defined South Korea Index(1)                                              -1.51%              -3.19%               -14.16%
NASDAQ AlphaDEX(R) South Korea Index(2)                                      N/A                 N/A                   N/A
NASDAQ South Korea Index(2)                                               -4.06%                 N/A                   N/A
S&P South Korea BMI Index                                                 -4.02%              -2.25%               -10.14%
MSCI South Korea Index                                                    -6.66%              -3.57%               -15.73%
--------------------------------------------------------------------------------------------------------------------------------

(1) The Defined South Korea Index was replaced with the NASDAQ AlphaDEX(R) South Korea Index. The new Index is substantially similar to the old index.

(2) Performance data is not available for all the periods shown in the table for the index because performance data does not exist for each of the entire periods.

(See Notes to Fund Performance Overview on page 42.)

PERFORMANCE REVIEW

The Fund generated a NAV return of -3.11% during the 12-month period covered by this report. During the same period, the MSCI South Korea Index ("benchmark") generated a return of -6.66%. The Consumer Staples sector was the top-contributing and top-performing sector in the Fund with a 4.0% contribution and 33.3% USD return. The Consumer Discretionary sector was the worst-contributing sector within the Fund with a -2.8% contribution. The Consumer Discretionary sector was the greatest allocated sector at 19.6% and returned -20.1% in USD terms. On a relative basis, the Fund outperformed the benchmark by 3.55%. The Industrials sector caused 3.1% of relative outperformance from its 16.5% higher USD return. Korea Aerospace Industries, Ltd. was the top performer with an 83.0% USD return, creating 2.8% of outperformance due to the Fund's 3.2% greater allocation. The Consumer Discretionary sector reversed -1.8% of outperformance, where the Fund was overweight by 4.3% and underperformed by -10.6%. Hotel Shilla Co., Ltd., held in the Consumer Discretionary sector, contributed -0.76% of underperformance by returning -17.4% less than the benchmark.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------


FIRST TRUST SOUTH KOREA ALPHADEX(R) FUND (FKO) (CONTINUED)

-----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
-----------------------------------------------------------
Consumer Discretionary                       22.4%
Information Technology                       12.1
Industrials                                  12.0
Materials                                    11.8
Health Care                                  10.2
Financials                                    8.2
Consumer Staples                              8.1
Utilities                                     6.1
Energy                                        5.1
Telecommunication Services                    4.0
                                            ------
    Total                                   100.0%
                                            ======

-----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
-----------------------------------------------------------
Hanmi Pharm Co., Ltd.                         4.4%
Kia Motors Corp.                              4.1
GS Retail Co;, Ltd.                           4.0
Hyundai Motor Co.                             3.8
Hanmi Science Co., Ltd.                       3.5
Samsung Electro-Mechanics Co., Ltd.           3.4
LG Display Co., Ltd.                          3.3
Hyundai Mobis Co., Ltd.                       3.3
Hankook Tire Co., Ltd.                        3.2
Korea Electric Power Corp.                    3.1
                                            ------
   Total                                     36.1%
                                            ======

-------------------------------------------------------------------------------------------------------
                              PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                  APRIL 18, 2011 - DECEMBER 31, 2015

               First Trust             Defined
               South Korea           South Korea               S&P South Korea           MSCI South
            AlphaDEX(R) Fund            Index                     BMI Index             Korea Index
4/18/11         $10,000               $10,000                     $10,000                $10,000
6/30/11          10,266                10,241                       9,969                  9,922
12/31/11          7,729                 7,800                       8,262                  8,064
6/30/12           7,704                 7,694                       8,614                  8,488
12/31/12          9,067                 9,119                       9,907                  9,772
6/30/13           7,844                 8,022                       8,749                  8,498
12/31/13          9,660                 9,921                      10,309                 10,158
6/30/14           9,680                 9,993                      10,785                 10,569
12/31/14          8,347                 8,716                       9,361                  9,027
6/30/15           9,200                 9,643                       9,978                  9,064
12/31/15          8,087                 8,585                       8,984                  8,426
-------------------------------------------------------------------------------------------------------

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH DECEMBER 31, 2015

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period April 19, 2011 (commencement of trading) through December 31, 2015. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD          0.00%-0.49%     0.50%-0.99%     1.00%-1.99%      >=2.00%
4/19/11 - 12/31/11          13                5              0               1
1/1/12 - 12/31/12           51               71             13               6
1/1/13 - 12/31/13           86               72             13               7
1/1/14 - 12/31/14           78               23              2               0
1/1/15 - 12/31/15           27               18              2              18
--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD          0.00%-0.49%     0.50%-0.99%     1.00%-1.99%      >=2.00%
4/19/11 - 12/31/11          31               37             56              35
1/1/12 - 12/31/12           57               36             16               0
1/1/13 - 12/31/13           53               21              0               0
1/1/14 - 12/31/14          104               36              9               0
1/1/15 - 12/31/15           57               66             40              24

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------


FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND (FDT)

From the beginning of the period covered by this report until October 13, 2015, the First Trust Developed Markets Ex-US AlphaDEX(R) Fund (the "Fund") sought investment results that corresponded generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Developed Markets Ex-US Index. Effective October 13, 2015, the Fund changed its investment objective to seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ AlphaDEX(R) Developed Markets Ex-US Index (the "Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Index. From the beginning of the period covered by this report until October 13, 2015, the shares of the Fund traded on the NYSE Arca. Effective October 13, 2015, the shares of the Fund are listed and trade on The Nasdaq(R) Stock Market LLC under the ticker symbol "FDT." The Fund commenced trading on April 19, 2011.

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the NASDAQ Developed Markets Ex-US Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

--------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------------------------------------------------------
                                                                                         AVERAGE ANNUAL          CUMULATIVE
                                                                                          TOTAL RETURNS         TOTAL RETURNS
                                                                       1 Year Ended    Inception (4/18/11)   Inception (4/18/11)
                                                                         12/31/15          to 12/31/15           to 12/31/15

FUND PERFORMANCE
NAV                                                                        0.67%               0.77%                 3.66%
Market Price                                                               0.12%               0.74%                 3.54%

INDEX PERFORMANCE
Defined Developed Markets Ex-US Index(1)                                   1.29%               1.73%                 8.41%
NASDAQ AlphaDEX(R) Developed Markets Ex-US Index(2)                          N/A                 N/A                   N/A
NASDAQ Developed Markets Ex-US Index(2)                                   -1.85%                 N/A                   N/A
S&P Developed Markets Ex-US BMI Index                                     -1.63%               2.57%                12.68%
MSCI World Ex-US Index                                                    -3.04%               2.38%                11.68%
--------------------------------------------------------------------------------------------------------------------------------

(1) The Defined Developed Markets Ex-US Index was replaced with the NASDAQ AlphaDEX(R) Developed Markets Ex-US Index. The new Index is substantially similar to the old index.

(2) Performance data is not available for all the periods shown in the table for the index because performance data does not exist for each of the entire periods.

(See Notes to Fund Performance Overview on page 42.)

PERFORMANCE REVIEW

The Fund generated a NAV return of 0.67% during the 12-month period covered by this report. During the same period, the MSCI World Ex-U.S Index ("benchmark") generated a return of -3.04%. The U.S. Dollar strengthened, relative to many of the Fund's underlying currencies, contributing -4.6% to the Fund's return over the period. Canada was the worst-contributing country over the period with a -27.5% USD return, 5.9% weighting, and -1.9% contribution. Japan, which was the highest-weighted country over the period with an allocation of 35.3%, was the top-contributing country to the Fund's return with an 8.7% USD return and 2.6% contribution. On a relative basis, the Fund outperformed the benchmark by 3.71%. The United Kingdom added 1.6% of outperformance due to the Fund's 15.6% better return. The Financials sector, in particular, created 0.9% of the relative outperformance. Securities domiciled in the Netherlands were the worst-contributing securities to the relative performance with a -0.2% contribution.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------


FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND (FDT) (CONTINUED)

-----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
-----------------------------------------------------------
Financials                                   20.2%
Industrials                                  19.7
Consumer Discretionary                       19.7
Consumer Staples                             11.0
Materials                                     9.5
Information Technology                        6.2
Health Care                                   5.5
Utilities                                     4.2
Energy                                        2.2
Telecommunication Services                    1.8
                                            ------
    Total                                   100.0%
                                            ======

-----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
-----------------------------------------------------------
Nippon Paint Holdings Co., Ltd.               0.7%
Vestas Wind Systems A.S.                      0.7
Porsche Automobil Holding SE
  (Preference Shares)                         0.7
Hankook Tire Co., Ltd.                        0.6
Iida Group Holdings Co., Ltd.                 0.6
Daiichi Sankyo Co., Ltd.                      0.6
Toyota Boshoku Corp.                          0.6
China Resources Beer Holdings Co,. Ltd.       0.6
AAK AB                                        0.6
Nisshin Seifun Group, Inc.                    0.6
                                            ------
   Total                                      6.3%
                                            ======

-------------------------------------------------------------------------------------------------------
                              PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                  APRIL 18, 2011 - DECEMBER 31, 2015

            First Trust Developed          Defined                    S&P
                Markets Ex-US         Developed Markets        Developed Markets         MSCI World
              AlphaDEX(R) Fund           Ex-US Index            Ex-US BMI Index         Ex-US Index
4/18/11           $10,000                 $10,000                  $10,000                $10,000
6/30/11            10,218                  10,215                   10,173                 10,192
12/31/11            7,908                   7,970                    8,476                  8,545
6/30/12             7,951                   7,996                    8,701                  8,753
12/31/12            9,249                   9,315                    9,900                  9,948
6/30/13             9,465                   9,622                   10,160                 10,247
12/31/13           10,951                  11,233                   11,966                 12,039
6/30/14            11,442                  11,755                   12,652                 12,689
12/31/14           10,297                  10,704                   11,453                 11,519
6/30/15            11,172                  11,568                   12,049                 12,019
12/31/15           10,366                  10,842                   11,267                 11,169
-------------------------------------------------------------------------------------------------------

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH DECEMBER 31, 2015

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period April 19, 2011 (commencement of trading) through December 31, 2015. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD          0.00%-0.49%     0.50%-0.99%     1.00%-1.99%      >=2.00%
4/19/11 - 12/31/11          48               26              9               1
1/1/12 - 12/31/12          133               59             12               0
1/1/13 - 12/31/13          132               77              5               0
1/1/14 - 12/31/14          103               59              3               0
1/1/15 - 12/31/15          132               45              2               0
--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD          0.00%-0.49%     0.50%-0.99%     1.00%-1.99%      >=2.00%
4/19/11 - 12/31/11          52               39              3               0
1/1/12 - 12/31/12           40                6              0               0
1/1/13 - 12/31/13           30                8              0               0
1/1/14 - 12/31/14           70               17              0               0
1/1/15 - 12/31/15           61               11              1               0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------


FIRST TRUST EMERGING MARKETS ALPHADEX(R) FUND (FEM)

From the beginning of the period covered by this report until October 13, 2015, the First Trust Emerging Markets AlphaDEX(R) Fund (the "Fund") sought investment results that corresponded generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Emerging Markets Index. Effective October 13, 2015, the Fund changed its investment objective to seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ AlphaDEX(R) Emerging Markets Index (the "Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Index. From the beginning of the period covered by this report until October 13, 2015, the shares of the Fund traded on the NYSE Arca. Effective October 13, 2015, the shares of the Fund are listed and trade on The Nasdaq(R) Stock Market LLC under the ticker symbol "FEM." The Fund commenced trading on April 19, 2011.

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the NASDAQ Emerging Markets Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

--------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------------------------------------------------------
                                                                                         AVERAGE ANNUAL          CUMULATIVE
                                                                                          TOTAL RETURNS         TOTAL RETURNS
                                                                       1 Year Ended    Inception (4/18/11)   Inception (4/18/11)
                                                                         12/31/15          to 12/31/15           to 12/31/15

FUND PERFORMANCE
NAV                                                                      -13.11%              -7.25%               -29.80%
Market Price                                                             -13.90%              -7.41%               -30.37%

INDEX PERFORMANCE
Defined Emerging Markets Index(1)                                        -11.66%              -6.01%               -25.29%
NASDAQ AlphaDEX(R) Emerging Markets Index(2)                                 N/A                 N/A                   N/A
NASDAQ Emerging Markets Index(2)                                         -13.65%                 N/A                   N/A
S&P Emerging Markets BMI Index                                           -13.78%              -4.71%               -20.29%
MSCI Emerging Markets Index                                              -14.92%              -5.39%               -22.94%
--------------------------------------------------------------------------------------------------------------------------------

(1) The Defined Emerging Markets Index was replaced with the NASDAQ AlphaDEX(R) Emerging Markets Index. The new Index is substantially similar to the old index.

(2) Performance data is not available for all the periods shown in the table for the index because performance data does not exist for each of the entire periods.

(See Notes to Fund Performance Overview on page 42.)

PERFORMANCE REVIEW

The Fund generated a NAV return of -13.11% during the 12-month period covered by this report. During the same period, the MSCI Emerging Markets Index ("benchmark") generated a return of -14.92%. The U.S. Dollar strengthened, relative to many of the Fund's underlying currencies, contributing -8.8% to the Fund's return over the period. Brazil was the worst-contributing country over the period with a -29.5% USD return, 10.8% weighting, and -4.1% contribution. Russia, with an allocation of 12.6%, was the top-contributing country to the Fund's return with a 91.4% USD return and 5.5% contribution. On a relative basis, the Fund outperformed the benchmark by 1.8%. Russia added 6.8% of outperformance due to the Fund's 86.8% better return. Securities domiciled in Taiwan created -0.8% of relative underperformance. Taiwanese securities were given a weighting of 10.2% over the period versus the benchmark's 12.5% and had a USD return of -19.7% versus the benchmark's -10.8% return on the Taiwanese securities.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------


FIRST TRUST EMERGING MARKETS ALPHADEX(R) FUND (FEM) (CONTINUED)

-----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
-----------------------------------------------------------
Financials                                   21.8%
Energy                                       13.9
Consumer Discretionary                       13.5
Materials                                    11.6
Information Technology                       10.8
Industrials                                   9.1
Consumer Staples                              8.4
Telecommunication Services                    5.9
Utilities                                     2.6
Health Care                                   2.4
                                            ------
    Total                                   100.0%
                                            ======

-----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
-----------------------------------------------------------
Evergrande Real Estate Group Ltd.             1.7%
Guangzhou R&F Properties Co., Ltd.,
   Class H                                    1.5
Inotera Memories, Inc.                        1.5
Braskem S.A. (Preference Shares)              1.5
Sberbank of Russia                            1.3
United Microelectronics Corp.                 1.2
Tofas Turk Otomobil Fabrikasi A.S.            1.2
Dongfeng Motor Group Co., Ltd., Class H       1.2
Brait SE                                      1.2
VTB Bank JSC                                  1.2
                                            ------
   Total                                     13.5%
                                            ======

-------------------------------------------------------------------------------------------------------
                              PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                  APRIL 18, 2011 - DECEMBER 31, 2015

              First Trust
            Emerging Markets        Defined Emerging              S&P Emerging          MSCI Emerging
            AlphaDEX(R) Fund          Markets Index             Markets BMI Index       Markets Index
4/18/11        $10,000                  $10,000                     $10,000               $10,000
6/30/11          9,787                    9,770                       9,888                 9,945
12/31/11         7,678                    7,729                       7,895                 8,042
6/30/12          8,052                    8,125                       8,253                 8,358
12/31/12         9,293                    9,427                       9,355                 9,507
6/30/13          8,423                    8,651                       8,636                 8,597
12/31/13         8,981                    9,251                       9,213                 9,259
6/30/14          9,280                    9,606                       9,887                 9,828
12/31/14         8,079                    8,457                       9,247                 9,057
6/30/15          8,741                    9,150                       9,585                 9,324
12/31/15         7,020                    7,472                       7,973                 7,705
-------------------------------------------------------------------------------------------------------

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH DECEMBER 31, 2015

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period April 19, 2011 (commencement of trading) through December 31, 2015. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD          0.00%-0.49%     0.50%-0.99%     1.00%-1.99%      >=2.00%
4/19/11 - 12/31/11          31               60             57               5
1/1/12 - 12/31/12          105               72             14               1
1/1/13 - 12/31/13          100               60             12               1
1/1/14 - 12/31/14           95               57              4               0
1/1/15 - 12/31/15           34               12              4               0
--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD          0.00%-0.49%     0.50%-0.99%     1.00%-1.99%      >=2.00%
4/19/11 - 12/31/11          12               12              1               0
1/1/12 - 12/31/12           47               10              1               0
1/1/13 - 12/31/13           50               24              5               0
1/1/14 - 12/31/14           61               33              2               0
1/1/15 - 12/31/15           98               88             16               0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------


FIRST TRUST GERMANY ALPHADEX(R) FUND (FGM)

From the beginning of the period covered by this report until July 14, 2015, the First Trust Germany AlphaDEX(R) Fund (the "Fund") sought investment results that corresponded generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Germany Index. Effective July 14, 2015, the Fund changed its investment objective to seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ AlphaDEX(R) Germany Index (the "Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Index. From the beginning of the period covered by this report until July 14, 2015, the shares of the Fund traded on the NYSE Arca. Effective July 14, 2015, the shares of the Fund are listed and trade on The Nasdaq(R) Stock Market LLC under the ticker symbol "FGM." The Fund commenced trading on February 15, 2012.

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the NASDAQ Germany Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

--------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------------------------------------------------------
                                                                                         AVERAGE ANNUAL          CUMULATIVE
                                                                                          TOTAL RETURNS         TOTAL RETURNS
                                                                       1 Year Ended    Inception (2/14/12)   Inception (2/14/12)
                                                                         12/31/15          to 12/31/15           to 12/31/15

FUND PERFORMANCE
NAV                                                                        1.94%               6.80%                29.03%
Market Price                                                               1.82%               6.64%                28.30%

INDEX PERFORMANCE
Defined Germany Index(1)                                                   0.64%               6.86%                29.38%
NASDAQ AlphaDEX(R) Germany Index(2)                                        3.07%                 N/A                   N/A
NASDAQ Germany Index(2)                                                   -0.37%                 N/A                   N/A
S&P Germany BMI Index                                                     -0.67%               7.63%                32.99%
MSCI Germany Index                                                        -1.89%               7.22%                31.03%
--------------------------------------------------------------------------------------------------------------------------------

(1) The Defined Germany Index was replaced with the NASDAQ AlphaDEX(R) Germany Index. The new Index is substantially similar to the old index.

(2) Performance data is not available for all the periods shown in the table for the index because performance data does not exist for each of the entire periods.

(See Notes to Fund Performance Overview on page 42.)

PERFORMANCE REVIEW

The Fund generated a NAV return of 1.94% during the 12-month period covered by this report. During the same period, the MSCI Germany Index ("benchmark") generated a return of -1.89%. The Fund's return faced currency headwinds as the U.S. Dollar's strengthening versus the Euro contributed -10.9% to the Fund's return. The Industrials sector was the top-contributing sector with a 3.2% contribution. The sector was weighted at 21.4% and had a USD return of 14.9%. The Utilities sector was the worst-contributing and worst-performing sector with a -2.7% contribution and -52.9% USD return. On a relative basis, the Fund outperformed the benchmark by 3.83%. The Industrials sector created 4.9% of outperformance, where the Fund had a 9.1% higher USD return and was given a 24.3% greater allocation. Rational AG and Kion Group AG, within the Industrials sector, each caused 1.0% of relative outperformance with 44.2% and 32.6% USD returns, respectively. The Information Technology sector was the cause of -2.5% relative performance. The Fund underperformed within the sector by -34.3% in USD terms. Dialog Semiconductor PLC, which was held in the Fund but not the benchmark, caused -1.5% of underperformance due to its -40.4% USD return and 1.6% weighting.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------


FIRST TRUST GERMANY ALPHADEX(R) FUND (FGM) (CONTINUED)

-----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
-----------------------------------------------------------
Industrials                                  26.9%
Consumer Discretionary                       19.0
Financials                                   18.8
Health Care                                  13.1
Materials                                    10.4
Information Technology                        5.7
Telecommunication Services                    2.6
Utilities                                     2.5
Consumer Staples                              1.0
                                            ------
    Total                                   100.0%
                                            ======

-----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
-----------------------------------------------------------
Deutsche Wohnen AG                            5.2%
Sartorius AG (Preference Shares)              4.8
Fresenius SE & Co. KGaA                       4.8
KUKA AG                                       4.6
KION Group AG                                 4.4
Rational AG                                   4.2
Muenchener Rueckversicherungs-
   Gesellschaft AG in Muenchen                3.8
Fresenius Medical Care AG & Co. KGaA          3.5
Bayerische Motoren Werke AG                   3.3
Daimler AG                                    3.1
                                            ------
   Total                                     41.7%
                                            ======

-------------------------------------------------------------------------------------------------------
                              PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                 FEBRUARY 14, 2012 - DECEMBER 31, 2015

            First Trust Germany          Defined              S&P Germany              MSCI Germany
             AlphaDEX(R) Fund         Germany Index            BMI Index                   Index
2/14/12          $10,000                 $10,000                $10,000                   $10,000
6/30/12            9,157                   9,132                  9,197                     9,174
12/31/12          11,309                  11,243                 11,304                    11,342
6/30/13           11,312                  11,323                 11,668                    11,670
12/31/13          14,319                  14,428                 14,857                    14,900
6/30/14           14,701                  14,786                 15,141                    15,095
12/31/14          12,659                  12,855                 13,389                    13,358
6/30/15           13,359                  13,338                 13,738                    13,656
12/31/15          12,903                  12,938                 13,298                    13,106
-------------------------------------------------------------------------------------------------------

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH DECEMBER 31, 2015

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period February 15, 2012 (commencement of trading) through December 31, 2015. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD          0.00%-0.49%     0.50%-0.99%     1.00%-1.99%      >=2.00%
2/15/12 - 12/31/12         116               45              4               1
1/1/13 - 12/31/13          163               35              2               0
1/1/14 - 12/31/14          130                9              0               0
1/1/15 - 12/31/15          137               13              4               0
--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD          0.00%-0.49%     0.50%-0.99%     1.00%-1.99%      >=2.00%
2/15/12 - 12/31/12          45                8              1               0
1/1/13 - 12/31/13           49                3              0               0
1/1/14 - 12/31/14          106                7              0               0
1/1/15 - 12/31/15           88               10              0               0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------


FIRST TRUST CANADA ALPHADEX(R) FUND (FCAN)

From the beginning of the period covered by this report until July 14, 2015, the First Trust Canada AlphaDEX(R) Fund (the "Fund") sought investment results that corresponded generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Canada Index. Effective July 14, 2015, the Fund changed its investment objective to seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ AlphaDEX(R) Canada Index (the "Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Index. From the beginning of the period covered by this report until July 14, 2015, the shares of the Fund traded on the NYSE Arca. Effective July 14, 2015, the shares of the Fund are listed and trade on The Nasdaq(R) Stock Market LLC under the ticker symbol "FCAN." The Fund commenced trading on February 15, 2012.

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the NASDAQ Canada Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

--------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------------------------------------------------------
                                                                                         AVERAGE ANNUAL          CUMULATIVE
                                                                                          TOTAL RETURNS         TOTAL RETURNS
                                                                       1 Year Ended    Inception (2/14/12)   Inception (2/14/12)
                                                                         12/31/15          to 12/31/15           to 12/31/15

FUND PERFORMANCE
NAV                                                                      -30.98%              -6.71%               -23.62%
Market Price                                                             -30.89%              -6.74%               -23.69%

INDEX PERFORMANCE
Defined Canada Index(1)                                                  -31.25%              -6.30%               -22.32%
NASDAQ AlphaDEX(R) Canada Index(2)                                           N/A                 N/A                   N/A
NASDAQ Canada Index(2)                                                   -24.26%                 N/A                   N/A
S&P Canada BMI Index                                                     -24.52%              -5.26%               -18.91%
MSCI Canada Index                                                        -24.16%              -4.35%               -15.83%
--------------------------------------------------------------------------------------------------------------------------------

(1) The Defined Canada Index was replaced with the NASDAQ AlphaDEX(R) Canada Index. The new Index is substantially similar to the old index.

(2) Performance data is not available for all the periods shown in the table for the index because performance data does not exist for each of the entire periods.

(See Notes to Fund Performance Overview on page 42.)

PERFORMANCE REVIEW

The Fund generated a NAV return of -30.98% during the 12-month period covered by this report. During the same period, the MSCI Canada Index ("benchmark") generated a return of -24.16%. Weakening of the Canadian Dollar against the U.S. Dollar contributed -16.4% to the Fund's return. The Information Technology sector was the best-performing and best-contributing sector with a 23.3% USD return and 0.5% contribution. The Energy sector was the worst- performing and worst-contributing sector with a -44.0% USD return and -12.0% contribution. On a relative basis, the Fund underperformed the benchmark by 6.82%. The Information Technology sector, where the Fund outperformed the benchmark by 21.6%, created 1.0% of outperformance. Constellation Software Inc., part of the Information Technology sector, was given a 3.0% greater weighting leading to 1.3% of outperformance. The Energy sector was the largest detractor from performance due to the Fund having a 6.1% greater allocation to the poor- performing sector. Encana Corp., which had a USD return of -62.5% over the period, was the lead contributor to the relative underperformance where the Fund was overweight the security by 2.8%.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------


FIRST TRUST CANADA ALPHADEX(R) FUND (FCAN) (CONTINUED)

-----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
-----------------------------------------------------------
Energy                                       23.2%
Materials                                    20.3
Consumer Discretionary                       18.1
Industrials                                  11.6
Financials                                    9.4
Consumer Staples                              6.9
Information Technology                        4.9
Utilities                                     4.0
Health Care                                   1.6
                                            ------
    Total                                   100.0%
                                            ======

-----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
-----------------------------------------------------------
CCL Industries, Inc., Class B                 7.7%
SNC-Lavalin Group, Inc.                       5.1
Constellation Software, Inc.                  4.9
Manulife Financial Corp.                      4.7
Canadian Natural Resources Ltd.               4.7
Air Canada                                    4.0
Linamar Corp.                                 3.9
Whitecap Resources, Inc.                      3.6
Hudson's Bay Co.                              3.4
Lundin Mining Corp.                           3.1
                                            ------
   Total                                     45.1%
                                            ======

-------------------------------------------------------------------------------------------------------
                              PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                 FEBRUARY 14, 2012 - DECEMBER 31, 2015

            First Trust Canada          Defined                S&P Canada               MSCI Canada
             AlphaDEX(R) Fund         Canada Index             BMI Index                   Index
2/14/12         $10,000                 $10,000                 $10,000                   $10,000
6/30/12           9,358                   9,369                   9,194                     9,312
12/31/12         10,726                  10,768                  10,213                    10,351
6/30/13          11,210                  11,272                   9,499                     9,662
12/31/13         12,415                  12,566                  10,752                    10,934
6/30/14          13,402                  13,630                  12,091                    12,201
12/31/14         11,067                  11,298                  10,743                    11,098
6/30/15          10,414                  10,645                  10,033                    10,331
12/31/15          7,639                   7,768                   8,109                     8,417
-------------------------------------------------------------------------------------------------------

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH DECEMBER 31, 2015

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period February 15, 2012 (commencement of trading) through December 31, 2015. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD          0.00%-0.49%     0.50%-0.99%     1.00%-1.99%      >=2.00%
2/15/12 - 12/31/12         150               13             27               1
1/1/13 - 12/31/13          187               12              0               0
1/1/14 - 12/31/14          159                4              0               0
1/1/15 - 12/31/15           94                0              0               0
--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD          0.00%-0.49%     0.50%-0.99%     1.00%-1.99%      >=2.00%
2/15/12 - 12/31/12          28                1              0               0
1/1/13 - 12/31/13           50                3              0               0
1/1/14 - 12/31/14           88                0              1               0
1/1/15 - 12/31/15          156                1              1               0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------


FIRST TRUST AUSTRALIA ALPHADEX(R) FUND (FAUS)

From the beginning of the period covered by this report until July 14, 2015, the First Trust Australia AlphaDEX(R) Fund (the "Fund") sought investment results that corresponded generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Australia Index. Effective July 14, 2015, the Fund changed its investment objective to seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ AlphaDEX(R) Australia Index (the "Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FAUS." The Fund commenced trading on February 15, 2012.

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the NASDAQ Australia Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

--------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------------------------------------------------------
                                                                                         AVERAGE ANNUAL          CUMULATIVE
                                                                                          TOTAL RETURNS         TOTAL RETURNS
                                                                       1 Year Ended    Inception (2/14/12)   Inception (2/14/12)
                                                                         12/31/15          to 12/31/15           to 12/31/15

FUND PERFORMANCE
NAV                                                                       -3.68%               1.63%                 6.46%
Market Price                                                              -3.04%               1.80%                 7.17%

INDEX PERFORMANCE
Defined Australia Index(1)                                                -2.98%               2.41%                 9.69%
NASDAQ AlphaDEX(R) Australia Index(2)                                        N/A                 N/A                   N/A
NASDAQ Australia Index(2)                                                 -9.72%                 N/A                   N/A
S&P Australia BMI Index                                                   -9.09%              -0.62%                -2.39%
MSCI Australia Index                                                      -9.95%               0.47%                 1.85%
--------------------------------------------------------------------------------------------------------------------------------

(1) The Defined Australia Index was replaced with the NASDAQ AlphaDEX(R) Australia Index. The new Index is substantially similar to the old index.

(2) Performance data is not available for all the periods shown in the table for the index because performance data does not exist for each of the entire periods.

(See Notes to Fund Performance Overview on page 42.)

PERFORMANCE REVIEW

The Fund generated a NAV return of -3.68% during the 12-month period covered by this report. During the same period, the MSCI Australia Index ("benchmark") generated a return of -9.95%. The Industrials sector was the top-contributing sector over the period with a 1.8% contribution, as the sector was held at an average weighting of 15.1% and had a USD return of 13.0%. The Energy sector, held at an average weighting of 8.0%, was the worst-contributing and worst-performing sector with a -3.1% contribution and a USD return of -36.1%. On a relative basis, the Fund outperformed the benchmark by 6.27%. The Materials sector, where the Fund had a 5.9% greater allocation and 13.9% better return, created 2.2% of the outperformance. BHP Biliton Ltd., which had a USD return of -37.5%, created 1.1% of outperformance by the Fund having a 4% lower allocation than the benchmark. The Energy sector detracted -0.7% of outperformance by the Fund being overweight the poor-performing sector by 3.5%. Origin Energy Ltd. and Caltex Australia Ltd. each caused about -0.4% of relative drag.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------


FIRST TRUST AUSTRALIA ALPHADEX(R) FUND (FAUS) (CONTINUED)

-----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
-----------------------------------------------------------
Financials                                   29.1%
Materials                                    20.9
Industrials                                  17.8
Utilities                                     6.6
Consumer Discretionary                        5.9
Health Care                                   5.6
Telecommunication Services                    5.3
Energy                                        4.6
Consumer Staples                              4.2
                                            ------
    Total                                   100.0%
                                            ======

-----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
-----------------------------------------------------------
Asciano Ltd.                                  5.6%
Quantas Airways Ltd.                          5.2
Macquarie Group Ltd.                          4.3
Stockland                                     4.2
Fortescue Metals Group Ltd.                   4.1
AGL Energy Ltd.                               3.9
Harvey Norman Holdings Ltd.                   3.9
GPT (The) Group                               3.8
TPG Telecom Ltd.                              3.7
Mirvac Group                                  3.6
                                            ------
   Total                                     42.3%
                                            ======

-------------------------------------------------------------------------------------------------------
                              PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                 FEBRUARY 14, 2012 - DECEMBER 31, 2015

            First Trust Australia         Defined              S&P Australia            MSCI Australia
              AlphaDEX(R) Fund        Australia Index            BMI Index                  Index
2/14/12           $10,000                 $10,000                 $10,000                  $10,000
6/30/12             9,414                   9,374                   9,377                    9,525
12/31/12           10,959                  10,895                  10,991                   11,242
6/30/13            10,075                  10,172                  10,112                   10,553
12/31/13           10,893                  11,013                  11,244                   11,711
6/30/14            12,109                  12,262                  12,203                   12,749
12/31/14           11,053                  11,304                  10,737                   11,312
6/30/15            11,299                  11,452                  10,367                   10,941
12/31/15           10,646                  10,966                   9,762                   10,186
-------------------------------------------------------------------------------------------------------

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH DECEMBER 31, 2015

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period February 15, 2012 (commencement of trading) through December 31, 2015. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD          0.00%-0.49%     0.50%-0.99%     1.00%-1.99%      >=2.00%
2/15/12 - 12/31/12          94               73              9               2
1/1/13 - 12/31/13          108               66              4               0
1/1/14 - 12/31/14          131               15              0               0
1/1/15 - 12/31/15          104               20              3               4
--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD          0.00%-0.49%     0.50%-0.99%     1.00%-1.99%      >=2.00%
2/15/12 - 12/31/12          34                8              0               0
1/1/13 - 12/31/13           62               12              0               0
1/1/14 - 12/31/14           96                9              1               0
1/1/15 - 12/31/15           99               21              0               1

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------


FIRST TRUST UNITED KINGDOM ALPHADEX(R) FUND (FKU)

From the beginning of the period covered by this report until July 14, 2015, the First Trust United Kingdom AlphaDEX(R) Fund (the "Fund") sought investment results that corresponded generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined United Kingdom Index. Effective July 14, 2015, the Fund changed its investment objective to seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ AlphaDEX(R) United Kingdom Index (the "Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Index. From the beginning of the period covered by this report until July 14, 2015, the shares of the Fund traded on the NYSE Arca. Effective July 14, 2015, the shares of the Fund are listed and trade on The Nasdaq(R) Stock Market LLC under the ticker symbol "FKU." The Fund commenced trading on February 15, 2012.

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the NASDAQ United Kingdom Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

--------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------------------------------------------------------
                                                                                         AVERAGE ANNUAL          CUMULATIVE
                                                                                          TOTAL RETURNS         TOTAL RETURNS
                                                                       1 Year Ended    Inception (2/14/12)   Inception (2/14/12)
                                                                         12/31/15          to 12/31/15           to 12/31/15

FUND PERFORMANCE
NAV                                                                        4.75%              10.82%                48.91%
Market Price                                                               4.61%              10.74%                48.52%

INDEX PERFORMANCE
Defined United Kingdom Index(1)                                            7.54%              12.84%                59.77%
NASDAQ AlphaDEX(R) United Kingdom Index(2)                                   N/A                 N/A                   N/A
NASDAQ United Kingdom Index(2)                                            -4.96%                 N/A                   N/A
S&P United Kingdom BMI Index                                              -5.10%               5.22%                21.82%
MSCI United Kingdom Index                                                 -7.56%               3.41%                13.89%
--------------------------------------------------------------------------------------------------------------------------------

(1) The Defined United Kingdom Index was replaced with the NASDAQ AlphaDEX(R) United Kingdom Index. The new Index is substantially similar to the old index.

(2) Performance data is not available for all the periods shown in the table for the index because performance data does not exist for each of the entire periods.

(See Notes to Fund Performance Overview on page 42.)

PERFORMANCE REVIEW

The Fund generated a NAV return of 4.75% during the 12-month period covered by this report. During the same period, the MSCI United Kingdom Index ("benchmark") generated a return of -7.56%. The Consumer Discretionary sector was the top-contributing and second best-performing sector in the Fund with a 4.7% contribution and 20.7% USD return. The best-performing sector in the Fund was the Information Technology sector with a USD return of 38.2%. The Materials sector was the worst-contributing and worst-performing sector with a -1.8% contribution and -23.6% USD return. On a relative basis, the Fund outperformed the benchmark by 12.31%. The Consumer Discretionary sector and Financials sector contributed 5.7% and 5.2%, respectively, to the relative outperformance of the Fund. Each of these two sectors outperformed the benchmark by roughly 17.5%. Within these two sectors, Taylor Wimpey PLC stood out as the top-contributing security adding 1.1% to relative outperformance. The Consumer Staples sector reversed -2.2% of relative performance by allocating 15.1% less to the sector. Imperial Tobacco Group PLC created -0.5% of drag by underperforming the benchmark by -25.9%.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------


FIRST TRUST UNITED KINGDOM ALPHADEX(R) FUND (FKU) (CONTINUED)

-----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
-----------------------------------------------------------
Consumer Discretionary                       31.3%
Financials                                   30.2
Industrials                                  15.3
Materials                                     6.9
Information Technology                        6.1
Energy                                        4.0
Telecommunication Services                    2.5
Health Care                                   1.8
Consumer Staples                              1.4
Utilities                                     0.5
                                            ------
    Total                                   100.0%
                                            ======

-----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
-----------------------------------------------------------
Betfair Group PLC                             2.9%
Regus PLC                                     2.9
Bellway PL                                    2.7
DCC PLC                                       2.5
Berkeley Group Holdings PLC                   2.5
Taylor Wimpey PLC                             2.4
Derwent London PLC                            2.4
Great Portland Estates PLC                    2.4
Segro PLC                                     2.4
Shaftesbury PLC                               2.4
                                            ------
   Total                                     25.5%
                                            ======

-------------------------------------------------------------------------------------------------------
                              PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                 FEBRUARY 14, 2012 - DECEMBER 31, 2015

                First Trust              Defined                  S&P                      MSCI
               United Kingdom        United Kingdom         United Kingdom            United Kingdom
              AlphaDEX(R) Fund            Index                BMI Index                  Index
2/14/12           $10,000               $10,000                 $10,000                   $10,000
6/30/12             9,737                 9,761                   9,718                     9,678
12/31/12           11,617                11,622                  10,945                    10,792
6/30/13            11,954                12,115                  11,108                    10,821
12/31/13           14,890                15,237                  13,511                    13,022
6/30/14            15,136                15,595                  14,168                    13,695
12/31/14           14,216                14,854                  12,835                    12,320
6/30/15            15,797                16,519                  13,310                    12,566
12/31/15           14,890                15,975                  12,180                    11,389
-------------------------------------------------------------------------------------------------------

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH DECEMBER 31, 2015

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period February 15, 2012 (commencement of trading) through December 31, 2015. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD          0.00%-0.49%     0.50%-0.99%     1.00%-1.99%      >=2.00%
2/15/12 - 12/31/12          87              100             21               1
1/1/13 - 12/31/13           96              125             14               0
1/1/14 - 12/31/14          118              102              5               0
1/1/15 - 12/31/15          115               58              4               0
--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD          0.00%-0.49%     0.50%-0.99%     1.00%-1.99%      >=2.00%
2/15/12 - 12/31/12           9                2              0               0
1/1/13 - 12/31/13           17                0              0               0
1/1/14 - 12/31/14           25                2              0               0
1/1/15 - 12/31/15           66                9              0               0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------


FIRST TRUST TAIWAN ALPHADEX(R) FUND (FTW)

From the beginning of the period covered by this report until July 14, 2015, the First Trust Taiwan AlphaDEX(R) Fund (the "Fund") sought investment results that corresponded generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Taiwan Index. Effective July 14, 2015, the Fund changed its investment objective to seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ AlphaDEX(R) Taiwan Index (the "Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Index. From the beginning of the period covered by this report until July 14, 2015, the shares of the Fund traded on the NYSE Arca. Effective July 14, 2015, the shares of the Fund are listed and trade on The Nasdaq(R) Stock Market LLC under the ticker symbol "FTW." The Fund commenced trading on February 15, 2012.

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the NASDAQ Taiwan Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

--------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------------------------------------------------------
                                                                                         AVERAGE ANNUAL          CUMULATIVE
                                                                                          TOTAL RETURNS         TOTAL RETURNS
                                                                       1 Year Ended    Inception (2/14/12)   Inception (2/14/12)
                                                                         12/31/15          to 12/31/15           to 12/31/15

FUND PERFORMANCE
NAV                                                                      -17.56%               1.25%                 4.95%
Market Price                                                             -18.06%               1.06%                 4.19%

INDEX PERFORMANCE
Defined Taiwan Index(1)                                                  -17.86%               2.20%                 8.83%
NASDAQ AlphaDEX(R) Taiwan Index(2)                                           N/A                 N/A                   N/A
NASDAQ Taiwan Index(2)                                                   -11.49%                 N/A                   N/A
S&P Taiwan BMI Index                                                     -11.53%               1.55%                 6.15%
MSCI Taiwan Index                                                        -11.72%               2.25%                 9.00%
--------------------------------------------------------------------------------------------------------------------------------

(1) The Defined Taiwan Index was replaced with the NASDAQ AlphaDEX(R) Taiwan Index. The new Index is substantially similar to the old index.

(2) Performance data is not available for all the periods shown in the table for the index because performance data does not exist for each of the entire periods.

(See Notes to Fund Performance Overview on page 42.)

PERFORMANCE REVIEW

The Fund generated a NAV return of -17.56% during the 12-month period covered by this report. During the same period, the MSCI Taiwan Index ("benchmark") generated a return of -11.72%. The Telecommunication Services sector was the top-contributing and top-performing sector with a 0.1% contribution and 5.0% USD return. The sector's contribution was limited due to its lower weighting in the Fund of 1.8%. The Information Technology sector was the heaviest-weighted sector over the period with a 55.5% weighting. The sector contributed -7.9% to the Fund's return due to the heavy weighting and a -17.3% USD return. On a relative basis, the Fund underperformed the benchmark by -5.84%. Almost all of the underperformance over the period was caused by the Information Technology sector. The Fund underperformed the benchmark by -6.7% leading to a -3.3% effect on relative return. Within the Information Technology sector, Taiwan Semiconductor Manufacturing Co., Ltd., which had a meager USD return of 2.1% over the period, was the cause of -2.7% of the relative drag due to being underweight the benchmark by 20%. The Consumer Discretionary sector reversed 0.8% of underperformance by overweighting the benchmark by 4.6% and outperforming the benchmark by 9.9%. Pou Chen Co., held within the Consumer Discretionary sector, created 0.5% of outperformance. The Fund was overweight this well-performing security (12.8% USD return) by 1.4%.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------


FIRST TRUST TAIWAN ALPHADEX(R) FUND (FTW) (CONTINUED)

-----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
-----------------------------------------------------------
Information Technology                       52.2%
Financials                                   21.7
Consumer Discretionary                       10.2
Materials                                     8.5
Industrials                                   3.3
Energy                                        2.0
Consumer Staples                              1.1
Telecommunication Services                    1.0
                                            ------
    Total                                   100.0%
                                            ======

-----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
-----------------------------------------------------------
Inotera Memories, Inc.                        5.7%
United Microelectronics Corp.                 4.7
Siliconware Precision Industries Co., Ltd.    4.5
Pegatron Corp.                                4.0
CTBC Financial Holding Co., Ltd.              3.8
AU Optronics Corp.                            3.6
Cathay Financial Holding Co., Ltd.            3.5
Far Eastern New Century Corp.                 3.3
Largan Precision Co., Ltd.                    3.2
Compal Electronics, Inc.                      3.2
                                            ------
   Total                                     39.5%
                                            ======

-------------------------------------------------------------------------------------------------------
                              PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                 FEBRUARY 14, 2012 - DECEMBER 31, 2015

             First Trust Taiwan           Defined               S&P Taiwan              MSCI Taiwan
              AlphaDEX(R) Fund         Taiwan Index              BMI Index                 Index
2/14/12           $10,000                $10,000                 $10,000                  $10,000
6/30/12             9,263                  9,200                   9,129                    9,195
12/31/12           10,070                 10,111                  10,158                   10,353
6/30/13            10,323                 10,481                  10,365                   10,496
12/31/13           11,057                 11,297                  11,406                   11,291
6/30/14            13,180                 13,553                  12,591                   12,591
12/31/14           12,731                 13,248                  11,999                   12,348
6/30/15            13,322                 13,814                  12,453                   12,967
12/31/15           10,495                 10,883                  10,616                   10,901
-------------------------------------------------------------------------------------------------------

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH DECEMBER 31, 2015

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period February 15, 2012 (commencement of trading) through December 31, 2015. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD          0.00%-0.49%     0.50%-0.99%     1.00%-1.99%      >=2.00%
2/15/12 - 12/31/12          70               74             30               1
1/1/13 - 12/31/13           75               45             12               2
1/1/14 - 12/31/14           88               27              3               0
1/1/15 - 12/31/15           51               23              2               1
--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD          0.00%-0.49%     0.50%-0.99%     1.00%-1.99%      >=2.00%
2/15/12 - 12/31/12          36                8              0               1
1/1/13 - 12/31/13           78               33              6               1
1/1/14 - 12/31/14           87               37              7               3
1/1/15 - 12/31/15           73               76             23               3

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------


FIRST TRUST HONG KONG ALPHADEX(R) FUND (FHK)

From the beginning of the period covered by this report until July 14, 2015, the First Trust Hong Kong AlphaDEX(R) Fund (the "Fund") sought investment results that corresponded generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Hong Kong Index. Effective July 14, 2015, the Fund changed its investment objective to seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ AlphaDEX(R) Hong Kong Index (the "Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Index. From the beginning of the period covered by this report until July 14, 2015, the shares of the Fund traded on the NYSE Arca. Effective July 14, 2015, the shares of the Fund are listed and trade on The Nasdaq(R) Stock Market LLC under the ticker symbol "FHK." The Fund commenced trading on February 15, 2012.

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the NASDAQ Hong Kong Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

--------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------------------------------------------------------
                                                                                         AVERAGE ANNUAL          CUMULATIVE
                                                                                          TOTAL RETURNS         TOTAL RETURNS
                                                                       1 Year Ended    Inception (2/14/12)   Inception (2/14/12)
                                                                         12/31/15          to 12/31/15           to 12/31/15

FUND PERFORMANCE
NAV                                                                       -9.51%               5.65%                23.74%
Market Price                                                              -9.72%               5.47%                22.92%

INDEX PERFORMANCE
Defined Hong Kong Index(1)                                               -11.04%               6.13%                25.98%
NASDAQ AlphaDEX(R) Hong Kong Index(2)                                        N/A                 N/A                   N/A
NASDAQ Hong Kong Index(2)                                                 -3.45%                 N/A                   N/A
S&P Hong Kong BMI Index                                                   -2.83%               5.50%                23.09%
MSCI Hong Kong Index                                                      -0.54%               7.25%                31.18%
--------------------------------------------------------------------------------------------------------------------------------

(1) The Defined Hong Kong Index was replaced with the NASDAQ AlphaDEX(R) Hong Kong Index. The new Index is substantially similar to the old index.

(2) Performance data is not available for all the periods shown in the table for the index because performance data does not exist for each of the entire periods.

(See Notes to Fund Performance Overview on page 42.)

PERFORMANCE REVIEW

The Fund generated a NAV return of -9.51% during the 12-month period covered by this report. During the same period, the MSCI Hong Kong Index ("benchmark") generated a return of -0.54%. The Utilities sector was the top-contributing and second best performer with a 1.0% contribution and 14.5% USD return. The Financials sector, weighted at an average of 52.6% over the period, contributed -4.3% with a USD return of -7.3%. The worst-performing sector was the Energy sector with a USD return of -31.8%. On a relative basis, the Fund underperformed the benchmark by -8.97%. A significant portion of the underperformance can be attributed to the Industrials sector, where the Fund underperformed the benchmark by -27.4%, causing -3.4% of drag. Among the Industrials sector, CK Hutchison Holdings Ltd., which had a USD return of 39.7%, was the lead contributor to the underperformance within the sector due to the Fund taking a -7.5% lower allocation. The Health Care sector improved the relative performance by 1.2%. There was one security held within the Health Care sector, Sino Biopharmaceutical Ltd. This security had a USD return of 18.4% and an average weight of 2.4% over the period.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------


FIRST TRUST HONG KONG ALPHADEX(R) FUND (FHK) (CONTINUED)

-----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
-----------------------------------------------------------
Financials                                   53.1%
Consumer Discretionary                       14.6
Utilities                                     9.4
Industrials                                   8.4
Health Care                                   5.6
Consumer Staples                              4.1
Energy                                        3.1
Telecommunication Services                    0.9
Information Technology                        0.8
                                            ------
    Total                                   100.0%
                                            ======

-----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
-----------------------------------------------------------
Sino Biopharmaceutical Ltd.                   5.6%
Link REIT                                     4.9
Power Assets Holdings Ltd.                    4.8
Cheung Kong Infrastructure Holdings Ltd.      4.6
Kingston Financial Group Ltd                  4.5
Wharf Holdings (The) Ltd.                     4.0
Wheelock & Co., Ltd.                          4.0
Hysan Development Co., Ltd.                   3.6
CP Pokphand Co., Ltd.                         3.3
Brightoil Petroleum Holdings Ltd.             3.1
                                            ------
   Total                                     42.4%
                                            ======

-------------------------------------------------------------------------------------------------------
                              PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                 FEBRUARY 14, 2012 - DECEMBER 31, 2015

              First Trust             Defined
               Hong Kong             Hong Kong                 S&P Hong Kong             MSCI Hong
            AlphaDEX(R) Fund           Index                     BMI Index              Kong Index
2/14/12        $10,000               $10,000                      $10,000                $10,000
6/30/12          9,573                 9,507                        9,375                  9,502
12/31/12        11,759                11,734                       11,132                 11,299
6/30/13         11,586                11,777                       11,006                 11,154
12/31/13        13,455                13,736                       12,316                 12,553
6/30/14         13,520                13,851                       12,830                 13,133
12/31/14        13,674                14,161                       12,666                 13,191
6/30/15         14,452                14,967                       14,082                 14,761
12/31/15        12,374                12,598                       12,308                 13,120
-------------------------------------------------------------------------------------------------------

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH DECEMBER 31, 2015

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period February 15, 2012 (commencement of trading) through December 31, 2015. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD          0.00%-0.49%     0.50%-0.99%     1.00%-1.99%      >=2.00%
2/15/12 - 12/31/12          64               70             31               1
1/1/13 - 12/31/13           94               56             14               2
1/1/14 - 12/31/14           76               81             24               1
1/1/15 - 12/31/15           72               67             12               2
--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD          0.00%-0.49%     0.50%-0.99%     1.00%-1.99%      >=2.00%
2/15/12 - 12/31/12          43               11              0               0
1/1/13 - 12/31/13           51               31              3               1
1/1/14 - 12/31/14           45               19              6               0
1/1/15 - 12/31/15           47               35             16               1

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------


FIRST TRUST SWITZERLAND ALPHADEX(R) FUND (FSZ)

From the beginning of the period covered by this report until July 14, 2015, the First Trust Switzerland AlphaDEX(R) Fund (the "Fund") sought investment results that corresponded generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Switzerland Index. Effective July 14, 2015, the Fund changed its investment objective to seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ AlphaDEX(R) Switzerland Index (the "Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Index. From the beginning of the period covered by this report until July 14, 2015, the shares of the Fund traded on the NYSE Arca. Effective July 14, 2015, the shares of the Fund are listed and trade on The Nasdaq(R) Stock Market LLC under the ticker symbol "FSZ." The Fund commenced trading on February 15, 2012.

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the NASDAQ Switzerland Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

--------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------------------------------------------------------
                                                                                         AVERAGE ANNUAL          CUMULATIVE
                                                                                          TOTAL RETURNS         TOTAL RETURNS
                                                                       1 Year Ended    Inception (2/14/12)   Inception (2/14/12)
                                                                         12/31/15          to 12/31/15           to 12/31/15

FUND PERFORMANCE
NAV                                                                        6.06%               9.63%                42.82%
Market Price                                                               6.26%               9.63%                42.82%

INDEX PERFORMANCE
Defined Switzerland Index(1)                                               5.17%              10.04%                44.95%
NASDAQ AlphaDEX(R) Switzerland Index(2)                                    4.11%                 N/A                   N/A
NASDAQ Switzerland Index(2)                                                0.44%                 N/A                   N/A
S&P Switzerland BMI Index                                                  1.40%              10.62%                47.89%
MSCI Switzerland Index                                                     0.44%               9.96%                44.51%
--------------------------------------------------------------------------------------------------------------------------------

(1) The Defined Switzerland Index was replaced with the NASDAQ AlphaDEX(R) Switzerland Index. The new Index is substantially similar to the old index.

(2) Performance data is not available for all the periods shown in the table for the index because performance data does not exist for each of the entire periods.

(See Notes to Fund Performance Overview on page 42.)

PERFORMANCE REVIEW

The Fund generated a NAV return of 6.06% during the 12-month period covered by this report. During the same period, the MSCI Switzerland Index ("benchmark") generated a return of 0.44%. The Fund generated 4.2% of return from the Health Care sector, with an average weighting of 14.7% and a USD return of 35.1%. The Consumer Discretionary sector was the cause of -1.6% of return due to the sector having a -18.1% USD return and 7.5% weighting. On a relative basis, the Fund outperformed the benchmark by 5.62%. Almost all of the outperformance is attributable to the Health Care sector. This sector saw great positive returns particularly in the Pharmaceuticals industry (61.0% USD return). Galencia AG stood out as the top performer with a USD return of 95.5% and contributed 2.7% to the Fund's outperformance. The Materials sector detracted -0.5% of relative performance by the Fund overweighting the poor-performing sector by 3.3%. Givaudan SA was the main contributor with a -0.4% contribution to relative performance by the Fund being overweight the relatively poor-performing security.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------


FIRST TRUST SWITZERLAND ALPHADEX(R) FUND (FSZ) (CONTINUED)

-----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
-----------------------------------------------------------
Financials                                   36.1%
Health Care                                  17.9
Industrials                                  15.9
Consumer Discretionary                        9.6
Consumer Staples                              9.0
Materials                                     5.2
Information Technology                        4.1
Telecommunication Services                    1.5
Energy                                        0.7
                                            ------
    Total                                   100.0%
                                            ======

-----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
-----------------------------------------------------------
Galenica AG                                   5.2%
Swiss Prime Site AG                           4.5
Vontobel Holding AG                           4.4
Lonza Group AG                                4.2
Actelion Ltd.                                 4.1
Swiss Life Holding AG                         4.1
Pargesa Holding S.A.                          4.1
UBS Group AG                                  4.0
Swatch Group (The) AG                         3.9
Julius Baer Group Ltd.                        3.7
                                            ------
   Total                                     42.2%
                                            ======

-------------------------------------------------------------------------------------------------------
                              PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                 FEBRUARY 14, 2012 - DECEMBER 31, 2015

              First Trust             Defined
              Switzerland           Switzerland              S&P Switzerland        MSCI Switzerland
            AlphaDEX(R) Fund           Index                    BMI Index                 Index
2/14/12        $10,000                $10,000                    $10,000                $10,000
6/30/12          9,444                  9,432                      9,760                  9,769
12/31/12        11,004                 10,977                     11,338                 11,374
6/30/13         11,808                 11,869                     12,563                 12,616
12/31/13        14,183                 14,378                     14,458                 14,401
6/30/14         15,216                 15,416                     15,495                 15,399
12/31/14        13,466                 13,782                     14,585                 14,389
6/30/15         14,374                 14,675                     15,511                 15,224
12/31/15        14,282                 14,494                     14,790                 14,452
-------------------------------------------------------------------------------------------------------

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH DECEMBER 31, 2015

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period February 15, 2012 (commencement of trading) through December 31, 2015. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD          0.00%-0.49%     0.50%-0.99%     1.00%-1.99%      >=2.00%
2/15/12 - 12/31/12         137               36              2               0
1/1/13 - 12/31/13          165               13              1               0
1/1/14 - 12/31/14          152               30              0               0
1/1/15 - 12/31/15          135               20              1               0
--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD          0.00%-0.49%     0.50%-0.99%     1.00%-1.99%      >=2.00%
2/15/12 - 12/31/12          41                4              0               0
1/1/13 - 12/31/13           68                5              0               0
1/1/14 - 12/31/14           66                3              1               0
1/1/15 - 12/31/15           78               17              1               0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------


FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND (FDTS)

From the beginning of the period covered by this report until October 13, 2015, the First Trust Developed Markets ex-US Small Cap AlphaDEX(R) Fund (the "Fund") sought investment results that corresponded generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Developed Markets ex-US Small Cap Index. Effective October 13, 2015, the Fund changed its investment objective to seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ AlphaDEX(R) Developed Markets Ex-US Small Cap Index (the "Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Index. From the beginning of the period covered by this report until October 13, 2015, the shares of the Fund traded on the NYSE Arca. Effective October 13, 2015, the shares of the Fund are listed and trade on The Nasdaq(R) Stock Market LLC under the ticker symbol "FDTS." The Fund commenced trading on February 16, 2012.

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the NASDAQ Developed Markets Ex-US Small Cap Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

--------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------------------------------------------------------
                                                                                         AVERAGE ANNUAL          CUMULATIVE
                                                                                          TOTAL RETURNS         TOTAL RETURNS
                                                                       1 Year Ended    Inception (2/15/12)   Inception (2/15/12)
                                                                         12/31/15          to 12/31/15           to 12/31/15

FUND PERFORMANCE
NAV                                                                        5.65%               4.85%                20.16%
Market Price                                                               5.18%               4.69%                19.43%

INDEX PERFORMANCE
Defined Developed Markets ex-US Small Cap Index(1)                         3.89%               5.59%                23.46%
NASDAQ AlphaDEX(R) Developed Markets ex-US Small Cap Index(2)              4.85%                 N/A                   N/A
NASDAQ Developed Markets ex-US Small Cap Index(2)                          3.34%                 N/A                   N/A
S&P Developed Markets ex-US Small Cap Index                                5.54%               8.10%                35.23%
MSCI World ex US Small Cap Index                                           5.46%               7.45%                32.08%
--------------------------------------------------------------------------------------------------------------------------------

(1) The Defined Developed Markets ex-US Small Cap Index was replaced with the NASDAQ AlphaDEX(R) Developed Markets ex-US Small Cap Index. The new Index is substantially similar to the old index.

(2) Performance data is not available for all the periods shown in the table for the index because performance data does not exist for each of the entire periods.

(See Notes to Fund Performance Overview on page 42.)

PERFORMANCE REVIEW

The Fund generated a NAV return of 5.65% during the 12-month period covered by this report. During the same period, the MSCI World ex US Small Cap Index ("benchmark") generated a return of 5.46%. Japan, which was the heaviest-weighted country over the period at 39.7%, contributed 4.3% to the Fund's return and had a USD return of 14.2%. Canadian securities contributed -2.3% to the Fund's return over the period with a -28.8% USD return. Spanish securities were the worst performers in the Fund with a USD return of -78.4%. On a relative basis, the Fund outperformed the benchmark by 0.19%. South Korean stocks, where the Fund was overweight the well-performing country by 12.0%, created 1.7% of the outperformance. Within the Health Care sector in South Korea, Hanmi Science Co, Ltd. had a 168.4% USD return and created 0.7% of outperformance. Norwegian securities were the cause of -0.8% of drag due to the Fund having a -9.3% lower USD return than the benchmark. The security, Akastar ASA underperformed the benchmark by -43.6% causing -0.2% of drag.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------


FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND (FDTS)
(CONTINUED)

-----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
-----------------------------------------------------------
Industrials                                  22.6%
Consumer Discretionary                       20.6
Materials                                    14.7
Information Technology                       14.2
Financials                                   11.6
Consumer Staples                             10.0
Energy                                        2.7
Utilities                                     1.7
Health Care                                   1.7
Telecommunication Services                    0.2
                                            ------
    Total                                   100.0%
                                            ======

-----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
-----------------------------------------------------------
Bellamy's Australia Ltd.                      0.7%
Daikyonishikawa Corp.                         0.7
Alpine Electronics, Inc.                      0.6
Create SD Holdings Co., Ltd.                  0.5
Megmilk Snow Brand Co., Ltd.                  0.5
Nishio Rent All Co., Ltd.                     0.5
Kasai Kogyo Co., Ltd.                         0.5
BW LPG Ltd.                                   0.5
OceanaGold Corp.                              0.5
Kingboard Chemical Holdings Ltd.              0.5
                                            ------
   Total                                      5.5%
                                            ======

-------------------------------------------------------------------------------------------------------
                              PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                 FEBRUARY 15, 2012 - DECEMBER 31, 2015

               First Trust                Defined
            Developed Markets        Developed Markets          S&P Developed
             ex-US Small Cap            ex-US Small             Markets ex-US         MSCI World ex US
             AlphaDEX(R) Fund            Cap Index              SmallCap Index        Small Cap Index
2/15/12         $10,000                  $10,000                  $10,000                $10,000
6/30/12           8,976                    8,930                    9,318                  9,258
12/31/12         10,352                   10,311                   10,604                 10,538
6/30/13          10,509                   10,625                   11,001                 10,907
12/31/13         12,686                   13,002                   13,315                 13,231
6/30/14          13,310                   13,743                   14,242                 14,129
12/31/14         11,372                   11,884                   12,814                 12,523
6/30/15          12,701                   13,270                   13,963                 13,570
12/31/15         12,014                   12,346                   13,525                 13,206
-------------------------------------------------------------------------------------------------------

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH DECEMBER 31, 2015

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period February 16, 2012 (commencement of trading) through December 31, 2015. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD          0.00%-0.49%     0.50%-0.99%     1.00%-1.99%      >=2.00%
2/16/12 - 12/31/12          35                9              4               0
1/1/13 - 12/31/13          104               38              2               0
1/1/14 - 12/31/14          107              105              4               1
1/1/15 - 12/31/15           42               23              7               7
--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD          0.00%-0.49%     0.50%-0.99%     1.00%-1.99%      >=2.00%
2/16/12 - 12/31/12          82               84              2               3
1/1/13 - 12/31/13           77               30              1               0
1/1/14 - 12/31/14           29                5              1               0
1/1/15 - 12/31/15          125               44              3               1

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------


FIRST TRUST EMERGING MARKETS SMALL CAP ALPHADEX(R) FUND (FEMS)

From the beginning of the period covered by this report until October 13, 2015, the First Trust Emerging Markets Small Cap AlphaDEX(R) Fund (the "Fund") sought investment results that corresponded generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Emerging Markets Small Cap Index. Effective October 13, 2015, the Fund changed its investment objective to seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ AlphaDEX(R) Emerging Markets Small Cap Index (the "Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Index. From the beginning of the period covered by this report until October 13, 2015, the shares of the Fund traded on the NYSE Arca. Effective October 13, 2015, the shares of the Fund are listed and trade on The Nasdaq(R) Stock Market LLC under the ticker symbol "FEMS." The Fund commenced trading on February 16, 2012.

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the NASDAQ Emerging Markets Small Cap Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

--------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------------------------------------------------------
                                                                                         AVERAGE ANNUAL          CUMULATIVE
                                                                                          TOTAL RETURNS         TOTAL RETURNS
                                                                       1 Year Ended    Inception (2/15/12)   Inception (2/15/12)
                                                                         12/31/15          to 12/31/15           to 12/31/15

FUND PERFORMANCE
NAV                                                                      -13.39%               0.15%                 0.57%
Market Price                                                             -13.64%              -0.07%                -0.26%

INDEX PERFORMANCE
Defined Emerging Markets Small Cap Index(1)                              -11.62%               1.73%                 6.86%
NASDAQ AlphaDEX(R) Emerging Markets Small Cap Index(2)                    -7.12%                 N/A                   N/A
NASDAQ Emerging Markets Small Cap Index(2)                                -9.07%                 N/A                   N/A
S&P Emerging Markets Small Cap BMI Index                                  -9.38%              -1.22%                -4.66%
MSCI Emerging Markets Small Cap Index                                     -6.85%              -0.55%                -2.10%
--------------------------------------------------------------------------------------------------------------------------------

(1) The Defined Emerging Markets Small Cap Index was replaced with the NASDAQ AlphaDEX(R) Emerging Markets Small Cap Index. The new Index is substantially similar to the old index.

(2) Performance data is not available for all the periods shown in the table for the index because performance data does not exist for each of the entire periods.

(See Notes to Fund Performance Overview on page 42.)

PERFORMANCE REVIEW

The Fund generated a NAV return of -13.39% during the 12-month period covered by this report. During the same period, the MSCI Emerging Markets Small Cap Index ("benchmark") generated a return of -6.85%. The U.S. Dollar strengthened, relative to many of the Fund's underlying currencies, contributing -9.5% to the Fund's return over the period. The Czech Republic was the Fund's top contributor and top performer with a 0.9% contribution and a 261.2% USD return. O2 Czech Republic stood out with a 261.3% USD return. Brazil was the Fund's worst contributor and worst performer with a -4.6% contribution and -52.3% USD return. Within Brazil, OI SA Preference was the worst-performing security with a -72.4% USD return. On a relative basis, the Fund underperformed the benchmark by -6.54%. Brazilian securities, which the Fund allocated at a 3.8% greater weighting, created -1.9% of the underperformance. Taiwanese securities generated 1.1% of relative performance. The Fund outperformed the benchmark by 4.4% in Taiwan.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------


FIRST TRUST EMERGING MARKETS SMALL CAP ALPHADEX(R) FUND (FEMS) (CONTINUED)

-----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
-----------------------------------------------------------
Information Technology                       19.4%
Financials                                   17.4
Industrials                                  16.5
Consumer Discretionary                       14.1
Utilities                                     8.9
Consumer Staples                              8.5
Materials                                     7.9
Health Care                                   3.0
Energy                                        2.9
Telecommunication Services                    1.4
                                            ------
    Total                                   100.0%
                                            ======

-----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
-----------------------------------------------------------
Tianneng Power International Ltd.             1.1%
Top Glove Corp. Bhd                           1.1
Kama Co., Ltd.                                1.1
Greatek Electronics, Inc.                     1.0
REXLot Holdings Ltd.                          1.0
Reliance Infrastructure Ltd.                  1.0
Rajesh Exports Ltd.                           1.0
Sunac China Holdings Ltd.                     0.9
Controladora Vuela Cia de Aviacion
   SAB de C.V.                                0.9
Winbond Electronics Corp.                     0.9
                                            ------
   Total                                     10.0%
                                            ======

-------------------------------------------------------------------------------------------------------
                              PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                 FEBRUARY 15, 2012 - DECEMBER 31, 2015

               First Trust
            Emerging Markets              Defined                  S&P                      MSCI
                Small Cap            Emerging Markets        Emerging Markets         Emerging Markets
            AlphaDEX(R) Fund          Small Cap Index        Small Cap Index           Small Cap Index
2/15/12         $10,000                  $10,000                $10,000                   $10,000
6/30/12           8,991                    8,898                  9,016                     9,037
12/31/12         11,556                   11,512                 10,563                    10,297
6/30/13          11,559                   11,703                 10,069                     9,928
12/31/13         12,209                   12,409                 10,718                    10,404
6/30/14          12,898                   13,211                 11,616                    11,338
12/31/14         11,613                   12,092                 10,521                    10,509
6/30/15          12,280                   12,924                 11,025                    11,376
12/31/15         10,059                   10,686                  9,534                     9,789
-------------------------------------------------------------------------------------------------------

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH DECEMBER 31, 2015

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period February 16, 2012 (commencement of trading) through December 31, 2015. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD          0.00%-0.49%     0.50%-0.99%     1.00%-1.99%      >=2.00%
2/16/12 - 12/31/12          94               83             12               0
1/1/13 - 12/31/13           66               86             44               3
1/1/14 - 12/31/14           71               69             21               0
1/1/15 - 12/31/15           40               20              1               0
--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD          0.00%-0.49%     0.50%-0.99%     1.00%-1.99%      >=2.00%
2/16/12 - 12/31/12          25                5              0               0
1/1/13 - 12/31/13           34               12              6               1
1/1/14 - 12/31/14           41               38             12               0
1/1/15 - 12/31/15           89               74             28               0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------


FIRST TRUST EUROZONE ALPHADEX(R) ETF (FEUZ)

The First Trust Eurozone AlphaDEX(R) ETF (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an index called the NASDAQ AlphaDEX(R) Eurozone Index (the "Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Index. The shares of the Fund are listed and traded on the NASDAQ Stock Market LLC under the ticker symbol "FEUZ." The Fund commenced trading on October 22, 2014.

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the NASDAQ Eurozone Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

--------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------------------------------------------------------
                                                                                        AVERAGE ANNUAL           CUMULATIVE
                                                                                         TOTAL RETURNS          TOTAL RETURNS
                                                                      1 Year Ended   Inception (10/21/14)   Inception (10/21/14)
                                                                        12/31/15          to 12/31/15            to 12/31/15

FUND PERFORMANCE
NAV                                                                       3.54%               3.94%                  4.72%
Market Price                                                              2.99%               3.38%                  4.06%

INDEX PERFORMANCE
NASDAQ AlphaDEX(R) Eurozone Index                                         4.03%               5.08%                  6.09%
NASDAQ Eurozone Index                                                     0.00%               1.00%                  1.20%
MSCI EMU Index                                                           -1.42%              -0.12%                 -0.14%
--------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 42.)

PERFORMANCE REVIEW

The Fund generated a NAV return of 3.54% during the 12-month period covered by this report. During the same period, the MSCI EMU Index ("benchmark") returned -1.42%. The U.S. Dollar strengthened, relative to many of the Fund's underlying currencies, contributing -10.8% to the Fund's return over the period. French holdings were the top-contributing holdings creating 2.9% of the Fund's overall return over the period. France was given an average weighting of 22.6% and had a USD return of 12.9%. Spanish holdings were the worst-contributors at -1.0%. Spain was given an average weighting of 9.7% and had a USD return of -10.1%. Italy was the top-performing country with a USD return of 21.9% and Greece was the worst-performing country with a USD return of -22.3%. On a relative basis, the Fund outperformed the benchmark by 4.96%. France was the leading cause of the outperformance. French securities generated 2.5% of outperformance over the period due to a 12.0% better USD return. Sartorius Stedim Biotech S.A., within the Health Care sector in France, stood out with a 71.9% USD return. Because the benchmark did not have an allocation to this holding, it generated 0.5% of outperformance for the Fund. The Netherlands reversed -0.8% of relative outperformance due to the Fund having a -9.9% lower USD return. Airbus Group SE, in particular, made up -0.3% of the relative performance, as the Fund underperformed by -36.8%.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------


FIRST TRUST EUROZONE ALPHADEX(R) ETF (FEUZ) (CONTINUED)

-----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
-----------------------------------------------------------
Consumer Discretionary                       20.1%
Industrials                                  17.3
Financials                                   15.5
Utilities                                    10.7
Materials                                    10.2
Health Care                                   8.5
Consumer Staples                              6.1
Information Technology                        4.5
Telecommunication Services                    3.9
Energy                                        3.2
                                            ------
    Total                                   100.0%
                                            ======

-----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
-----------------------------------------------------------
Renault S.A.                                  1.5%
Volkswagen AG (Preference Shares)             1.4
Porsche Automobil Holding SE
   (Preference Shares)                        1.3
Paddy Power PLC                               1.2
Groupe Bruxelles Lambert S.A.                 1.2
Deutsche Lufthansa AG                         1.2
Almirall S.A.                                 1.2
Hannover Rueck SE                             1.2
RWE AG                                        1.2
Teleperformance                               1.2
                                            ------
   Total                                     12.6%
                                            ======

-------------------------------------------------------------------------------------------------------
                              PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                 OCTOBER 21, 2014 - DECEMBER 31, 2015

               First Trust                NASDAQ
                Eurozone               AlphaDEX(R)                 NASDAQ               MSCI EMU
            AlphaDEX(R) Fund          Eurozone Index           Eurozone Index            Index
10/21/14        $10,000                 $10,000                   $10,000               $10,000
12/31/14         10,114                  10,199                    10,120                10,130
6/30/15          10,751                  10,819                    10,564                10,524
12/31/15         10,473                  10,609                    10,120                 9,986
-------------------------------------------------------------------------------------------------------

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH DECEMBER 31, 2015

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period October 22, 2014 (commencement of trading) through December 31, 2015. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD          0.00%-0.49%     0.50%-0.99%     1.00%-1.99%      >=2.00%
10/22/14 - 12/31/14         18               19              0               0
1/1/15 - 12/31/15           74                7              0               1
--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD          0.00%-0.49%     0.50%-0.99%     1.00%-1.99%      >=2.00%
10/22/14 - 12/31/14          8                4              0               0
1/1/15 - 12/31/15          130               36              4               0

--------------------------------------------------------------------------------
NOTES TO FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

Total returns for the periods since inception are calculated from the inception date of each Fund. "Average annual total returns" represent the average annual change in value of an investment over the periods indicated. "Cumulative total returns" represent the total change in value of an investment over the periods indicated.

Each Fund's per share net asset value ("NAV") is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund's NAV is calculated. Since shares of each Fund did not trade in the secondary market until after their inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in each Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund's past performance is no guarantee of future performance.

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
UNDERSTANDING YOUR FUND EXPENSES
DECEMBER 31, 2015 (UNAUDITED)

As a shareholder of First Trust Asia Pacific Ex-Japan AlphaDEX(R) Fund, First Trust Europe AlphaDEX(R) Fund, First Trust Latin America AlphaDEX(R) Fund, First Trust Brazil AlphaDEX(R) Fund, First Trust China AlphaDEX(R) Fund, First Trust Japan AlphaDEX(R) Fund, First Trust South Korea AlphaDEX(R) Fund, First Trust Developed Markets Ex-US AlphaDEX(R) Fund, First Trust Emerging Markets AlphaDEX(R) Fund, First Trust Germany AlphaDEX(R) Fund, First Trust Canada AlphaDEX(R) Fund, First Trust Australia AlphaDEX(R) Fund, First Trust United Kingdom AlphaDEX(R) Fund, First Trust Taiwan AlphaDEX(R) Fund, First Trust Hong Kong AlphaDEX(R) Fund, First Trust Switzerland AlphaDEX(R) Fund, First Trust Developed Markets ex-US Small Cap AlphaDEX(R) Fund, First Trust Emerging Markets Small Cap AlphaDEX(R) Fund and First Trust Eurozone AlphaDEX(R) ETF (each a "Fund" and collectively, the "Funds"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in U.S. dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended December 31, 2015.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this six-month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

---------------------------------------------------------------------------------------------------------------------------
                                                                                           ANNUALIZED
                                                                                          EXPENSE RATIO       EXPENSES PAID
                                                     BEGINNING            ENDING          BASED ON THE         DURING THE
                                                   ACCOUNT VALUE       ACCOUNT VALUE        SIX-MONTH           SIX-MONTH
                                                   JULY 1, 2015      DECEMBER 31, 2015       PERIOD             PERIOD (a)
---------------------------------------------------------------------------------------------------------------------------

FIRST TRUST ASIA PACIFIC EX-JAPAN ALPHADEX(R) FUND (FPA)
Actual                                              $1,000.00           $  911.50             0.80%               $3.85
Hypothetical (5% return before expenses)            $1,000.00           $1,021.17             0.80%               $4.08

FIRST TRUST EUROPE ALPHADEX(R) FUND (FEP)
Actual                                              $1,000.00           $  963.40             0.80%               $3.96
Hypothetical (5% return before expenses)            $1,000.00           $1,021.17             0.80%               $4.08

FIRST TRUST LATIN AMERICA ALPHADEX(R) FUND (FLN)
Actual                                              $1,000.00           $  749.90             0.80%               $3.53
Hypothetical (5% return before expenses)            $1,000.00           $1,021.17             0.80%               $4.08

FIRST TRUST BRAZIL ALPHADEX(R) FUND (FBZ)
Actual                                              $1,000.00           $  653.10             0.80%               $3.33
Hypothetical (5% return before expenses)            $1,000.00           $1,021.17             0.80%               $4.08

FIRST TRUST CHINA ALPHADEX(R) FUND (FCA)
Actual                                              $1,000.00           $  816.60             0.80%               $3.66
Hypothetical (5% return before expenses)            $1,000.00           $1,021.17             0.80%               $4.08

FIRST TRUST JAPAN ALPHADEX(R) FUND (FJP)
Actual                                              $1,000.00           $  939.80             0.80%               $3.91
Hypothetical (5% return before expenses)            $1,000.00           $1,021.17             0.80%               $4.08

FIRST TRUST SOUTH KOREA ALPHADEX(R) FUND (FKO)
Actual                                              $1,000.00           $  879.00             0.80%               $3.79
Hypothetical (5% return before expenses)            $1,000.00           $1,021.17             0.80%               $4.08

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
UNDERSTANDING YOUR FUND EXPENSES (CONTINUED)
DECEMBER 31, 2015 (UNAUDITED)

---------------------------------------------------------------------------------------------------------------------------
                                                                                           ANNUALIZED
                                                                                          EXPENSE RATIO       EXPENSES PAID
                                                     BEGINNING            ENDING          BASED ON THE         DURING THE
                                                   ACCOUNT VALUE       ACCOUNT VALUE        SIX-MONTH           SIX-MONTH
                                                   JULY 1, 2015      DECEMBER 31, 2015       PERIOD             PERIOD (a)
---------------------------------------------------------------------------------------------------------------------------

FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND (FDT)
Actual                                              $1,000.00           $  927.90             0.80%               $3.89
Hypothetical (5% return before expenses)            $1,000.00           $1,021.17             0.80%               $4.08

FIRST TRUST EMERGING MARKETS ALPHADEX(R) FUND (FEM)
Actual                                              $1,000.00           $  803.10             0.80%               $3.64
Hypothetical (5% return before expenses)            $1,000.00           $1,021.17             0.80%               $4.08

FIRST TRUST GERMANY ALPHADEX(R) FUND (FGM)
Actual                                              $1,000.00           $  965.90             0.80%               $3.96
Hypothetical (5% return before expenses)            $1,000.00           $1,021.17             0.80%               $4.08

FIRST TRUST CANADA ALPHADEX(R) FUND (FCAN)
Actual                                              $1,000.00           $  733.50             0.80%               $3.50
Hypothetical (5% return before expenses)            $1,000.00           $1,021.17             0.80%               $4.08

FIRST TRUST AUSTRALIA ALPHADEX(R) FUND (FAUS)
Actual                                              $1,000.00           $  942.20             0.80%               $3.92
Hypothetical (5% return before expenses)            $1,000.00           $1,021.17             0.80%               $4.08

FIRST TRUST UNITED KINGDOM ALPHADEX(R) FUND (FKU)
Actual                                              $1,000.00           $  942.60             0.80%               $3.92
Hypothetical (5% return before expenses)            $1,000.00           $1,021.17             0.80%               $4.08

FIRST TRUST TAIWAN ALPHADEX(R) FUND (FTW)
Actual                                              $1,000.00           $  787.90             0.80%               $3.61
Hypothetical (5% return before expenses)            $1,000.00           $1,021.17             0.80%               $4.08

FIRST TRUST HONG KONG ALPHADEX(R) FUND (FHK)
Actual                                              $1,000.00           $  855.20             0.80%               $3.74
Hypothetical (5% return before expenses)            $1,000.00           $1,021.17             0.80%               $4.08

FIRST TRUST SWITZERLAND ALPHADEX(R) FUND (FSZ)
Actual                                              $1,000.00           $  993.60             0.80%               $4.02
Hypothetical (5% return before expenses)            $1,000.00           $1,021.17             0.80%               $4.08

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND (FDTS)
Actual                                              $1,000.00           $  945.90             0.80%               $3.92
Hypothetical (5% return before expenses)            $1,000.00           $1,021.17             0.80%               $4.08

FIRST TRUST EMERGING MARKETS SMALL CAP ALPHADEX(R) FUND (FEMS)
Actual                                              $1,000.00           $  819.10             0.80%               $3.67
Hypothetical (5% return before expenses)            $1,000.00           $1,021.17             0.80%               $4.08

FIRST TRUST EUROZONE ALPHADEX(R) ETF (FEUZ)
Actual                                              $1,000.00           $  974.10             0.80%               $3.98
Hypothetical (5% return before expenses)            $1,000.00           $1,021.17             0.80%               $4.08

(a) Expenses are equal to the annualized expense ratio as indicated in the table, multiplied by the average account value over the period (July 1, 2015 through December 31, 2015), multiplied by 184/365 (to reflect the one-half year period).

FIRST TRUST ASIA PACIFIC EX-JAPAN ALPHADEX(R) FUND (FPA)

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2015

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (a) - 95.1%
               AUSTRALIA - 15.9%
        20,807 AGL Energy Ltd. (b)              $    272,262
        14,140 CIMIC Group Ltd. (b)                  248,041
         1,990 Cochlear Ltd. (b)                     137,711
       273,861 Fortescue Metals Group Ltd. (b)       368,546
         2,167 Macquarie Group Ltd. (b)              129,636
        13,082 Newcrest Mining Ltd. (b) (c)          123,785
        22,093 Orica Ltd. (b)                        247,524
       209,688 Qantas Airways Ltd. (b)               621,530
         2,842 Ramsay Health Care Ltd. (b)           139,747
       171,635 Star Entertainment Grp
                 (The) Ltd. (b)                      629,804
       111,505 Sydney Airport (b)                    513,182
        35,577 Tabcorp Holdings Ltd. (b)             121,134
        76,493 TPG Telecom Ltd. (b)                  547,662
        50,144 Transurban Group (b)                  380,090
       126,633 Treasury Wine Estates Ltd. (b)        760,323
        22,972 Woodside Petroleum Ltd. (b)           478,598
                                                ------------
                                                   5,719,575
                                                ------------
               BERMUDA - 5.2%
       213,416 Kerry Properties Ltd. (b)             582,157
       266,750 NWS Holdings Ltd. (b)                 395,443
        74,618 Orient Overseas International
                 Ltd. (b)                            357,158
       134,500 Shangri-La Asia Ltd. (b)              131,307
       126,334 Yue Yuen Industrial
                 Holdings Ltd. (b)                   427,147
                                                ------------
                                                   1,893,212
                                                ------------
               CAYMAN ISLANDS - 3.1%
        44,942 CK Hutchison Holdings Ltd. (b)        602,952
       569,500 Sino Biopharmaceutical Ltd. (b)       513,436
                                                ------------
                                                   1,116,388
                                                ------------
               HONG KONG - 23.7%
        61,916 Cathay Pacific Airways Ltd. (b)       106,536
       256,000 China Everbright Ltd. (b)             585,367
       464,166 China Jinmao Holdings Group
                 Ltd. (b)                            158,106
        78,000 China Overseas Land &
                 Investment Ltd. (b)                 270,548
       359,000 China Power International
                 Development Ltd. (b)                207,114
       314,500 China Resources Beer Holdings
                 Company Ltd. (b)                    671,852
       102,000 China Resources Power Holdings
                 Co., Ltd. (b)                       196,555
        37,534 China Taiping Insurance Holdings
                 Co., Ltd. (b) (c)                   115,451
       310,166 China Traditional Chinese
                 Medicine Co., Ltd. (b) (c)          211,975
       184,334 China Unicom Hong Kong Ltd. (b)       222,912
       156,166 Guangdong Investment Ltd. (b)         219,739
       102,972 Hang Lung Group Ltd. (b)              333,267
       208,685 Hang Lung Properties Ltd. (b)         472,851
        39,314 Henderson Land Development
                 Co., Ltd. (b)                       239,816
       103,042 Hopewell Holdings Ltd. (b)            369,816
        83,841 Hysan Development Co., Ltd. (b)       343,625


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               HONG KONG (CONTINUED)
       602,635 New World Development Co.,
                 Ltd. (b)                       $    592,523
       661,666 Shenzhen Investment Ltd. (b)          306,971
       307,769 Sino Land Co., Ltd. (b)               449,134
       494,655 SJM Holdings Ltd. (b)                 351,803
        17,892 Sun Hung Kai Properties Ltd. (b)      215,399
        10,334 Swire Pacific Ltd., Class A (b)       115,895
       158,077 Techtronic Industries Co.,
                 Ltd. (b)                            639,934
       103,668 Wharf Holdings (The) Ltd. (b)         573,565
       134,613 Wheelock & Co., Ltd. (b)              567,456
                                                ------------
                                                   8,538,210
                                                ------------
               NEW ZEALAND - 1.3%
        77,065 Fisher & Paykel Healthcare
                 Corp., Ltd. (b)                     468,494
                                                ------------
               SINGAPORE - 4.2%
        21,500 City Developments Ltd. (b)            115,661
        48,900 Keppel Corp., Ltd. (b)                223,384
        43,300 SATS Ltd. (b)                         117,119
        47,900 Sembcorp Industries Ltd. (b)          102,673
        15,500 Singapore Airlines Ltd. (b)           122,132
        55,200 UOL Group Ltd. (b)                    241,923
        64,600 Wilmar International Ltd. (b)         133,291
       584,700 Yangzijiang Shipbuilding
                 Holdings Ltd. (b)                   451,728
                                                ------------
                                                   1,507,911
                                                ------------
               SOUTH KOREA - 41.7%
         1,078 Amorepacific Corp. (b)                378,300
         2,095 CJ Corp. (b)                          444,993
         3,029 CJ E&M Corp. (b) (c)                  206,758
         2,773 CJ Korea Express Corp. (b) (c)        449,237
        11,280 Dongbu Insurance Co., Ltd. (b)        674,899
           600 E-Mart, Inc. (b)                       96,276
        12,144 GS Holdings Corp. (b)                 520,355
        11,335 GS Retail Co., Ltd. (b)               516,415
        13,969 Hankook Tire Co., Ltd. (b)            557,164
         4,059 Hanmi Science Co., Ltd. (b) (c)       440,071
         1,938 Hanssem Co., Ltd. (b)                 379,739
        32,086 Hanwha Chem Corp. (b)                 731,049
        50,843 Hanwha Life Insurance Co.,
                 Ltd. (b)                            319,437
         3,608 Hotel Shilla Co., Ltd. (b)            236,249
         2,459 Hyosung Corp. (b)                     243,204
         2,987 Hyundai Mobis Co., Ltd. (b)           624,969
         3,373 Hyundai Motor Co. (b)                 425,416
         8,056 Hyundai Steel Co. (b)                 339,477
         3,216 Hyundai Wia Corp. (b)                 304,074
         9,808 Kangwon Land, Inc. (b)                320,117
        10,320 Kia Motors Corp. (b)                  460,169
         8,467 Korea Electric Power Corp. (b)        358,723
        10,437 Korea Gas Corp. (b)                   325,656
         4,527 Korea Investment Holdings Co.,
                 Ltd. (b)                            189,176
         3,721 KT&G Corp. (b)                        330,667
        30,528 LG Display Co., Ltd. (b)              632,307
           486 LG Household & Health Care
                 Ltd. (b)                            431,560
        22,858 LG Uplus Corp. (b)                    201,843


                        See Notes to Financial Statements                Page 45

FIRST TRUST ASIA PACIFIC EX-JAPAN ALPHADEX(R) FUND (FPA)

DECEMBER 31, 2015

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (a) (CONTINUED)
               SOUTH KOREA (CONTINUED)
         1,024 Lotte Chemical Corp. (b)         $    208,944
           252 Lotte Confectionery Co., Ltd. (b)     488,577
         1,453 Lotte Shopping Co., Ltd. (b)          285,832
           350 Neo Holdings Co., Ltd. (b) (c)              0
           665 Ottogi Corp. (b)                      689,178
         5,929 S-1 Corp.                             504,133
         8,603 Samsung Electro-Mechanics
                 Co., Ltd. (b)                       457,096
           488 Samsung Electronics Co., Ltd. (b)     520,492
        20,610 SK Hynix, Inc. (b)                    532,417
         1,052 SK Telecom Co., Ltd. (b)              192,535
                                                ------------
                                                  15,017,504
                                                ------------
               TOTAL COMMON STOCKS                34,261,294
               (Cost $36,086,038)               ------------

               REAL ESTATE INVESTMENT
                 TRUSTS (a) - 4.4%
               AUSTRALIA - 1.1%
        28,400 Goodman Group (b)                     128,693
        36,839 GPT (The) Group (b)                   127,581
        42,601 Scentre Group (b)                     129,215
                                                ------------
                                                     385,489
                                                ------------
               HONG KONG - 3.0%
       937,084 Champion REIT (b)                     466,570
       106,242 Link REIT (b)                         635,450
                                                ------------
                                                   1,102,020
                                                ------------
               SINGAPORE - 0.3%
       123,800 CapitaLand Commercial Trust
                 Ltd. (b)                            117,459
                                                ------------
               TOTAL REAL ESTATE
                 INVESTMENT TRUSTS                 1,604,968
               (Cost $1,665,613)                ------------
               TOTAL INVESTMENTS - 99.5%          35,866,262
               (Cost $37,751,651) (d)
               NET OTHER ASSETS AND
                 LIABILITIES - 0.5%                  169,829
                                                ------------
               NET ASSETS - 100.0%              $ 36,036,091
                                                ============

(a) Portfolio securities are categorized based upon their country of incorporation,which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At December 31, 2015, securities noted as such are valued at $35,362,129 or 98.1% of net assets. Certain of these securities are fair valued using a factor provided by an independent pricing service due to the change in value between the foreign markets' close and the New York Stock Exchange ("NYSE") close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.

(c)   Non-income producing security.

(d) Aggregate cost for federal income tax purposes is $38,580,462. As of December 31, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $2,045,673 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $4,759,873.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of December 31, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                        LEVEL 2       LEVEL 3
                             TOTAL        LEVEL 1     SIGNIFICANT   SIGNIFICANT
                           VALUE AT       QUOTED      OBSERVABLE    UNOBSERVABLE
INVESTMENTS               12/31/2015      PRICES         INPUT         INPUT
--------------------------------------------------------------------------------
Common Stocks:
  South Korea            $ 15,017,504   $ 504,133    $ 14,513,371     $    --
  Other Country
    Categories*            19,243,790          --      19,243,790          --
                         -------------------------------------------------------
Total Common
  Stocks                   34,261,294     504,133      33,757,161          --
Real Estate
Investment Trusts*          1,604,968          --       1,604,968          --
                         -------------------------------------------------------
Total Investments        $ 35,866,262   $ 504,133    $ 35,362,129     $    --
                         =======================================================

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of December 31, 2015, the Fund transferred investments valued at $671,507 from Level 1 to Level 2 of the fair value hierarchy. The investments that transferred from Level 1 to Level 2 did so as a result of being fair valued using a factor provided by a pricing service due to the change in value between the foreign markets' close and NYSE close on December 31, 2015, exceeding a certain threshold. Previously, these securities were valued based on quoted prices.


Page 46                 See Notes to Financial Statements

FIRST TRUST EUROPE ALPHADEX(R) FUND (FEP)

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2015

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (a) - 94.5%
               AUSTRIA - 1.6%
        80,319 OMV AG (b)                       $  2,279,875
        75,068 UNIQA Insurance Group AG (b)          611,721
        98,024 Verbund AG (c)                      1,263,417
        75,801 voestalpine AG (b)                  2,318,616
                                                ------------
                                                   6,473,629
                                                ------------
               BELGIUM - 4.3%
        22,205 Ackermans & van Haaren N.V. (b)     3,262,124
        47,550 Ageas (b)                           2,206,980
        25,685 Cie d'Entreprises CFE (b)           3,043,319
        40,561 Colruyt S.A. (b)                    2,086,591
        34,522 Groupe Bruxelles Lambert
                 S.A. (b)                          2,953,957
        23,381 Sofina S.A. (b)                     2,623,950
        12,755 Solvay S.A. (b)                     1,361,330
                                                ------------
                                                  17,538,251
                                                ------------
               BERMUDA - 1.0%
       136,535 Hiscox Ltd. (b)                     2,116,746
       557,849 Seadrill Ltd. (b) (c) (d)           1,926,481
                                                ------------
                                                   4,043,227
                                                ------------
               CAYMAN ISLANDS - 0.5%
       157,329 Phoenix Group Holdings (b)          2,119,816
                                                ------------
               DENMARK - 5.3%
         2,113 AP Moeller - Maersk A.S.,
                 Class B (b)                       2,755,996
        34,907 Chr Hansen Holding A.S. (b)         2,183,447
        87,047 DSV A.S. (b)                        3,426,489
        24,383 H Lundbeck A.S. (b) (d)               832,565
        39,189 ISS A.S. (b)                        1,412,636
        47,035 Jyske Bank A.S. (b) (d)             2,127,474
        22,286 Pandora A.S. (b)                    2,809,905
       378,832 TDC A.S. (b)                        1,886,221
        62,610 Vestas Wind Systems A.S. (b)        4,372,607
                                                ------------
                                                  21,807,340
                                                ------------
               FINLAND - 3.0%
        76,751 Amer Sports OYJ (b)                 2,240,810
       175,896 Fortum OYJ (b)                      2,650,126
       125,180 Metso OYJ (b)                       2,804,057
        20,124 Nokian Renkaat OYJ (b)                718,453
       172,250 Stora Enso OYJ, Class R (b)         1,557,509
       130,248 UPM-Kymmene OYJ (b)                 2,418,095
                                                ------------
                                                  12,389,050
                                                ------------
               FRANCE - 12.3%
        10,062 Arkema S.A. (b)                       704,326
        25,464 Atos SE (b)                         2,137,766
         6,015 BioMerieux (b)                        717,740
         7,307 Cap Gemini S.A. (b)                   677,984
        24,496 Casino Guichard Perrachon
                 S.A. (b) (c)                      1,125,363
         3,483 Christian Dior SE (b)                 591,631
        21,436 Cie Generale des Etablissements
                 Michelin (b)                      2,040,334
        56,731 Credit Agricole S.A. (b)              668,526
        10,520 Eiffage S.A. (b)                      679,888
        80,578 Engie S.A. (b)                      1,427,296


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               FRANCE (CONTINUED)
        48,889 Eurazeo S.A. (b)                 $  3,371,828
        20,950 Faurecia (b)                          839,461
        10,794 Ingenico Group S.A. (b)             1,362,430
        31,504 Ipsen S.A. (b)                      2,087,380
        43,031 Orange S.A. (b)                       719,725
        40,930 Orpea (b)                           3,277,103
        56,897 Plastic Omnium S.A. (b)             1,808,572
        36,361 Renault S.A. (b)                    3,639,573
        17,507 Rubis SCA (b)                       1,328,723
        25,934 Safran S.A. (b)                     1,781,738
         8,749 Sartorius Stedim Biotech (b)        3,355,750
        72,620 SCOR SE (b)                         2,717,276
        21,179 SEB S.A. (b)                        2,174,261
        42,935 Teleperformance (b)                 3,610,295
        37,431 Thales S.A. (b)                     2,801,700
        14,472 TOTAL S.A. (b)                        648,800
       142,382 Veolia Environnement S.A. (b)       3,378,123
        10,259 Vinci S.A. (b)                        657,548
                                                ------------
                                                  50,331,140
                                                ------------
               GERMANY - 16.8%
        16,158 Adidas AG (b)                       1,568,281
        51,122 Aurubis AG (b)                      2,588,622
        25,546 BASF SE (b)                         1,946,045
        29,375 Bayerische Motoren Werke
                 AG (b)                            3,094,701
        35,131 CTS Eventim AG & Co.
                 KGaA (b)                          1,392,925
        26,913 Daimler AG (b)                      2,248,689
        24,170 Deutsche Bank AG (b)                  586,961
       187,292 Deutsche Lufthansa AG (b) (d)       2,950,049
        36,624 Deutsche Telekom AG (b)               657,791
       121,787 Deutsche Wohnen AG (b)              3,367,632
        67,875 DMG Mori AG (b)                     2,802,593
        48,981 Drillisch AG (b)                    2,060,653
        19,448 Evonik Industries AG (b)              643,281
        48,481 Fresenius SE & Co. KGaA (b)         3,453,410
        25,422 Hannover Rueck SE (b)               2,902,926
        54,093 Hella KGaA Hueck & Co. (b)          2,246,390
        15,612 HOCHTIEF AG (b)                     1,447,974
        58,323 K+S AG (b)                          1,486,720
        14,665 KION Group AG (b)                     727,204
         6,182 Krones AG (b)                         736,106
        16,988 KUKA AG (b)                         1,520,191
        50,354 OSRAM Licht AG (b)                  2,103,739
        76,359 Porsche Automobil Holding SE
                 (Preference Shares) (b)           4,109,445
         3,255 Rational AG (b)                     1,477,483
       229,271 RWE AG (b)                          2,890,508
        10,943 Sartorius AG (Preference Shares)    2,859,505
        44,216 Stroeer SE (b) (c)                  2,776,140
       107,471 Suedzucker AG (b)                   2,130,116
        38,558 United Internet AG (b)              2,119,886
        23,806 Volkswagen AG
                 (Preference Shares) (b)           3,437,096
        25,701 Wacker Chemie AG (b)                2,148,876
        40,869 Wirecard AG (b)                     2,042,839
                                                ------------
                                                  68,524,777
                                                ------------


                        See Notes to Financial Statements                Page 47

FIRST TRUST EUROPE ALPHADEX(R) FUND (FEP)

DECEMBER 31, 2015

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (a) (CONTINUED)
               GREECE - 0.6%
        74,586 Hellenic Telecommunications
                 Organization S.A. (b)          $    746,459
       216,006 OPAP S.A. (b)                       1,895,514
                                                ------------
                                                   2,641,973
                                                ------------
               IRELAND - 1.3%
        17,187 DCC PLC (b)                         1,435,836
        28,187 Paddy Power PLC (b)                 3,764,576
                                                ------------
                                                   5,200,412
                                                ------------
               ITALY - 4.0%
       524,122 A2A S.p.A. (b)                        709,690
        77,882 Buzzi Unicem S.p.A (b)              1,396,059
        81,710 Davide Campari-Milano S.p.A (b)       706,451
        79,514 De'Longhi S.p.A. (b)                2,375,138
       688,084 Enel Green Power S.p.A. (b)         1,398,577
       145,881 Enel S.p.A. (b)                       611,723
        41,407 Eni S.p.A. (b)                        615,233
        14,925 EXOR S.p.A. (b)                       677,397
        51,991 Finmeccanica S.p.A. (b) (d)           722,896
       293,381 Italcementi S.p.A.                  3,268,026
        18,767 Luxottica Group S.p.A (b)           1,222,954
        28,200 Recordati S.p.A. (b)                  735,762
     1,055,853 Telecom Italia S.p.A. (b) (d)       1,338,098
       299,113 UnipolSai S.p.A. (b)                  760,975
                                                ------------
                                                  16,538,979
                                                ------------
               JERSEY - 1.6%
       360,271 Beazley PLC (b)                     2,068,590
       936,585 Glencore PLC (b)                    1,241,096
       699,155 Regus PLC (b)                       3,435,348
                                                ------------
                                                   6,745,034
                                                ------------
               LUXEMBOURG - 1.1%
       124,871 ArcelorMittal (b) (c)                 526,856
         4,236 Eurofins Scientific SE (b)          1,477,603
       101,620 Grand City Properties S.A. (b)      2,348,903
                                                ------------
                                                   4,353,362
                                                ------------
               NETHERLANDS - 3.5%
       226,592 Aegon N.V. (b)                      1,281,482
        74,434 Boskalis Westminster (b)            3,036,326
        36,572 Heineken Holding N.V. (b)           2,815,559
       133,665 Koninklijke Ahold N.V. (b)          2,819,455
        45,416 NN Group N.V. (b)                   1,602,409
       205,938 SBM Offshore N.V. (b) (d)           2,601,561
                                                ------------
                                                  14,156,792
                                                ------------
               NORWAY - 1.2%
       585,977 Norsk Hydro ASA (b)                 2,178,136
        65,266 Yara International ASA (b)          2,806,977
                                                ------------
                                                   4,985,113
                                                ------------
               PORTUGAL - 1.4%
     1,811,371 Banco Espirito Santo
                 S.A. (b) (d) (e)                          0
       533,576 EDP - Energias de Portugal
                 S.A. (b)                          1,922,657
       193,201 Jeronimo Martins SGPS S.A. (b)      2,514,006


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               PORTUGAL (CONTINUED)
       157,855 NOS SGPS S.A. (b)                $  1,241,990
                                                ------------
                                                   5,678,653
                                                ------------
               SPAIN - 5.0%
       123,519 Abertis Infraestructuras S.A. (b)   1,931,761
        18,381 Acciona S.A. (b)                    1,574,039
       182,375 Almirall S.A. (b)                   3,686,002
       123,825 Banco Santander S.A. (b)              609,141
        83,222 Ferrovial S.A. (b)                  1,881,918
        93,986 Gamesa Corp. Tecnologica
                 S.A. (b)                          1,609,037
        66,756 Gas Natural SDG S.A. (b)            1,361,305
       195,653 Iberdrola S.A. (b)                  1,386,979
       291,648 International Consolidated
                 Airlines Group S.A. (b)           2,622,227
        46,748 Melia Hotels International
                 S.A. (b) (c)                        617,487
       233,706 Repsol S.A. (b)                     2,572,933
        55,299 Telefonica S.A. (b) (d)               613,483
                                                ------------
                                                  20,466,312
                                                ------------
               SWEDEN - 10.3%
        50,153 AAK AB (b)                          3,715,283
       197,341 Axfood AB (b)                       3,417,991
       166,563 Boliden AB (b)                      2,790,629
       102,896 Fastighets AB Balder,
                 Class B (b) (d)                   2,533,172
       233,010 Hexpol AB (b)                       2,498,389
       149,222 Hufvudstaden AB, Class A (b)        2,109,493
       171,817 Industrivarden AB, Class A (b) 3,215,567 113,993 Investment AB Kinnevik,
                 Class B (b)                       3,511,131
        94,856 Investor AB, Class B (b)            3,485,975
        40,465 LE Lundbergforetagen AB,
                 Class B (b)                       2,229,391
        88,960 Nibe Industrier AB, Class B (b)     2,988,457
        48,630 Saab AB, Class B (b)                1,497,665
       116,480 Svenska Cellulosa AB SCA,
                 Class B (b)                       3,375,604
        98,670 Swedish Orphan Biovitrum
                 AB (b) (d)                        1,565,099
       241,857 TeliaSonera AB (b)                  1,201,034
        41,137 Trelleborg AB, Class B (b)            798,379
       158,332 Wallenstam AB, Class B (b)          1,272,614
                                                ------------
                                                  42,205,873
                                                ------------
               SWITZERLAND - 3.6%
           598 Barry Callebaut AG (b)                649,560
            18 Chocoladefabriken Lindt &
                 Sprungli AG                       1,341,014
         2,045 Galenica AG (b)                     3,199,504
        33,309 Pargesa Holding S.A. (b)            2,104,331
         3,515 Swatch Group (The) AG (b)           1,220,637
         2,919 Swiss Life Holding AG (b)             786,232
        35,648 Swiss Prime Site AG (b)             2,783,994
        51,431 Vontobel Holding AG (b)             2,433,123
                                                ------------
                                                  14,518,395
                                                ------------


Page 48                 See Notes to Financial Statements

FIRST TRUST EUROPE ALPHADEX(R) FUND (FEP)

DECEMBER 31, 2015

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (a) (CONTINUED)
               UNITED KINGDOM - 16.1%
       462,841 3i Group PLC (b)                 $  3,278,679
       180,325 Aggreko PLC (b)                     2,427,483
        46,099 Ashtead Group PLC (b)                 758,690
        12,836 Associated British Foods PLC (b)      631,623
       170,466 Balfour Beatty PLC (b) (d)            678,962
       337,896 Barratt Developments PLC (b)        3,113,615
        86,227 Bellway PLC (b)                     3,605,446
        51,344 Berkeley Group Holdings PLC (b)     2,791,240
        85,318 BHP Billiton PLC (b)                  951,451
     1,159,334 Booker Group PLC (b)                3,094,115
       493,578 Capital & Counties Properties
                 PLC (b)                           3,200,263
       202,037 Dixons Carphone PLC (b)             1,486,808
       108,840 DS Smith PLC (b)                      636,667
        24,126 easyJet PLC (b)                       618,759
        33,864 GlaxoSmithKline PLC (b)               683,912
       332,021 Intermediate Capital Group
                 PLC (b)                           3,060,752
       224,462 JD Sports Fashion PLC (b)           3,444,080
       209,133 John Wood Group PLC (b)             1,883,498
        35,026 Johnson Matthey PLC (b) (d)         1,370,143
       358,663 Kingfisher PLC (b)                  1,737,178
     1,119,378 Man Group PLC (b)                   2,879,609
        61,999 Mondi PLC (b)                       1,215,226
       380,522 Moneysupermarket.com
                 Group PLC (b)                     2,058,469
        64,052 Persimmon PLC (b)                   1,910,885
       469,884 Redrow PLC (b)                      3,255,524
        35,257 Rightmove PLC (b)                   2,142,568
       109,718 Royal Dutch Shell PLC,
                 Class B (b)                       2,500,575
       280,332 Royal Mail PLC (b)                  1,836,140
       113,269 Sports Direct International
                 PLC (b) (d)                         962,572
       877,180 Taylor Wimpey PLC (b)               2,622,210
     1,028,357 Vodafone Group PLC (b)              3,334,722
        54,824 WH Smith PLC (b)                    1,424,543
                                                ------------
                                                  65,596,407
                                                ------------
               TOTAL COMMON STOCKS               386,314,535
               (Cost $397,310,542)              ------------

               REAL ESTATE INVESTMENT
                 TRUSTS (a) - 5.3%
               UNITED KINGDOM - 5.3%
       255,648 British Land (The)
                 Co., PLC (b)                      2,958,069
       250,714 Great Portland Estates PLC (b)      3,055,814
       233,763 Shaftesbury PLC (b)                 3,149,234
       499,094 Segro PLC (b)                       3,158,504
        58,906 Derwent London PLC (b)              3,186,078
       343,803 Hammerson PLC (b)                   3,039,343
       170,263 Land Securities Group PLC (b)       2,951,514
                                                ------------
               TOTAL REAL ESTATE
                 INVESTMENT TRUSTS                21,498,556
               (Cost $20,531,519)               ------------


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               MONEY MARKET FUNDS - 0.8%
     3,082,595 Goldman Sachs Financial Square
                Treasury Obligations Fund -
                Institutional Class -
                0.12% (f) (g)                   $  3,082,595
               (Cost $3,082,595)                ------------

PRINCIPAL
  VALUE        DESCRIPTION                             VALUE
------------------------------------------------------------
               REPURCHASE AGREEMENTS - 0.7%
$      219,340 JPMorgan Chase & Co., 0.23% (f),
                dated 12/31/15, due 1/4/16,
                with a maturity value of
                $219,345. Collateralized by U.S.
                Treasury Notes, interest rates
                of 1.25% to 1.625%, due 4/30/19
                to 2/29/20. The value of the
                collateral including accrued
                interest is $224,402. (g)            219,340
     2,768,356 RBC Capital Markets LLC,
                0.26% (f), dated 12/31/15, due
                1/4/16, with a maturity value
                of $2,768,436. Collateralized
                by U.S. Treasury Notes,
                interest rates of 1.625% to
                1.75%, due 6/30/20 to 10/31/20.
                The value of the collateral
                including accrued interest is
                $2,826,671. (g)                    2,768,356
                                                ------------
               TOTAL REPURCHASE AGREEMENTS         2,987,696
               (Cost $2,987,696)                ------------
               TOTAL INVESTMENTS - 101.3%        413,883,382
               (Cost $423,912,352) (h)
               NET OTHER ASSETS AND
                 LIABILITIES - (1.3%)             (5,270,224)
                                                ------------
               NET ASSETS - 100.0%              $408,613,158
                                                ============


                        See Notes to Financial Statements                Page 49

FIRST TRUST EUROPE ALPHADEX(R) FUND (FEP)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2015

(a) Portfolio securities are categorized based upon their country of incorporation,which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At December 31, 2015, securities noted as such are valued at $399,081,129 or 97.7% of net assets. Certain of these securities are fair valued using a factor provided by an independent pricing service due to the change in value between the foreign markets' close and the NYSE close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.

(c) All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $5,718,149 and the total value of the collateral held by the Fund is $6,070,291.

(d)   Non-income producing security.

(e)   This issuer has filed for protection in bankruptcy court.

(f)   Interest rate shown reflects yield as of December 31, 2015.

(g)   This security serves as collateral for securities on loan.

(h) Aggregate cost for federal income tax purposes is $426,462,988. As of December 31, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $24,560,415 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $37,140,021.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of December 31, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                       LEVEL 2        LEVEL 3
                            TOTAL        LEVEL 1     SIGNIFICANT    SIGNIFICANT
                           VALUE AT      QUOTED      OBSERVABLE     UNOBSERVABLE
INVESTMENTS               12/31/2015     PRICES         INPUT          INPUT
--------------------------------------------------------------------------------
Austria                 $  6,473,629  $ 1,263,417  $  5,210,212       $    --
Germany                   68,524,777    2,859,505    65,665,272            --
Italy                     16,538,979    3,268,026    13,270,953            --
Portugal                   5,678,653           --     5,678,653            --*
Switzerland               14,518,395    1,341,014    13,177,381            --
Other Country
  Categories**           274,580,102           --   274,580,102            --
                        --------------------------------------------------------
Total Common
  Stocks                 386,314,535    8,731,962   377,582,573            --*
Real Estate
  Investment
   Trusts**               21,498,556           --    21,498,556            --
Money Market
  Funds                    3,082,595    3,082,595            --            --
Repurchase
  Agreements               2,987,696           --     2,987,696            --
                        --------------------------------------------------------
Total Investments       $413,883,382  $11,814,557  $402,068,825       $    --*
                        ========================================================

*  Investment is valued at $0.
** See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of December 31, 2015, the Fund transferred common stocks valued at $917,197 from Level 2 to Level 1 of the fair value hierarchy. The common stocks that transferred from Level 2 to Level 1 did so as a result of being fair valued based on quoted prices. Previously, these securities were fair valued using a pricing factor provided by a pricing service due to the change in value between foreign markets' close and the NYSE close on December 31, 2014 exceeding a certain threshold.

Level 3 common stocks are fair valued by the Advisor's Pricing Committee. The Trust's Board of Trustees has adopted valuation procedures that are utilized by the Advisor's Pricing Committee to oversee the day-to-day valuation of the Fund's investments. The Advisor's Pricing Committee, through the Fund's fund accounting agent, monitors daily pricing via tolerance checks and stale and unchanged price reviews. The Advisor's Pricing Committee also reviews monthly back testing of pricing service prices by comparing sales prices of Fund investments to prior day pricing service prices. Additionally, the Advisor's Pricing Committee reviews periodic information from the Fund's third-party pricing service that compares secondary market trade prices to their daily valuations.

The following table presents the activity of the Fund's investments measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period presented.


BEGINNING BALANCE AT DECEMBER 31, 2014
  Common Stocks                                 $         --*
Net Realized Gain (Loss)                                  --
Net Change in Unrealized
   Appreciation/Depreciation                              --
Purchases                                                 --
Sales                                                     --
Transfers In                                              --
Transfers Out                                             --
ENDING BALANCE AT DECEMBER 31, 2015
  Common Stocks                                           --*
                                                ------------
Total Level 3 holdings                          $         --*
                                                ============

* Investment is valued at $0.


Page 50                 See Notes to Financial Statements

FIRST TRUST EUROPE ALPHADEX(R) FUND (FEP)

DECEMBER 31, 2015

-----------------------------

OFFSETTING ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2F - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
------------------------------------------------------------
Total gross amount presented on the
  Statements of Assets and Liabilities(1)       $  5,718,149
Non-cash Collateral(2)                            (5,718,149)
                                                ------------
Net Amount                                      $         --
                                                ============

(1) The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value", is not offset and is shown on a gross basis.

(2) At December 31, 2015, the value of the collateral from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:


REPURCHASE AGREEMENTS
------------------------------------------------------------
Total gross amount presented on the
  Statements of Assets and Liabilities(3)       $  2,987,696
Non-cash Collateral(4)                            (2,987,696)
                                                ------------
Net Amount                                      $         --
                                                ============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At December 31, 2015, the value of the collateral from each seller exceeded the value of the repurchase agreements.

CURRENCY EXPOSURE
DIVERSIFICATION                       % OF TOTAL INVESTMENTS
------------------------------------------------------------
Euro                                                   53.2%
British Pound Sterling                                 24.7
Swedish Krona                                          10.2
Danish Krone                                            5.2
Swiss Franc                                             3.5
Norwegian Krone                                         1.7
US Dollar                                               1.5
                                                     -------
TOTAL                                                 100.0%
                                                     =======


                        See Notes to Financial Statements                Page 51

FIRST TRUST LATIN AMERICA ALPHADEX(R) FUND (FLN)

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2015

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (a) - 98.2%
               BRAZIL - 54.4%
         5,390 Ambev S.A. (b)                   $     24,219
        14,661 Banco Bradesco S.A.
                 (Preference Shares) (b)              70,940
        27,548 Banco do Brasil S.A. (b)              102,027
         4,219 BB Seguridade Participacoes
                 S.A. (b)                             25,783
         9,448 BM&FBovespa S.A. - Bolsa de
                 Valores Mercadorias e
                 Futuros (b)                          25,834
        31,398 Braskem S.A.
                 (Preference Shares) (b)             218,197
         2,966 BRF S.A. (b)                           41,371
         8,323 Cia Brasileira de Distribuicao
                 (Preference Shares) (b)              87,637
        33,044 Cia de Saneamento Basico do
                 Estado de Sao Paulo (b)             157,374
        14,080 CPFL Energia S.A. (b) (c)              53,835
         8,210 Embraer S.A. (b)                       62,390
         7,783 Fibria Celulose S.A. (b)              102,172
        11,846 Itau Unibanco Holding S.A.
                 (Preference Shares) (b)              78,353
        73,307 Itausa - Investimentos Itau S.A.
                 (Preference Shares) (b)             126,674
        31,155 JBS S.A. (b)                           96,684
        67,887 Kroton Educacional S.A. (b)           162,382
        12,924 Lojas Americanas S.A.
                 (Preference Shares) (b)              63,003
         5,689 Lojas Renner S.A. (b)                  24,439
        13,386 Raia Drogasil S.A. (b)                119,780
        27,134 Suzano Papel e Celulose S.A.
                 (Preference Shares) (b)             128,137
        14,274 Telefonica Brasil S.A.
                 (Preference Shares) (b)             128,409
        69,695 Tim Participacoes S.A. (b)            120,203
         6,202 Tractebel Energia S.A. (b)             52,295
         6,268 Ultrapar Participacoes S.A. (b)        95,252
                                                ------------
                                                   2,167,390
                                                ------------
               CHILE - 14.4%
       114,272 AES Gener S.A. (b)                     50,815
        50,666 Aguas Andinas S.A.                     25,814
           645 Banco de Credito e
                 Inversiones (b)                      24,307
        40,608 Cencosud S.A.                          80,407
         7,167 Cia Cervecerias Unidas S.A.            80,919
        10,246 Empresas CMPC S.A.                     21,909
         8,720 Empresas COPEC S.A.                    74,209
       419,228 Enersis S.A.                          101,174
        21,933 Latam Airlines Group S.A. (b) (c)     115,418
                                                ------------
                                                     574,972
                                                ------------
               COLOMBIA - 3.0%
         6,503 Bancolombia S.A.
                 (Preference Shares)                  44,248
        17,194 Cementos Argos S.A.                    52,646
         4,534 Grupo Argos S.A.                       23,138
                                                ------------
                                                     120,032
                                                ------------


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               MEXICO - 26.4%
        40,538 Alfa S.A.B. de C.V., Series A    $     80,279
         9,076 Controladora Comercial Mexicana
                 S.A.B. de C.V.                       24,972
         8,836 Fomento Economico Mexicano
                 S.A.B. de C.V.                       82,431
         5,692 Gruma S.A.B. de C.V., Class B          80,083
        12,121 Grupo Aeroportuario del Pacifico
                 S.A.B. de C.V., Series B            107,070
         6,900 Grupo Aeroportuario del Sureste
                 SAB de C.V., Series B                97,752
        31,220 Grupo Bimbo S.A.B. de C.V.,
                 Series A (c)                         82,912
        11,761 Grupo Carso S.A.B. de C.V.,
                 Series A1                            49,133
        43,550 Grupo Mexico S.A.B. de C.V.,
                 Series B                             92,965
        25,893 Industrias Bachoco S.A.B. de
                 C.V., Series B                      105,243
        23,307 Kimberly-Clark de Mexico,
                 S.A.B. de C.V., Series A             54,378
         7,186 Promotora y Operadora de
                 Infraestructura S.A.B. de
                 C.V. (c)                             84,608
        42,931 Wal-Mart de Mexico S.A.B. de
                 C.V.                                108,358
                                                ------------
                                                   1,050,184
                                                ------------
               TOTAL COMMON STOCKS                 3,912,578
               (Cost $4,600,168)                ------------

               REAL ESTATE INVESTMENT
                 TRUSTS (a) - 0.7%
               MEXICO - 0.7%
        12,762 Fibra Uno Administracion S.A.
                 de C.V.                              28,131
               (Cost $42,049)                   ------------

               RIGHTS - 0.0%
               BRAZIL - 0.0%
           480 Banco Bradesco S.A., expiring
                 2/5/16 (b) (c)                          251
               (Cost $0)                        ------------
               TOTAL INVESTMENTS - 98.9%           3,940,960
               (Cost 4,642,217) (d)
               NET OTHER ASSETS AND
                 LIABILITIES - 1.1%                   44,327
                                                ------------
               NET ASSETS - 100.0%              $  3,985,287
                                                ============


Page 52                 See Notes to Financial Statements

FIRST TRUST LATIN AMERICA ALPHADEX(R) FUND (FLN)

DECEMBER 31, 2015

(a) Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At December 31, 2015, securities noted as such are valued at $2,358,181 or 59.2% of net assets. Certain of these securities are fair valued using a factor provided by an independent pricing service due to the change in value between the foreign markets' close and the NYSE close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.

(c)   Non-income producing security.

(d) Aggregate cost for federal income tax purposes is $4,906,401 As of December 31, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $382,655 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,348,096.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of December 31, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                         LEVEL 2      LEVEL 3
                               TOTAL        LEVEL 1    SIGNIFICANT  SIGNIFICANT
                             VALUE AT       QUOTED     OBSERVABLE   UNOBSERVABLE
INVESTMENTS                 12/31/2015      PRICES        INPUT        INPUT
--------------------------------------------------------------------------------
Common Stocks*
  Brazil                    $2,167,390    $       --   $2,167,390     $    --
  Chile                        574,972       384,432      190,540          --
  Columbia                     120,032       120,032           --          --
  Mexico                     1,050,184     1,050,184           --          --
                            ----------------------------------------------------
Total Common
 Stocks                      3,912,578     1,554,648    2,357,930
Real Estate
 Investment
 Trusts*                        28,131        28,131           --          --
Rights*                            251            --          251          --
                            ----------------------------------------------------
Total Investments           $3,940,960    $1,582,779   $2,358,181     $    --
                            ====================================================

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of December 31, 2015, the Fund transferred common stocks valued at $532,212 from Level 1 to Level 2 of the fair value hierarchy. The common stocks that transferred from Level 1 to Level 2 did so as a result of being fair valued using a factor provided by a pricing service due to the change in value between the foreign markets' close and the NYSE close on December 31, 2015, exceeding a certain threshold. Previously, these securities were valued based on quoted prices.


                        See Notes to Financial Statements                Page 53

FIRST TRUST BRAZIL ALPHADEX(R) FUND (FBZ)

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2015

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS - 98.7%
               BANKS - 8.9%
         2,449 Banco Bradesco S.A.
                 (Preference Shares) (a)        $     11,850
        11,497 Banco do Brasil S.A. (a)               42,580
        31,330 Banco do Estado do Rio Grande
                 do Sul S.A. (Preference
                 Shares) (a)                          46,295
         4,486 Itau Unibanco Holding S.A.
                 (Preference Shares) (a)              29,672
        39,162 Itausa - Investimentos Itau S.A.
                 (Preference Shares) (a)              67,672
                                                ------------
                                                     198,069
                                                ------------
               BEVERAGES - 0.7%
         3,654 Ambev S.A. (a)                         16,419
                                                ------------
               CAPITAL MARKETS - 0.9%
         2,047 CETIP S.A. - Mercados
                 Organizados (a)                      19,344
                                                ------------
               CHEMICALS - 1.6%
         5,124 Braskem S.A. (Preference
                 Shares) (a)                          35,609
                                                ------------
               DIVERSIFIED CONSUMER
                 SERVICES - 3.7%
        11,631 Estacio Participacoes S.A. (a)         40,735
        17,609 Kroton Educacional S.A. (a)            42,120
                                                ------------
                                                      82,855
                                                ------------
               DIVERSIFIED TELECOMMUNICATION
                 SERVICES - 2.9%
        11,930 Oi S.A. (Preference Shares)
                 (a) (b)                               5,853
         6,409 Telefonica Brasil S.A.
                 (Preference Shares) (a)              57,655
                                                ------------
                                                      63,508
                                                ------------
               ELECTRIC UTILITIES - 17.0%
        24,719 Centrais Eletricas Brasileiras
                 S.A. (Preference Shares) (a)         64,926
        29,421 Cia Energetica de Minas Gerais
                 (Preference Shares) (a)              45,360
         9,984 Cia Paranaense de Energia
                 (Preference Shares) (a)              60,983
         7,251 CPFL Energia S.A. (a) (b)              27,724
        30,316 EDP - Energias do Brasil
                 S.A. (a) (b)                         91,984
         9,921 Equatorial Energia S.A. (a)            85,807
                                                ------------
                                                     376,784
                                                ------------
               FOOD & STAPLES RETAILING - 4.4%
         1,904 Cia Brasileira de Distribuicao
                 (Preference Shares) (a)              20,048
         8,706 Raia Drogasil S.A. (a)                 77,903
                                                ------------
                                                      97,951
                                                ------------
               FOOD PRODUCTS - 7.2%
         1,062 BRF S.A. (a)                           14,813
        21,329 JBS S.A. (a)                           66,191
           851 M Dias Branco S.A. (a)                 14,290
         5,582 Sao Martinho S.A. (a)                  64,449
                                                ------------
                                                     159,743
                                                ------------


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               HOUSEHOLD DURABLES - 2.4%
        28,197 Cyrela Brazil Realty S.A.
                 Empreendimentos e
                 Participacoes (a)              $     53,323
                                                ------------
               INDEPENDENT POWER AND
                 RENEWABLE ELECTRICITY
                 PRODUCERS - 1.6%
         4,082 Tractebel Energia S.A. (a)             34,419
                                                ------------
               INSURANCE - 3.9%
         4,094 BB Seguridade
                 Participacoes S.A. (a)               25,019
         8,429 Porto Seguro S.A. (a)                  61,204
                                                ------------
                                                      86,223
                                                ------------
               IT SERVICES - 1.2%
         3,185 Cielo S.A. (a)                         26,904
                                                ------------
               MACHINERY - 2.5%
        14,654 WEG S.A. (a)                           55,329
                                                ------------
               MEDIA - 3.2%
         3,722 Multiplus S.A. (a)                     35,045
         3,974 Smiles S.A. (a)                        34,825
                                                ------------
                                                      69,870
                                                ------------
               METALS & MINING - 4.9%
        40,496 Cia Siderurgica Nacional S.A. (a) 40,585 46,587 Gerdau S.A. (Preference
                 Shares) (a)                          54,270
        33,877 Usinas Siderurgicas de
                 Minas Gerais S.A.
                 (Preference Shares) (a)              13,170
                                                ------------
                                                     108,025
                                                ------------
               MULTILINE RETAIL - 5.0%
        12,074 Lojas Americanas S.A.
                 (Preference Shares) (a)              58,859
        12,351 Lojas Renner S.A. (a)                  53,057
                                                ------------
                                                     111,916
                                                ------------
               OIL, GAS & CONSUMABLE
                 FUELS - 4.2%
        16,472 Petroleo Brasileiro S.A.
                 (Preference Shares) (a) (b)          27,572
         4,249 Ultrapar Participacoes S.A. (a)        64,570
                                                ------------
                                                      92,142
                                                ------------
               PAPER & FOREST PRODUCTS - 9.0%
        38,451 Duratex S.A. (a)                       57,209
         3,290 Fibria Celulose S.A. (a)               43,190
        21,096 Suzano Papel e Celulose S.A.
                 (Preference Shares) (a)              99,623
                                                ------------
                                                     200,022
                                                ------------
               PERSONAL PRODUCTS - 2.3%
         9,251 Hypermarcas S.A. (a) (b)               50,518
                                                ------------
               REAL ESTATE MANAGEMENT &
                 DEVELOPMENT - 0.6%
         2,837 Iguatemi Empresa de Shopping
                 Centers S.A. (a)                     13,533
                                                ------------
               ROAD & RAIL - 0.6%
         2,274 Localiza Rent a Car S.A. (a)           14,196
                                                ------------


Page 54                 See Notes to Financial Statements

FIRST TRUST BRAZIL ALPHADEX(R) FUND (FBZ)

DECEMBER 31, 2015

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               SOFTWARE - 0.6%
         1,790 TOTVS S.A. (a)                   $     14,000
                                                ------------
               TEXTILES, APPAREL & LUXURY GOODS
                 - 4.6%
        17,339 Alpargatas S.A.
                 (Preference Shares) (a)              31,173
        16,686 Grendene S.A. (a)                      70,930
                                                ------------
                                                     102,103
                                                ------------
               WATER UTILITIES - 2.7%
        12,689 Cia de Saneamento Basico do
                 Estado de Sao Paulo (a)              60,432
                                                ------------
               WIRELESS TELECOMMUNICATION
                 SERVICES - 2.1%
        27,261 Tim Participacoes S.A. (a)             47,017
                                                ------------
               TOTAL COMMON STOCKS                 2,190,254
               (Cost $3,336,850)                ------------

               RIGHTS - 0.0%
               BANKS - 0.0%
            80 Banco Bradesco S.A., expiring
                 2/5/16 (a) (b)                           42
               (Cost $0)                        ------------
               TOTAL INVESTMENTS - 98.7%           2,190,296
               (Cost $3,336,850) (c)
               NET OTHER ASSETS AND
                 LIABILITIES - 1.3%                   28,074
                                                ------------
               NET ASSETS - 100.0%              $  2,218,370
                                                ============


(a) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At December 31, 2015, securities noted as such are valued at $2,190,296 or 98.7% of net assets. Certain of these securities are fair valued using a factor provided by an independent pricing service due to the change in value between the foreign markets' close and the NYSE close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.

(b)   Non-income producing security.

(c) Aggregate cost for federal income tax purposes is $3,694,115. As of December 31, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $179,794 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,683,613

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of December 31, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                         LEVEL 2      LEVEL 3
                               TOTAL        LEVEL 1    SIGNIFICANT  SIGNIFICANT
                             VALUE AT       QUOTED     OBSERVABLE   UNOBSERVABLE
INVESTMENTS                 12/31/2015      PRICES        INPUT        INPUT
--------------------------------------------------------------------------------
Common Stocks*             $ 2,190,254      $    --   $ 2,190,254     $    --
Rights*                             42           --            42          --
                           -----------------------------------------------------
Total Investments          $ 2,190,296      $    --   $ 2,190,296     $    --
                           =====================================================


* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of December 31, 2015, the Fund transferred common stocks valued at $660,220 from Level 1 to Level 2 of the fair value hierarchy. The common stocks that transferred from Level 1 to Level 2 did so as a result of being fair valued using a factor provided by a pricing service due to the change in value between the foreign markets' close and the NYSE close on December 31, 2015, exceeding a certain threshold. Previously, these securities were valued based on quoted prices.


COUNTRY ALLOCATION***                        % OF NET ASSETS
------------------------------------------------------------
Brazil                                                 98.7%
Net Other Assets and Liabilities                        1.3
                                                     -------
TOTAL                                                 100.0%
                                                     =======

** Portfolio securities are categorized based on their country of incorporation, which can be different from the country categorization of the Fund's underlying index.


                        See Notes to Financial Statements                Page 55

FIRST TRUST CHINA ALPHADEX(R) FUND (FCA)

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2015

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS - 100.0%
               AEROSPACE & DEFENSE - 3.3%
       391,819 AviChina Industry & Technology
                 Co., Ltd., Class H (a)         $    306,159
                                                ------------
               AIRLINES - 2.7%
       323,675 China Southern Airlines Co.,
                 Ltd., Class H (a)                   249,521
                                                ------------
               AUTOMOBILES - 4.7%
        48,455 Brilliance China Automotive
                 Holdings Ltd. (a)                    60,543
       285,233 Dongfeng Motor Group Co.,
                 Ltd., Class H (a)                   379,312
                                                ------------
                                                     439,855
                                                ------------
               BANKS - 2.5%
       383,371 Chongqing Rural Commercial
                 Bank Co., Ltd., Class H (a)         230,752
                                                ------------
               CAPITAL MARKETS - 2.5%
        43,465 China Everbright Ltd. (a)              99,387
       235,407 Guotai Junan International
                 Holdings Ltd. (a)                    81,499
        84,283 Haitong International Securities
                 Group Ltd. (a)                       51,392
                                                ------------
                                                     232,278
                                                ------------
               CHEMICALS - 1.8%
       423,464 Sinopec Shanghai Petrochemical
                 Co., Ltd., Class H (a) (b)          167,483
                                                ------------
               COMMUNICATIONS EQUIPMENT
                 - 2.9%
       120,585 ZTE Corp., Class H (a)                273,429
                                                ------------
               CONSTRUCTION & ENGINEERING
                 - 7.5%
        51,141 China Communications
                 Construction Co., Ltd.,
                 Class H (a)                          51,751
       142,073 China Railway Group Ltd.,
                 Class H (a)                         107,514
       882,080 Metallurgical Corp of China Ltd.,
                 Class H (a)                         264,980
       331,110 Sinopec Engineering Group Co.,
                 Ltd., Class H (a)                   281,654
                                                ------------
                                                     705,899
                                                ------------
               CONSTRUCTION MATERIALS - 5.4%
        65,373 Anhui Conch Cement Co., Ltd.,
                 Class H (a)                         174,747
       242,583 China National Building Material
                 Co., Ltd., Class H (a)              115,710
       686,151 China Resources Cement
                 Holdings Ltd. (a)                   211,347
                                                ------------
                                                     501,804
                                                ------------
               DIVERSIFIED TELECOMMUNICATION
                 SERVICES - 5.0%
       454,823 China Communications Services
                 Corp., Ltd., Class H (a)            170,716
       391,074 China Telecom Corp., Ltd.,
                 Class H (a)                         182,423


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               DIVERSIFIED TELECOMMUNICATION
                 SERVICES (CONTINUED)
        97,995 China Unicom Hong Kong
                 Ltd. (a)                       $    118,504
                                                ------------
                                                     471,643
                                                ------------
               ENERGY EQUIPMENT &
                 SERVICES - 1.7%
       633,021 Sinopec Oilfield Service Corp.,
                 Class H (a) (b)                     164,397
                                                ------------
               FOOD PRODUCTS - 1.5%
       403,647 China Agri-Industries Holdings
                 Ltd. (a) (b)                        137,700
                                                ------------
               HEALTH CARE PROVIDERS &
                 SERVICES - 2.0%
        22,528 China National Accord Medicines
                 Corp., Ltd., Class B (a)            115,750
        17,321 Sinopharm Group Co., Ltd.,
               Class H (a)                            69,149
                                                ------------
                                                     184,899
                                                ------------
               INDEPENDENT POWER AND RENEWABLE
                 ELECTRICITY PRODUCERS - 3.6%
       200,852 China Power International
                 Development Ltd. (a)                115,875
        54,886 China Resources Power Holdings
                 Co., Ltd. (a)                       105,766
       192,226 Huadian Energy Co., Ltd.,
                 Class B (a) (b)                     114,683
                                                ------------
                                                     336,324
                                                ------------
               INDUSTRIAL CONGLOMERATES - 2.9%
        97,714 Fosun International Ltd. (a)          152,339
        44,841 Shanghai Industrial Holdings
                 Ltd. (a)                            117,348
                                                ------------
                                                     269,687
                                                ------------
               MACHINERY - 2.7%
        24,983 Shanghai Mechanical and
                 Electrical Industry Co., Ltd.,
                 Class B (a)                          77,077
       290,890 Shanghai Zhenhua Heavy
                 Industries Co., Ltd.,
                 Class B (a) (b)                     172,712
                                                ------------
                                                     249,789
                                                ------------
               OIL, GAS & CONSUMABLE
                 FUELS - 7.0%
        67,173 China Shenhua Energy Co., Ltd.,
                 Class H (a)                         105,063
       269,815 CNOOC Ltd. (a)                        280,817
       300,523 Kunlun Energy Co., Ltd. (a)           266,837
                                                ------------
                                                     652,717
                                                ------------
               PHARMACEUTICALS - 0.7%
        93,643 China Traditional Chinese
                 Medicine Co., Ltd. (a) (b)           63,998
                                                ------------
               REAL ESTATE MANAGEMENT &
                 DEVELOPMENT - 30.8%
       858,679 China Jinmao Holdings Group
                 Ltd. (a)                            292,487


Page 56                 See Notes to Financial Statements

FIRST TRUST CHINA ALPHADEX(R) FUND (FCA)

DECEMBER 31, 2015

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               REAL ESTATE MANAGEMENT &
                 DEVELOPMENT (CONTINUED)
        21,835 China Overseas Land &
                 Investment Ltd. (a)            $     75,736
       697,580 Country Garden Holdings Co.,
                 Ltd. (a)                            284,304
       642,067 Evergrande Real Estate Group
                 Ltd. (a)                            562,113
       312,638 Guangzhou R&F Properties Co.,
                 Ltd., Class H (a)                   383,330
       144,423 Longfor Properties Co., Ltd. (a)      214,801
       469,374 Shenzhen Investment Ltd. (a)          217,760
       155,317 Shimao Property Holdings
                 Ltd. (a)                            274,581
       405,783 Sino-Ocean Land Holdings
                 Ltd. (a)                            258,732
       660,929 SOHO China Ltd. (a)                   319,793
                                                ------------
                                                   2,883,637
                                                ------------
               SEMICONDUCTORS & SEMICONDUCTOR
                 EQUIPMENT - 0.3%
       917,323 Hanergy Thin Film Power Group
                 Ltd. (a) (b)                         26,040
                                                ------------
               SPECIALTY RETAIL - 2.4%
     1,390,935 GOME Electrical Appliances
                 Holding Ltd. (a)                    230,570
                                                ------------
               TEXTILES, APPAREL & LUXURY
                 GOODS - 3.7%
        66,173 Belle International Holdings
                  Ltd. (a)                            49,511
        70,057 Lao Feng Xiang Co., Ltd.,
                 Class B (a)                         299,442
                                                ------------
                                                     348,953
                                                ------------
               TRANSPORTATION
                 INFRASTRUCTURE - 2.4%
        57,520 COSCO Pacific Ltd. (a)                 63,228
        87,811 Shenzhen International Holdings
                 Ltd. (a)                            160,680
                                                ------------
                                                     223,908
                                                ------------
               TOTAL INVESTMENTS - 100.0%          9,351,442
               (Cost $10,983,693) (c)
               NET OTHER ASSETS AND
                 LIABILITIES - (0.0)%                   (443)
                                                ------------
               NET ASSETS - 100.0%              $  9,350,999
                                                ============

(a) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At December 31, 2015, securities noted as such are valued at $9,351,442 or 100.0% of net assets. Certain of these securities are fair valued using a factor provided by an independent pricing service due to the change in value between the foreign markets' close and the NYSE close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.

(b)   Non-income producing security.

(c) Aggregate cost for federal income tax purposes is $11,202,915. As of December 31, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $397,867 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $2,249,340.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of December 31, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                         LEVEL 2      LEVEL 3
                               TOTAL        LEVEL 1    SIGNIFICANT  SIGNIFICANT
                             VALUE AT       QUOTED     OBSERVABLE   UNOBSERVABLE
INVESTMENTS                 12/31/2015      PRICES        INPUT        INPUT
--------------------------------------------------------------------------------
Common Stocks*             $ 9,351,442      $    --    $ 9,351,442    $    --
                           =====================================================

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at December 31, 2015.

* See Portfolio of Investments for industry breakout

COUNTRY ALLOCATION**                         % OF NET ASSETS
------------------------------------------------------------
China                                                  47.7%
Hong Kong                                              22.6
Cayman Islands                                         20.5
Bermuda                                                 9.2
------------------------------------------------------------
TOTAL INVESTMENTS                                     100.0
NET OTHER ASSETS AND LIABILITIES                       (0.0)*
                                                     -------
TOTAL                                                 100.0%
                                                     =======

*  Amount is less than 0.01%
** Portfolio securities are categorized based on their country of incorporation, which can be different from the country categorization of the Fund's underlying index.


                        See Notes to Financial Statements                Page 57

FIRST TRUST JAPAN ALPHADEX(R) FUND (FJP)

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2015

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS - 99.8%
               AIRLINES - 1.1%
        29,500 Japan Airlines Co., Ltd. (a)     $  1,055,891
                                                ------------
               AUTO COMPONENTS - 10.7%
        27,600 Bridgestone Corp. (a)                 946,719
        43,700 Koito Manufacturing Co.,
                 Ltd. (a)                          1,792,025
        22,200 NOK Corp. (a)                         518,611
        16,400 Stanley Electric Co., Ltd. (a)        359,776
        88,100 Sumitomo Electric Industries
                 Ltd. (a)                          1,244,045
       110,400 Sumitomo Rubber Industries
                 Ltd. (a) (b)                      1,435,572
        28,300 Toyoda Gosei Co., Ltd. (a)            642,889
       101,400 Toyota Boshoku Corp. (a)            2,040,920
         6,200 Toyota Industries Corp. (a)           331,535
        68,000 Yokohama Rubber (The) Co.,
                 Ltd. (a) (b)                      1,044,332
                                                ------------
                                                  10,356,424
                                                ------------
               AUTOMOBILES - 7.4%
       120,300 Daihatsu Motor Co., Ltd. (a) (b)    1,622,850
        42,500 Honda Motor Co., Ltd. (a)           1,358,365
        69,900 Mazda Motor Corp. (a)               1,442,370
       201,100 Mitsubishi Motors Corp. (a)         1,701,414
        98,600 Nissan Motor Co., Ltd. (a)          1,032,415
                                                ------------
                                                   7,157,414
                                                ------------
               BUILDING PRODUCTS - 0.3%
        59,000 Asahi Glass Co., Ltd. (a) (b)         338,002
                                                ------------
               CHEMICALS - 10.5%
       125,000 Asahi Kasei Corp. (a)                 845,263
       112,100 Kuraray Co., Ltd. (a)               1,357,845
       163,000 Mitsubishi Chemical Holdings
                 Corp. (a)                         1,034,189
       183,000 Mitsui Chemicals, Inc. (a)            811,607
        36,300 Nippon Paint Holdings Co.,
                 Ltd. (a)                            878,534
        16,700 Nitto Denko Corp. (a)               1,219,195
       285,000 Sumitomo Chemical Co., Ltd. (a)     1,636,782
       267,000 Teijin Ltd. (a)                       909,901
       274,000 Tosoh Corp. (a)                     1,409,460
                                                ------------
                                                  10,102,776
                                                ------------
               COMMERCIAL SERVICES &
                 SUPPLIES - 2.1%
        43,200 Sohgo Security Services Co.,
                 Ltd. (a)                          2,026,034
                                                ------------
               CONSTRUCTION &
                 ENGINEERING - 1.0%
       122,000 Shimizu Corp. (a)                     994,817
                                                ------------
               CONSTRUCTION MATERIALS - 1.1%
       349,000 Taiheiyo Cement Corp. (a)           1,019,188
                                                ------------
               DIVERSIFIED FINANCIAL
                 SERVICES - 1.0%
        62,700 Mitsubishi UFJ Lease & Finance
                 Co., Ltd. (a)                       322,669
        46,100 ORIX Corp. (a)                        646,712
                                                ------------
                                                     969,381
                                                ------------


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               DIVERSIFIED TELECOMMUNICATION
                 SERVICES - 1.2%
        28,300 Nippon Telegraph & Telephone
                 Corp. (a)                      $  1,126,287
                                                ------------
               ELECTRIC UTILITIES - 4.1%
        92,100 Chubu Electric Power Co.,
                 Inc. (a)                          1,261,193
        23,300 Chugoku Electric Power Co.,
                 Inc. (a)                            307,638
        50,700 Tohoku Electric Power Co.,
                 Inc. (a)                            633,817
       313,900 Tokyo Electric Power Co.,
                 Inc. (a) (c)                      1,807,517
                                                ------------
                                                   4,010,165
                                                ------------
               ELECTRICAL EQUIPMENT - 1.9%
       158,000 Fuji Electric Co., Ltd. (a)           662,632
        21,800 Mabuchi Motor Co., Ltd. (a)         1,181,449
                                                ------------
                                                   1,844,081
                                                ------------
               ELECTRONIC EQUIPMENT, INSTRUMENTS
                 & COMPONENTS - 4.6%
        55,300 Alps Electric Co., Ltd. (a)         1,499,627
       102,000 Hitachi Ltd. (a)                      577,970
         7,800 Murata Manufacturing Co.,
                 Ltd. (a)                          1,122,274
        23,000 Shimadzu Corp. (a)                    385,018
        13,500 TDK Corp. (a)                         864,593
                                                ------------
                                                   4,449,482
                                                ------------
               FOOD & STAPLES RETAILING - 3.9%
       120,800 Aeon Co., Ltd. (a)                  1,861,239
        11,400 Sundrug Co., Ltd. (a)                 732,983
        13,300 Tsuruha Holdings, Inc. (a)          1,152,391
                                                ------------
                                                   3,746,613
                                                ------------
               FOOD PRODUCTS - 1.6%
        14,000 Ezaki Glico Co., Ltd. (a)             756,334
        51,200 Nisshin Seifun Group, Inc. (a)        836,327
                                                ------------
                                                   1,592,661
                                                ------------
               GAS UTILITIES - 2.0%
       349,000 Osaka Gas Co., Ltd. (a)             1,260,567
        60,000 Toho Gas Co., Ltd. (a)                387,494
        62,000 Tokyo Gas Co., Ltd. (a)               291,325
                                                ------------
                                                   1,939,386
                                                ------------
               HEALTH CARE EQUIPMENT &
                 SUPPLIES - 0.4%
         5,900 Sysmex Corp. (a)                      378,454
                                                ------------
               HEALTH CARE PROVIDERS &
                 SERVICES - 0.7%
        42,100 Medipal Holdings Corp. (a)            717,552
                                                ------------
               HOUSEHOLD DURABLES - 3.7%
       145,300 Haseko Corp. (a)                    1,606,491
        85,900 Iida Group Holdings Co., Ltd. (a)   1,592,071
        27,800 Sekisui Chemical Co., Ltd. (a)        362,964
                                                ------------
                                                   3,561,526
                                                ------------


Page 58                 See Notes to Financial Statements

FIRST TRUST JAPAN ALPHADEX(R) FUND (FJP)

DECEMBER 31, 2015

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               HOUSEHOLD PRODUCTS - 0.5%
        21,900 Pigeon Corp. (a)                 $    531,296
                                                ------------
               INSURANCE - 5.1%
        69,600 Dai-ichi Life Insurance (The)
                 Co., Ltd. (a)                     1,157,983
        33,000 MS&AD Insurance Group
                 Holdings, Inc. (a)                  967,714
        46,800 Sompo Japan Nipponkoa
                 Holdings, Inc. (a)                1,536,664
        68,800 T&D Holdings, Inc. (a)                907,715
         8,200 Tokio Marine Holdings, Inc. (a)       316,722
                                                ------------
                                                   4,886,798
                                                ------------
               INTERNET SOFTWARE & SERVICES
                 - 0.8%
        20,700 Mixi, Inc. (a)                        774,250
                                                ------------
               IT SERVICES - 0.6%
       122,000 Fujitsu Ltd. (a)                      608,917
                                                ------------
               LEISURE PRODUCTS - 1.6%
        35,200 Bandai Namco Holdings, Inc. (a)       743,675
        34,100 Yamaha Corp. (a)                      823,664
                                                ------------
                                                   1,567,339
                                                ------------
               MACHINERY - 1.4%
        22,400 NSK Ltd. (a)                          243,397
       270,000 NTN Corp. (a)                       1,138,499
                                                ------------
                                                   1,381,896
                                                ------------
               MARINE - 2.4%
       430,000 Mitsui OSK Lines Ltd. (a)           1,084,579
       491,000 Nippon Yusen K.K. (a)               1,190,033
                                                ------------
                                                   2,274,612
                                                ------------
               METALS & MINING - 4.9%
        44,500 Hitachi Metals Ltd. (a)               549,050
        77,000 JFE Holdings, Inc. (a)              1,209,085
     1,016,000 Kobe Steel Ltd. (a)                 1,103,900
       265,000 Mitsubishi Materials Corp.
                 (a) (b)                             834,657
        52,700 Nippon Steel & Sumitomo
                 Metal Corp. (a)                   1,042,531
                                                ------------
                                                   4,739,223
                                                ------------
               MULTILINE RETAIL - 3.8%
         8,100 Izumi Co., Ltd. (a)                   314,461
        54,700 J Front Retailing Co., Ltd. (a)       795,208
        25,400 Marui Group Co., Ltd. (a)             413,324
         8,900 Ryohin Keikaku Co., Ltd. (a) (b)    1,802,352
        37,000 Takashimaya Co., Ltd. (a)             333,203
                                                ------------
                                                   3,658,548
                                                ------------
               PERSONAL PRODUCTS - 1.9%
        16,700 Kose Corp. (a)                      1,544,097
        14,900 Shiseido Co., Ltd. (a)                309,155
                                                ------------
                                                   1,853,252
                                                ------------
               PHARMACEUTICALS - 3.0%
        92,800 Daiichi Sankyo Co., Ltd. (a)        1,915,365
        14,500 Kaken Pharmaceutical Co.,
                 Ltd. (a)                            990,831
                                                ------------
                                                   2,906,196
                                                ------------


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               ROAD & RAIL - 0.4%
         5,500 West Japan Railway Co. (a) (b)   $    380,177
                                                ------------
               SEMICONDUCTORS & SEMICONDUCTOR
                 EQUIPMENT - 0.3%
         5,200 Rohm Co., Ltd. (a)                    263,385
                                                ------------
               SOFTWARE - 1.7%
        99,700 Nexon Co., Ltd. (a)                 1,621,893
                                                ------------
               SPECIALTY RETAIL - 1.0%
         1,700 Fast Retailing Co., Ltd. (a)          594,679
         4,200 Nitori Holdings Co., Ltd. (a)         352,724
                                                ------------
                                                     947,403
                                                ------------
               TECHNOLOGY HARDWARE, STORAGE
                 & PERIPHERALS - 5.9%
       121,000 Brother Industries Ltd. (a)         1,390,019
        19,000 FUJIFILM Holdings Corp. (a)           792,917
       224,000 NEC Corp. (a) (b)                     709,749
       132,000 Ricoh Co., Ltd. (a)                 1,359,178
        96,300 Seiko Epson Corp. (a)               1,482,939
                                                ------------
                                                   5,734,802
                                                ------------
               TRADING COMPANIES &
                 DISTRIBUTORS - 5.2%
        77,700 ITOCHU Corp. (a)                      919,071
       119,400 Marubeni Corp. (a)                    613,847
        24,000 MISUMI Group, Inc. (a)                331,528
        46,900 Mitsubishi Corp. (a)                  780,093
       100,600 Mitsui & Co., Ltd. (a) (b)          1,195,333
       564,100 Sojitz Corp. (a)                    1,183,809
                                                ------------
                                                   5,023,681
                                                ------------
               TOTAL COMMON STOCKS                96,539,802
               (Cost $102,281,255)              ------------

               MONEY MARKET FUNDS - 2.8%
     2,739,181 Goldman Sachs Financial Square
                Treasury Obligations Fund -
                Institutional Class -
                0.12% (d) (e)                      2,739,181
               (Cost $2,739,181)                ------------

PRINCIPAL
  VALUE        DESCRIPTION                            VALUE
------------------------------------------------------------
               REPURCHASE AGREEMENTS - 2.8%
$      194,904 JPMorgan Chase & Co., 0.23% (d),
                dated 12/31/15, due 1/4/16,
                with a maturity value of
                $194,909. Collateralized by U.S.
                Treasury Notes, interest rates
                of 1.25% to 1.625%, due 4/30/19
                to 2/29/20. The value of the
                collateral including accrued
                interest is $199,403. (e)            194,904


                        See Notes to Financial Statements                Page 59

FIRST TRUST JAPAN ALPHADEX(R) FUND (FJP)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2015

PRINCIPAL
  VALUE        DESCRIPTION                            VALUE
------------------------------------------------------------
               REPURCHASE AGREEMENTS
                 (CONTINUED)
$    2,459,950 RBC Capital Markets LLC,
                0.26% (d), dated 12/31/15, due
                1/4/16, with a maturity value
                of $2,460,021. Collateralized
                by U.S. Treasury Notes,
                interest rates of 1.625% to
                1.75%, due 6/30/20 to 10/31/20.
                The value of the collateral
                including accrued interest is
                $2,511,767. (e)                 $  2,459,950
                                                ------------
               TOTAL REPURCHASE AGREEMENTS         2,654,854
               (Cost $2,654,854)                ------------
               TOTAL INVESTMENTS - 105.4%        101,933,837
               (Cost $107,675,290) (f)
               NET OTHER ASSETS AND
                 LIABILITIES - (5.4%)             (5,220,205)
                                                ------------
               NET ASSETS - 100.0%              $ 96,713,632
                                                ============

(a) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At December 31, 2015, securities noted as such are valued at $96,539,802 or 99.8% of net assets. Certain of these securities are fair valued using a factor provided by an independent pricing service due to the change in value between the foreign markets' close and the NYSE close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.

(b) All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $5,083,341 and the total value of the collateral held by the Fund is $5,394,035.

(c)   Non-income producing security.

(d)   Interest rate shown reflects yield as of December 31, 2015.

(e)   This security serves as collateral for securities on loan.

(f) Aggregate cost for for federal income tax purposes is $107,797,509. As of December 31, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $4,100,065 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $9,963,737.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of December 31, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                         LEVEL 2      LEVEL 3
                               TOTAL        LEVEL 1    SIGNIFICANT  SIGNIFICANT
                             VALUE AT       QUOTED     OBSERVABLE   UNOBSERVABLE
INVESTMENTS                 12/31/2015      PRICES        INPUT        INPUT
--------------------------------------------------------------------------------
Common Stocks*            $ 96,539,802   $       --   $96,539,802     $    --
Money Market
  Funds                      2,739,181    2,739,181            --          --
Repurchase
  Agreements                 2,654,854           --     2,654,854          --
                          ------------------------------------------------------
Total Investments         $101,933,837   $2,739,181   $99,194,656     $    --
                          ======================================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at December 31, 2015

-----------------------------
OFFSETTING ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2F - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
------------------------------------------------------------
Total gross amount presented on the
  Statements of Assets and Liabilities(1)       $  5,083,341
Non-cash Collateral(2)                            (5,083,341)
                                                ------------
Net Amount                                      $         --
                                                ============

(1) The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value", is not offset and is shown on a gross basis.

(2) At December 31, 2015, the value of the collateral from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.


Page 60                 See Notes to Financial Statements

FIRST TRUST JAPAN ALPHADEX(R) FUND (FJP)

DECEMBER 31, 2015

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:


REPURCHASE AGREEMENTS
------------------------------------------------------------
Total gross amount presented on the
  Statements of Assets and Liabilities(3)       $  2,654,854
Non-cash Collateral(4)                            (2,654,854)
                                                ------------
Net Amount                                      $         --
                                                ============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At December 31, 2015, the value of the collateral from each seller exceeded the value of the repurchase agreements.


COUNTRY ALLOCATION**                         % OF NET ASSETS
------------------------------------------------------------
Japan                                                  99.8%
United States                                           5.6
------------------------------------------------------------
TOTAL INVESTMENTS                                     105.4
NET OTHER ASSETS AND LIABILITIES                       (5.4)
                                                     -------
TOTAL                                                 100.0%
                                                     =======

** Portfolio securities are categorized based on their country of incorporation, which can be different from the country categorization of the Fund's underlying index.


                        See Notes to Financial Statements                Page 61

FIRST TRUST SOUTH KOREA ALPHADEX(R) FUND (FKO)

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2015

SHARES         DESCRIPTION                            VALUE
------------------------------------------------------------
               COMMON STOCKS - 99.5%
               AEROSPACE & DEFENSE - 2.7%
         1,426 Korea Aerospace Industries,
                 Ltd. (a)                       $     94,134
                                                ------------
               AUTO COMPONENTS - 6.4%
         2,700 Hankook Tire Co., Ltd. (a)            107,691
           535 Hyundai Mobis Co., Ltd. (a)           111,938
                                                ------------
                                                     219,629
                                                ------------
               AUTOMOBILES - 7.9%
         1,042 Hyundai Motor Co. (a)                 131,421
         3,129 Kia Motors Corp. (a)                  139,522
                                                ------------
                                                     270,943
                                                ------------
               BANKS - 2.0%
         4,126 BNK Financial Group, Inc. (a)          29,394
           976 Hana Financial Group, Inc. (a)         19,503
         2,892 Woori Bank (a)                         21,630
                                                ------------
                                                      70,527
                                                ------------
               BEVERAGES - 1.1%
            21 Lotte Chilsung Beverage Co.,
                 Ltd. (a)                             39,625
                                                ------------
               BUILDING PRODUCTS - 0.6%
            58 KCC Corp. (a)                          20,461
                                                ------------
               CAPITAL MARKETS - 1.1%
           445 Korea Investment Holdings Co.,
                 Ltd. (a)                             18,596
           519 Samsung Securities Co., Ltd. (a)       18,215
                                                ------------
                                                      36,811
                                                ------------
               CHEMICALS - 4.0%
           984 Hyosung Corp. (a)                      97,321
           196 Lotte Chemical Corp. (a)               39,993
                                                ------------
                                                     137,314
                                                ------------
               COMMERCIAL SERVICES &
                 SUPPLIES - 0.5%
           240 KEPCO Plant Service &
                 Engineering Co., Ltd. (a)            18,154
                                                ------------
               CONSTRUCTION &
                 ENGINEERING - 2.1%
         1,713 Hyundai Development Co.-
                 Engineering & Construction (a)       55,978
           691 Hyundai Engineering &
                 Construction Co., Ltd. (a)           16,588
                                                ------------
                                                      72,566
                                                ------------
               CONSUMER FINANCE - 1.7%
         2,298 Samsung Card Co., Ltd. (a)             60,161
                                                ------------
               DIVERSIFIED FINANCIAL
                 SERVICES - 0.0%
           196 Neo Holdings Co., Ltd. (a) (b)              0
                                                ------------
               DIVERSIFIED TELECOMMUNICATION
                 SERVICES - 2.2%
           996 KT Corp. (a) (b)                       23,868
         5,750 LG Uplus Corp. (a)                     50,774
                                                ------------
                                                      74,642
                                                ------------


SHARES         DESCRIPTION                            VALUE
------------------------------------------------------------
               ELECTRIC UTILITIES - 3.1%
         2,476 Korea Electric Power Corp. (a)   $    104,901
                                                ------------
               ELECTRONIC EQUIPMENT, INSTRUMENTS
                 & COMPONENTS - 6.7%
         5,483 LG Display Co., Ltd. (a)              113,566
         2,219 Samsung Electro-Mechanics
                 Co., Ltd. (a)                       117,900
                                                ------------
                                                     231,466
                                                ------------
               FOOD & STAPLES RETAILING - 5.7%
         2,223 Dongsuh Co., Inc. (a)                  58,728
         3,035 GS Retail Co., Ltd. (a)               138,272
                                                ------------
                                                     197,000
                                                ------------
               FOOD PRODUCTS - 1.2%
           129 CJ CheilJedang Corp. (a)               41,261
                                                ------------
               GAS UTILITIES - 3.0%
         3,281 Korea Gas Corp. (a)                   102,374
                                                ------------
               HOUSEHOLD DURABLES - 4.5%
           504 Hanssem Co., Ltd. (a)                  98,756
         1,201 LG Electronics, Inc. (a)               54,603
                                                ------------
                                                     153,359
                                                ------------
               INDUSTRIAL CONGLOMERATES - 8.1%
           383 CJ Corp. (a)                           81,352
         3,003 Hanwha Corp. (a)                       99,566
           917 LG Corp. (a)                           55,123
           205 SK C&C Co., Ltd. (a)                   41,768
                                                ------------
                                                     277,809
                                                ------------
               INSURANCE - 3.3%
         1,505 Dongbu Insurance Co., Ltd. (a)         90,046
         3,575 Hanwha Life Insurance Co.,
                 Ltd. (a)                             22,461
                                                ------------
                                                     112,507
                                                ------------
               MACHINERY - 1.3%
         4,988 Samsung Heavy Industries
                 Co., Ltd. (a)                        45,435
                                                ------------
               METALS & MINING - 4.8%
         2,094 Hyundai Steel Co. (a)                  88,240
           104 Korea Zinc Co., Ltd. (a)               41,423
           253 POSCO (a)                              35,441
                                                ------------
                                                     165,104
                                                ------------
               MULTILINE RETAIL - 2.1%
           363 Lotte Shopping Co., Ltd. (a)           71,409
                                                ------------
               OIL, GAS & CONSUMABLE
                 FUELS - 5.1%
         2,279 GS Holdings Corp. (a)                  97,652
           697 SK Innovation Co., Ltd. (a) (b)        76,441
                                                ------------
                                                     174,093
               PHARMACEUTICALS - 10.2%
         1,122 Celltrion, Inc. (a) (b)                80,048
           247 Hanmi Pharm Co., Ltd. (a) (b)         151,299
         1,091 Hanmi Science Co., Ltd. (a) (b)       118,285
                                                ------------
                                                     349,632
                                                ------------


Page 62                 See Notes to Financial Statements

FIRST TRUST SOUTH KOREA ALPHADEX(R) FUND (FKO)

DECEMBER 31, 2015

SHARES         DESCRIPTION                            VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               ROAD & RAIL - 0.7%
           146 CJ Korea Express Corp. (a) (b)   $     23,653
                                                ------------
               SEMICONDUCTORS & SEMICONDUCTOR
                 EQUIPMENT - 2.0%
         2,680 SK Hynix, Inc. (a)                     69,232
                                                ------------
               SPECIALTY RETAIL - 1.5%
           763 Hotel Shilla Co., Ltd. (a)             49,961
                                                ------------
               TECHNOLOGY HARDWARE, STORAGE &
                 PERIPHERALS - 2.1%
            67 Samsung Electronics Co., Ltd. (a)      71,461
                                                ------------
               WIRELESS TELECOMMUNICATION
                 SERVICES - 1.8%
           340 SK Telecom Co., Ltd. (a)               62,226
                                                ------------
               TOTAL INVESTMENTS - 99.5%           3,417,850
               (Cost $3,666,134) (c)
               NET OTHER ASSETS AND
                 LIABILITIES - 0.5%                   16,022
                                                ------------
               NET ASSETS - 100.0%              $  3,433,872
                                                ============

(a) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At December 31, 2015, securities noted as such are valued at $3,417,850 or 99.5% of net assets. Certain of these securities are fair valued using a factor provided by an independent pricing service due to the change in value between the foreign markets' close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.

(b)   Non-income producing security.

(c) Aggregate cost for federal income tax purposes is $3,713,696. As of December 31, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $344,805 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $640,651.

-----------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of December 31, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                        LEVEL 2       LEVEL 3
                             TOTAL        LEVEL 1     SIGNIFICANT   SIGNIFICANT
                           VALUE AT       QUOTED      OBSERVABLE    UNOBSERVABLE
INVESTMENTS               12/31/2015      PRICES         INPUT         INPUT
--------------------------------------------------------------------------------
Common Stocks:
  Diversified Financial
    Services               $       --*    $    --      $       --*    $    --
  Other Industry
    Categories**            3,417,850          --       3,417,850          --
                          ------------------------------------------------------
Total Investments          $3,417,850     $    --      $3,417,850     $    --
                          ======================================================

*   Investment is valued at zero.
**  See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at December 31, 2015.


COUNTRY ALLOCATION***                        % OF NET ASSETS
------------------------------------------------------------
South Korea                                            99.5%
------------------------------------------------------------
TOTAL INVESTMENTS                                      99.5
NET OTHER ASSETS AND LIABILITIES                        0.5
                                                     -------
TOTAL                                                 100.0%
                                                     =======

*** Portfolio securities are categorized based on their country of incorporation, which can be different from the country categorization of the Fund's underlying index.


                        See Notes to Financial Statements                Page 63

FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND (FDT)

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2015

SHARES         DESCRIPTION                            VALUE
------------------------------------------------------------
               COMMON STOCKS (a) - 94.9%
               AUSTRALIA - 3.1%
       280,808 Fortescue Metals Group
                 Ltd. (b) (c)                   $    377,895
        33,982 Orica Ltd. (b)                        380,725
       322,511 Qantas Airways Ltd. (b)               955,945
       211,188 Star Entertainment Group
                 (The) Ltd. (b)                      774,941
        85,748 Sydney Airport (b)                    394,640
        70,590 TPG Telecom Ltd. (b)                  505,399
       155,815 Treasury Wine Estates Ltd. (b)        935,536
        44,164 Woodside Petroleum Ltd. (b)           920,111
                                                ------------
                                                   5,245,192
                                                ------------
               AUSTRIA - 0.4%
         7,400 OMV AG (b)                            210,051
        15,709 voestalpine AG (b)                    480,510
                                                ------------
                                                     690,561
                                                ------------
               BELGIUM - 2.1%
         6,135 Ackermans & van Haaren
                 N.V. (b)                            901,290
         8,762 Ageas (b)                             406,678
         5,679 Cie d'Entreprises CFE (b)             672,883
        11,210 Colruyt S.A. (b)                      576,679
         4,768 Groupe Bruxelles Lambert
                 S.A. (b)                            407,985
         4,844 Sofina S.A. (b)                       543,622
                                                ------------
                                                   3,509,137
                                                ------------
               BERMUDA - 2.0%
        12,578 Hiscox Ltd. (b)                       195,001
       328,092 Kerry Properties Ltd. (b)             894,970
       546,863 NWS Holdings Ltd. (b)                 810,696
       114,930 Orient Overseas International
                 Ltd. (b)                            550,111
       154,151 Seadrill Ltd. (b) (c) (d)             532,346
        97,324 Yue Yuen Industrial Holdings
                 Ltd. (b)                            329,062
                                                ------------
                                                   3,312,186
                                                ------------
               CANADA - 4.0%
         7,841 Alimentation Couche-Tard, Inc.,
                 Class B                             345,158
         5,141 CCL Industries, Inc., Class B         833,625
         1,291 Constellation Software, Inc.          538,232
        10,682 Dollarama, Inc.                       617,127
        11,144 George Weston Ltd.                    861,270
        17,512 Loblaw Cos. Ltd.                      826,938
         3,757 Magna International, Inc.             152,376
        26,476 Metro, Inc.                           741,259
        25,345 SNC-Lavalin Group, Inc.               753,188
        75,555 Teck Resources Ltd., Class B (c)      291,583
        26,715 WSP Global, Inc. (c)                  820,738
                                                ------------
                                                   6,781,494
                                                ------------
               CAYMAN ISLANDS - 0.9%
        69,178 CK Hutchison Holdings Ltd. (b)        928,108
        28,982 Phoenix Group Holdings (b)            390,497


SHARES         DESCRIPTION                            VALUE
------------------------------------------------------------
               CAYMAN ISLANDS (CONTINUED)
       219,510 Sino Biopharmaceutical Ltd. (b)  $    197,900
                                                ------------
                                                   1,516,505
                                                ------------
               DENMARK - 2.5%
           583 AP Moeller - Maersk A.S.,
                 Class B (b)                         760,410
         3,217 Chr Hansen Holding A.S. (b)           201,225
        24,054 DSV A.S. (b)                          946,854
         9,746 Jyske Bank A.S. (b) (d)               440,828
         4,618 Pandora A.S. (b)                      582,255
        17,300 Vestas Wind Systems A.S. (b)        1,208,211
                                                ------------
                                                   4,139,783
                                                ------------
               FINLAND - 1.0%
        14,138 Amer Sports OYJ (b)                   412,771
        24,300 Fortum OYJ (b)                        366,114
        25,942 Metso OYJ (b)                         581,106
        11,999 UPM-Kymmene OYJ (b)                   222,765
                                                ------------
                                                   1,582,756
                                                ------------
               FRANCE - 4.7%
         4,690 Atos SE (b)                           393,737
        13,512 Eurazeo S.A. (b)                      931,910
         5,806 Ipsen S.A. (b)                        384,692
        11,310 Orpea (b)                             905,547
         7,538 Renault S.A. (b)                      754,520
         4,776 Safran S.A. (b)                       328,124
         1,812 Sartorius Stedim Biotech (b)          695,007
        20,069 SCOR SE (b)                           750,937
         5,851 SEB S.A. (b)                          600,670
         9,493 Teleperformance (b)                   798,242
         5,173 Thales S.A. (b)                       387,198
        39,344 Veolia Environnement S.A. (b)         933,467
                                                ------------
                                                   7,864,051
                                                ------------
               GERMANY - 6.9%
         2,232 Adidas AG (b)                         216,636
        11,302 Aurubis AG (b)                        572,290
         2,028 Bayerische Motoren Werke AG (b)       213,653
         4,852 CTS Eventim AG & Co. KGaA (b)         192,379
        38,817 Deutsche Lufthansa AG (b) (d)         611,409
        26,924 Deutsche Wohnen AG (b)                744,498
        14,066 DMG Mori AG (b)                       580,792
        13,535 Drillisch AG (b)                      569,424
        13,397 Fresenius SE & Co. KGaA (b)           954,298
         5,268 Hannover Rueck SE (b)                 601,550
         2,157 HOCHTIEF AG (b)                       200,056
         2,350 KUKA AG (b)                           210,293
        10,436 OSRAM Licht AG (b)                    436,006
        21,101 Porsche Automobil Holding SE
                 (Preference Shares) (b)           1,135,602
           448 Rational AG (b)                       203,352
        47,518 RWE AG (b)                            599,078
         3,024 Sartorius AG  (Preference Shares)     790,199
        12,220 Stroeer SE (b) (c)                    767,243
         9,897 Suedzucker AG (b)                     196,162
         7,105 United Internet AG (b)                390,627
         6,577 Volkswagen AG
                 (Preference Shares) (b)             949,583


Page 64                 See Notes to Financial Statements

FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND (FDT)

DECEMBER 31, 2015

SHARES         DESCRIPTION                            VALUE
------------------------------------------------------------
               COMMON STOCKS (a) (CONTINUED)
               GERMANY (CONTINUED)
         7,531 Wirecard AG (b) (c)              $    376,437
                                                ------------
                                                  11,511,567
                                                ------------
               HONG KONG - 7.3%
        95,654 Cathay Pacific Airways Ltd. (b)       164,588
       393,894 China Everbright Ltd. (b)             900,674
       713,436 China Jinmao Holdings Group
                 Ltd. (b)                            243,013
       177,804 China Overseas Land &
                 Investment Ltd. (b)                 616,724
       551,414 China Power International
                 Development Ltd. (b)                318,121
       483,886 China Resources Beer Holdings
                 Co., Ltd. (b)                     1,033,704
       157,556 China Resources Power
                 Holdings Co., Ltd. (b)              303,612
       283,548 China Unicom Hong Kong
                 Ltd. (b)                            342,889
       158,462 Hang Lung Group Ltd. (b)              512,860
       320,101 Hang Lung Properties Ltd. (b)         725,304
        60,281 Henderson Land Development
                 Co., Ltd. (b)                       367,715
       158,675 Hopewell Holdings Ltd. (b)            569,482
       129,456 Hysan Development Co., Ltd. (b)       530,580
       927,350 New World Development Co.,
                 Ltd. (b)                            911,789
     1,019,485 Shenzhen Investment Ltd. (b)          472,977
       473,042 Sino Land Co., Ltd. (b)               690,320
     1,014,873 SJM Holdings Ltd. (b)                 721,786
        27,605 Sun Hung Kai Properties Ltd. (b)      332,332
        16,308 Swire Pacific Ltd., Class A (b)       182,893
       145,737 Techtronic Industries Co.,
                 Ltd. (b)                            589,979
       159,367 Wharf Holdings (The) Ltd. (b)         881,732
       207,885 Wheelock & Co., Ltd. (b)              876,332
                                                ------------
                                                  12,289,406
                                                ------------
               IRELAND - 0.6%
         2,375 DCC PLC (b)                           198,412
         6,234 Paddy Power PLC (b)                   832,596
                                                ------------
                                                   1,031,008
                                                ------------
               ITALY - 0.9%
        14,646 De'Longhi S.p.A. (b)                  437,486
        81,068 Italcementi S.p.A.                    903,032
         2,593 Luxottica Group S.p.A (b)             168,973
                                                ------------
                                                   1,509,491
                                                ------------
               JAPAN - 31.2%
       106,038 Acom Co., Ltd. (b) (c) (d)            499,334
        57,880 Aeon Co., Ltd. (b)                    891,792
        31,412 Alfresa Holdings Corp. (b)            620,396
         6,522 Alps Electric Co., Ltd. (b)           176,864
        65,214 ANA Holdings, Inc. (b)                188,149
        28,152 Asahi Glass Co., Ltd. (b) (c)         161,279
        76,850 Asahi Kasei Corp. (b)                 519,668
         7,682 Bandai Namco Holdings, Inc. (b)       162,299
        10,110 Bridgestone Corp. (b)                 346,787
        29,862 Brother Industries Ltd. (b)           343,047


SHARES         DESCRIPTION                            VALUE
------------------------------------------------------------
               JAPAN (CONTINUED)
        36,576 Chubu Electric Power Co.,
                 Inc. (b)                       $    500,862
        46,394 Daihatsu Motor Co., Ltd. (b) (c)      625,856
        51,750 Daiichi Sankyo Co., Ltd. (b)        1,068,105
        29,086 Daiwa House Industry Co.,
                 Ltd. (b)                            836,116
         5,160 Fuji Heavy Industries Ltd. (b)        212,573
         5,064 FUJIFILM Holdings Corp. (b)           211,333
        63,820 Haseko Corp. (b)                      705,618
        35,510 Hino Motors Ltd. (b)                  410,405
        13,234 Hitachi Chemical Co., Ltd. (b)        209,953
        62,362 Hitachi Metals Ltd. (b)               769,435
        12,360 Honda Motor Co., Ltd. (b)             395,045
         7,684 Hoshizaki Electric Co., Ltd. (b)      477,678
        57,686 Iida Group Holdings Co., Ltd. (b)   1,069,153
        71,990 Isuzu Motors Ltd. (b)                 775,522
        51,168 ITOCHU Corp. (b)                      605,238
         9,916 Japan Airlines Co., Ltd. (b)          354,922
        55,262 JFE Holdings, Inc. (b)                867,746
        12,648 JSR Corp. (b)                         197,111
        13,040 JTEKT Corp. (b)                       213,440
       167,246 Kajima Corp. (b)                      995,356
         5,936 Kaken Pharmaceutical Co.,
                 Ltd. (b)                            405,626
        22,304 Kaneka Corp. (b)                      231,834
        16,046 Kansai Electric Power Co.,
                 Inc. (b) (d)                        192,388
       104,972 Keihan Electric Railway Co.,
                 Ltd. (b)                            703,023
       665,374 Kobe Steel Ltd. (b)                   722,939
        24,316 Komatsu Ltd. (b)                      397,869
         7,878 Kose Corp. (b) (c)                    728,407
        43,386 Kuraray Co., Ltd. (b)                 525,526
        80,698 Lion Corp. (b) (c)                    759,372
        36,770 Marubeni Corp. (b)                    189,038
        34,440 Mazda Motor Corp. (b)                 710,661
        11,582 Medipal Holdings Corp. (b)            197,404
         7,394 MEIJI Holdings Co., Ltd. (b)          610,742
        34,734 Mitsubishi Chemical
                 Holdings Corp. (b)                  220,378
        11,292 Mitsubishi Corp. (b)                  187,821
        59,334 Mitsubishi Electric Corp. (b)         622,820
       235,368 Mitsubishi Materials
                 Corp. (b) (c)                       741,327
        94,166 Mitsubishi Motors Corp. (b)           796,695
        31,804 Mitsui & Co., Ltd. (b) (c)            377,896
       149,790 Mitsui OSK Lines Ltd. (b)             377,812
        15,658 MonotaRO Co., Ltd. (b) (c)            433,252
        51,556 Nippon Paint Holdings Co.,
                 Ltd. (b)                          1,247,760
        29,668 Nippon Steel & Sumitomo
                 Metal Corp. (b)                     586,903
         5,358 Nippon Telegraph & Telephone
                 Corp. (b)                           213,238
       309,278 Nippon Yusen K.K. (b)                 749,595
        39,000 Nissan Motor Co., Ltd. (b)            408,359
        62,264 Nisshin Seifun Group, Inc. (b)      1,017,052
        33,668 NOK Corp. (b)                         786,513


                        See Notes to Financial Statements                Page 65

FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND (FDT)

DECEMBER 31, 2015

SHARES         DESCRIPTION                            VALUE
------------------------------------------------------------
               COMMON STOCKS (a) (CONTINUED)
               JAPAN (CONTINUED)
         8,848 Nomura Real Estate Holdings,
                 Inc. (b)                       $    164,150
        37,158 NSK Ltd. (b)                          403,756
        17,600 NTT Data Corp. (b)                    850,892
       103,062 Obayashi Corp. (b)                    950,974
       142,032 Osaka Gas Co., Ltd. (b)               513,011
         5,742 Otsuka Holdings Co., Ltd. (b)         204,007
         2,618 Pola Orbis Holdings, Inc. (b) (c)     172,549
        17,600 Ricoh Co., Ltd. (b)                   181,224
        16,146 Rohm Co., Ltd. (b)                    817,809
         3,200 Ryohin Keikaku Co., Ltd. (b) (c)      648,037
        19,364 SCSK Corp. (b)                        778,024
        38,030 Seiko Epson Corp. (b)                 585,630
        16,922 Sekisui Chemical Co., Ltd. (b)        220,938
         4,190 Seven & i Holdings Co., Ltd. (b) 191,837 33,374 Shikoku Electric Power Co.,
                 Inc. (b)                            521,344
        37,940 Shimadzu Corp. (b)                    635,113
         1,554 Shimamura Co., Ltd. (b)               181,988
        63,244 Shimizu Corp. (b)                     515,706
        19,948 Sohgo Security Services Co.,
                 Ltd. (b) (c)                        935,540
       162,396 Sotetsu Holdings, Inc. (b)            944,918
        11,194 Start Today Co., Ltd. (b)             360,348
        42,416 Sumitomo Electric Industries
                 Ltd. (b)                            598,949
        64,214 Sumitomo Metal Mining Co.,
                 Ltd. (b)                            779,489
        51,750 Sumitomo Rubber Industries
                 Ltd. (b) (c)                        672,925
        16,046 Suzuken Co., Ltd. (b)                 609,783
        81,668 Taisei Corp. (b)                      537,945
        59,144 Temp Holdings Co., Ltd. (b)           916,770
        62,304 Toho Gas Co., Ltd. (b)                402,374
        26,758 Tohoku Electric Power Co.,
                 Inc. (b) (c)                        334,510
       135,030 Tokyo Electric Power Co.,
                 Inc. (b) (d)                        777,537
        73,910 Tokyo Gas Co., Ltd. (b)               347,288
        41,818 Toray Industries, Inc. (b)            388,595
       189,760 Tosoh Corp. (b)                       976,128
        16,434 Toyo Tire & Rubber Co., Ltd. (b)      324,305
        52,914 Toyota Boshoku Corp. (b)            1,065,022
        10,210 Tsuruha Holdings, Inc. (b)            884,655
        32,888 Yamaha Corp. (b)                      794,389
         8,848 Yamaha Motor Co., Ltd. (b)            198,331
        30,542 Yokohama Rubber (The) Co.,
                 Ltd. (b) (c)                        469,058
                                                ------------
                                                  52,409,180
                                                ------------
               JERSEY - 0.8%
        66,367 Beazley PLC (b)                       381,064
       193,197 Regus PLC (b)                         949,287
                                                ------------
                                                   1,330,351
                                                ------------
               LUXEMBOURG - 0.1%
           585 Eurofins Scientific SE (b)            204,060
                                                ------------

SHARES         DESCRIPTION                            VALUE
------------------------------------------------------------
               NETHERLANDS - 1.5%
        16,452 Boskalis Westminster (b)         $    671,113
         5,052 Heineken Holding N.V. (b)             388,937
        36,936 Koninklijke Ahold N.V. (b)            779,107
        56,906 SBM Offshore N.V. (b) (d)             718,879
                                                ------------
                                                   2,558,036
                                                ------------
               PORTUGAL - 0.3%
        81,454 Banco Espirito Santo S.A.
                 (b) (d) (e)                               0
        40,041 Jeronimo Martins SGPS S.A. (b)        521,029
                                                ------------
                                                     521,029
                                                ------------
               SINGAPORE - 1.6%
        33,400 City Developments Ltd. (b)            179,679
       113,050 Keppel Corp., Ltd. (b)                516,432
       147,262 Sembcorp Industries Ltd. (b)          315,653
       127,576 UOL Group Ltd. (b)                    559,122
        99,400 Wilmar International Ltd. (b)         205,095
     1,124,100 Yangzijiang Shipbuilding
                 Holdings Ltd. (b)                   868,458
                                                ------------
                                                   2,644,439
                                                ------------
               SOUTH KOREA - 9.3%
        15,573 BNK Financial Group, Inc. (b)         110,941
         1,609 CJ Corp. (b)                          341,763
         4,531 CJ E&M Corp. (b) (d)                  309,284
         2,135 CJ Korea Express Corp. (b) (d)        345,879
         6,940 Dongbu Insurance Co., Ltd. (b)        415,230
           924 E-Mart, Inc. (b)                      148,265
         4,670 GS Holdings Corp. (b)                 200,104
        17,437 GS Retail Co., Ltd. (b)               794,417
        26,859 Hankook Tire Co., Ltd. (b)          1,071,292
         4,683 Hanmi Science Co., Ltd. (b) (d)       507,725
         2,235 Hanssem Co., Ltd. (b)                 437,934
        39,484 Hanwha Chemical Corp. (b)             899,605
         4,595 Hyundai Mobis Co., Ltd. (b)           961,410
         5,188 Hyundai Motor Co. (b)                 654,330
        12,393 Hyundai Steel Co. (b)                 522,236
         6,598 Hyundai Wia Corp. (b)                 623,844
        15,873 Kia Motors Corp. (b)                  707,777
        13,023 Korea Electric Power Corp. (b)        551,748
        10,704 Korea Gas Corp. (b)                   333,987
         6,927 KT Corp. (b)                          165,994
        46,959 LG Display Co., Ltd. (b)              972,631
           499 LG Household & Health
                 Care Ltd. (b)                       443,104
            95 Lotte Confectionery Co., Ltd. (b)     184,186
           617 Ottogi Corp. (b)                      639,433
         4,557 S-1 Corp.                             387,474
         5,868 Samsung Card Co., Ltd. (b)            153,623
        13,233 Samsung Electro-Mechanics
                 Co., Ltd. (b)                       703,098
           748 Samsung Electronics Co., Ltd. (b)     797,804
        31,701 SK Hynix, Inc. (b)                    818,931
         2,428 SK Telecom Co., Ltd. (b)              444,368
                                                ------------
                                                  15,648,417
                                                ------------
               SPAIN - 1.4%
        40,318 Almirall S.A. (b)                     814,872
        15,333 Ferrovial S.A. (b)                    346,728


Page 66                 See Notes to Financial Statements

FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND (FDT)

DECEMBER 31, 2015

SHARES         DESCRIPTION                            VALUE
------------------------------------------------------------
               COMMON STOCKS (a) (CONTINUED)
               SPAIN (CONTINUED)
        80,592 International Consolidated
                 Airlines Group S.A. (b)        $    724,608
        48,424 Repsol S.A. (b)                       533,113
                                                ------------
                                                   2,419,321
                                                ------------
               SWEDEN - 4.8%
        13,857 AAK AB (b)                          1,026,512
        43,626 Axfood AB (b)                         755,612
        34,519 Boliden AB (b)                        578,338
        18,955 Fastighets AB Balder,
                 Class B (b) (d)                     466,649
        48,288 Hexpol AB (b)                         517,755
        47,478 Industrivarden AB, Class A (b)        888,554
        31,499 Investment AB Kinnevik,
                 Class B (b)                         970,210
        26,212 Investor AB, Class B (b)              963,296
         7,452 LE Lundbergforetagen AB,
                 Class B (b)                         410,563
        18,437 Nibe Industrier AB, Class B (b)       619,359
        32,188 Svenska Cellulosa AB SCA,
                 Class B (b)                         932,812
                                                ------------
                                                   8,129,660
                                                ------------
               SWITZERLAND - 1.0%
             2 Chocoladefabriken Lindt &
                 Sprungli AG                         149,002
           424 Galenica AG (b)                       663,369
         2,461 Swiss Prime Site AG (b)               192,196
        14,211 Vontobel Holding AG (b)               672,301
                                                ------------
                                                   1,676,868
                                                ------------
               UNITED KINGDOM - 6.5%
       127,430 3i Group PLC (b)                      902,690
        24,915 Aggreko PLC (b)                       335,399
        74,697 Barratt Developments PLC (b)          688,311
        19,063 Bellway PLC (b)                       797,089
        10,642 Berkeley Group Holdings
                 PLC (b)                             578,537
       256,288 Booker Group PLC (b)                  684,000
       109,113 Capital & Counties Properties
                 PLC (b)                             707,467
        27,912 Dixons Carphone PLC (b)               205,407
        22,934 Intermediate Capital Group
                 PLC (b)                             211,418
        62,025 JD Sports Fashion PLC (b)             951,694
       154,659 Man Group PLC (b)                     397,862
         8,566 Mondi PLC (b)                          67,900
        70,099 Moneysupermarket.com
                 Group PLC (b)                       379,207
        11,800 Persimmon PLC (b)                     352,033
       129,840 Redrow PLC (b)                        899,578
         6,494 Rightmove PLC (b)                     394,640
        22,741 Royal Dutch Shell PLC,
                 Class B (b)                         518,289
       242,391 Taylor Wimpey PLC (b) (d)             724,595
       227,333 Vodafone Group PLC (b)                737,188
         7,574 WH Smith PLC (b)                      196,802
                                                ------------
                                                  10,830,106
                                                ------------


SHARES         DESCRIPTION                            VALUE
------------------------------------------------------------
               TOTAL COMMON STOCKS              $159,354,604
               (Cost $163,215,506)              ------------

               REAL ESTATE INVESTMENT
                 TRUSTS (a) - 5.0%
               AUSTRALIA - 0.5%
        87,364 Goodman Group (b)                     395,885
        56,662 GPT (The) Group (b)                   196,232
        65,524 Scentre Group (b)                     198,744
                                                ------------
                                                     790,861
                                                ------------
               HONG KONG - 1.0%
     1,441,501 Champion REIT (b)                     717,718
       163,820 Link REIT (b)                         979,833
                                                ------------
                                                   1,697,551
                                                ------------
               SINGAPORE - 0.1%
       190,296 CapitaLand Commercial
                 Trust Ltd. (b)                      180,549
                                                ------------
               UNITED KINGDOM - 3.4%
        70,645 British Land (The) Co., PLC (b)       817,424
        16,278 Derwent London PLC (b)                880,436
        69,281 Great Portland Estates PLC (b)        844,428
        76,002 Hammerson PLC (b)                     671,885
        47,048 Land Securities Group PLC (b)         815,579
       137,911 Segro PLC (b)                         872,766
        64,597 Shaftesbury PLC (b)                   870,245
                                                ------------
                                                   5,772,763
                                                ------------
               TOTAL REAL ESTATE
                 INVESTMENT TRUSTS                 8,441,724
               (Cost $8,015,088)                ------------

               MONEY MARKET FUNDS - 1.7%
     2,818,675 Goldman Sachs Financial Square
                Treasury Obligations Fund -
                Institutional Class -
                0.12% (f) (g)                      2,818,675
               (Cost $2,818,675)                ------------

PRINCIPAL
  VALUE        DESCRIPTION                            VALUE
------------------------------------------------------------
               REPURCHASE AGREEMENTS - 1.6%
$      200,561 JPMorgan Chase & Co., 0.23% (f),
                dated 12/31/15, due 1/4/16,
                with a maturity value of
                $200,566. Collateralized by U.S.
                Treasury Notes, interest rates
                of 1.25% to 1.625%, due 4/30/19
                to 2/29/20. The value of the
                collateral including accrued
                interest is $205,190. (g)            200,561


                        See Notes to Financial Statements                Page 67

FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND (FDT)

DECEMBER 31, 2015

PRINCIPAL
  VALUE        DESCRIPTION                            VALUE
------------------------------------------------------------
$    2,531,341 RBC Capital Markets LLC,
                0.26% (f), dated 12/31/15, due
                1/4/16, with a maturity value
                of $2,531,414. Collateralized
                by U.S. Treasury Notes,
                interest rates of 1.625% to
                1.75%, due 6/30/20 to 10/31/20.
                The value of the collateral
                including accrued interest is
                $2,584,662. (g)               $    2,531,341
                                                ------------
               TOTAL REPURCHASE AGREEMENTS         2,731,902
               (Cost $2,731,902)                ------------
               TOTAL INVESTMENTS - 103.2%        173,346,905
               (Cost $176,781,171) (h)
               NET OTHER ASSETS AND
                 LIABILITIES - (3.2%)             (5,393,685)
                                                ------------
               NET ASSETS - 100.0%              $167,953,220
                                                ============

(a) Portfolio securities are categorized based upon their country of incorporation,which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At December 31, 2015, securities noted as such are valued at $158,785,127 or 94.5% of net assets. Certain of these securities are fair valued using a factor provided by an independent pricing service due to the change in value between the foreign markets' close and the NYSE close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.

(c) All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $5,228,992 and the total value of the collateral held by the Fund is $5,550,577.

(d)   Non-income producing security.

(e)   This issuer has filed for protection in bankruptcy court.

(f)   Interest rate shown reflects yield as of December 31, 2015.

(g)   This security serves as collateral for securities on loan.

(h) Aggregate cost for federal income tax purposes is $178,350,465. As of December 31, 2015 the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $8,548,943 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $13,552,503.

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of December 31, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                         LEVEL 2      LEVEL 3
                               TOTAL        LEVEL 1    SIGNIFICANT  SIGNIFICANT
                             VALUE AT       QUOTED     OBSERVABLE   UNOBSERVABLE
INVESTMENTS                 12/31/2015      PRICES        INPUT        INPUT
--------------------------------------------------------------------------------
Common Stocks:
  Canada                  $  6,781,494  $ 6,781,494   $         --    $    --
  Germany                   11,511,567      790,199     10,721,368         --
  Italy                      1,509,491      903,032        606,459         --
  Portugal                     521,029           --        521,029         --*
  South Korea               15,648,417      387,474     15,260,943         --
  Switzerland                1,676,868      149,002      1,527,866         --
  Other Country
    Categories**           121,705,738           --    121,705,738         --
                          ------------------------------------------------------
Total Common
  Stocks                   159,354,604    9,011,201    150,343,403         --*
Real Estate
  Investment
  Trusts**                   8,441,724           --      8,441,724         --
Money Market
  Funds                      2,818,675    2,818,675             --         --
Repurchase
  Agreements                 2,731,902           --      2,731,902         --
                          ------------------------------------------------------
Total Investments         $173,346,905  $11,829,876   $161,517,029    $    --*
                          ======================================================


*   Investment is valued at $0.
**  See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of December 31, 2015, the Fund transferred real estate investment trusts valued at $654,279 from Level 1 to Level 2 of the fair value hierarchy. The real estate investment trusts that transferred from Level 1 to Level 2 did so as a result of being fair valued using a factor provided by a pricing service due to the change in value between the foreign markets' close and NYSE close on December 31, 2015, exceeding a certain threshold. Previously, these securities were valued based on quoted prices.

Level 3 common stocks are fair valued by the Advisor's Pricing Committee. The Trust's Board of Trustees has adopted valuation procedures that are utilized by the Advisor's Pricing Committee to oversee the day-to-day valuation of the Fund's investments. The Advisor's Pricing Committee, through the Fund's fund accounting agent, monitors daily pricing via tolerance checks and stale and unchanged price reviews. The Advisor's Pricing Committee also reviews monthly back testing of pricing service prices by comparing sales prices of Fund investments to prior day pricing service prices. Additionally, the Advisor's Pricing Committee reviews periodic information from the Fund's third-party pricing service that compares secondary market trade prices to their daily valuations.


Page 68                 See Notes to Financial Statements

FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND (FDT)

DECEMBER 31, 2015

The following table presents the activity of the Fund's investments measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period presented.


BEGINNING BALANCE AT DECEMBER 31, 2014
  Common Stocks                                 $         --*
Net Realized Gain (Loss)                                  --
Net Change in Unrealized
  Appreciation/Depreciation                               --
Purchases                                                 --
Sales                                                     --
Transfers In                                              --
Transfers Out                                             --
ENDING BALANCE AT DECEMBER 31, 2015
  Common Stocks                                           --*
                                                ------------
Total Level 3 holdings                          $         --*
                                                ============

* Investment is valued at $0.

OFFSETTING ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2F - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
------------------------------------------------------------
Total gross amount presented on the
  Statements of Assets and Liabilities(1)       $  5,228,992
Non-cash Collateral(2)                            (5,228,992)
                                                ------------
Net Amount                                      $         --
                                                ============

(1) The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value", is not offset and is shown on a gross basis.

(2) At December 31, 2015, the value of the collateral from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
------------------------------------------------------------
Total gross amount presented on the
  Statements of Assets and Liabilities(3)       $  2,731,902
Non-cash Collateral(4)                            (2,731,902)
                                                ------------
Net Amount                                      $         --
                                                ============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At December 31, 2015, the value of the collateral from each seller exceeded the value of the repurchase agreements.

CURRENCY EXPOSURE
DIVERSIFICATION                       % OF TOTAL INVESTMENTS
------------------------------------------------------------
Japanese Yen                                           30.2%
Euro                                                   18.8
British Pound Sterling                                 11.2
Hong Kong Dollar                                       10.2
South Korean Won                                        9.0
Swedish Krona                                           4.7
Canadian Dollar                                         3.9
Australian Dollar                                       3.5
US Dollar                                               3.2
Danish Krone                                            2.4
Singapore Dollar                                        1.6
Swiss Franc                                             1.0
Norwegian Krone                                         0.3
                                                     -------
TOTAL                                                 100.0%
                                                     =======


                        See Notes to Financial Statements                Page 69

FIRST TRUST EMERGING MARKETS ALPHADEX(R) FUND (FEM)

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2015

SHARES         DESCRIPTION                            VALUE
------------------------------------------------------------
               COMMON STOCKS (a) - 98.3%
               BERMUDA - 2.2%
       213,046 Brilliance China Automotive
                 Holdings Ltd. (b)              $    266,193
       810,377 Hanergy Thin Film Power
                 Group Ltd. (b) (c)                   23,004
     1,408,536 Kunlun Energy Co., Ltd. (b)         1,250,654
       551,379 Shenzhen International Holdings
                 Ltd. (b)                          1,008,934
                                                ------------
                                                   2,548,785
                                                ------------
               BRAZIL - 11.0%
        65,966 Banco do Brasil S.A. (b)              244,312
       240,574 Braskem S.A.
                 (Preference Shares) (b)           1,671,843
        14,200 BRF S.A. (b)                          198,067
       126,583 Cia de Saneamento Basico do
                 Estado de Sao Paulo (b)             602,857
        39,309 Embraer S.A. (b)                      298,718
        55,909 Fibria Celulose S.A. (b)              733,949
       702,087 Itausa - Investimentos Itau S.A.
                 (Preference Shares) (b)           1,213,202
       298,389 JBS S.A. (b)                          925,999
       520,135 Kroton Educacional S.A. (b)         1,244,138
       123,767 Lojas Americanas S.A.
                 (Preference Shares) (b)             603,350
       102,558 Raia Drogasil S.A. (b)                917,706
       259,873 Suzano Papel e Celulose S.A.
                 (Preference Shares) (b)           1,227,222
        82,018 Telefonica Brasil S.A.
                 (Preference Shares) (b)             737,832
       667,490 Tim Participacoes S.A. (b)          1,151,223
        60,029 Ultrapar Participacoes S.A. (b)       912,236
                                                ------------
                                                  12,682,654
                                                ------------
               CAYMAN ISLANDS - 9.5%
       292,697 ANTA Sports Products Ltd. (b)         800,194
       873,667 Belle International Holdings
                 Ltd. (b)                            653,684
     2,098,213 China Huishan Dairy Holdings
                 Co., Ltd. (b) (d)                   802,428
     2,764,508 China Resources Cement
                 Holdings Ltd. (b)                   851,519
       214,439 China Resources Land Ltd. (b)         620,523
     2,797,521 Country Garden Holdings Co.,
                 Ltd. (b)                          1,140,152
     2,217,644 Evergrande Real Estate Group
                 Ltd. (b) (d)                      1,941,490
       799,665 Longfor Properties Co., Ltd. (b) 1,189,345 8,362,348 Semiconductor Manufacturing
                 International Corp. (b) (c)         850,410
       146,496 Shenzhou International Group
                 Holdings Ltd. (b)                   839,536
       671,541 Shimao Property Holdings
                 Ltd. (b)                          1,187,201
                                                ------------
                                                  10,876,482
                                                ------------
               CHILE - 0.7%
        68,643 Cia Cervecerias Unidas S.A.           775,014
                                                ------------


SHARES         DESCRIPTION                            VALUE
------------------------------------------------------------
               CHINA - 11.5%
       171,414 Anhui Conch Cement Co., Ltd.,
                 Class H (b)                    $    458,203
     2,184,138 China Cinda Asset Management
                 Co., Ltd., Class H (b)              806,693
     2,618,445 China Communications Services
                 Corp., Ltd., Class H (b)            982,826
       378,650 China Construction Bank Corp.,
                 Class H (b)                         258,295
     1,434,902 China Galaxy Securities Co., Ltd.,
                 Class H (b)                       1,305,926
     1,313,284 China National Building Material
                 Co., Ltd., Class H (b)              626,424
       342,834 China Railway Construction
                 Corp. Ltd., Class H (b)             422,827
       164,709 China Shenhua Energy Co., Ltd.,
                 Class H (b)                         257,616
     1,569,439 China Telecom Corp., Ltd.,
               Class H (b)                           732,092
       447,211 Chongqing Changan Automobile
                 Co., Ltd., Class B (b)              984,629
       446,914 Chongqing Rural Commercial
                 Bank Co., Ltd., Class H (b)         268,998
     1,010,841 Dongfeng Motor Group Co., Ltd.,
                 Class H (b)                       1,344,250
     1,389,692 Guangzhou R&F Properties Co.,
                 Ltd., Class H (b)                 1,703,922
       730,438 Huadian Fuxin Energy Corp., Ltd.,
                 Class H (b)                         207,877
        61,899 Lao Feng Xiang Co., Ltd.,
                 Class B (b)                         264,573
       130,035 PICC Property & Casualty Co.,
                 Ltd., Class H (b)                   255,960
     1,158,231 Sinopec Engineering Group Co.,
                 Ltd., Class H (b)                   985,233
        68,391 Zhuzhou CSR Times Electric
                 Co., Ltd., Class H (b)              394,819
       442,545 ZTE Corp.,  Class H (b)             1,003,480
                                                ------------
                                                  13,264,643
                                                ------------
               CZECH REPUBLIC - 0.4%
        24,212 CEZ A.S. (b)                          431,798
                                                ------------
               HONG KONG - 1.9%
     1,230,128 CNOOC Ltd. (b)                      1,280,288
     1,387,081 Sino-Ocean Land Holdings
                 Ltd. (b)                            884,420
                                                ------------
                                                   2,164,708
                                                ------------
               HUNGARY - 0.3%
        15,856 Richter Gedeon Nyrt (b)               299,274
                                                ------------
               INDIA - 8.9%
       895,768 Ashok Leyland Ltd. (b)              1,185,087
        85,938 Aurobindo Pharma Ltd. (b)           1,131,801
        38,854 Bharat Petroleum Corp., Ltd. (b)      521,686
         7,938 Dr. Reddy's Laboratories Ltd. (b)     371,985
           935 Eicher Motors Ltd. (b)                237,272
        15,752 Glenmark Pharmaceuticals
                 Ltd. (b)                            218,314
        85,407 Hindustan Petroleum Corp.,
                 Ltd. (b)                          1,079,133


Page 70                 See Notes to Financial Statements

FIRST TRUST EMERGING MARKETS ALPHADEX(R) FUND (FEM)

DECEMBER 31, 2015

SHARES         DESCRIPTION                            VALUE
------------------------------------------------------------
               COMMON STOCKS (a) (CONTINUED)
               INDIA (CONTINUED)
        83,251 Indiabulls Housing Finance
                 Ltd. (b)                       $    917,426
        35,075 IndusInd Bank Ltd. (b)                509,322
        37,164 JSW Steel Ltd. (b)                    576,580
       105,361 LIC Housing Finance Ltd. (b)          810,123
         1,584 MRF Ltd. (b)                          956,744
       216,182 Oil & Natural Gas Corp., Ltd. (b)     782,521
        19,164 Reliance Industries Ltd. (b)          292,213
       110,688 Tata Motors Ltd. (b) (c)              654,729
                                                ------------
                                                  10,244,936
                                                ------------
               INDONESIA - 1.7%
     5,831,680 Perusahaan Gas Negara
                 Persero Tbk PT (b)                1,149,801
       407,578 Semen Indonesia Persero
                 Tbk PT (b)                          333,966
       422,151 United Tractors Tbk PT (b)            514,017
                                                ------------
                                                   1,997,784
                                                ------------
               MALAYSIA - 0.5%
       184,500 Tenaga Nasional Bhd (b)               571,247
                                                ------------
               MALTA - 1.2%
       123,889 Brait SE (b) (c)                    1,336,609
                                                ------------
               MEXICO - 5.1%
       258,833 Alfa S.A.B. de C.V., Series A         512,575
        56,417 Fomento Economico Mexicano
                 S.A.B. de C.V.                      526,312
        36,348 Gruma S.A.B. de C.V., Class B         511,396
        87,058 Grupo Aeroportuario del Pacifico
                 S.A.B. de C.V., Series B            769,022
        49,565 Grupo Aeroportuario del Sureste
                 SAB de C.V., Series B               702,184
       299,016 Grupo Bimbo S.A.B. de C.V.,
                 Series A (c)                        794,103
       104,274 Grupo Mexico S.A.B. de C.V.,
                 Series B                            222,591
       247,979 Industrias Bachoco S.A.B. de
                 C.V., Series B                    1,007,916
        22,933 Promotora y Operadora de
                 Infraestructura S.A.B. de C.V. (c)  270,014
       205,577 Wal-Mart de Mexico S.A.B.
                 de C.V.                             518,878
                                                ------------
                                                   5,834,991
                                                ------------
               PHILIPPINES - 0.8%
         5,000 Globe Telecom, Inc. (b)               196,415
         9,270 GT Capital Holdings, Inc. (b)         259,704
       332,120 JG Summit Holdings, Inc. (b)          516,843
                                                ------------
                                                     972,962
                                                ------------
               POLAND - 1.9%
        58,413 KGHM Polska Miedz S.A. (b)            942,213
        14,460 Polski Koncern Naftowy Orlen
                 S.A. (b)                            248,918
       734,209 Polskie Gornictwo Naftowe i
                 Gazownictwo S.A. (b)                958,265
                                                ------------
                                                   2,149,396
                                                ------------

SHARES         DESCRIPTION                            VALUE
------------------------------------------------------------
               RUSSIA - 11.6%
           442 AK Transneft OAO
                 (Preference Shares) (b)        $  1,174,630
       491,060 Gazprom OAO (b)                       915,457
        22,093 Lukoil PJSC (b)                       709,972
       851,132 Moscow Exchange
                 MICEX-RTS PJSC (b)                1,065,664
        82,999 NovaTek OAO (b)                       671,951
        91,230 PhosAgro OAO, GDR (b)               1,170,112
       960,580 Rostelecom OJSC (b) (c)             1,191,514
     1,096,837 Sberbank of Russia (b) (c)          1,521,448
        47,188 Severstal PAO (b)                     393,987
     2,465,403 Surgutneftegas OAO (b) (c)          1,147,426
       267,669 Tatneft OAO (b) (c)                 1,164,543
       341,374 Uralkali OJSC (b) (c)                 827,715
 1,219,958,638 VTB Bank JSC (b) (c)                1,332,195
                                                ------------
                                                  13,286,614
                                                ------------
               SOUTH AFRICA - 6.5%
        42,690 Bidvest Group Ltd. (b)                906,104
        13,906 Capitec Bank Holdings Ltd. (b)        483,592
       101,155 Discovery Ltd. (b)                    867,569
        47,981 Mondi Ltd. (b)                        949,505
        19,558 MTN Group Ltd. (b)                    168,480
        78,233 PSG Group Ltd. (b)                  1,131,013
        35,925 Sasol Ltd. (b)                        969,896
        22,160 Shoprite Holdings Ltd. (b)            205,358
       209,277 Telkom S.A. SOC Ltd. (b)              869,489
       143,853 Woolworths Holdings Ltd. (b)          930,624
                                                ------------
                                                   7,481,630
                                                ------------
               TAIWAN - 13.3%
       469,707 Advanced Semiconductor
                 Engineering, Inc. (b)               539,563
       514,929 Asia Cement Corp. (b)                 428,473
     4,269,045 AU Optronics Corp. (b)              1,258,577
        23,658 Catcher Technology Co., Ltd. (b) 197,223 153,525 Cheng Shin Rubber Industry
                 Co., Ltd. (b)                       248,135
       863,590 China Steel Corp. (b)                 470,810
     1,337,173 Compal Electronics, Inc. (b)          748,283
        47,822 Eclat Textile Co., Ltd. (b)           657,133
       565,902 Far Eastern New Century
                 Corp. (b)                           442,107
       202,703 Feng TAY Enterprise Co., Ltd. (b)   1,030,849
       264,027 Foxconn Technology Co., Ltd. (b)      556,179
       193,707 Hon Hai Precision Industry
                 Co., Ltd. (b)                       474,059
     4,044,128 Innolux Corp. (b)                   1,215,545
     2,017,149 Inotera Memories, Inc. (b) (c)      1,701,465
        34,049 MediaTek, Inc. (b)                    257,530
       103,372 Pegatron Corp. (b)                    224,831
       839,966 Pou Chen Corp. (b)                  1,096,089
       811,799 Siliconware Precision
                 Industries Co., Ltd. (b)          1,281,974
       127,552 Taiwan Semiconductor
                 Manufacturing Co., Ltd. (b)         550,290
       290,891 Uni-President Enterprises
                 Corp. (b)                           484,896


                        See Notes to Financial Statements                Page 71

FIRST TRUST EMERGING MARKETS ALPHADEX(R) FUND (FEM)

DECEMBER 31, 2015

SHARES         DESCRIPTION                            VALUE
------------------------------------------------------------
               COMMON STOCKS (a) (CONTINUED)
               TAIWAN (CONTINUED)
     3,838,183 United Microelectronics
                Corp. (b)                       $  1,402,614
                                                ------------
                                                  15,266,625
                                                ------------
               THAILAND - 2.0%
       126,900 Bumrungrad Hospital PCL               744,085
       574,500 CP ALL PCL                            626,626
       339,600 PTT Global Chemical PCL (b)           460,678
        76,100 PTT PCL                               516,004
                                                ------------
                                                   2,347,393
                                                ------------
               TURKEY - 7.3%
       155,047 Arcelik A.S. (b)                      742,236
        71,054 BIM Birlesik Magazalar A.S. (b) 1,250,702 817,509 Eregli Demir ve Celik
                 Fabrikalari TAS (b)                 850,716
        70,801 Ford Otomotiv Sanayi A.S. (b)         734,407
       212,348 Tofas Turk Otomobil
                 Fabrikasi A.S. (b)                1,378,556
        41,152 Tupras Turkiye Petrol
                 Rafinerileri A.S. (b) (c)           981,486
       478,242 Turk Hava Yollari AO (b) (c)        1,209,666
       216,773 Turkcell Iletisim Hizmetleri
                 A.S. (b)                            734,812
        75,484 Turkiye Halk Bankasi A.S. (b)         268,288
       161,861 Turkiye Is Bankasi, Class C (b)       254,698
                                                ------------
                                                   8,405,567
                                                ------------
               TOTAL COMMON STOCKS               112,939,112
               (Cost $131,421,366)              ------------

               REAL ESTATE INVESTMENT
                 TRUSTS (a) - 0.9%
               SOUTH AFRICA - 0.9%
       135,720 Growthpoint Properties Ltd. (b)       203,704
       297,551 Redefine Properties Ltd. (b)          186,779
        90,025 Resilient REIT Ltd. (b)               669,786
                                                ------------
               TOTAL REAL ESTATE
                 INVESTMENT TRUSTS                 1,060,269
               (Cost $1,356,935)                ------------

               MONEY MARKET FUNDS - 1.0%
     1,141,944 Goldman Sachs Financial Square
                Treasury Obligations Fund -
                Institutional Class -
                0.12% (e) (f)                      1,141,944
               (Cost $1,141,944)                ------------


PRINCIPAL
  VALUE        DESCRIPTION                            VALUE
------------------------------------------------------------
               REPURCHASE AGREEMENTS - 1.0%
$       81,254 JPMorgan Chase & Co.,
                0.23% (e), dated 12/31/15, due
                1/4/16, with a maturity value
                of $81,256. Collateralized by
                U.S. Treasury Notes, interest
                rates of 1.25% to 1.625%, due
                4/30/19 to 2/29/20. The value
                of the collateral including
                accrued interest is
                $83,130. (f)                    $     81,254
     1,025,535 RBC Capital Markets LLC,
                0.26% (e), dated 12/31/15, due
                1/4/16, with a maturity value
                of $1,025,564. Collateralized
                by U.S. Treasury Notes,
                interest rates of 1.625% to
                1.75%, due 6/30/20 to 10/31/20.
                The value of the collateral
                including accrued interest is
                $1,047,137. (f)                    1,025,535
                                                ------------
               TOTAL REPURCHASE AGREEMENTS         1,106,789
               (Cost $1,106,789)                ------------
               TOTAL INVESTMENTS - 101.2%        116,248,114
               (Cost $135,027,034) (g)
               NET OTHER ASSETS AND
                 LIABILITIES - (1.2%)             (1,322,876)
                                                ------------
               NET ASSETS - 100.0%              $114,925,238
                                                ============

(a) Portfolio securities are categorized based upon their country of incorporation,which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At December 31, 2015, securities noted as such are valued at $105,502,661 or 91.8% of net assets. Certain of these securities are fair valued using a factor provided by an independent pricing service due to the change in value between the foreign markets' close and the NYSE close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.

(c)   Non-income producing security.

(d) All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $2,084,888 and the total value of the collateral held by the Fund is $2,248,733.

(e)   Interest rate shown reflects yield as of December 31, 2015.

(f)   This security serves as collateral for securities on loan.

(g) Aggregate cost for federal income tax purposes is $136,140,019. As of December 31, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $3,254,345 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $23,146,250.

GDR   Global Depositary Receipt


Page 72                 See Notes to Financial Statements

FIRST TRUST EMERGING MARKETS ALPHADEX(R) FUND (FEM)

DECEMBER 31, 2015

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of December 31, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                         LEVEL 2      LEVEL 3
                               TOTAL        LEVEL 1    SIGNIFICANT  SIGNIFICANT
                             VALUE AT       QUOTED     OBSERVABLE   UNOBSERVABLE
INVESTMENTS                 12/31/2015      PRICES        INPUT        INPUT
--------------------------------------------------------------------------------
Common Stocks:
  Chile                   $    775,014   $  775,014   $         --    $    --
  Mexico                     5,834,991    5,834,991             --         --
  Thailand                   2,347,393    1,886,715        460,678         --
Other Country
  Categories*              103,981,714           --    103,981,714         --
                         -------------------------------------------------------
Total Common
  Stocks                   112,939,112    8,496,720    104,442,392         --
Real Estate
  Investment
  Trust*                     1,060,269           --      1,060,269         --
Money Market
  Funds                      1,141,944    1,141,944             --         --
Repurchase
  Agreements                 1,106,789           --      1,106,789         --
                         -------------------------------------------------------
Total Investments         $116,248,114   $9,638,664   $106,609,450    $    --
                         =======================================================

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of December 31, 2015, the Fund transferred common stocks valued at $4,031,248 from Level 1 to Level 2 of the fair value hierarchy. The common stocks that transferred from Level 1 to Level 2 did so as a result of being fair valued using a factor provided by a pricing service due to the change in value between the foreign markets' close and NYSE close on December 31, 2015, exceeding a certain threshold. Previously, these securities were valued based on quoted prices.

OFFSETTING ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2F - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
------------------------------------------------------------
Total gross amount presented on the
  Statements of Assets and Liabilities(1)       $  2,084,888
Non-cash Collateral(2)                            (2,084,888)
                                                ------------
Net Amount                                      $         --
                                                ============

(1) The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value", is not offset and is shown on a gross basis.

(2) At December 31, 2015, the value of the collateral from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:


REPURCHASE AGREEMENTS
------------------------------------------------------------
Total gross amount presented on the
  Statements of Assets and Liabilities(3)       $  1,106,789
Non-cash Collateral(4)                            (1,106,789)
                                                ------------
Net Amount                                      $         --
                                                ============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At December 31, 2015, the value of the collateral from each seller exceeded the value of the repurchase agreements.


                        See Notes to Financial Statements                Page 73

FIRST TRUST GERMANY ALPHADEX(R) FUND (FGM)

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2015

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS - 100.0%
               AEROSPACE & DEFENSE - 1.8%
        34,399 MTU Aero Engines AG (a)          $  3,352,700
                                                ------------
               AIR FREIGHT & LOGISTICS - 0.8%
        55,376 Deutsche Post AG (a)                1,548,192
                                                ------------
               AIRLINES - 3.1%
       376,427 Deutsche Lufthansa AG (a) (b)       5,929,127
                                                ------------
               AUTO COMPONENTS - 1.8%
        13,674 Continental AG (a)                  3,307,877
                                                ------------
               AUTOMOBILES - 11.8%
        59,121 Bayerische Motoren Werke
                 AG (a)                            6,228,487
        71,099 Daimler AG (a)                      5,940,607
        96,012 Porsche Automobil Holding SE
                 (Preference Shares) (a)           5,167,119
        34,883 Volkswagen AG
                 (Preference Shares) (a)           5,036,386
                                                ------------
                                                  22,372,599
                                                ------------
               CAPITAL MARKETS - 2.1%
       161,536 Deutsche Bank AG (a)                3,922,849
                                                ------------
               CHEMICALS - 8.0%
        73,643 BASF SE (a)                         5,609,981
       153,619 K+S AG (a)                          3,915,924
        27,437 LANXESS AG (a)                      1,262,575
        26,067 Symrise AG (a)                      1,725,595
        31,342 Wacker Chemie AG (a)                2,620,524
                                                ------------
                                                  15,134,599
                                                ------------
               CONSTRUCTION &
                 ENGINEERING - 1.0%
        20,880 HOCHTIEF AG (a)                     1,936,569
                                                ------------
               CONSTRUCTION MATERIALS - 1.8%
        40,802 HeidelbergCement AG (a)             3,325,263
                                                ------------
               DIVERSIFIED FINANCIAL
                 SERVICES - 1.8%
        39,088 Deutsche Boerse AG (a)              3,435,882
                                                ------------
               DIVERSIFIED TELECOMMUNICATION
                 SERVICES - 0.9%
        93,924 Deutsche Telekom AG (a)             1,686,936
                                                ------------
               ELECTRICAL EQUIPMENT - 0.7%
        33,782 OSRAM Licht AG (a)                  1,411,378
                                                ------------
               FOOD PRODUCTS - 1.0%
        97,228 Suedzucker AG (a) (c)               1,927,096
                                                ------------
               HEALTH CARE EQUIPMENT &
                 SUPPLIES - 4.8%
        34,810 Sartorius AG  (Preference Shares)   9,096,167
                                                ------------
               HEALTH CARE PROVIDERS &
                 SERVICES - 8.2%
        78,397 Fresenius Medical Care AG &
                 Co. KGaA (a)                      6,588,059
       126,075 Fresenius SE & Co. KGaA (a)         8,980,604
                                                ------------
                                                  15,568,663
                                                ------------


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               INDUSTRIAL CONGLOMERATES - 2.5%
        48,184 Siemens AG (a)                   $  4,661,604
                                                ------------
               INSURANCE - 9.8%
        31,162 Allianz SE (a)                      5,493,177
        50,160 Hannover Rueck SE (a)               5,727,747
        36,506 Muenchener Rueckversicherungs-
                 Gesellschaft AG in Muenchen (a)   7,273,351
                                                ------------
                                                  18,494,275
                                                ------------
               MACHINERY - 15.2%
       168,853 KION Group AG (a)                   8,373,032
        30,954 Krones AG (a)                       3,685,769
        97,104 KUKA AG (a) (c)                     8,689,466
        17,619 Rational AG (a)                     7,997,472
                                                ------------
                                                  28,745,739
                                                ------------
               MEDIA - 5.4%
       133,111 CTS Eventim AG & Co.
                 KGaA (a)                          5,277,777
        98,271 ProSiebenSat.1 Media AG (a)         4,957,902
                                                ------------
                                                  10,235,679
                                                ------------
               METALS & MINING - 0.7%
        62,187 ThyssenKrupp AG (a)                 1,232,756
                                                ------------
               MULTI-UTILITIES - 2.5%
       376,232 RWE AG (a)                          4,743,302
                                                ------------
               REAL ESTATE MANAGEMENT &
                 DEVELOPMENT - 5.2%
       352,987 Deutsche Wohnen AG (a)              9,760,732
                                                ------------
               SEMICONDUCTORS & SEMICONDUCTOR
                 EQUIPMENT - 5.7%
       149,632 Dialog Semiconductor
                 PLC (a) (b)                       4,993,016
       391,140 Infineon Technologies AG (a)        5,702,318
                                                ------------
                                                  10,695,334
                                                ------------
               TRANSPORTATION
                 INFRASTRUCTURE - 1.7%
        51,513 Fraport AG Frankfurt Airport
                 Services Worldwide (a)            3,285,091
                                                ------------
               WIRELESS TELECOMMUNICATION
                 SERVICES - 1.7%
        96,053 Freenet AG (a)                      3,241,294
                                                ------------
               TOTAL COMMON STOCKS               189,051,703
               (Cost $202,147,560)              ------------

               MONEY MARKET FUNDS - 1.9%
     3,547,648 Goldman Sachs Financial Square
                Treasury Obligations Fund -
                Institutional Class -
                0.12% (d) (e)                      3,547,648
               (Cost $3,547,648)                ------------


Page 74                 See Notes to Financial Statements

FIRST TRUST GERMANY ALPHADEX(R) FUND (FGM)

DECEMBER 31, 2015

PRINCIPAL
  VALUE        DESCRIPTION                            AMOUNT
------------------------------------------------------------
               REPURCHASE AGREEMENTS - 1.8%
$      252,430 JPMorgan Chase & Co.,
                0.23% (d), dated 12/31/15, due
                1/4/16, with a maturity value
                of $252,437. Collateralized by
                U.S. Treasury Notes, interest
                rates of 1.25% to 1.625%, due
                4/30/19 to 2/29/20. The value
                of the collateral including
                accrued interest is
                $258,256. (e)                   $    252,430
     3,186,002 RBC Capital Markets LLC,
                0.26% (d), dated 12/31/15, due
                1/4/16, with a maturity value
                of $3,186,094. Collateralized
                by U.S. Treasury Notes,
                interest rates of 1.625% to
                1.75%, due 6/30/20 to 10/31/20.
                The value of the collateral
                including accrued interest is
                $3,253,113. (e)                    3,186,002
                                                ------------
               TOTAL REPURCHASE AGREEMENTS         3,438,432
               (Cost $3,438,432)                ------------
               TOTAL INVESTMENTS - 103.7%        196,037,783
               (Cost $209,133,640) (f)
               NET OTHER ASSETS AND
                 LIABILITIES - (3.7%)             (6,926,436)
                                                ------------
               NET ASSETS - 100.0%              $189,111,347
                                                ============

(a) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At December 31, 2015, securities noted as such are valued at $179,955,536 or 95.2% of net assets. Certain of these securities are fair valued using the factor provided by an independent pricing service due to the change in value between the foreign markets' close and the NYSE close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.

(b)   Non-income producing security.

(c) All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $6,523,542 and the total value of the collateral held by the Fund is $6,986,080.

(d)   Interest rate shown reflects yield as of December 31, 2015.

(e)   This security serves as collateral for securities on loan.

(f) Aggregate cost for federal income tax purposes is $209,641,296. As of December 31, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $10,152,274 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $23,755,787.

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of December 31, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                         LEVEL 2      LEVEL 3
                               TOTAL         LEVEL 1   SIGNIFICANT  SIGNIFICANT
                             VALUE AT        QUOTED    OBSERVABLE   UNOBSERVABLE
INVESTMENTS                 12/31/2015       PRICES       INPUT        INPUT
--------------------------------------------------------------------------------
Common Stocks
  Health Care
    Equipment &
    Supplies               $  9,096,167  $ 9,096,167  $         --    $    --
  Other Industry
    Categories*             179,955,536           --   179,955,536         --
                           -----------------------------------------------------
Total Common
  Stocks                    189,051,703    9,096,167   179,955,536         --
Money Market
  Funds                       3,547,648    3,547,648            --         --
Repurchase
  Agreements                  3,438,432           --     3,438,432         --
                           -----------------------------------------------------
Total Investments          $196,037,783  $12,643,815  $183,393,968    $    --
                           =====================================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at December 31, 2015.


                        See Notes to Financial Statements                Page 75

FIRST TRUST GERMANY ALPHADEX(R) FUND (FGM)

DECEMBER 31, 2015

OFFSETTING ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2F - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
------------------------------------------------------------
Total gross amount presented on the
  Statements of Assets and Liabilities(1)       $  6,523,542
Non-cash Collateral(2)                            (6,523,542)
                                                ------------
Net Amount                                      $         --
                                                ============

(1) The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value", is not offset and is shown on a gross basis.

(2) At December 31, 2015, the value of the collateral from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
------------------------------------------------------------
Total gross amount presented on the
  Statements of Assets and Liabilities(3)       $  3,438,432
Non-cash Collateral(4)                            (3,438,432)
                                                ------------
Net Amount                                      $         --
                                                ============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At December 31, 2015, the value of the collateral from each seller exceeded the value of the repurchase agreements.

COUNTRY ALLOCATION**                         % OF NET ASSETS
------------------------------------------------------------
Germany                                                97.3%
United States                                           3.7
United Kingdom                                          2.7
------------------------------------------------------------
TOTAL INVESTMENTS                                     103.7
NET OTHER ASSETS AND LIABILITIES                       (3.7)
                                                     -------
TOTAL                                                 100.0%
                                                     =======

** Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index.


Page 76                 See Notes to Financial Statements

FIRST TRUST CANADA ALPHADEX(R) FUND (FCAN)

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2015

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS - 100.0%
               AIRLINES - 4.0%
        35,323 Air Canada (a)                   $    260,640
                                                ------------
               AUTO COMPONENTS - 6.4%
         4,602 Linamar Corp.                         248,542
         3,994 Magna International, Inc.             161,988
                                                ------------
                                                     410,530
                                                ------------
               CHEMICALS - 1.0%
           705 Agrium, Inc.                           63,010
                                                ------------
               CONSTRUCTION &
                 ENGINEERING - 5.1%
        11,121 SNC-Lavalin Group, Inc.               330,488
                                                ------------
               CONTAINERS & PACKAGING - 7.7%
         3,045 CCL Industries, Inc., Class B         493,753
                                                ------------
               DIVERSIFIED FINANCIAL
                 SERVICES - 2.6%
        14,175 Element Financial Corp.               171,079
                                                ------------
               ELECTRIC UTILITIES - 1.1%
         2,373 Emera, Inc. (CAD)                      74,138
                                                ------------
               FOOD & STAPLES RETAILING - 6.9%
         3,494 Alimentation Couche-Tard, Inc.,
                 Class B                             153,805
         3,183 Empire Co., Ltd., Class A              59,211
           951 George Weston Ltd.                     73,499
         5,568 Metro, Inc.                           155,889
                                                ------------
                                                     442,404
                                                ------------
               HOTELS, RESTAURANTS &
                 LEISURE - 2.1%
        10,909 Amaya, Inc. (a) (b)                   137,417
                                                ------------
               INSURANCE - 5.7%
         2,566 Great-West Lifeco, Inc.                64,034
        20,104 Manulife Financial Corp.              301,335
                                                ------------
                                                     365,369
                                                ------------
               MEDIA - 1.2%
         1,962 Thomson Reuters Corp.                  74,314
                                                ------------
               METALS & MINING - 9.3%
        22,859 First Quantum Minerals Ltd.            85,575
        72,767 Lundin Mining Corp. (a)               199,837
        30,153 Teck Resources Ltd., Class B          116,367
        78,589 Turquoise Hill Resources Ltd. (a)     199,355
                                                ------------
                                                     601,134
                                                ------------
               MULTI-UTILITIES - 2.8%
         7,089 ATCO, Ltd., Class I                   182,899
                                                ------------
               MULTILINE RETAIL - 7.5%
         1,397 Canadian Tire Corp. Ltd.,
                Class A                              119,296
         2,466 Dollarama, Inc.                       142,467
        16,815 Hudson's Bay Co. (b)                  219,955
                                                ------------
                                                     481,718
                                                ------------


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               OIL, GAS & CONSUMABLE
                 FUELS - 23.2%
        13,083 ARC Resources Ltd. (b)           $    157,900
        13,765 Canadian Natural Resources Ltd.       300,627
        14,565 Crescent Point Energy Corp. (b)       169,681
        33,886 Encana Corp.                          172,161
        11,719 Husky Energy, Inc.                    121,196
         3,868 Imperial Oil Ltd.                     126,017
         5,426 Suncor Energy, Inc.                   140,071
         4,975 Tourmaline Oil Corp. (a)               80,358
        35,403 Whitecap Resources, Inc. (b)          232,063
                                                ------------
                                                   1,500,074
                                                ------------
               PAPER & FOREST PRODUCTS - 2.4%
         4,079 West Fraser Timber Co., Ltd.          154,853
                                                ------------
               PHARMACEUTICALS - 1.6%
         1,011 Valeant Pharmaceuticals
                 International, Inc. (a)             102,700
                                                ------------
               REAL ESTATE MANAGEMENT &
                 DEVELOPMENT - 1.0%
         2,139 Brookfield Asset Management,
                 Inc., Class A                        67,477
                                                ------------
               SOFTWARE - 4.9%
           753 Constellation Software, Inc.          313,934
                                                ------------
               TEXTILES, APPAREL & LUXURY
                 GOODS - 1.0%
         2,249 Gildan Activewear, Inc.                63,941
                                                ------------
               TRADING COMPANIES &
                 DISTRIBUTORS - 2.5%
        11,919 Finning International, Inc.           160,907
                                                ------------
               TOTAL COMMON STOCKS                 6,452,779
               (Cost $10,342,801)               ------------

               MONEY MARKET FUNDS - 5.1%
       326,582 Goldman Sachs Financial Square
                Treasury Obligations Fund
                - Institutional Class -
                0.12% (c) (d)                        326,582
               (Cost $326,582)                  ------------

PRINCIPAL
  VALUE        DESCRIPTION                             VALUE
------------------------------------------------------------
               REPURCHASE AGREEMENTS - 4.9%
$       23,238 JPMorgan Chase & Co.,
                0.23% (c), dated 12/31/15, due
                1/4/16, with a maturity value
                of $23,238. Collateralized by
                U.S. Treasury Notes, interest
                rates of 1.25% to 1.625%, due
                4/30/19 to 2/29/20. The value
                of the collateral including
                accrued interest is $23,774. (d)      23,238


                        See Notes to Financial Statements                Page 77

FIRST TRUST CANADA ALPHADEX(R) FUND (FCAN)

DECEMBER 31, 2015

PRINCIPAL
  VALUE        DESCRIPTION                            AMOUNT
------------------------------------------------------------
               REPURCHASE AGREEMENTS
                 (CONTINUED)
$      293,290 RBC Capital Markets LLC,
                0.26% (c), dated 12/31/15, due
                1/4/16, with a maturity value
                of $293,299. Collateralized by
                U.S. Treasury Notes, interest
                rates of 1.625% to 1.75%, due
                6/30/20 to 10/31/20. The value
                of the collateral including
                accrued interest is
                $299,468. (d)                   $    293,290
                                                ------------
               TOTAL REPURCHASE AGREEMENTS           316,528
               (Cost $316,528)                  ------------
               TOTAL INVESTMENTS - 110.0%          7,095,889
               (Cost $10,985,911) (e)
               NET OTHER ASSETS AND
                 LIABILITIES - (10.0%)              (644,127)
                                                ------------
               NET ASSETS - 100.0%              $  6,451,762
                                                ============

(a)   Non-income producing security.

(b) All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $621,849 and the total value of the collateral held by the Fund is $643,110.

(c)   Interest rate shown reflects yield as of December 31, 2015.

(d)   This security serves as collateral for securities on loan.

(e) Aggregate cost for federal income tax purposes is $11,016,925. As of December 31, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $164,758 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $4,085,794.

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of December 31, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                        LEVEL 2       LEVEL 3
                             TOTAL        LEVEL 1     SIGNIFICANT   SIGNIFICANT
                           VALUE AT       QUOTED      OBSERVABLE    UNOBSERVABLE
INVESTMENTS               12/31/2015      PRICES         INPUT         INPUT
--------------------------------------------------------------------------------
Common Stocks*             $6,452,779   $6,452,779       $     --     $    --
Money Market
  Funds                       326,582      326,582             --          --
Repurchase
  Agreements                  316,528           --        316,528          --
                           -----------------------------------------------------
Total Investments          $7,095,889   $6,779,361       $316,528     $    --
                           =====================================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at December 31, 2015.

OFFSETTING ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2F - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agreement. Securities lent in accordance with the Securities Lending Agency Agreements on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
------------------------------------------------------------
Total gross amount presented on the
  Statements of Assets and Liabilities(1)       $    621,849
Non-cash Collateral(2)                              (621,849)
                                                ------------
Net Amount                                      $         --
                                                ============

(1) The amount presented on the Statement of Assets and Liabilities is not offset and is shown on a gross basis.

(2) At December 31, 2015, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments

The Fund's investments in repurchase agreements were all subject to enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
------------------------------------------------------------
Total gross amount presented on the
  Statements of Assets and Liabilities(3)       $    316,528
Non-cash Collateral(4)                              (316,528)
                                                ------------
Net Amount                                      $         --
                                                ============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At December 31, 2015, the value of the collateral received from each seller exceeded the value of the repurchase agreements.

COUNTRY ALLOCATION**                         % OF NET ASSETS
------------------------------------------------------------
Canada                                                100.0%
United States                                          10.0
------------------------------------------------------------
TOTAL INVESTMENTS                                     110.0
NET OTHER ASSETS AND LIABILITIES                      (10.0)
                                                     -------
TOTAL                                                 100.0%
                                                     =======

** Portfolio securities are categorized based on their country of incorporation, which can be different from the country categorization of the Fund's underlying index.


Page 78                 See Notes to Financial Statements

FIRST TRUST AUSTRALIA ALPHADEX(R) FUND (FAUS)

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2015

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS - 82.8%
               AIRLINES - 5.1%
        46,888 Qantas Airways Ltd. (a)          $    138,979
                                                ------------
               BANKS - 2.4%
           980 Australia & New Zealand
                 Banking Group Ltd. (a)               19,776
         5,148 Bendigo and Adelaide Bank
                 Ltd. (a)                             44,530
                                                ------------
                                                      64,306
                                                ------------
               CAPITAL MARKETS - 4.3%
         1,938 Macquarie Group Ltd. (a)              115,937
                                                ------------
               CHEMICALS - 3.6%
        16,394 Incitec Pivot Ltd. (a)                 46,845
         4,449 Orica Ltd. (a)                         49,845
                                                ------------
                                                      96,690
                                                ------------
               COMMERCIAL SERVICES &
                 SUPPLIES - 0.9%
         2,977 Brambles Ltd. (a)                      24,932
                                                ------------
               CONSTRUCTION MATERIALS - 1.7%
        10,789 Boral Ltd. (a)                         46,129
                                                ------------
               CONTAINERS & PACKAGING - 3.3%
         9,201 Amcor Ltd. (a)                         89,390
                                                ------------
               DIVERSIFIED FINANCIAL
                 SERVICES - 0.9%
           791 ASX Ltd (a)                            24,336
                                                ------------
               DIVERSIFIED TELECOMMUNICATION
                 SERVICES - 5.3%
        10,280 Telstra Corp., Ltd. (a)                41,775
        14,073 TPG Telecom Ltd. (a)                  100,757
                                                ------------
                                                     142,532
                                                ------------
               FOOD & STAPLES RETAILING - 4.2%
         2,426 Wesfarmers Ltd. (a)                    73,140
         2,341 Woolworths Ltd. (a)                    41,535
                                                ------------
                                                     114,675
                                                ------------
               GAS UTILITIES - 2.7%
        11,490 APA Group (a)                          72,299
                                                ------------
               HEALTH CARE PROVIDERS &
                 SERVICES - 5.6%
         1,540 Ramsay Health Care Ltd. (a)            75,725
         5,907 Sonic Healthcare Ltd. (a)              76,479
                                                ------------
                                                     152,204
                                                ------------
               HOTELS, RESTAURANTS &
                 LEISURE - 2.0%
        16,967 Tatts Group Ltd. (a)                   53,868
                                                ------------
               INSURANCE - 3.9%
         5,656 Insurance Australia Group
                Ltd. (a)                              22,715
         6,926 QBE Insurance Group Ltd. (a)           62,993
         2,378 Suncorp Group Ltd. (a)                 20,879
                                                ------------
                                                     106,587
                                                ------------


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               METALS & MINING - 12.2%
         5,833 BHP Billiton Ltd. (a)            $     75,068
        82,613 Fortescue Metals Group Ltd. (a)       111,176
         7,271 Newcrest Mining Ltd. (a) (b)           68,800
         2,349 Rio Tinto Ltd. (a)                     75,965
                                                ------------
                                                     331,009
                                                ------------
               MULTI-UTILITIES - 3.9%
         8,118 AGL Energy Ltd. (a)                   106,225
                                                ------------
               MULTILINE RETAIL - 3.9%
        34,987 Harvey Norman Holdings Ltd. (a)       105,763
                                                ------------
               OIL, GAS & CONSUMABLE
                 FUELS - 4.5%
         7,909 Origin Energy Ltd. (a)                 26,754
         4,610 Woodside Petroleum Ltd. (a)            96,045
                                                ------------
                                                     122,799
                                                ------------
               PROFESSIONAL SERVICES - 0.9%
         2,245 Seek Ltd. (a)                          24,987
                                                ------------
               REAL ESTATE MANAGEMENT &
                 DEVELOPMENT - 0.8%
         2,100 Lend Lease Group (a)                   21,667
                                                ------------
               ROAD & RAIL - 7.7%
        23,728 Asciano Ltd. (a)                      150,856
        18,455 Aurizon Holdings Ltd. (a)              58,587
                                                ------------
                                                     209,443
                                                ------------
               TRANSPORTATION
                 INFRASTRUCTURE - 3.0%
         6,337 Sydney Airport (a)                     29,165
         6,787 Transurban Group (a)                   51,445
                                                ------------
                                                      80,610
                                                ------------
               TOTAL COMMON STOCKS                 2,245,367
               (Cost $2,309,288)                ------------

               REAL ESTATE INVESTMENT
                 TRUSTS - 16.7%
               REAL ESTATE INVESTMENT
                 TRUSTS - 16.7%
         8,646 Dexus Property Group (a)               46,897
        20,133 Goodman Group (a)                      91,232
        29,494 GPT (The) Group (a)                   102,143
        68,234 Mirvac Group (a)                       97,680
        38,486 Stockland (a)                         114,245
                                                ------------
               TOTAL REAL ESTATE
                 INVESTMENT TRUSTS                   452,197
               (Cost $444,764)                  ------------
               TOTAL INVESTMENTS - 99.5%           2,697,564
               (Cost $2,754,052) (c)
               NET OTHER ASSETS AND
                 LIABILITIES - 0.5%                   12,333
                                                ------------
               NET ASSETS - 100.0%              $  2,709,897
                                                ============


                        See Notes to Financial Statements                Page 79

FIRST TRUST AUSTRALIA ALPHADEX(R) FUND (FAUS)

DECEMBER 31, 2015

(a) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At December 31, 2015, securities noted as such are valued at $2,697,564 or 99.5% of net assets. Certain of these securities are fair valued using a factor provided by an independent pricing service due to the change in value between the foreign markets' close and the NYSE close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.

(b)   Non-income producing security.

(c) Aggregate cost for federal income tax purposes is $2,775,197. As of December 31, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $155,775 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $233,408.

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of December 31, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                        LEVEL 2       LEVEL 3
                             TOTAL        LEVEL 1     SIGNIFICANT   SIGNIFICANT
                           VALUE AT       QUOTED      OBSERVABLE    UNOBSERVABLE
INVESTMENTS               12/31/2015      PRICES         INPUT         INPUT
--------------------------------------------------------------------------------
Common Stocks*            $2,245,367      $    --      $2,245,367     $    --
Real Estate
  Investment
  Trusts*                    452,197           --         452,197          --
                          ------------------------------------------------------
Total Investments         $2,697,564      $    --      $2,697,564     $    --
                          ======================================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of December 31, 2015, the Fund transferred investments valued at $24,914 from Level 1 to Level 2 of the fair value hierarchy. The investments that transferred from Level 1 to Level 2 did so as a result of being fair valued using a factor provided by a pricing service due to the change in value between the foreign markets' close and the NYSE close on December 31, 2015, exceeding a certain threshold. Previously, these securities were valued based on quoted prices.


COUNTRY ALLOCATION**                         % OF NET ASSETS
------------------------------------------------------------
Australia                                              99.5%
------------------------------------------------------------
TOTAL INVESTMENTS                                      99.5
NET OTHER ASSETS AND LIABILITIES                        0.5
                                                     -------
TOTAL                                                 100.0%
                                                     =======

** Portfolio securities are categorized based on their country of incorporation, which can be different from the country categorization of the Fund's underlying index.


Page 80                 See Notes to Financial Statements

FIRST TRUST UNITED KINGDOM ALPHADEX(R) FUND (FKU)

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2015

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS - 82.3%
               AEROSPACE & DEFENSE - 0.4%
       136,745 Meggitt PLC (a)                  $    755,005
                                                ------------
               AIR FREIGHT & LOGISTICS - 1.2%
       371,882 Royal Mail PLC (a)                  2,435,782
                                                ------------
               AIRLINES - 1.0%
        82,507 easyJet PLC (a)                     2,116,055
                                                ------------
               BANKS - 0.8%
     1,496,429 Lloyds Banking Group PLC (a)        1,610,150
                                                ------------
               CAPITAL MARKETS - 7.2%
       621,614 3i Group PLC (a)                    4,403,398
       661,595 Ashmore Group PLC (a)               2,492,682
       347,025 Intermediate Capital Group
                 PLC (a)                           3,199,067
       143,096 Jupiter Fund Management
                 PLC (a)                             950,991
     1,625,948 Man Group PLC (a)                   4,182,765
                                                ------------
                                                  15,228,903
                                                ------------
               CHEMICALS - 1.1%
        64,227 Essentra PLC (a)                      782,934
        41,987 Johnson Matthey PLC (a)             1,642,443
                                                ------------
                                                   2,425,377
                                                ------------
               COMMERCIAL SERVICES &
                 SUPPLIES - 4.2%
       132,963 Aggreko PLC (a)                     1,789,909
     1,220,862 Regus PLC (a)                       5,998,793
       430,931 Rentokil Initial PLC (a)            1,011,068
                                                ------------
                                                   8,799,770
                                                ------------
               CONTAINERS & PACKAGING - 1.4%
       495,682 DS Smith PLC (a)                    2,899,525
                                                ------------
               DISTRIBUTORS - 1.7%
       314,564 Inchcape PLC (a)                    3,629,338
                                                ------------
               DIVERSIFIED TELECOMMUNICATION
                 SERVICES - 1.3%
       957,625 Cable & Wireless
                 Communications PLC (a)            1,047,659
       500,218 TalkTalk Telecom Group PLC (a)      1,605,492
                                                ------------
                                                   2,653,151
                                                ------------
               ELECTRONIC EQUIPMENT, INSTRUMENTS
                 & COMPONENTS - 0.9%
        83,698 Halma PLC (a)                       1,065,784
        30,226 Spectris PLC (a)                      802,163
                                                ------------
                                                   1,867,947
                                                ------------
               ENERGY EQUIPMENT &
                 SERVICES - 1.7%
       395,828 John Wood Group PLC (a)             3,564,915
                                                ------------
               FOOD & STAPLES RETAILING - 1.4%
     1,136,184 Booker Group PLC (a)                3,032,330
                                                ------------
               HOTELS, RESTAURANTS &
                 LEISURE - 5.6%
       106,031 Betfair Group PLC (a)               6,096,476


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               HOTELS, RESTAURANTS &
                 LEISURE (CONTINUED)
        19,630 Carnival PLC (a)                 $  1,118,244
       558,842 Mitchells & Butlers PLC (a)         2,824,876
       316,437 William Hill PLC (a)                1,846,757
                                                ------------
                                                  11,886,353
                                                ------------
               HOUSEHOLD DURABLES - 11.7%
       421,763 Barratt Developments PLC (a)        3,886,425
       134,439 Bellway PLC (a)                     5,621,354
        95,305 Berkeley Group Holdings PLC (a)     5,181,115
       161,463 Persimmon PLC (a)                   4,816,981
     1,716,303 Taylor Wimpey PLC (a)               5,130,654
                                                ------------
                                                  24,636,529
                                                ------------
               INDUSTRIAL CONGLOMERATES - 2.5%
        63,778 DCC PLC (a)                         5,328,141
                                                ------------
               INSURANCE - 2.4%
       267,749 Amlin PLC (a)                       2,618,016
       152,033 Hiscox Ltd. (a)                     2,357,016
                                                ------------
                                                   4,975,032
                                                ------------
               INTERNET & CATALOG RETAIL - 2.5%
        65,767 ASOS PLC (a) (b)                    3,341,603
       429,095 Ocado Group PLC (a) (b)             1,917,080
                                                ------------
                                                   5,258,683
                                                ------------
               INTERNET SOFTWARE &
                 SERVICES - 2.2%
        77,849 Rightmove PLC (a)                   4,730,885
                                                ------------
               MEDIA - 2.6%
       137,304 Daily Mail & General Trust
                 PLC (a)                           1,413,136
       484,450 ITV PLC (a)                         1,972,366
       123,004 Sky PLC (a)                         2,016,374
                                                ------------
                                                   5,401,876
                                                ------------
               METALS & MINING - 3.0%
        92,499 Antofagasta PLC (a)                   636,283
       204,252 BHP Billiton PLC (a)                2,277,781
       499,630 Glencore PLC (a)                      662,074
        97,594 Rio Tinto PLC (a)                   2,841,476
                                                ------------
                                                   6,417,614
                                                ------------
               MULTI-UTILITIES - 0.5%
        78,044 National Grid PLC (a)               1,076,351
                                                ------------
               MULTILINE RETAIL - 1.2%
       237,977 Marks & Spencer Group PLC (a)       1,584,497
         8,628 Next PLC (a)                          926,396
                                                ------------
                                                   2,510,893
                                                ------------
               OIL, GAS & CONSUMABLE
                 FUELS - 2.3%
       303,595 BP PLC (a)                          1,577,687
       141,179 Royal Dutch Shell PLC (a)           3,217,601
                                                ------------
                                                   4,795,288
                                                ------------
               PAPER & FOREST PRODUCTS - 1.3%
       139,558 Mondi PLC (a)                       2,735,439
                                                ------------


                        See Notes to Financial Statements                Page 81

FIRST TRUST UNITED KINGDOM ALPHADEX(R) FUND (FKU)

DECEMBER 31, 2015

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               PHARMACEUTICALS - 1.8%
       144,676 GlaxoSmithKline PLC (a)          $  2,921,853
        12,518 Shire PLC (a)                         858,828
                                                ------------
                                                   3,780,681
                                                ------------
               PROFESSIONAL SERVICES - 2.1%
       154,550 Capita PLC (a)                      2,749,832
       780,634 Hays PLC (a)                        1,676,531
                                                ------------
                                                   4,426,363
                                                ------------
               REAL ESTATE MANAGEMENT &
                 DEVELOPMENT - 2.2%
       732,741 Capital & Counties Properties
                 PLC (a)                           4,750,949
                                                ------------
               ROAD & RAIL - 1.0%
       473,832 Stagecoach Group PLC (a)            2,070,318
                                                ------------
               SOFTWARE - 3.0%
       140,583 Micro Focus International PLC (a)   3,301,466
       155,841 Playtech PLC (a)                    1,907,947
       124,445 Sage Group PLC (a)                  1,105,702
                                                ------------
                                                   6,315,115
                                                ------------
               SPECIALTY RETAIL - 5.9%
       562,539 Dixons Carphone PLC (a)             4,139,772
       616,211 Howden Joinery Group PLC (a)        4,774,431
       550,917 Kingfisher PLC (a)                  2,668,358
        88,765 Sports Direct International
                 PLC (a) (b)                         754,334
                                                ------------
                                                  12,336,895
                                                ------------
               TRADING COMPANIES &
                 DISTRIBUTORS - 2.9%
        58,033 Ashtead Group PLC (a)                 955,098
       120,906 Travis Perkins PLC (a)              3,507,540
        31,394 Wolseley PLC (a)                    1,705,099
                                                ------------
                                                   6,167,737
                                                ------------
               WIRELESS TELECOMMUNICATION
                 SERVICES - 1.3%
       832,427 Vodafone Group PLC (a)              2,699,367
                                                ------------
               TOTAL COMMON STOCKS               173,318,757
               (Cost $188,332,264)              ------------

               REAL ESTATE INVESTMENT
                 TRUSTS - 17.4%
       401,877 British Land Co., PLC (a)           4,650,066
        93,736 Derwent London PLC (a)              5,069,945
       410,940 Great Portland Estates PLC (a)      5,008,720
       414,478 Hammerson PLC (a)                   3,664,135
       829,360 Intu Properties PLC (a)             3,874,706
       264,858 Land Securities Group PLC (a)       4,591,322
       785,828 Segro PLC (a)                       4,973,093
       367,384 Shaftesbury PLC (a)                 4,949,364
                                                ------------
               TOTAL REAL ESTATE
                 INVESTMENT TRUSTS                36,781,351
               (Cost $39,862,242)               ------------
               TOTAL INVESTMENTS - 99.7%         210,100,108
               (Cost $228,194,506) (c)


               DESCRIPTION                             VALUE
------------------------------------------------------------
               NET OTHER ASSETS AND
                 LIABILITIES - 0.3%             $    550,457
                                                ------------
               NET ASSETS - 100.0%              $210,650,565
                                                ============

(a) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At December 31, 2015, securities noted as such are valued at $210,100,108 or 99.7% of net assets. Certain of these securities are fair valued using a factor provided by an independent pricing service due to the change in value between the foreign markets' close and the NYSE close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.

(b)   Non-income producing security.

(c) Aggregate cost for federal income tax purposes is $228,728,660. As of December 31, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $12,135,368 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $30,763,920.

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of December 31, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                        LEVEL 2       LEVEL 3
                               TOTAL      LEVEL 1     SIGNIFICANT   SIGNIFICANT
                             VALUE AT     QUOTED      OBSERVABLE    UNOBSERVABLE
INVESTMENTS                 12/31/2015    PRICES         INPUT         INPUT
--------------------------------------------------------------------------------
Common
  Stocks*                  $173,318,757   $    --    $173,318,757     $    --
Real Estate
  Investment
  Trusts                     36,781,351        --      36,781,351          --
                           -----------------------------------------------------
Total Investments          $210,100,108   $    --    $210,100,108     $    --
                           =====================================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at December 31, 2015.

COUNTRY ALLOCATION**                         % OF NET ASSETS
------------------------------------------------------------
United Kingdom                                         90.8%
Jersey                                                  4.4
Ireland                                                 2.5
Bermuda                                                 1.1
Isle of Man                                             0.9
------------------------------------------------------------
TOTAL INVESTMENTS                                      99.7
NET OTHER ASSETS AND LIABILITIES                        0.3
                                                     -------
TOTAL                                                 100.0%
                                                     =======

** Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index.


Page 82                 See Notes to Financial Statements

FIRST TRUST TAIWAN ALPHADEX(R) FUND (FTW)

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2015

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS - 100.1%
               AUTO COMPONENTS - 1.6%
        56,556 Cheng Shin Rubber Industry
                 Co., Ltd. (a)                  $     91,409
                                                ------------
               BANKS - 9.5%
       330,147 China Development Financial
                 Holding Corp. (a)                    82,348
       429,588 CTBC Financial Holding
                 Co., Ltd. (a)                       219,950
       101,907 E.Sun Financial Holding
                 Co., Ltd. (a)                        59,165
       111,706 First Financial Holding
                 Co., Ltd. (a)                        51,885
       140,739 Mega Financial Holding
                 Co., Ltd. (a)                        90,736
       151,905 SinoPac Financial Holdings
                 Co., Ltd. (a)                        43,132
                                                ------------
                                                     547,216
                                                ------------
               CAPITAL MARKETS - 1.5%
       237,368 Yuanta Financial Holding
                 Co., Ltd. (a)                        87,068
                                                ------------
               CHEMICALS - 1.9%
        26,030 Formosa Chemicals &
                 Fibre Corp. (a)                      58,391
        26,675 Nan Ya Plastics Corp. (a)              49,279
                                                ------------
                                                     107,670
                                                ------------
               CONSTRUCTION MATERIALS - 4.5%
       211,657 Asia Cement Corp. (a)                 176,120
        99,170 Taiwan Cement Corp. (a)                82,099
                                                ------------
                                                     258,219
                                                ------------
               DIVERSIFIED FINANCIAL
                 SERVICES - 3.0%
       125,821 Fubon Financial Holding
                 Co., Ltd. (a)                       171,145
                                                ------------
               DIVERSIFIED TELECOMMUNICATION
                 SERVICES - 1.0%
        19,628 Chunghwa Telecom Co., Ltd. (a)         59,129
                                                ------------
               ELECTRONIC EQUIPMENT, INSTRUMENTS
                 & COMPONENTS - 15.5%
       707,457 AU Optronics Corp. (a)                208,568
        62,719 Hon Hai Precision Industry
                 Co., Ltd. (a)                       153,492
       599,802 Innolux Corp. (a)                     180,283
         2,740 Largan Precision Co., Ltd. (a)        187,484
        71,532 Zhen Ding Technology
                 Holding Ltd. (a)                    163,096
                                                ------------
                                                     892,923
                                                ------------
               FOOD PRODUCTS - 1.1%
        36,721 Uni-President Enterprises
                 Corp. (a)                            61,212
                                                ------------
               INDUSTRIAL CONGLOMERATES - 3.3%
       240,978 Far Eastern New Century
                 Corp. (a)                           188,262
                                                ------------


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               INSURANCE - 7.7%
       143,329 Cathay Financial Holding
                 Co., Ltd. (a)                  $    200,796
       201,693 China Life Insurance Co.,
                Ltd. (a)                             154,019
       426,797 Shin Kong Financial Holding
                 Co., Ltd. (a)                        92,461
                                                ------------
                                                     447,276
                                                ------------
               METALS & MINING - 2.2%
       235,054 China Steel Corp. (a)                 128,146
                                                ------------
               OIL, GAS & CONSUMABLE
                 FUELS - 2.0%
        48,772 Formosa Petrochemical Corp. (a)       116,660
                                                ------------
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT - 21.6%
       138,615 Advanced Semiconductor
                 Engineering, Inc. (a)               159,230
       392,552 Inotera Memories, Inc. (a) (b)        331,118
        12,962 Novatek Microelectronics
                 Corp. (a)                            50,462
       163,501 Siliconware Precision Industries
                 Co., Ltd. (a)                       258,197
        41,238 Taiwan Semiconductor
                 Manufacturing Co., Ltd. (a)         177,911
       739,984 United Microelectronics Corp. (a)     270,417
                                                ------------
                                                   1,247,335
                                                ------------
               TECHNOLOGY HARDWARE, STORAGE
                 & PERIPHERALS - 15.1%
        12,855 ASUSTeK Computer, Inc. (a)            106,142
        20,014 Catcher Technology Co., Ltd. (a)      166,845
       328,741 Compal Electronics, Inc. (a)          183,964
        87,083 Foxconn Technology Co., Ltd. (a)      183,442
       106,942 Pegatron Corp. (a)                    232,596
                                                ------------
                                                     872,989
                                                ------------
               TEXTILES, APPAREL & LUXURY
                 GOODS - 8.6%
        11,450 Eclat Textile Co., Ltd. (a)           157,337
        33,341 Feng TAY Enterprise Co., Ltd. (a)     169,556
       131,683 Pou Chen Corp. (a)                    171,836
                                                ------------
                                                     498,729
                                                ------------
               TOTAL INVESTMENTS - 100.1%          5,775,388
               (Cost $6,143,585) (c)
               NET OTHER ASSETS AND
                 LIABILITIES - (0.1%)                 (4,859)
                                                ------------
               NET ASSETS - 100.0%              $  5,770,529
                                                ============


                        See Notes to Financial Statements                Page 83

FIRST TRUST TAIWAN ALPHADEX(R) FUND (FTW)

DECEMBER 31, 2015

(a) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At December 31, 2015, securities noted as such are valued at $5,775,388 or 100.1% of net assets. Certain of these securities are fair valued using a factor provided by an independent pricing service due to the change in value between the foreign markets' close and the NYSE close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.

(b)   Non-income producing security.

(c) Aggregate cost for federal income tax purposes is $6,656,375. As of December 31, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $378,215 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,259,202.

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of December 31, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                        LEVEL 2       LEVEL 3
                               TOTAL      LEVEL 1     SIGNIFICANT   SIGNIFICANT
                             VALUE AT     QUOTED      OBSERVABLE    UNOBSERVABLE
INVESTMENTS                 12/31/2015    PRICES         INPUT         INPUT
--------------------------------------------------------------------------------
Common Stocks*              $5,775,388    $    --      $5,775,388     $    --
                           =====================================================

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at December 31, 2015.

COUNTRY ALLOCATION**                         % OF NET ASSETS
------------------------------------------------------------
Taiwan                                                 97.3%
Cayman Islands                                          2.8
------------------------------------------------------------
TOTAL INVESTMENTS                                     100.1
NET OTHER ASSETS AND LIABILITIES                       (0.1)
                                                     -------
TOTAL                                                 100.0%
                                                     =======

*   See Portfolio of Investments for industry breakout.

** Portfolio securities are categorized based on their country of incorporation, which can be different from the country categorization of the Fund's underlying index.


Page 84                 See Notes to Financial Statements

FIRST TRUST HONG KONG ALPHADEX(R) FUND (FHK)

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2015

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS - 92.5%
               AIRLINES - 2.7%
     2,215,814 Cathay Pacific Airways Ltd. (a)  $  3,812,653
                                                ------------
               BANKS - 7.5%
       622,903 Bank of East Asia Ltd. (a)          2,310,645
     2,490,407 Dah Sing Banking Group Ltd. (a)     4,382,604
       209,095 Hang Seng Bank Ltd (a)              3,981,860
                                                ------------
                                                  10,675,109
                                                ------------
               CAPITAL MARKETS - 4.5%
    15,084,596 Kingston Financial Group
                 Ltd (a) (b) (d)                   6,359,778
                                                ------------
               DIVERSIFIED FINANCIAL
                 SERVICES - 4.2%
     1,058,298 Goldin Financial Holdings
                 Ltd. (a) (b)                      2,063,823
       154,359 Hong Kong Exchanges and
                 Clearing Ltd. (a)                 3,932,263
                                                ------------
                                                   5,996,086
                                                ------------
               DIVERSIFIED TELECOMMUNICATION
                 SERVICES - 0.9%
     2,280,876 PCCW Ltd. (a)                       1,333,299
                                                ------------
               ELECTRIC UTILITIES - 9.4%
       701,495 Cheung Kong Infrastructure
                 Holdings Ltd. (a)                 6,472,000
       746,739 Power Assets Holdings Ltd. (a)      6,864,972
                                                ------------
                                                  13,336,972
                                                ------------
               FOOD PRODUCTS - 4.1%
    43,995,416 CP Pokphand Co., Ltd. (a)           4,682,405
     1,999,966 WH Group Ltd (a) (b) (c)            1,110,551
                                                ------------
                                                   5,792,956
                                                ------------
               HOTELS, RESTAURANTS &
                 LEISURE - 5.3%
     1,665,491 MGM China Holdings Ltd. (a)         2,069,991
       809,182 Sands China Ltd. (a)                2,732,951
     3,771,275 SJM Holdings Ltd. (a)               2,682,162
                                                ------------
                                                   7,485,104
                                                ------------
               HOUSEHOLD DURABLES - 1.2%
       415,748 Techtronic Industries Co., Ltd. (a) 1,683,050
                                                ------------
               INDUSTRIAL CONGLOMERATES - 2.0%
     1,881,867 NWS Holdings Ltd. (a)               2,789,769
                                                ------------
               INSURANCE - 2.6%
       624,106 AIA Group Ltd. (a)                  3,729,085
                                                ------------
               MARINE - 2.7%
       799,079 Orient Overseas International
                 Ltd. (a)                          3,824,783
                                                ------------
               OIL, GAS & CONSUMABLE
                 FUELS - 3.1%
    13,198,723 Brightoil Petroleum
                 Holdings Ltd. (a)                 4,400,782
                                                ------------
               PHARMACEUTICALS - 5.6%
     8,800,270 Sino Biopharmaceutical Ltd. (a)     7,933,932
                                                ------------


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               REAL ESTATE MANAGEMENT &
                 DEVELOPMENT - 31.2%
       927,440 Hang Lung Group Ltd. (a)         $  3,001,644
     1,832,529 Hang Lung Properties Ltd. (a)       4,152,251
       397,947 Henderson Land Development
                 Co., Ltd. (a)                     2,427,482
     1,257,051 Hysan Development Co., Ltd. (a)     5,152,065
     1,389,402 Kerry Properties Ltd. (a)           3,790,014
     4,165,366 New World Development Co.,
                 Ltd. (a)                          4,095,472
     2,444,398 Sino Land Co., Ltd. (a)             3,567,160
       251,998 Sun Hung Kai Properties Ltd. (a)    3,033,765
       216,919 Swire Pacific Ltd., Class A (a)     2,432,737
       426,564 Swire Properties Ltd. (a)           1,223,778
     1,023,247 Wharf Holdings (The) Ltd. (a)       5,661,331
     1,333,427 Wheelock & Co., Ltd. (a)            5,621,013
                                                ------------
                                                  44,158,712
                                                ------------
               ROAD & RAIL - 1.0%
       292,278 MTR Corp., Ltd. (a) (b)             1,445,094
                                                ------------
               SEMICONDUCTORS & SEMICONDUCTOR
                 EQUIPMENT - 0.8%
       137,466 ASM Pacific Technology Ltd. (a)     1,074,147
                                                ------------
               SPECIALTY RETAIL - 2.0%
     1,433,431 L'Occitane International SA (a)     2,766,097
                                                ------------
               TEXTILES, APPAREL & LUXURY
                 GOODS - 1.7%
       787,899 Samsonite International SA (a)      2,366,384
                                                ------------
               TOTAL COMMON STOCKS               130,963,792
               (Cost $156,720,472)              ------------

               REAL ESTATE INVESTMENT
                 TRUSTS - 7.5%
     4,957,079 Champion REIT (a)                   2,468,110
     2,426,542 Hui Xian Real Estate
                 Investment Trust (a)              1,223,212
     1,163,076 Link REIT (a)                       6,956,539
                                                ------------
               TOTAL REAL ESTATE INVESTMENT
                 TRUSTS                           10,647,861
               (Cost $11,357,568)               ------------

               MONEY MARKET FUNDS - 1.9%
     2,741,067 Goldman Sachs Financial Square
                Treasury Obligations Fund -
                Institutional Class -
                0.12% (e) (f)                      2,741,067
               (Cost $2,741,067)                ------------


                        See Notes to Financial Statements                Page 85

FIRST TRUST HONG KONG ALPHADEX(R) FUND (FHK)

DECEMBER 31, 2015

PRINCIPAL
  VALUE        DESCRIPTION                           AMOUNT
------------------------------------------------------------
               REPURCHASE AGREEMENTS - 1.9%
$    2,461,644 RBC Capital Markets LLC,
                0.26% (e), dated 12/31/15, due
                1/4/16, with a maturity value
                of $2,461,715. Collateralized
                by U.S. Treasury Notes,
                interest rates of 1.625% to
                1.75%, due 6/30/20 to 10/31/20.
                The value of the collateral
                including accrued interest is
                $2,513,497. (f)                 $  2,461,644
       195,039 JPMorgan Chase & Co., 0.23% (e),
                dated 12/31/15, due 1/4/16,
                with a maturity value of
                $195,044. Collateralized by
                U.S. Treasury Notes, interest
                rates of 1.25% to 1.625%, due
                4/30/19 to 2/29/20. The value
                of the collateral including
                accrued interest is
                $199,540. (f)                        195,039
                                                ------------
               TOTAL REPURCHASE AGREEMENTS         2,656,683
               (Cost $2,656,683)                ------------
               TOTAL INVESTMENTS - 103.8%        147,009,403
               (Cost $173,475,789) (g)
               NET OTHER ASSETS AND
                 LIABILITIES - (3.8%)             (5,389,765)
                                                ------------
               NET ASSETS - 100.0%              $141,619,638
                                                ============

(a) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At December 31, 2015, securities noted as such are valued at $141,611,653 or 100.0% of net assets. Certain of these securities are fair valued using a factor provided by an independent pricing service due to the change in value between the foreign markets' close and the NYSE close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.

(b)   Non-income producing security.

(c) This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

(d) All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $5,057,176 and the total value of the collateral held by the Fund is $5,397,750.

(e)   Interest rate shown reflects yield as of December 31, 2015.

(f)   This security serves as collateral for securities on loan.

(g) Aggregate cost for federal income tax purposes is $175,051,920. As of December 31, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $3,013,929 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $31,056,446.

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of December 31, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                        LEVEL 2       LEVEL 3
                              TOTAL        LEVEL 1    SIGNIFICANT   SIGNIFICANT
                            VALUE AT       QUOTED     OBSERVABLE    UNOBSERVABLE
INVESTMENTS                12/31/2015      PRICES        INPUT         INPUT
--------------------------------------------------------------------------------
Common Stocks*            $130,963,792   $       --   $130,963,792    $    --
Real Estate
  Investment
  Trusts                    10,647,861           --     10,647,861         --
Money Market
  Funds                      2,741,067    2,741,067             --         --
Repurchase
  Agreements                 2,656,683           --      2,656,683         --
                          ------------------------------------------------------
Total Investments         $147,009,403   $2,741,067   $144,268,336    $    --
                          ======================================================

* See Portfolio of Investments for industry breakout

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of December 31, 2015, the Fund transferred real estate investment trusts valued at $1,556,339 from Level 1 to Level 2 of the fair value hierarchy. The real estate investment trusts that transferred from Level 1 to Level 2 did so as a result of being fair valued using a factor provided by a pricing service due to the change in value between the foreign markets' close and the NYSE close on December 31, 2015 exceeding a certain threshold. Previously, these securities were valued based on quoted prices.


Page 86                 See Notes to Financial Statements

FIRST TRUST HONG KONG ALPHADEX(R) FUND (FHK)

DECEMBER 31, 2015

OFFSETTING ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2F - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
------------------------------------------------------------
Total gross amount presented on the
  Statements of Assets and Liabilities(1)       $  5,057,176
Non-cash Collateral(2)                            (5,057,176)
                                                ------------
Net Amount                                      $         --
                                                ============

(1) The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value", is not offset and is shown on a gross basis.

(2) At December 31, 2015, the value of the collateral from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:


REPURCHASE AGREEMENTS
------------------------------------------------------------
Total gross amount presented on the
  Statements of Assets and Liabilities(3)       $  2,656,683
Non-cash Collateral(4)                            (2,656,683)
                                                ------------
Net Amount                                      $         --
                                                ============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At December 31, 2015, the value of the collateral from each seller exceeded the value of the repurchase agreements.

COUNTRY ALLOCATION**                         % OF NET ASSETS
------------------------------------------------------------
Hong Kong                                              60.7%
Bermuda                                                24.3
Cayman Islands                                         10.5
United States                                           3.8
Luxembourg                                              3.6
China                                                   0.9
------------------------------------------------------------
TOTAL INVESTMENTS                                     103.8
NET OTHER ASSETS AND LIABILITIES                       (3.8)
                                                     -------
TOTAL                                                 100.0%
                                                     =======

** Portfolio securities are categorized based on their country of incorporation, which can be different from the country categorization of the Fund's underlying index.


                        See Notes to Financial Statements                Page 87

FIRST TRUST SWITZERLAND ALPHADEX(R) FUND (FSZ)

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2015

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS - 99.8%
               BIOTECHNOLOGY - 4.1%
        56,708 Actelion Ltd. (a)                $  7,879,216
                                                ------------
               CAPITAL MARKETS - 12.2%
       147,905 Julius Baer Group Ltd. (a)          7,155,224
       396,355 UBS Group AG (a)                    7,689,078
       178,954 Vontobel Holding AG (a)             8,466,045
                                                ------------
                                                  23,310,347
                                                ------------
               CHEMICALS - 2.7%
         7,890 EMS-Chemie Holding AG (a)           3,472,365
           959 Givaudan S.A. (a)                   1,740,549
                                                ------------
                                                   5,212,914
                                                ------------
               COMMERCIAL SERVICES &
                 SUPPLIES - 3.2%
         9,066 dorma+kaba Holding AG (a)           6,156,995
                                                ------------
               CONSTRUCTION MATERIALS - 2.5%
        94,441 LafargeHolcim Ltd. (a)              4,729,117
                                                ------------
               DIVERSIFIED FINANCIAL
                 SERVICES - 4.1%
       123,333 Pargesa Holding S.A. (a)            7,791,690
                                                ------------
               DIVERSIFIED TELECOMMUNICATION
                 SERVICES - 1.5%
         5,922 Swisscom AG (a)                     2,963,394
                                                ------------
               ENERGY EQUIPMENT &
                 SERVICES - 0.7%
       102,614 Transocean Ltd. (a)                 1,282,727
                                                ------------
               FOOD PRODUCTS - 9.0%
        67,312 Aryzta AG (a)                       3,405,235
         4,371 Barry Callebaut AG (a)              4,747,869
            53 Chocoladefabriken Lindt &
                 Spruengli AG                      3,948,542
        68,957 Nestle S.A. (a)                     5,119,041
                                                ------------
                                                  17,220,687
                                                ------------
               HEALTH CARE EQUIPMENT &
                 SUPPLIES - 2.7%
        12,275 Sonova Holding AG (a)               1,559,582
        12,098 Straumann Holding AG (a)            3,671,833
                                                ------------
                                                   5,231,415
                                                ------------
               HOUSEHOLD DURABLES - 3.4%
         5,581 Forbo Holding AG (a)                6,570,948
                                                ------------
               INSURANCE - 15.4%
        54,440 Baloise Holding AG (a)              6,899,637
        11,611 Helvetia Holding AG (a)             6,540,577
        28,987 Swiss Life Holding AG (a)           7,807,644
        56,249 Swiss Re AG (a)                     5,493,632
        10,903 Zurich Insurance Group AG (a)       2,800,981
                                                ------------
                                                  29,542,471
                                                ------------
               LIFE SCIENCES TOOLS &
                 SERVICES - 4.2%
        49,689 Lonza Group AG (a)                  8,081,166
                                                ------------
               MACHINERY - 8.8%
        26,681 Bucher Industries AG (a)            6,013,264
         7,245 Georg Fischer AG (a)                4,918,650


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               MACHINERY (CONTINUED)
       135,505 OC Oerlikon Corp. AG (a)         $  1,206,189
        68,551 SFS Group AG (b)                    4,790,904
                                                ------------
                                                  16,929,007
                                                ------------
               PHARMACEUTICALS - 6.8%
         6,362 Galenica AG (a)                     9,953,666
        16,837 Novartis AG (a)                     1,448,307
         5,922 Roche Holding AG (a)                1,641,036
                                                ------------
                                                  13,043,009
                                                ------------
               PROFESSIONAL SERVICES - 2.2%
        61,325 Adecco S.A. (a)                     4,197,251
                                                ------------
               REAL ESTATE MANAGEMENT &
                 DEVELOPMENT - 4.5%
       109,340 Swiss Prime Site AG (a)             8,539,102
                                                ------------
               SOFTWARE - 1.3%
        50,130 Temenos Group AG (a)                2,589,143
                                                ------------
               SPECIALTY RETAIL - 0.7%
        11,916 Dufry AG (a) (b)                    1,417,792
                                                ------------
               TECHNOLOGY HARDWARE, STORAGE
                 & PERIPHERALS - 2.7%
       339,751 Logitech International S.A. (a)     5,204,087
                                                ------------
               TEXTILES, APPAREL & LUXURY
                 GOODS - 5.4%
        40,803 Cie Financiere Richemont S.A. (a)   2,920,391
        21,306 Swatch Group (The) AG (a)           7,398,828
                                                ------------
                                                  10,319,219
                                                ------------
               TRANSPORTATION INFRASTRUCTURE
                 - 1.7%
         4,289 Flughafen Zuerich AG (a)            3,218,088
                                                ------------
               TOTAL INVESTMENTS - 99.8%         191,429,785
               (Cost $200,208,692) (c)
               NET OTHER ASSETS AND
                 LIABILITIES - 0.2%                  421,630
                                                ------------
               NET ASSETS - 100.0%              $191,851,415
                                                ============

(a) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At December 31, 2015, securities noted as such are valued at $182,690,339 or 95.2% of net assets. Certain of these securities are fair valued using a factor provided by an independent pricing service due to the change in value between the foreign markets' close and the NYSE close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.

(b)   Non-income producing security.

(c) Aggregate cost for federal income tax purposes is $200,463,606. As of December 31, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $11,784,483 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $20,818,304.


Page 88                 See Notes to Financial Statements

FIRST TRUST SWITZERLAND ALPHADEX(R) FUND (FSZ)

DECEMBER 31, 2015

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of December 31, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                        LEVEL 2       LEVEL 3
                             TOTAL        LEVEL 1     SIGNIFICANT   SIGNIFICANT
                           VALUE AT       QUOTED      OBSERVABLE    UNOBSERVABLE
INVESTMENTS               12/31/2015      PRICES         INPUT         INPUT
--------------------------------------------------------------------------------
Common Stocks:
  Food Products           $ 17,220,687   $3,948,542   $ 13,272,145    $    --
  Machinery                 16,929,007    4,790,904     12,138,103
  Other Industry
   Categories *            157,280,091           --    157,280,091         --
                          ------------------------------------------------------
Total Investments         $191,429,785   $8,739,446   $182,690,339    $    --
                          ======================================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of December 31, 2015, the Fund transferred investments valued at $1,937,021 from Level 2 to Level 1 of the fair value hierarchy. The common stock that transferred from Level 2 to Level 1 did so as a result of being valued using quoted prices. Previously, these securities were fair valued using a factor provided by a pricing service due to the change in value between the foreign markets' close and the NYSE close on December 31, 2014 exceeding a certain threshold.


COUNTRY ALLOCATION**                         % OF NET ASSETS
------------------------------------------------------------
Switzerland                                            99.8%
------------------------------------------------------------
TOTAL INVESTMENTS                                      99.8
NET OTHER ASSETS AND LIABILITIES                        0.2
                                                     -------
TOTAL                                                 100.0%
                                                     =======

** Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index.


                        See Notes to Financial Statements                Page 89

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND (FDTS)

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2015

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (a) - 96.9%
               AUSTRALIA - 5.5%
         1,616 Altium Ltd. (b)                  $      5,466
         1,886 Automotive Holdings Group
                 Ltd. (b)                              6,174
         4,740 Bellamy's Australia Ltd. (b)           46,846
           204 Blackmores Ltd. (b)                    32,256
         4,139 BlueScope Steel Ltd. (b)               13,214
           185 Domino's Pizza Enterprises
                 Ltd. (b)                              7,719
        11,154 Downer EDI Ltd. (b)                    29,015
         5,937 Evolution Mining Ltd. (b)               6,033
        16,198 Genworth Mortgage Insurance
                 Australia Ltd. (b)                   32,284
         2,652 Japara Healthcare Ltd. (b)              6,150
         4,854 Monadelphous Group Ltd. (b)            23,031
        13,953 Northern Star Resources Ltd. (b)       28,374
         2,746 Nufarm Ltd. (b)                        16,584
        12,902 Orora Ltd. (b)                         20,955
        11,255 OZ Minerals Ltd. (b)                   32,904
        12,523 Regis Resources Ltd. (b)               21,202
         1,382 Sandfire Resources NL (b)               5,604
           683 Sirtex Medical Ltd. (b)                19,792
         3,474 Tassal Group Ltd. (b)                  11,840
                                                ------------
                                                     365,443
                                                ------------
               AUSTRIA - 0.3%
           894 Wienerberger AG (b)                    16,568
                                                ------------
               BELGIUM - 0.4%
           272 D'ieteren S.A. N.V. (b)                10,158
           488 Ion Beam Applications (b)              17,950
                                                ------------
                                                      28,108
                                                ------------
               BERMUDA - 2.6%
         4,211 BW LPG Ltd. (b) (c)                    34,517
         1,924 Frontline Ltd. (b)                      5,518
        26,000 Global Brands Group Holding
                 Ltd. (b) (d)                          4,924
         7,000 Great Eagle Holdings Ltd. (b)          22,776
       126,000 Hi Sun Technology China
                 Ltd. (b) (d)                         22,890
        83,000 Huabao International Holdings
                 Ltd. (b)                             30,104
         6,000 Luk Fook Holdings International
                 Ltd. (b)                             12,674
        38,000 Skyworth Digital Holdings
                 Ltd. (b)                             24,652
         8,500 SmarTone Telecommunications
                 Holdings Ltd. (b)                    12,864
                                                ------------
                                                     170,919
                                                ------------
               CANADA - 5.4%
        11,653 Alacer Gold Corp.                      20,801
         2,285 Bonavista Energy Corp.                  3,006
           567 Boyd Group Income Fund                 27,086
         2,042 Celestica, Inc. (d)                    22,579
           930 Centerra Gold, Inc.                     4,429
           571 Chartwell Retirement Residences         5,241
           129 Colliers International Group, Inc.      5,755
         2,432 Cott Corp.                             26,786


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               CANADA (CONTINUED)
           297 Descartes Systems Group,
                Inc. (d)                        $      5,976
           986 Detour Gold Corp. (d)                  10,268
         1,064 Enerflex Ltd.                          10,219
           131 Enghouse Systems Ltd.                   7,038
         5,738 First Quantum Minerals Ltd.            21,481
           976 Genworth MI Canada, Inc.               18,762
         4,267 Just Energy Group, Inc.                30,468
         7,443 Lundin Mining Corp. (d)                20,440
           747 North West Co., Inc.                   15,478
        17,987 OceanaGold Corp.                       34,318
           417 Sienna Senior Living, Inc.              4,864
         3,225 Silver Standard Resources,
                 Inc. (d)                             16,688
           326 Stella-Jones, Inc.                     12,371
           369 Transcontinental, Inc., Class A         4,603
           348 Uni-Select, Inc.                       17,230
           295 WestJet Airlines Ltd.                   4,341
         1,331 Whitecap Resources, Inc.                8,725
                                                ------------
                                                     358,953
                                                ------------
               CAYMAN ISLANDS - 2.2%
        36,000 Hengdeli Holdings Ltd. (b)              5,239
        21,500 Kingboard Chemical Holdings
                 Ltd. (b)                             34,149
        31,000 Lee & Man Paper Manufacturing
                 Ltd. (b)                             17,203
         8,000 NagaCorp Ltd. (b)                       5,039
        86,666 Superb Summit International
                 Group Ltd. (b) (d)                   10,959
       140,000 TCC International Holdings
                 Ltd. (b)                             25,737
       104,000 Truly International Holdings
                 Ltd. (b)                             24,852
        36,000 Xinyi Glass Holdings Ltd. (b)          21,036
                                                ------------
                                                     144,214
                                                ------------
               CYPRUS - 0.3%
         9,416 Prosafe SE (b)                         22,211
                                                ------------
               DENMARK - 0.6%
           658 Dfds A/S (b)                           25,541
           312 SimCorp A/S (b)                        17,592
                                                ------------
                                                      43,133
                                                ------------
               FRANCE - 1.6%
           306 Alten SA (b)                           17,708
           452 Altran Technologies S.A. (b)            6,054
           267 IPSOS (b)                               6,149
           201 Neopost S.A. (b)                        4,905
           122 Nexity S.A. (b)                         5,404
           537 Parrot S.A. (b) (d)                    15,739
           236 Sopra Group S.A. (b)                   27,752
           777 UBISOFT Entertainment (b) (d)          22,487
                                                ------------
                                                     106,198
                                                ------------
               GERMANY - 5.4%
         2,447 ADVA Optical Networking
                 SE (b) (d)                           29,546
           226 Aurelius SE & Co. KGaA (b)             11,731
           233 Bechtle AG (b)                         22,151


Page 90                 See Notes to Financial Statements

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND (FDTS)

DECEMBER 31, 2015

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (a) (CONTINUED)
               GERMANY (CONTINUED)
         4,691 Deutz AG (b)                     $     18,672
           273 ElringKlinger AG (b)                    6,930
            72 Gerresheimer AG (b)                     5,626
           132 GRENKELEASING AG (b)                   26,333
           217 Jungheinrich AG (b)                    17,897
           419 Nemetschek AG (b)                      20,798
           959 Nordex SE (b) (d)                      33,682
           878 PATRIZIA Immobilien AG (b) (d)         25,675
            91 Pfeiffer Vacuum Technology
                 AG (b)                                9,179
           342 Rheinmetall AG (b)                     22,733
           211 Salzgitter AG (b)                       5,156
           431 Sixt SE (b)                            21,927
           607 SMA Solar Technology AG (b) (d)        33,568
         1,447 Wacker Neuson SE (b)                   22,294
            73 XING AG (b)                            13,471
            83 zooplus AG (b) (d)                     13,081
                                                ------------
                                                     360,450
                                                ------------
               GREECE - 0.6%
         1,030 F F Group                              19,365
         3,024 Mytilineos Holdings S.A. (b)           12,029
         2,007 Public Power Corp. S.A. (b)             8,437
                                                ------------
                                                      39,831
                                                ------------
               HONG KONG - 2.0%
       198,000 China Aerospace International
                 Holdings Ltd. (b)                    26,638
       108,000 China South City Holdings
                 Ltd. (b)                             23,939
        14,000 China Travel International
                 Investment Hong Kong Ltd. (b)         5,855
        26,000 Hua Hong Semiconductor
                 Ltd. (b) (c) (d)                     25,180
         2,000 Shanghai Industrial Holdings
                 Ltd. (b)                              5,234
        69,995 Shun Tak Holdings Ltd. (b)             26,277
        26,000 Tianjin Development Holdings
                 Ltd. (b)                             15,713
        32,000 Yuexiu Property Co., Ltd. (b)           5,509
                                                ------------
                                                     134,345
                                                ------------
               IRELAND - 0.3%
         1,075 Irish Continental Group PLC             6,325
         1,373 UDG Healthcare PLC (b)                 12,105
                                                ------------
                                                      18,430
                                                ------------
               ITALY - 1.6%
           693 Amplifon S.p.A. (b)                     6,003
         1,151 Astaldi S.p.A. (b)                      7,001
           395 ASTM S.p.A.                             4,958
           225 Banca IFIS S.p.A. (b)                   7,010
         2,918 Cementir Holding S.p.A. (b)            18,561
           538 Danieli & C Officine Meccaniche
                 S.p.A (b)                            10,264
         1,267 Esprinet S.p.A. (b)                    11,659
         2,491 Geox S.p.A. (b) (d)                    10,999
         3,213 Iren S.p.A (b)                          5,185
           276 MARR S.p.A. (b)                         5,703


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               ITALY (CONTINUED)
         9,868 Saras S.p.A (b) (d)              $     19,028
                                                ------------
                                                     106,371
                                                ------------
               JAPAN - 47.7%
           400 Adastria Co., Ltd. (b)                 22,383
           400 Ai Holdings Corp. (b)                  10,147
         4,000 Aichi Steel Corp. (b)                  18,737
           500 Ain Pharmaciez, Inc. (b)               23,839
         2,300 Aisan Industry Co., Ltd. (b)           23,618
         2,400 Alpine Electronics, Inc. (b)           37,302
           700 ASKUL Corp. (b)                        28,126
           600 Belc Co., Ltd. (b)                     21,912
         3,000 Calsonic Kansei Corp. (b)              26,448
         1,000 Canon Electronics, Inc. (b)            16,465
         5,000 Central Glass Co., Ltd. (b)            22,933
           300 Chiyoda Co., Ltd. (b)                   9,335
         2,000 Chugoku Marine Paints Ltd. (b)         14,689
         1,900 CKD Corp. (b)                          18,886
           700 Cocokara fine, Inc. (b)                31,426
           800 Create Restaurants Holdings,
                 Inc. (b)                             22,149
         1,500 Create SD Holdings Co., Ltd. (b)       36,709
         2,400 Daikyonishikawa Corp. (b)              44,418
         3,000 Denka Co., Ltd. (b)                    13,293
           400 Descente Ltd. (b)                       5,073
           700 DTS Corp. (b)                          15,935
         3,000 Ebara Corp. (b)                        14,256
           300 Enplas Corp. (b)                       10,792
           700 Exedy Corp. (b)                        16,918
           700 FCC Co., Ltd. (b)                      14,889
           800 Foster Electric Co., Ltd. (b)          17,398
         3,000 Fuji Machine Manufacturing Co.,
                 Ltd. (b)                             31,537
           300 Fujicco Co., Ltd. (b)                   5,240
           800 Fujimi, Inc. (b)                       11,074
         5,000 Furukawa Co., Ltd. (b)                 10,270
         7,000 Furukawa-Sky Aluminum
                 Corp. (b)                            16,355
         1,600 Geo Holdings Corp. (b)                 25,180
           300 GMO Payment Gateway, Inc. (b)          14,247
           600 H2O Retailing Corp. (b)                11,725
         1,000 Hitachi Kokusai Electric,
                Inc. (b)                              13,594
           700 Hitachi Maxell Ltd. (b)                12,432
         1,000 Hitachi Transport System Ltd. (b)      17,438
         3,000 Hokkoku Bank Ltd. (b)                   9,958
         1,600 Ibiden Co., Ltd. (b)                   22,938
           500 IT Holdings Corp. (b)                  11,424
         3,000 Itoham Foods, Inc. (b)                 17,381
           500 Jafco Co., Ltd. (b)                    19,492
           500 Jamco Corp. (b)                        16,755
         1,000 Japan Aviation Electronics
                 Industry Ltd. (b)                    14,345
         1,800 Japan Display, Inc. (b)                 5,186
         1,000 Japan Petroleum Exploration
                 Co. (b)                              26,857
         2,000 Juroku Bank Ltd. (b)                    7,914
           900 Kanamoto Co., Ltd. (b)                 22,761
         2,000 Kandenko Co., Ltd. (b)                 13,419


                        See Notes to Financial Statements                Page 91

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND (FDTS)

DECEMBER 31, 2015

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (a) (CONTINUED)
               JAPAN (CONTINUED)
         2,400 Kasai Kogyo Co., Ltd. (b)        $     34,661
        10,000 Kawasaki Kisen Kaisha Ltd. (b)         21,408
         1,500 Keihin Corp. (b)                       26,302
         4,700 Kitz Corp. (b)                         21,112
           600 Kobe Bussan Co., Ltd. (b)              19,021
           800 Kohnan Shoji Co., Ltd. (b)             11,221
         1,500 Kokuyo Co., Ltd. (b)                   16,219
         1,700 Konoike Transport Co., Ltd. (b)        22,482
         6,000 Kureha Corp. (b)                       23,120
         1,100 Kuroda Electric Co., Ltd. (b)          20,322
           500 Kusuri No Aoki Co., Ltd. (b)           24,405
         4,000 KYB Corp. (b)                          12,103
           300 Kyoei Steel Ltd. (b)                    5,370
         1,000 Kyudenko Corp. (b)                     17,913
         4,000 Makino Milling Machine Co.,
                 Ltd. (b)                             30,097
           100 Matsumotokiyoshi Holdings Co.,
                 Ltd. (b)                              5,103
         1,400 Megmilk Snow Brand Co.,
                 Ltd. (b)                             36,000
         1,200 Ministop Co., Ltd. (b)                 23,264
         1,200 Mirait Holdings Corp. (b)               9,887
         1,600 Mitsuba Corp. (b)                      24,736
         6,000 Mitsubishi Gas Chemical Co.,
                 Inc. (b)                             30,681
        12,000 Mitsui Mining & Smelting Co.,
                 Ltd. (b)                             22,252
         3,000 Mitsui Sugar Co., Ltd. (b)             13,505
         4,700 Mitsumi Electric Co., Ltd. (b)         26,618
         2,100 Mori Seiki Co., Ltd. (b)               24,427
         4,000 Morinaga & Co., Ltd. (b)               21,042
         4,000 Morinaga Milk Industry Co.,
                 Ltd. (b)                             18,221
           900 Musashi Seimitsu Industry Co.,
                 Ltd. (b)                             18,355
         3,600 Namura Shipbuilding Co.,
                 Ltd. (b)                             29,586
         2,700 Next Co., Ltd. (b)                     33,090
           500 NHK Spring Co., Ltd. (b)                5,013
           200 Nichi-iko Pharmaceutical Co.,
                 Ltd. (b)                              4,766
           700 Nihon Chouzai Co., Ltd. (b)            27,675
         2,300 Nihon Nohyaku Co., Ltd. (b)            14,381
           600 Nikkon Holdings Co., Ltd. (b)          11,959
         3,000 Nippon Flour Mills Co., Ltd. (b)       21,522
         1,400 Nippon Paper Industries Co.,
                 Ltd. (b)                             22,646
         4,000 Nippon Road (The) Co., Ltd. (b)        19,713
         1,000 Nippon Seiki Co., Ltd. (b)             22,971
        12,000 Nippon Sheet Glass Co., Ltd. (b)        9,662
         5,000 Nippon Soda Co., Ltd. (b)              29,752
         4,000 Nippon Steel & Sumikin Bussan
                 Corp. (b)                            13,663
         1,800 Nippon Suisan Kaisha Ltd. (b)          10,074
         3,000 Nippon Synthetic Chemical
                 Industry (The) Co., Ltd. (b)         21,498
         1,300 Nishio Rent All Co., Ltd. (b)          35,710


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               JAPAN (CONTINUED)
           800 Nissha Printing Co., Ltd. (b)    $     15,536
         2,400 Nisshin Steel Co., Ltd. (b)            25,305
         1,900 Nisshinbo Holdings, Inc. (b)           20,021
         1,400 Nissin Kogyo Co., Ltd. (b)             20,308
           700 Nomura Co., Ltd. (b)                   10,757
         1,200 NS Solutions Corp. (b)                 27,343
        11,000 NS United Kaiun Kaisha Ltd. (b)        19,577
         5,000 Ogaki Kyoritsu Bank Ltd. (b)           20,159
         2,000 Okamoto Industries, Inc. (b)           18,164
         1,700 Okamura Corp. (b)                      16,944
        13,000 Oki Electric Industry Co.,
                 Ltd. (b)                             16,273
           500 Okinawa Electric Power (The)
                 Co., Inc. (b)                        12,975
         3,000 OKUMA Corp. (b)                        24,261
         1,400 Open House Co., Ltd. (b)               26,884
         2,600 Pacific Industrial Co., Ltd. (b)       28,708
         1,200 Paltac Corp. (b)                       21,325
         5,600 Penta-Ocean Construction Co.,
                 Ltd. (b)                             23,397
           300 Piolax, Inc. (b)                       16,957
         9,700 Pioneer Corp. (b) (d)                  26,703
         5,500 Press Kogyo Co., Ltd. (b)              23,878
           700 Pressance Corp. (b)                    23,197
           100 Relo Holdings, Inc. (b)                12,071
         6,000 Ryobi Ltd. (b)                         25,366
         1,000 S Foods, Inc. (b)                      17,512
           700 Saizeriya Co., Ltd. (b)                17,568
         2,000 Sanden Holdings Corp. (b)               6,377
         5,000 Sanken Electric Co., Ltd. (b)          17,517
         2,000 Sanyo Chemical Industries
                 Ltd. (b)                             15,816
         3,000 Sanyo Denki Co., Ltd. (b)              18,643
         4,000 Sanyo Special Steel Co., Ltd. (b)      18,884
         2,000 Seiko Holdings Corp. (b)               11,292
           500 Seiren Co., Ltd. (b)                    5,400
         4,000 Senko Co., Ltd. (b)                    26,965
         1,400 Shibuya Corp. (b)                      20,775
         4,700 Shinko Electric Industries Co.,
                 Ltd. (b)                             30,131
         3,300 Showa Corp. (b)                        30,619
           600 Siix Corp. (b)                         18,466
           900 SMS Co., Ltd. (b)                      18,895
         5,600 Sojitz Corp. (b)                       11,752
         3,000 Sumitomo Seika Chemicals Co.,
                 Ltd. (b)                             18,253
           700 T-Gaia Corp. (b)                        7,965
         3,000 Taihei Dengyo Kaisha Ltd. (b)          31,062
           800 Taiyo Yuden Co., Ltd. (b)              11,064
           400 Takasago Thermal Engineering
                 Co., Ltd. (b)                         5,849
         1,000 Takata Corp. (b)                        6,660
         2,000 Takuma Co., Ltd. (b)                   16,412
           600 Tamron Co., Ltd. (b)                   11,069
           700 THK Co., Ltd. (b)                      12,974
        11,000 Toa Corp. (b)                          28,837
         1,400 Toagosei Co., Ltd. (b)                 11,970
         3,000 Toenec Corp. (b)                       19,829


Page 92                 See Notes to Financial Statements

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND (FDTS)

DECEMBER 31, 2015

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (a) (CONTINUED)
               JAPAN (CONTINUED)
           500 Toho Holdings Co., Ltd. (b)      $     12,154
         1,800 Toho Titanium Co., Ltd. (b)            14,672
           300 Token Corp. (b)                        23,156
           900 Tokyo Seimitsu Co., Ltd. (b)           19,954
         1,900 Tokyo Steel Manufacturing Co.,
                 Ltd. (b)                             11,796
         3,200 Tokyu Construction Co., Ltd. (b)       23,955
           800 Topre Corp. (b)                        18,349
         3,000 Toshiba Machine Co., Ltd. (b)          10,175
         4,000 Toyo Ink SC Holdings Co.,
                 Ltd. (b)                             16,328
           700 TPR Co., Ltd. (b)                      19,688
           300 Trancom Co., Ltd. (b)                  16,678
           400 Trusco Nakayama Corp. (b)              15,564
           800 TS Tech Co., Ltd. (b)                  20,691
         3,000 Tsubakimoto Chain Co. (b)              23,100
         6,000 Ube Industries Ltd. (b)                12,679
           600 Unipres Corp. (b)                      13,554
           400 United Arrows Ltd. (b)                 17,244
           800 Valor Holdings Co., Ltd. (b)           18,867
         2,300 Wakita & Co., Ltd. (b)                 19,822
           300 Yaoko Co., Ltd. (b)                    12,587
         2,000 Yokohama Reito Co., Ltd. (b)           17,510
         1,300 Yorozu Corp. (b)                       29,584
         3,000 Yurtec Corp. (b)                       28,332
         1,000 Zeon Corp. (b)                          8,046
                                                ------------
                                                   3,178,276
                                                ------------
               JERSEY - 0.4%
        28,314 Centamin PLC (b)                       26,814
                                                ------------
               NETHERLANDS - 1.0%
           162 ASM International N.V. (b)              6,351
           677 BE Semiconductor Industries
                 N.V. (b)                             13,605
           915 Corbion N.V. (b)                       22,154
         4,501 Koninklijke BAM Groep
                 N.V. (b) (d)                         25,022
         1,590 SRH N.V. (b) (d)                            0
                                                ------------
                                                      67,132
                                                ------------
               NEW ZEALAND - 0.4%
         3,332 Air New Zealand Ltd. (b)                6,720
         3,518 SKY Network Television Ltd. (b)        11,020
         1,234 Z Energy Ltd. (b)                       5,698
                                                ------------
                                                      23,438
                                                ------------
               NORWAY - 1.6%
         2,597 Entra ASA (b) (c)                      20,884
           146 Leroey Seafood Group ASA (b)            5,427
           670 Norwegian Air Shuttle ASA (b) (d)      24,338
       149,572 REC Silicon ASA (b) (d)                30,075
           851 TGS Nopec Geophysical Co.
                 ASA (b)                              13,545
         1,116 Tomra Systems ASA (b)                  12,018
                                                ------------
                                                     106,287
                                                ------------
               PORTUGAL - 0.3%
         1,301 Altri SGPS S.A. (b)                     6,734


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               PORTUGAL (CONTINUED)
         5,247 REN - Redes Energeticas
                 Nacionais SGPS S.A. (b)        $     15,852
                                                ------------
                                                      22,586
                                                ------------
               SINGAPORE - 1.0%
        57,200 Ezion Holdings Ltd. (b)                24,486
        38,500 Neptune Orient Lines Ltd. (b) (d) 33,246 10,500 Q&M Dental Group Singapore
                 Ltd. (b)                              5,170
         4,500 Wing Tai Holdings Ltd. (b)              5,559
                                                ------------
                                                      68,461
                                                ------------
               SOUTH KOREA - 9.4%
           397 CJ Freshway Corp. (b)                  27,979
            39 Crown Confectionery Co.,
                 Ltd. (b)                             17,893
           651 Daekyo Co., Ltd. (b)                    4,932
         1,062 Daou Technology, Inc. (b)              19,481
           440 Dongbu HiTek Co., Ltd. (b) (d)          5,300
           870 Dongkuk Steel Mill Co.,
                 Ltd. (b) (d)                          4,219
           593 DuzonBizon Co., Ltd. (b)               10,269
           171 Hana Tour Service, Inc. (b)            16,632
           158 Handsome Co., Ltd. (b)                  5,436
           140 Hanil Cement Co., Ltd. (b)             12,548
         1,028 Hankook Tire Worldwide Co.,
                 Ltd. (b)                             15,273
           337 Hansae Co., Ltd. (b)                   15,082
         4,213 Hanwha General Insurance Co.,
                 Ltd. (b) (d)                         27,945
         1,586 Humax Co., Ltd. (b)                    22,850
           336 Hyundai Corp. (b)                       8,133
           727 Hyundai Greenfood Co., Ltd. (b)        15,271
           615 Hyundai Marine & Fire Insurance
                 Co., Ltd. (b)                        18,844
         1,946 Interpark Holdings Corp. (b)           18,141
         3,075 JB Financial Group Co., Ltd. (b)       14,348
         1,276 Jcontentree Corp. (b) (d)               6,042
           216 KISCO Corp. (b)                         7,418
            92 Kolon Corp. (b)                         5,954
           283 KONA I Co., Ltd. (b)                    8,192
           243 Korea Electric Terminal Co.,
                 Ltd. (b)                             20,303
           126 Korea Kolmar Co., Ltd. (b)             10,105
            82 Korea Kolmar Holdings Co.,
                 Ltd. (b)                              4,510
           149 Korea Petro Chemical Ind. Co.,
                 Ltd. (b)                             21,505
         2,176 Korean Reinsurance Co. (b)             26,163
            18 Lotte Food Co., Ltd. (b)               14,462
           485 Modetour Network, Inc. (b)             13,853
            17 NongShim Co., Ltd. (b)                  6,349
           247 Poongsan Corp. (b)                      5,756
           374 S&T Motiv Co., Ltd. (b)                27,276
            20 Samlip General Foods Co.,
                 Ltd. (b)                              4,676
         1,030 Seah Besteel Corp. (b)                 24,044
           105 Shinsegae Co., Ltd. (b)                20,429
            62 Shinsegae Food Co., Ltd. (b)            9,073


                        See Notes to Financial Statements                Page 93

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND (FDTS)

DECEMBER 31, 2015

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (a) (CONTINUED)
               SOUTH KOREA (CONTINUED)
         1,667 SL Corp. (b)                     $     24,419
           145 Soulbrain Co., Ltd. (b)                 4,983
           952 Ssangyong Cement Industrial Co.,
                 Ltd. (b) (d)                         13,213
         2,355 Sungwoo Hitech Co., Ltd. (b)           17,900
           874 Tongyang Life Insurance Co.,
                 Ltd. (b)                              8,642
           969 Toptec Co., Ltd. (b)                   22,255
           194 Webzen, Inc. (b) (d)                    3,866
           395 WeMade Entertainment Co.,
                  Ltd. (b)                            12,415
                                                ------------
                                                     624,379
                                                ------------
               SPAIN - 0.0%
         7,167 Abengoa S.A. (b)                        3,184
           533 Let's GOWEX S.A. (b) (d) (e)                0
           215 Pescanova S.A. (b) (d) (e)                  0
                                                ------------
                                                       3,184
                                                ------------
               SWEDEN - 1.6%
           128 Avanza Bank Holding AB (b)              5,559
           935 Betsson AB (b)                         17,134
           492 Hemfosa Fastigheter AB (b)              5,466
           303 Intrum Justitia AB (b)                 10,311
         1,560 Kungsleden AB (b)                      11,147
           377 NetEnt AB (b)                          21,972
         1,719 Nobia AB (b)                           21,510
         5,590 SAS AB (b) (d)                         16,110
                                                ------------
                                                     109,209
                                                ------------
               SWITZERLAND - 0.8%
            13 Emmi AG (b)                             5,833
           311 Gategroup Holding AG (b)               13,643
            37 Tecan Group AG (b)                      5,994
            52 U-Blox AG (b)                          11,068
            51 VZ Holding AG (b)                      14,994
                                                ------------
                                                      51,532
                                                ------------
               UNITED KINGDOM - 3.9%
           595 Abcam PLC (b)                           5,828
         1,393 African Barrick Gold PLC (b)            3,673
         2,490 Cineworld Group PLC (b)                20,644
         2,420 Crest Nicholson Holdings
                 PLC (b)                              19,828
         1,135 Dairy Crest Group PLC (b)              11,359
           291 Dignity PLC (b)                        10,920
         7,078 Drax Group PLC (b)                     25,483
         3,536 Firstgroup PLC (b) (d)                  5,588
           436 Galliford Try PLC (b)                   9,797
         2,540 Home Retail Group PLC (b)               3,721
         1,723 Hunting PLC (b)                         7,761
           256 Kier Group PLC (b)                      5,245
           917 Laird PLC (b)                           4,793
         2,283 Northgate PLC (b)                      13,222
         3,542 OneSavings Bank PLC (b)                18,547
         1,136 Savills PLC (b)                        14,851
         4,158 St Modwen Properties PLC (b)           25,442
           254 SuperGroup PLC (b)                      6,156
         2,958 SVG Capital PLC (b) (d)                21,435


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               UNITED KINGDOM (CONTINUED)
         2,116 Unite Group PLC (b)              $     20,442
           980 Vesuvius PLC (b)                        4,826
                                                ------------
                                                     259,561
                                                ------------
               TOTAL COMMON STOCKS                 6,456,033
               (Cost $6,388,315)                ------------

               REAL ESTATE INVESTMENT
                 TRUSTS (a) - 3.3%
               AUSTRALIA - 0.3%
         9,552 Growthpoint Properties Australia
                 Ltd. (b)                             21,345
                                                ------------
               CANADA - 0.4%
           247 Canadian Apartment Properties
                 REIT                                  4,791
         3,968 Dream Global Real Estate
                 Investment Trust                     24,834
                                                ------------
                                                      29,625
                                                ------------
               HONG KONG - 0.3%
        31,000 Yuexiu Real Estate Investment
                 Trust (b)                            16,618
                                                ------------
               SINGAPORE - 0.8%
        15,600 Keppel REIT (b)                        10,218
         5,900 Mapletree Commercial Trust (b)          5,402
        32,000 Mapletree Greater China
                 Commercial Trust (b)                 20,601
        15,000 Mapletree Industrial Trust (b)         16,065
                                                ------------
                                                      52,286
                                                ------------
               UNITED KINGDOM - 1.5%
        11,448 Hansteen Holdings PLC (b)              19,404
         8,420 Londonmetric Property PLC (b)          20,341
         3,516 Safestore Holdings PLC (b)             18,485
         8,128 Tritax Big Box REIT PLC                15,541
         1,841 Workspace Group PLC (b)                25,928
                                                ------------
                                                      99,699
                                                ------------
               TOTAL REAL ESTATE
                 INVESTMENT TRUSTS                   219,573
               (Cost $226,457)                  ------------
               TOTAL INVESTMENTS - 100.2%          6,675,606
               (Cost $6,614,772) (f)
               NET OTHER ASSETS AND
                 LIABILITIES - (0.2%)                (10,782)
                                                ------------
               NET ASSETS - 100.0%              $  6,664,824
                                                ============

(a) Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At December 31, 2015, securities noted as such are valued at $6,240,839 or 93.6% of net assets. Certain of these securities are fair valued using a factor provided by an independent pricing service due to the change in value between the foreign markets' close and the NYSE close exceeding a certain threshold. On days when this threshold is not


Page 94                 See Notes to Financial Statements

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND (FDTS)

DECEMBER 31, 2015

      exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.

(c) This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

(d)   Non-income producing security.

(e)   This borrower has filed for protection in bankruptcy court.

(f) Aggregate cost for federal income tax purposes is $6,662,772. As of December 31, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $633,562 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $620,728.

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of December 31, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                        LEVEL 2       LEVEL 3
                             TOTAL        LEVEL 1     SIGNIFICANT   SIGNIFICANT
                           VALUE AT       QUOTED      OBSERVABLE    UNOBSERVABLE
INVESTMENTS               12/31/2015      PRICES         INPUT         INPUT
--------------------------------------------------------------------------------
Common Stocks:
  Canada                   $  358,953     $358,953    $       --      $    --
  Greece                       39,831       19,365        20,466           --
  Ireland                      18,430        6,325        12,105           --
  Italy                       106,371        4,958       101,413           --
  Netherlands                  67,132           --        67,132           --**
  Spain                         3,184           --         3,184           --**
  Other Country
  Categories*               5,862,132           --     5,862,132           --
                           -----------------------------------------------------
Total Common
  Stocks                    6,456,033      389,601     6,066,432           --**
                           -----------------------------------------------------
Real Estate
Investment Trusts:
  Canada                       29,625       29,625            --           --
  United Kingdom               99,699       15,541        84,158           --
  Other Country
  Categories*                  90,249           --        90,249           --
                           -----------------------------------------------------
Total Real Estate
  Investment Trusts           219,573       45,166       174,407           --
                           -----------------------------------------------------
Total Investments          $6,675,606     $434,767    $6,240,839      $    --**
                           =====================================================


*   See portfolio of investments for country breakout.
**  Investment is valued at $0.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of December 31, 2015, the Fund transferred investments valued at $18,834 from Level 1 to Level 2, $4,958 from Level 2 to Level 1 and $10,959 from Level 3 to Level 2 of the fair value hierarchy. The investments that transferred from Level 1 to Level 2 did so as a result of being fair valued using a factor provided by a pricing service due to the change in value between the foreign markets' close and the NYSE close on December 31, 2015 exceeding a certain threshold. Previously these securities were valued based on quoted prices. The investments that transferred from Level 2 to Level 1 did so as a result of being valued using quoted prices. Previously, these securities were fair valued using a factor provided by a pricing service due to the change in value between the foreign markets' close and the NYSE close on December 31, 2015 exceeding a certain threshold. The investment that transferred from Level 3 to Level 2 did so as a result of being fair valued with more recent transaction data.

Level 3 common stocks are fair valued by the Advisor's Pricing Committee. The Trust's Board of Trustees has adopted valuation procedures that are utilized by the Advisor's Pricing Committee to oversee the day-to-day valuation of the Fund's investments. The Advisor's Pricing Committee, through the Fund's fund accounting agent, monitors daily pricing via tolerance checks and stale and unchanged price reviews. The Advisor's Pricing Committee also reviews monthly back testing of pricing service prices by comparing sales prices of Fund investments to prior day pricing service prices. Additionally, the Advisor's Pricing Committee reviews periodic information from the Fund's third-party pricing service that compares secondary market trade prices to their daily valuations.

The following table presents the activity of the Fund's investments measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period presented.


BEGINNING BALANCE AT DECEMBER 31, 2014
  Common Stocks                                 $     16,317
Net Realized Gain (Loss)                                  --
Net Change in Unrealized
  Appreciation/Depreciation                           (5,358)
Purchases                                                 --
Sales                                                     --
Transfers In                                              --
Transfers Out                                        (10,959)
ENDING BALANCE AT DECEMBER 31, 2015
  Common Stocks                                           --**
                                                ------------
Total Level 3 holdings                          $         --**
                                                ============

Net change in unrealized appreciation/depreciation from Level 3 investments held as of December 31, 2015, was $0 and is included in "Net change in unrealized appreciation (depreciation) on investments" on the Statements of Operations.

CURRENCY EXPOSURE
DIVERSIFICATION                       % OF TOTAL INVESTMENTS
------------------------------------------------------------
Japanese Yen                                           47.6%
Euro                                                   11.3
South Korean Won                                        9.4
Hong Kong Dollar                                        6.4
British Pound Sterling                                  6.0
Canadian Dollar                                         5.8
Australian Dollar                                       5.8
Norwegian Krone                                         2.5
Singapore Dollar                                        1.8
Swedish Krona                                           1.6
Swiss Franc                                             0.8
Danish Krone                                            0.6
New Zealand Dollar                                      0.4
                                                     -------
TOTAL                                                 100.0%
                                                     =======


                        See Notes to Financial Statements                Page 95

FIRST TRUST EMERGING MARKETS SMALL CAP ALPHADEX(R) FUND (FEMS)

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2015

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (a) - 98.4%
               BERMUDA - 3.3%
       727,999 AVIC International Holding
                 HK Ltd. (b) (c)                $     73,611
       637,143 CGN New Energy Holdings
                 Co., Ltd. (b) (c)                   138,790
       231,144 China Foods Ltd. (b) (c)              101,399
       292,001 China Singyes Solar Technologies
                 Holdings Ltd. (b)                   208,879
        76,286 Nine Dragons Paper Holdings
                 Ltd. (b)                             44,797
     4,397,806 REXLot Holdings Ltd. (b)              249,680
                                                ------------
                                                     817,156
                                                ------------
               BRAZIL - 12.0%
        84,377 Banco do Estado do Rio Grande
                 do Sul S.A. (Preference
                 Shares) (b)                         124,682
        71,744 Centrais Eletricas Brasileiras
                 S.A. (Preference Shares) (b)        188,439
         3,847 Cia de Transmissao de Energia
                 Electrica Paulista
                 (Preference Shares) (b)              44,396
       112,261 Cia Energetica de Minas Gerais
                 (Preference Shares) (b)             173,079
        24,042 Cia Paranaense de Energia
                 (Preference Shares) (b)             146,851
        56,932 Cyrela Brazil Realty S.A.
                 Empreendimentos e
                 Participacoes (b)                   107,663
        26,691 Duratex S.A. (b)                       39,712
        68,354 EDP - Energias do Brasil S.A. (b) 207,398 57,329 Eletropaulo Metropolitana
                 Eletricidade de Sao Paulo S.A.
                 (Preference Shares) (b) (c)         121,177
        23,175 Equatorial Energia S.A. (b)           200,441
        22,261 Estacio Participacoes S.A. (b)         77,964
        67,880 Ez Tec Empreendimentos e
                 Participacoes S.A. (b)              218,313
       114,765 Gerdau S.A. (Preference
                 Shares) (b)                         133,691
        67,939 Light S.A. (b)                        169,569
       109,442 Marfrig Global Foods S.A. (b) (c)     175,020
        58,824 Minerva S.A. (b) (c)                  197,164
       103,081 MRV Engenharia e Participacoes
                 S.A. (b)                            225,369
       112,502 Oi S.A. (Preference Shares) (b) (c)    55,191
       102,575 QGEP Participacoes S.A. (b)           150,200
        12,010 Sao Martinho S.A. (b)                 138,666
         6,858 Valid Solucoes e Servicos de
                 Seguranca em Meios de
                 Pagamento e Identificacao
                 SA (b)                               73,498
                                                ------------
                                                   2,968,483
                                                ------------
               CAYMAN ISLANDS - 16.0%
       379,744 Agile Property Holdings Ltd. (b) 210,796 652,925 China Dongxiang Group Co.,
                 Ltd. (b)                            155,390
       203,001 China High Speed Transmission
                 Equipment Group Co.,
                 Ltd. (b) (c)                        162,484


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               CAYMAN ISLANDS (CONTINUED)
       195,326 China Lesso Group Holdings
                 Ltd. (b)                       $    135,548
     2,484,048 China Lumena New Materials
                 Corp. (b) (c)                             0
        11,550 China Metal Recycling
                 Holdings Ltd. (b) (c)                     0
       299,195 China Shanshui Cement
                 Group Ltd. (b) (c)                   60,611
        95,567 China ZhengTong Auto Services
                 Holdings Ltd. (b)                    43,764
        21,541 Chlitina Holding Ltd. (b)             223,367
       885,522 CIFI Holdings Group Co., Ltd. (b)     196,395
        68,285 CIMC Enric Holdings Ltd. (b)           39,696
     1,051,429 Coolpad Group Ltd. (b)                209,092
       458,858 Credit China Holdings Ltd. (b)        180,750
       388,635 Fufeng Group Ltd. (b)                 174,790
       110,092 Greentown China
                 Holdings Ltd. (b) (c)               108,355
       757,835 Kaisa Group Holdings Ltd. (b) (c)     114,408
       300,494 KWG Property Holding Ltd. (b)         221,128
       514,642 Shui On Land Ltd. (b)                 140,652
       619,999 Shunfeng International Clean
                 Energy Ltd. (b) (c)                 156,226
        12,129 Silergy Corp. (b)                     124,161
       302,285 Sunac China Holdings Ltd. (b)         232,268
        79,037 Sunny Optical Technology
                 Group Co., Ltd. (b)                 180,264
       109,571 TCL Communication Technology
                 Holdings Ltd. (b)                    80,304
       325,789 Tianneng Power International
                 Ltd. (b) (c)                        272,572
       104,941 Wisdom Marine Lines Co.,
                 Ltd. (b)                            115,367
       478,714 Yingde Gases Group Co., Ltd. (b)      220,178
       509,170 Yuzhou Properties Co., Ltd. (b)       136,346
        97,213 Zhongsheng Group Holdings
                 Ltd. (b)                             58,466
                                                ------------
                                                   3,953,378
                                                ------------
               CHILE - 0.5%
        28,407 E.CL SA                                39,089
        47,692 Vina Concha y Toro SA                  71,616
                                                ------------
                                                     110,705
                                                ------------
               CHINA - 3.7%
       299,320 Beijing Capital Land Ltd. (b)         136,501
       490,261 China National Materials
                 Co., Ltd. (b)                        93,035
       446,144 China Suntien Green Energy
                 Corp., Ltd. (b)                      71,647
       144,000 Harbin Electric Co., Ltd. (b)          67,876
       188,118 Kama Co., Ltd. (b) (c)                260,806
        18,851 Shandong Airlines Co., Ltd. (b)        60,363
       326,156 Xiamen International
                 Port Co., Ltd. (b)                   79,055
       149,857 Xinhua Winshare Publishing
                 and Media Co., Ltd. (b)             135,855
                                                ------------
                                                     905,138
                                                ------------


Page 96                 See Notes to Financial Statements

FIRST TRUST EMERGING MARKETS SMALL CAP ALPHADEX(R) FUND (FEMS)

DECEMBER 31, 2015

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (a) (CONTINUED)
               EGYPT - 0.6%
       460,604 Palm Hills Developments
                 SAE (c)                        $    143,533
                                                ------------
               HONG KONG - 0.6%
       190,571 BYD Electronic International
                 Co., Ltd. (b) (c)                   101,590
       209,143 MMG Ltd. (b) (c)                       39,246
                                                ------------
                                                     140,836
                                                ------------
               INDIA - 6.3%
       127,993 Adani Enterprises Ltd. (b)            161,021
        27,782 Arvind Ltd. (b)                       150,338
        38,157 Bank of India (b)                      65,977
        73,082 Hindalco Industries Ltd. (b)           93,109
        22,991 Rajesh Exports Ltd. (b)               236,234
         6,878 Reliance Capital Ltd. (b)              45,284
        76,259 Reliance Communications
                 Ltd. (b) (c)                        101,625
        29,745 Reliance Infrastructure Ltd. (b)      244,872
         6,357 Strides Shasun Ltd. (b)               122,918
        59,065 Union Bank of India (b)               131,310
        80,814 Vakrangee Ltd. (b)                    213,195
                                                ------------
                                                   1,565,883
                                                ------------
               INDONESIA - 3.0%
     4,316,960 Adaro Energy Tbk PT (b)               159,524
        98,700 AKR Corporindo Tbk PT (b)              51,039
     5,481,583 Alam Sutera Realty Tbk PT (b)         134,767
     1,021,936 Lippo Karawaci Tbk PT (b)              76,482
     1,744,391 Pakuwon Jati Tbk PT (b)                62,070
       333,271 Pembangunan Perumahan
                 Persero Tbk PT (b)                   92,912
       205,295 Tambang Batubara Bukit Asam
                 Persero Tbk PT (b)                   66,571
       745,024 Waskita Karya Persero
                 Tbk PT (b)                           89,436
                                                ------------
                                                     732,801
                                                ------------
               LUXEMBOURG - 0.7%
        13,322 Kernel Holding SA (b)                 162,815
                                                ------------
               MALAYSIA - 3.9%
        67,200 Cahya Mata Sarawak Bhd (b)             80,145
        89,700 Kossan Rubber Industries (b)          194,048
       123,300 My EG Services Bhd (b)                123,449
       110,100 Sunway Bhd (b)                         78,899
        85,900 Top Glove Corp. Bhd (b)               271,466
       601,600 VS Industry Bhd (b)                   219,379
                                                ------------
                                                     967,386
                                                ------------
               MEXICO - 2.3%
        53,199 Alsea SAB de C.V.                     185,176
         7,385 Banregio Grupo Financiero
                 SAB de C.V.                          37,712
       132,052 Controladora Vuela Cia de
                 Aviacion SAB de C.V. (c)            227,104
        23,905 Grupo Aeroportuario del
                 Centro Norte SAB de C.V.            116,428
                                                ------------
                                                     566,420
                                                ------------


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               PHILIPPINES - 1.5%
        85,140 Cebu Air, Inc. (b)               $    149,011
       553,300 D&L Industries, Inc. (b)              107,444
     1,098,800 Vista Land & Lifescapes, Inc. (b)     120,639
                                                ------------
                                                     377,094
                                                ------------
               POLAND - 4.1%
         5,550 Asseco Poland S.A. (b)                 79,870
           914 CCC S.A. (b)                           32,175
        27,826 CD Projekt S.A. (b) (c)               157,090
        55,467 Enea S.A. (b)                         159,165
        35,557 Energa S.A. (b)                       114,466
        16,771 Eurocash S.A. (b)                     206,678
         5,362 Grupa Lotos S.A. (b) (c)               36,883
        41,230 Orange Polska S.A.                     68,951
       228,459 Tauron Polska Energia S.A. (b)        167,382
                                                ------------
                                                   1,022,660
                                                ------------
               RUSSIA - 0.2%
    43,877,784 Federal Grid Co. Unified
                 Energy System PJSC (b)               35,716
                                                ------------
               SOUTH AFRICA - 8.2%
        12,518 Astral Foods Ltd.                      93,895
        12,448 AVI Ltd. (b)                           62,197
        14,456 Barloworld Ltd. (b)                    58,148
        18,199 Clicks Group Ltd. (b)                 104,774
        35,388 DataTec Ltd.                          117,846
         7,339 EOH Holdings Ltd. (b)                  64,007
        51,902 Exxaro Resources Ltd. (b)             147,444
        16,147 Famous Brands Ltd. (b)                135,357
         6,430 Imperial Holdings Ltd. (b)             49,843
        12,673 JSE Ltd. (b)                          104,641
        35,159 Lewis Group Ltd. (b)                  124,558
        37,701 Peregrine Holdings Ltd.                71,428
        41,098 Pick n Pay Stores Ltd. (b)            172,630
        35,736 Reunert Ltd.                          157,779
         7,235 Santam Ltd. (b)                        88,386
       104,198 Sibanye Gold Ltd. (b)                 158,040
        14,728 SPAR Group (The) Ltd. (b)             175,238
        37,688 Super Group Ltd. (b) (c)               92,469
         4,909 Wilson Bayly Holmes-Ovcon
                 Ltd. (b)                             36,035
                                                ------------
                                                   2,014,715
                                                ------------
               TAIWAN - 20.8%
        42,736 Adlink Technology, Inc. (b)            98,307
        28,904 Chin-Poon Industrial Co., Ltd. (b) 46,301 150,032 China Petrochemical
                 Development Corp. (b) (c)            36,072
       120,910 ChipMOS TECHNOLOGIES,
                 INC. (b)                            113,743
       274,370 Compeq Manufacturing Co.,
                 Ltd. (b)                            183,326
         7,771 Cub Elecparts, Inc. (b)                92,417
        89,624 Elite Material Co., Ltd. (b)          155,891
       204,775 Epistar Corp. (b)                     157,562
        93,701 Evergreen Marine Corp.
                 Taiwan Ltd. (b)                      37,682
        52,330 Everlight Electronics Co.,
                 Ltd. (b)                             75,670


                        See Notes to Financial Statements                Page 97

FIRST TRUST EMERGING MARKETS SMALL CAP ALPHADEX(R) FUND (FEMS)

DECEMBER 31, 2015

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (a) (CONTINUED)
               TAIWAN (CONTINUED)
       186,999 Farglory Land
                 Development Co., Ltd. (b)      $    194,202
        41,595 Gigabyte Technology Co., Ltd. (b)      45,963
       258,692 Grand Pacific Petrochemical (b)       121,295
         7,937 Grape King Bio Ltd. (b)                43,968
       230,920 Greatek Electronics, Inc. (b)         250,775
        49,440 Hota Industrial Manufacturing
                 Co., Ltd. (b)                       180,896
       113,641 Huaku Development Co., Ltd. (b)       203,105
         2,884 King Slide Works Co., Ltd. (b)         37,275
       248,376 King Yuan Electronics Co.,
                 Ltd. (b)                            162,125
       123,597 Kinpo Electronics (b) (c)              35,972
        82,399 Kinsus Interconnect
                 Technology Corp. (b)                166,565
       169,643 LCY Chemical Corp. (b) (c)            170,709
        14,393 Makalot Industrial Co., Ltd. (b) 101,392 343,530 Mercuries Life Insurance
                 Co., Ltd. (b)                       187,387
        46,515 Micro-Star International Co.,
                 Ltd. (b)                             66,100
        36,815 Namchow Chemical Industrial
                 Co., Ltd. (b)                        75,819
        40,303 Nan Ya Printed Circuit
                 Board Corp. (b)                      40,896
        70,149 Pihsiang Machinery
                 Manufacturing Co Ltd (b)            151,658
        21,884 Powertech Technology, Inc. (b)         43,151
       151,964 Primax Electronics Ltd. (b)           192,340
       385,475 Qisda Corp. (b)                       127,566
        20,277 Richtek Technology Corp. (b)          117,121
        80,506 Sercomm Corp. (b)                     211,603
        39,286 Shin Zu Shing Co., Ltd. (b)           150,647
        43,501 Taiwan Paiho Ltd. (b)                  95,897
        15,524 Tong Hsing Electronic
                 Industries Ltd. (b)                  35,836
        39,687 Tong Yang Industry Co., Ltd. (b)       48,721
        82,310 Tripod Technology Corp. (b)           139,810
       103,822 Unimicron Technology Corp. (b)         43,754
        12,157 Voltronic Power Technology
                 Corp. (b)                           180,299
       185,395 Walsin Lihwa Corp. (b)                 41,114
       188,082 Wan Hai Lines Ltd. (b)                103,647
       954,241 Winbond Electronics Corp. (b) (c)     226,779
        37,891 Wistron NeWeb Corp. (b)                99,911
        25,749 Yageo Corp. (b)                        41,315
                                                ------------
                                                   5,132,584
                                                ------------
               THAILAND - 7.1%
       794,800 AP Thailand PCL                       118,165
       662,300 Asia Aviation PCL (b)                  96,072
        83,500 Bangchak Petroleum PCL                 76,574
        83,900 Bangkok Expressway PCL (b)            105,502
     2,899,700 Bangkokland PCL                       116,036
       529,900 Italian-Thai Development PCL (c)      110,442
     1,277,300 Jasmine International PCL             115,005
        51,000 KCE Electronics PCL                    99,208
        15,400 Krungthai Card PCL                     41,833


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               THAILAND (CONTINUED)
        84,200 LPN Development PCL              $     37,438
        44,700 Major Cineplex Group PCL               43,787
        49,700 Pruksa Real Estate PCL                 36,600
       486,600 PTG Energy PCL                        175,790
       156,400 Supalai PCL                            79,102
       194,100 Tipco Asphalt PCL                     218,453
       143,000 Unique Engineering &
                 Construction PCL                     87,425
       522,100 Vanachai Group PCL                    206,025
                                                ------------
                                                   1,763,457
                                                ------------
               TURKEY - 3.6%
        42,771 Aksa Enerji Uretim A.S. (b) (c)        37,173
        36,906 Dogus Otomotiv Servis ve
                 Ticaret A.S. (b)                    139,427
        75,288 Gubre Fabrikalari TAS (b)             146,482
        21,746 Koza Altin Isletmeleri A.S. (b)        91,621
         6,820 Migros Ticaret A.S. (b) (c)            40,758
       317,373 Trakya Cam Sanayii A.S. (b)           196,699
         4,920 Turk Traktor ve Ziraat
                 Makineleri A.S. (b)                 117,260
        83,158 Turkiye Sise ve Cam
                 Fabrikalari A.S. (b)                 90,886
         6,232 Ulker Biskuvi Sanayi A.S. (b)          37,613
                                                ------------
                                                     897,919
                                                ------------
               TOTAL COMMON STOCKS                24,278,679
               (Cost $27,181,365)               ------------

               REAL ESTATE INVESTMENT
                 TRUSTS (a) - 1.2%
               MALAYSIA - 0.2%
       111,900 Sunway Real Estate
                 Investment Trust (b)                 38,009
                                                ------------
               MEXICO - 0.8%
       156,421 Mexico Real Estate
                 Management SA de CV                 199,582
                                                ------------
               SOUTH AFRICA - 0.2%
         9,029 Hyprop Investments Ltd. (b)            60,430
                                                ------------
               TOTAL REAL ESTATE
                 INVESTMENT TRUSTS                   298,021
               (Cost $366,725)                  ------------

               WARRANTS - 0.0%
               MALAYSIA - 0.0%
       168,200 VS Industry Bhd, expiring
                 1/6/19 (b) (c)                            0
               (Cost $0)                        ------------
               TOTAL INVESTMENTS - 99.6%          24,576,700
               (Cost $27,548,090) (d)
               NET OTHER ASSETS AND
                 LIABILITIES - 0.4%                  107,202
                                                ------------
               NET ASSETS - 100.0%              $ 24,683,902
                                                ============


Page 98                 See Notes to Financial Statements

FIRST TRUST EMERGING MARKETS SMALL CAP ALPHADEX(R) FUND (FEMS)

DECEMBER 31, 2015

(a) Portfolio securities are categorized based upon their country of incorporation,which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At December 31, 2015, securities noted as such are valued at $21,484,678 or 87.0% of net assets. Certain of these securities are fair valued using a factor provided by an independent pricing service due to the change in value between the foreign markets' close and the NYSE close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.

(c)   Non-income producing security.

(d) Aggregate cost for federal income tax purposes is $27,987,489. As of December 31, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,653,551 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $5,064,340.

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of December 31, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                        LEVEL 2       LEVEL 3
                             TOTAL        LEVEL 1     SIGNIFICANT   SIGNIFICANT
                           VALUE AT       QUOTED      OBSERVABLE    UNOBSERVABLE
INVESTMENTS               12/31/2015      PRICES         INPUT         INPUT
--------------------------------------------------------------------------------
Common Stocks:
  Bermuda                $   817,156    $       --    $   817,156    $     --
  Cayman Islands           3,953,378            --      3,778,359     175,019
  Chile                      110,705       110,705             --          --
  Egypt                      143,533       143,533             --          --
  Mexico                     566,420       566,420             --          --
  Poland                   1,022,660        68,951        953,709          --
  South Africa             2,014,715       440,948      1,573,767          --
  Thailand                 1,763,457     1,561,883        201,574          --
  Other Country
    Categories*           13,886,655            --     13,886,655          --
                         -------------------------------------------------------
Total Common
  Stocks                  24,278,679     2,892,440     21,211,220     175,019
                         -------------------------------------------------------
Real Estate
  Investment Trusts:
  Malaysia                    38,009            --         38,009          --
  Mexico                     199,582       199,582             --          --
  South Africa                60,430            --         60,430          --
                         -------------------------------------------------------
Total Real Estate
  Investment Trusts          298,021       199,582         98,439          --
                         -------------------------------------------------------
Warrants*                         --**          --             --**        --
                         -------------------------------------------------------
Total Investments        $24,576,700    $3,092,022    $21,309,659    $175,019
                         =======================================================

*   See Portfolio of Investments for country breakout.
**  Investment is valued at $0.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of December 31, 2015, the Fund transferred common stocks valued at $474,731 from Level 1 to Level 2 and $175,019 from Level 2 to Level 3 of the fair value hierarchy. The common stocks that transferred from Level 1 to Level 2 did so as a result of being fair valued using a factor provided by a pricing service provider due to the change in value between the foreign markets' close and the NYSE close on December 31, 2015 exceeding a certain threshold. Previously, these securities were valued based on quoted prices. The common stocks that transferred from Level 2 to Level 3 did so as a result of the securities being halted on their primary exchanges due to negative news related to the companies.

The following table provides information on the Level 3 equities held by the Fund that were valued at December 31, 2015, based on unobservable inputs.

                                                                     IMPACT TO
                                                                     VALUATION
              FAIR                                                    FROM AN
 ASSET      VALUE AT     VALUATION     UNOBSERVABLE                 INCREASE IN
  TYPE      12/31/15     TECHNIQUE        INPUTS        AMOUNT       INPUT (a)
--------------------------------------------------------------------------------
                          Expected       Recovery
Equities    $175,019    Distribution       Rate         25%-75%       Increase

(a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in the input could result in significantly higher or lower fair value measurements.

Level 3 common stocks are fair valued by the Advisor's Pricing Committee. The Trust's Board of Trustees has adopted valuation procedures that are utilized by the Pricing Committee to oversee the day-to-day valuation of the Fund's investments. The Advisor's Pricing Committee, through the Fund's fund accounting agent, monitors daily pricing via tolerance checks and stale and unchanged price reviews. The Advisor's Pricing Committee also reviews monthly back testing of pricing service prices by comparing sales prices of Fund investments to prior day pricing service prices. Additionally, the Advisor's Pricing Committee reviews periodic information from the Fund's third- party pricing service that compares secondary market trade prices to their daily valuations.

The following table presents the activity of the Fund's investments measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period presented.


BEGINNING BALANCE AT DECEMBER 31, 2014
  Common Stocks                                 $         --**
Net Realized Gain (Loss)                            (100,206)
Net Change in Unrealized
  Appreciation/Depreciation                          101,461
Purchases                                                 --
Sales                                                 (1,255)
Transfers In                                         175,019
Transfers Out                                             --
ENDING BALANCE AT DECEMBER 31, 2015
  Common Stocks                                      175,019
                                                ------------
Total Level 3 holdings                          $    175,019
                                                ============

** Investment is valued at $0.


                        See Notes to Financial Statements                Page 99

FIRST TRUST EUROZONEALPHADEX(R) ETF (FEUZ)

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2015

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (a) - 100.0%
               AUSTRIA - 3.1%
           799 Erste Group Bank AG (b) (c)      $     25,001
         3,816 OMV AG (b)                            108,318
         5,350 UNIQA Insurance Group
                 AG (b)                               43,596
         5,240 Verbund AG                             67,538
         3,376 Voestalpine AG (b)                    103,266
                                                ------------
                                                     347,719
                                                ------------
               BELGIUM - 7.0%
           791 Ackermans & van Haaren
                 N.V. (b)                            116,205
         2,259 Ageas (b)                             104,849
           915 Cie d'Entreprises CFE (b)             108,415
         1,927 Colruyt S.A. (b)                       99,131
           477 Elia System Operator
                 S.A./N.V. (b)                        22,178
         1,538 Groupe Bruxelles Lambert
                 S.A. (b)                            131,603
         1,041 Sofina S.A. (b)                       116,827
           682 Solvay S.A. (b)                        72,789
                                                ------------
                                                     771,997
                                                ------------
               FINLAND - 5.2%
         2,735 Amer Sports OYJ (b)                    79,851
           686 Elisa OYJ (b)                          25,811
         6,268 Fortum OYJ (b)                         94,436
         5,576 Metso OYJ (b)                         124,903
         1,434 Nokian Renkaat OYJ (b)                 51,196
         9,207 Stora Enso OYJ, Class R (b)            83,251
         6,188 UPM-Kymmene OYJ (b)                   114,882
                                                ------------
                                                     574,330
                                                ------------
               FRANCE - 22.7%
           717 Arkema S.A. (b)                        50,189
         1,210 AtoS (b)                              101,582
           429 BioMerieux (b)                         51,190
           521 Cap Gemini S.A. (b)                    48,341
         1,309 Casino Guichard Perrachon
                 S.A. (b)                             60,136
           248 Christian Dior S.A. (b)                42,126
         1,018 Cie Generale des Etablissements
                 Michelin (b)                         96,896
         1,671 CNP Assurances (b)                     22,541
         4,043 Credit Agricole S.A. (b)               47,643
           314 Dassault Systemes (b)                  25,098
           750 Eiffage S.A. (b)                       48,471
         4,307 Engie S.A. (b)                         76,291
           190 Essilor International S.A. (b)         23,681
         1,742 Eurazeo S.A. (b)                      120,144
         1,493 Faurecia (b)                           59,824
           190 Gecina S.A. (b)                        23,099
           577 Ingenico (b)                           72,830
         1,497 Ipsen S.A. (b)                         99,188
         3,067 Orange S.A. (b)                        51,298
         1,459 Orpea (b)                             116,816


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               FRANCE (CONTINUED)
         3,041 Plastic Omnium S.A. (b)          $     96,664
         1,620 Renault S.A. (b)                      162,155
           936 Rubis SCA (b)                          71,039
         1,232 Safran S.A. (b)                        84,642
           312 Sartorius Stedim Biotech (b)          119,670
           415 Schneider Electric S.A. (b)            23,574
         2,588 SCOR SE (b)                            96,837
         1,006 SEB S.A. (b)                          103,277
           149 Societe BIC S.A. (b)                   24,519
         1,530 Teleperformance (b)                   128,654
         1,334 Thales S.A. (b)                        99,849
           516 TOTAL S.A. (b)                         23,133
           343 Valeo S.A. (b)                         52,882
         5,074 Veolia Environnement S.A. (b)         120,385
           371 Vicat S.A. (b)                         22,307
           731 Vinci S.A. (b)                         46,853
                                                ------------
                                                   2,513,824
                                                ------------
               GERMANY - 29.9%
           864 Adidas AG (b)                          83,859
         1,822 Aurubis AG (b)                         92,259
           415 Axel Springer SE (b)                   23,078
         1,214 BASF SE (b)                            92,480
         1,047 Bayerische Motoren Werke
                 AG (b)                              110,303
         1,878 CTS Eventim AG & Co.
                 KGaA (b)                             74,462
         1,279 Daimler AG (b)                        106,866
         1,723 Deutsche Bank AG (b)                   41,843
           538 Deutsche Boerse AG (b)                 47,291
         8,343 Deutsche Lufthansa AG (b) (c)         131,411
         2,610 Deutsche Telekom AG (b)                46,877
         4,340 Deutsche Wohnen AG (b)                120,009
         3,023 DMG MK AG (b)                         124,821
         2,182 Drillisch AG (b)                       91,798
         1,386 Evonik Industries AG (b)               45,845
           702 Freenet AG (b)                         23,689
         1,728 Fresenius SE & Co. KGaA (b)           123,089
           525 Fuchs Petrolub SE (Preference
                 Shares) (b)                          24,720
         1,132 Hannover Rueck SE (b)                 129,263
           338 HeidelbergCement AG (b)                27,546
         2,570 Hella KGaA Hueck & Co. (b)            106,728
           834 HOCHTIEF AG (b)                        77,351
         2,062 Infineon Technologies AG (b)           30,061
         2,771 K+S AG (b)                             70,636
         1,045 KION Group AG (b)                      51,819
           441 Krones AG (b)                          52,511
           908 KUKA AG (b)                            81,253
           124 Muenchener Rueckversicherungs -
                 Gesellschaft AG in Muenchen (b)      24,705
         1,794 OSRAM Licht AG (b)                     74,952
         2,721 Porsche Automobil Holding
                 SE (Preference Shares) (b)          146,437


Page 100                See Notes to Financial Statements

FIRST TRUST EUROZONEALPHADEX(R) ETF (FEUZ)

DECEMBER 31, 2015

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (a) (CONTINUED)
               GERMANY (CONTINUED)
           174 Rational AG (b)                  $     78,981
        10,213 RWE AG (b)                            128,759
           487 Sartorius AG  (Preference Shares)     127,258
           519 Siemens AG (b)                         50,211
         1,970 Stroeer SE (b)                        123,688
         3,830 Suedzucker AG (b)                      75,912
         1,832 United Internet AG (b)                100,722
         1,060 Volkswagen AG (Preference
                 Shares) (b)                         153,042
         1,221 Wacker Chemie AG (b)                  102,089
         1,942 Wirecard AG (b)                        97,071
                                                ------------
                                                   3,315,695
                                                ------------
               GREECE - 1.3%
         5,316 Hellenic Telecommunications
                 Organization S.A. (b)                53,202
        10,263 OPAP S.A. (b)                          90,061
                                                ------------
                                                     143,263
                                                ------------
               IRELAND - 1.4%
         1,246 Glanbia PLC (b)                        22,938
         1,004 Paddy Power PLC (b)                   134,091
                                                ------------
                                                     157,029
                                                ------------
               ITALY - 10.0%
        56,031 A2A S.p.A. (b)                         75,869
         1,716 ACEA S.p.A. (b)                        26,386
         5,309 Anima Holding S.p.A. (b) (d)           45,854
         4,163 Buzzi Unicem S.p.A (b)                 74,623
         5,823 Davide Campari-Milano S.p.A (b)        50,345
         3,778 De'Longhi S.p.A. (b)                  112,852
        36,780 Enel Green Power S.p.A. (b)            74,758
        10,397 Enel S.p.A. (b)                        43,598
         1,476 Eni S.p.A. (b)                         21,931
         1,064 EXOR S.p.A. (b)                        48,291
         3,705 Finmeccanica S.p.A. (b) (c)            51,515
         8,928 Hera S.p.A. (b)                        23,661
        10,455 Italcementi S.p.A.                    116,460
         1,003 Luxottica Group S.p.A (b)              65,361
         1,296 Moncler S.p.A. (b)                     18,035
         3,015 Recordati S.p.A. (b)                   78,664
         4,513 Snam S.p.A. (b)                        23,553
        56,438 Telecom Italia S.p.A. (b) (c)          71,525
         5,278 Unipol Gruppo Finanziario
                 S.p.A. (b)                           27,148
        21,318 UnipolSai S.p.A. (b)                   54,235
                                                ------------
                                                   1,104,664
                                                ------------
               LUXEMBOURG - 2.1%
         8,900 ArcelorMittal (b)                      37,551
           226 Eurofins Scientific (b)                78,834


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               LUXEMBOURG (CONTINUED)
         4,828 Grand City Properties S.A. (b)   $    111,597
                                                ------------
                                                     227,982
                                                ------------
               NETHERLANDS - 6.4%
           784 Aalberts Industries N.V. (b)           27,013
        12,112 Aegon N.V. (b)                         68,499
         2,652 Boskalis Westminster N.V. (b)         108,181
         1,629 Heineken Holding N.V. (b)             125,411
         5,954 Koninklijke Ahold N.V. (b)            125,590
         2,428 NN Group N.V. (b)                      85,667
           779 Randstad Holding N.V. (b)              48,510
         9,173 SBM Offshore N.V. (b) (c)             115,880
                                                ------------
                                                     704,751
                                                ------------
               PORTUGAL - 2.2%
        25,352 EDP - Energias de Portugal
                 S.A. (b)                             91,352
         6,885 Jeronimo Martins SGPS S.A. (b)         89,590
         8,438 NOS SGPS S.A. (b)                      66,390
                                                ------------
                                                     247,332
                                                ------------
               SPAIN - 8.7%
         5,869 Abertis Infraestructuras S.A. (b)      91,788
           983 Acciona S.A. (b)                       84,178
         6,499 Almirall S.A. (b)                     131,352
           542 Amadeus IT Holding S.A. (b)            23,888
         8,825 Banco Santander S.A. (b)               43,413
         1,182 Ebro Foods S.A. (b)                    23,251
         1,100 Endesa S.A. (b)                        22,099
         3,954 Ferrovial S.A. (b) (c)                 89,413
         5,024 Gamesa Corp. Tecnologica
                 S.A. (b)                             86,011
         3,568 Gas Natural SDG S.A. (b)               72,760
        10,458 Iberdrola S.A. (b)                     74,136
           693 Industria de Diseno Textil (b)         23,807
         3,332 Melia Hotels International
                 S.A. (b)                             44,012
         8,328 Repsol S.A. (b)                        91,685
         5,911 Telefonica S.A. (b) (c)                65,576
                                                ------------
                                                     967,369
                                                ------------
               TOTAL COMMON STOCKS                11,075,955
               (Cost $11,285,618)               ------------

               REAL ESTATE INVESTMENT
                 TRUSTS (a) - 0.2%
               FRANCE - 0.2%
            90 Unibail-Rodamco SE (b)                 22,854
               (Cost $24,201)                   ------------
               TOTAL INVESTMENTS - 100.2%         11,098,809
               (Cost $11,309,819) (e)
               NET OTHER ASSETS AND
                LIABILITIES - (0.2%)                 (19,046)
                                                ------------
               NET ASSETS - 100.0%              $ 11,079,763
                                                ============


                        See Notes to Financial Statements               Page 101

FIRST TRUST EUROZONEALPHADEX(R) ETF (FEUZ)

DECEMBER 31, 2015

(a) Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At December 31, 2015, securities noted as such are valued at $10,787,553 or 97.4% of net assets. Certain of these securities are fair valued using a factor provided by an independent pricing service due to the change in value between the foreign markets' close and the NYSE close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.

(c)   Non-income producing security.

(d) This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

(e) Aggregate cost for federal income tax purposes is $11,344,574. As of December 31, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $958,319 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,204,084.

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of December 31, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                        LEVEL 2       LEVEL 3
                             TOTAL        LEVEL 1     SIGNIFICANT   SIGNIFICANT
                           VALUE AT       QUOTED      OBSERVABLE    UNOBSERVABLE
INVESTMENTS               12/31/2015      PRICES         INPUT         INPUT
--------------------------------------------------------------------------------
Common Stocks:
  Austria                 $   347,719     $ 67,538     $   280,181    $    --
  Germany                   3,315,695      127,258       3,188,437         --
  Italy                     1,104,664      116,460         988,204         --
  Other Country
    Categories*             6,307,877           --       6,307,877         --
                          ------------------------------------------------------
      Total Common
        Stocks             11,075,955      311,256      10,764,699         --
Real Estate
  Investment Trusts*           22,854           --          22,854         --
                          ------------------------------------------------------
Total Investments         $11,098,809     $311,256     $10,787,553    $    --
                          ======================================================

*  See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of December 31, 2015, the Fund transferred common stocks valued at $67,538 from Level 2 to Level 1 of the fair value hierarchy and also transferred common stocks valued at $24,519 from Level 1 to Level 2. The common stocks that transferred from Level 2 to Level 1 did so as a result of being fair valued based on quoted prices. Previously, these securities were fair valued using a factor provided by a pricing service due to the change in value between the foreign markets' close and the NYSE close on December 31, 2014, exceeding a certain threshold. The common stocks that transferred from Level 1 to Level 2 did so as a result of being fair valued using a factor provided by a pricing service due to the change in value between the foreign markets' close and the NYSE close on December 31, 2015, exceeding a certain threshold. Previously, these securities were valued based on quoted prices.


Page 102                See Notes to Financial Statements

                     This page is intentionally left blank.

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2015

                                                                FIRST TRUST
                                                                ASIA PACIFIC      FIRST TRUST       FIRST TRUST       FIRST TRUST
                                                                  EX-JAPAN           EUROPE        LATIN AMERICA         BRAZIL
                                                              ALPHADEX(R) FUND  ALPHADEX(R) FUND  ALPHADEX(R) FUND  ALPHADEX(R) FUND
                                                                   (FPA)             (FEP)             (FLN)             (FBZ)
                                                              ----------------  ----------------  ----------------  ----------------

ASSETS:
Investments, at value.......................................   $   35,866,262    $  413,883,382    $    3,940,960    $    2,190,296
Cash  ......................................................               --                --            30,413            18,651
Foreign currency............................................               --            12,404             3,624             1,401
Due from authorized participant.............................               --                --                --                --
Due from broker.............................................               --           105,007                --                --
Receivables:
      Investment securities sold............................          198,174           331,342                --                --
      Securities lending income.............................               --                --                --                --
      Dividend reclaims.....................................               --           675,290                --                --
      Dividends.............................................           20,751           372,856            12,058             9,439
Other assets................................................               16                --             1,026                --
                                                               --------------    --------------    --------------    --------------
      Total Assets..........................................       36,085,203       415,380,281         3,988,081         2,219,787
                                                               --------------    --------------    --------------    --------------

LIABILITIES:
Due to authorized participant...............................               --                --                --                --
Due to custodian............................................           21,160           302,473                --                --
Due to custodian foreign currency...........................            3,356                --                --                --
Payables:
      Collateral for securities on loan.....................               --         6,070,291                --                --
      Investment advisory fees..............................           24,230           276,700             2,794             1,417
      Investment securities purchased.......................               --           117,659                --                --
Other liabilities...........................................              366                --                --                --
                                                               --------------    --------------    --------------    --------------
      Total Liabilities.....................................           49,112         6,767,123             2,794             1,417
                                                               --------------    --------------    --------------    --------------
NET ASSETS..................................................   $   36,036,091    $  408,613,158    $    3,985,287    $    2,218,370
                                                               ==============    ==============    ==============    ==============

NET ASSETS CONSIST OF:
Paid-in capital.............................................   $   45,405,021    $  519,780,871    $    9,628,560    $    7,696,151
Par value...................................................           13,000           138,000            3,000              2,500
Accumulated net investment income (loss)....................          (48,775)         (699,563)           (1,858)           (3,512)
Accumulated net realized gain (loss) on investments and
   foreign currency transactions............................       (7,447,641)     (100,453,090)       (4,941,873)       (4,329,797)
Net unrealized appreciation (depreciation) on investments
   and foreign currency translation.........................       (1,885,514)      (10,153,060)         (702,542)       (1,146,972)
                                                               --------------    --------------    --------------    --------------
NET ASSETS..................................................   $   36,036,091    $  408,613,158    $    3,985,287    $    2,218,370
                                                               ==============    ==============    ==============    ==============

NET ASSET VALUE, per share..................................   $        27.72    $        29.61    $        13.28    $         8.87
                                                               ==============    ==============    ==============    ==============
Number of shares outstanding (unlimited number of shares
   authorized, par value $0.01 per share)...................        1,300,002        13,800,002           300,002           250,002
                                                               ==============    ==============    ==============    ==============
Investments, at cost........................................   $   37,751,651    $  423,912,352    $    4,642,217    $    3,336,850
                                                               ==============    ==============    ==============    ==============
Foreign currency, at cost (proceeds)........................   $       (3,355)   $       12,399    $        3,636    $        1,383
                                                               ==============    ==============    ==============    ==============
Securities on loan, at value................................   $           --    $    5,718,149    $           --    $           --
                                                               ==============    ==============    ==============    ==============


Page 104                See Notes to Financial Statements

                                                           FIRST TRUST        FIRST TRUST
  FIRST TRUST        FIRST TRUST        FIRST TRUST         DEVELOPED           EMERGING         FIRST TRUST
     CHINA              JAPAN           SOUTH KOREA       MARKETS EX-US         MARKETS            GERMANY
ALPHADEX(R) FUND   ALPHADEX(R) FUND   ALPHADEX(R) FUND   ALPHADEX(R) FUND   ALPHADEX(R) FUND   ALPHADEX(R) FUND
     (FCA)              (FJP)              (FKO)              (FDT)              (FEM)              (FGM)
----------------   ----------------   ----------------   ----------------   ----------------   ----------------


 $    9,351,442     $  101,933,837     $    3,417,850     $  173,346,905     $  116,248,114     $  196,037,783
          5,063            141,676             18,348                 --            956,614                 --
            845             12,502                 --                 --             25,360             14,258
             --                 --                 --            275,786                 --                 --
             --                 --                 --                 --                930                 --

             --                 --              1,001            155,823          5,237,236                 --
             --                 --                 --                 --                 --                 --
             --                591                 --             86,389              1,051            178,801
             --             92,839                 --            139,897             86,590                 --
             --                 --                 --                 --              4,395                 --
 --------------     --------------     --------------     --------------     --------------     --------------
      9,357,350        102,181,445          3,437,199        174,004,800        122,560,290        196,230,842
 --------------     --------------     --------------     --------------     --------------     --------------


             --                 --                 --                 --          5,300,199                 --
             --                 --                 --            104,889                 --              1,814
             --                 --                 --             12,302                 --                 --

             --          5,394,035                 --          5,550,577          2,248,733          6,986,080
          6,351             73,778              2,369            107,222             86,120            131,601
             --                 --                958            275,968                 --                 --
             --                 --                 --                622                 --                 --
 --------------     --------------     --------------     --------------     --------------     --------------
          6,351          5,467,813              3,327          6,051,580          7,635,052          7,119,495
 --------------     --------------     --------------     --------------     --------------     --------------
 $    9,350,999     $   96,713,632     $    3,433,872     $  167,953,220     $  114,925,238     $  189,111,347
 ==============     ==============     ==============     ==============     ==============     ==============


 $   14,893,019     $  108,287,172     $    4,415,631     $  197,857,329     $  206,359,156     $  211,022,303
          4,500             20,500              1,500             36,020             63,500             52,000
           (271)           (37,484)            (7,191)          (335,045)          (108,923)              (327)

     (3,913,998)        (5,815,188)          (727,784)       (26,154,018)       (72,609,904)        (8,853,187)

     (1,632,251)        (5,741,368)          (248,284)        (3,451,066)       (18,778,591)       (13,109,442)
 --------------     --------------     --------------     --------------     --------------     --------------
 $    9,350,999     $   96,713,632     $    3,433,872     $  167,953,220     $  114,925,238     $  189,111,347
 ==============     ==============     ==============     ==============     ==============     ==============

 $        20.78     $        47.18     $        22.89     $        46.63     $        18.10     $        36.37
 ==============     ==============     ==============     ==============     ==============     ==============

        450,002          2,050,002            150,002          3,602,000          6,350,002          5,200,002
 ==============     ==============     ==============     ==============     ==============     ==============
 $   10,983,693     $  107,675,290     $    3,666,134     $  176,781,171     $  135,027,034     $  209,133,640
 ==============     ==============     ==============     ==============     ==============     ==============
 $          845     $       12,473     $           --     $      (12,247)    $       25,266     $       14,252
 ==============     ==============     ==============     ==============     ==============     ==============
 $           --     $    5,083,341     $           --     $    5,228,992     $    2,084,888     $    6,523,542
 ==============     ==============     ==============     ==============     ==============     ==============

                        See Notes to Financial Statements               Page 105

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II

DECEMBER 31, 2015

                                                                FIRST TRUST       FIRST TRUST       FIRST TRUST       FIRST TRUST
                                                                   CANADA          AUSTRALIA       UNITED KINGDOM        TAIWAN
                                                              ALPHADEX(R) FUND  ALPHADEX(R) FUND  ALPHADEX(R) FUND  ALPHADEX(R) FUND
                                                                   (FCAN)            (FAUS)            (FKU)             (FTW)
                                                              ----------------  ----------------  ----------------  ----------------

ASSETS:
Investments, at value.......................................   $    7,095,889    $    2,697,564    $  210,100,108    $    5,775,388
Cash  ......................................................               --             1,160                --                --
Foreign currency............................................            8,314                --            13,944                12
Due from authorized participant.............................               --                --                --                --
Due from broker.............................................               --                --                --                --
Receivables:
      Investment securities sold............................               --                --                --                --
      Securities lending income.............................               --                --                --                --
      Dividend reclaims.....................................               --                51             3,201                --
      Dividends.............................................            5,866            12,522           719,506                --
Other assets................................................               --                --                --                --
                                                               --------------    --------------    --------------    --------------
      Total Assets..........................................        7,110,069         2,711,297       210,836,759         5,775,400
                                                               --------------    --------------    --------------    --------------

LIABILITIES:
Due to authorized participant...............................               --                --                --                --
Due to custodian............................................            9,594                --            30,395               923
Due to custodian foreign currency...........................               --                --                --                --
Payables:
      Collateral for securities on loan.....................          643,110                --                --                --
      Investment advisory fees..............................            4,909             1,400           145,612             3,948
      Investment securities purchased.......................               --                --                --                --
Other liabilities...........................................              694                --            10,187                --
                                                               --------------    --------------    --------------    --------------
      Total Liabilities.....................................          658,307             1,400           186,194             4,871
                                                               --------------    --------------    --------------    --------------
NET ASSETS..................................................   $    6,451,762    $    2,709,897    $  210,650,565    $    5,770,529
                                                               ==============    ==============    ==============    ==============

NET ASSETS CONSIST OF:
Paid-in capital.............................................   $   21,757,828    $    3,168,123    $  238,884,517    $    7,900,074
Par value...................................................            3,000             1,000            52,500             2,000
Accumulated net investment income (loss)....................             (645)            2,596           (12,833)           (4,564)
Accumulated net realized gain (loss) on investments and
   foreign currency transactions............................      (11,418,414)         (405,315)      (10,164,968)       (1,758,784)
Net unrealized appreciation (depreciation) on investments
   and foreign currency translation.........................       (3,890,007)          (56,507)      (18,108,651)         (368,197)
                                                               --------------    --------------    --------------    --------------
NET ASSETS..................................................   $    6,451,762    $    2,709,897    $  210,650,565    $    5,770,529
                                                               ==============    ==============    ==============    ==============

NET ASSET VALUE, per share..................................   $        21.51    $        27.10    $        40.12    $        28.85
                                                               ==============    ==============    ==============    ==============
Number of shares outstanding (unlimited number of shares
   authorized, par value $0.01 per share)...................          300,002           100,002         5,250,002           200,002
                                                               ==============    ==============    ==============    ==============
Investments, at cost........................................   $   10,985,911    $    2,754,052    $  228,194,506    $    6,143,585
                                                               ==============    ==============    ==============    ==============
Foreign currency, at cost (proceeds)........................   $        8,282    $           --    $       13,941    $           12
                                                               ==============    ==============    ==============    ==============
Securities on loan, at value................................   $      621,849    $           --    $           --    $           --
                                                               ==============    ==============    ==============    ==============


Page 106                See Notes to Financial Statements

                                        FIRST TRUST        FIRST TRUST
  FIRST TRUST        FIRST TRUST     DEVELOPED MARKETS   EMERGING MARKETS     FIRST TRUST
   HONG KONG         SWITZERLAND      EX-US SMALL CAP        SMALLCAP           EUROZONE
ALPHADEX(R) FUND   ALPHADEX(R) FUND   ALPHADEX(R) FUND   ALPHADEX(R) FUND   ALPHADEX(R) ETF
     (FHK)              (FSZ)              (FDTS)             (FEMS)             (FEUZ)
----------------   ----------------   ----------------   ----------------   ----------------


 $  147,009,403     $  191,429,785     $    6,675,606     $   24,576,700     $   11,098,809
             --                342                 --            632,255                 --
          2,544              5,364              2,741            119,895                 --
             --                 --                 --                 --                 --
             --                 --                 --                 --                 --

             --                 --                 --          2,703,276              4,077
        151,212                 --                 --                 --                 --
             --            546,036              2,449                595             48,947
             --                 --              3,664             14,610              2,395
          1,765                 --                634             12,800                 --
 --------------     --------------     --------------     --------------     --------------
    147,164,924        191,981,527          6,685,094         28,060,131         11,154,228
 --------------     --------------     --------------     --------------     --------------


             --                 --                 --          3,356,688                 --
         49,620                 --             15,747                 --             61,075
             --                 --                 --                 --              5,862

      5,397,750                 --                 --                 --                 --
         97,916            130,112              4,523             19,541              7,528
             --                 --                 --                 --                 --
             --                 --                 --                 --                 --
 --------------     --------------     --------------     --------------     --------------
      5,545,286            130,112             20,270          3,376,229             74,465
 --------------     --------------     --------------     --------------     --------------
 $  141,619,638     $  191,851,415     $    6,664,824     $   24,683,902     $   11,079,763
 ==============     ==============     ==============     ==============     ==============


 $  195,297,856     $  212,720,601     $    7,768,582     $   42,016,743     $   12,042,381
         42,000             48,000              2,000              9,000              3,500
        153,859              1,045             (9,639)           (26,912)            (5,412)

    (27,407,690)       (12,100,043)        (1,156,673)       (14,359,242)          (745,375)

    (26,466,387)        (8,818,188)            60,554         (2,955,687)          (215,331)
 --------------     --------------     --------------     --------------     --------------
 $  141,619,638     $  191,851,415     $    6,664,824     $   24,683,902     $   11,079,763
 ==============     ==============     ==============     ==============     ==============

 $        33.72     $        39.97     $        33.32     $        27.43     $        31.66
 ==============     ==============     ==============     ==============     ==============

      4,200,002          4,800,002            200,002            900,002            350,002
 ==============     ==============     ==============     ==============     ==============
 $  173,475,789     $  200,208,692     $    6,614,772     $   27,548,090     $   11,309,819
 ==============     ==============     ==============     ==============     ==============
 $        2,544     $        5,371     $        2,732     $      119,543     $       (5,860)
 ==============     ==============     ==============     ==============     ==============
 $    5,057,176     $           --     $           --     $           --     $           --
 ==============     ==============     ==============     ==============     ==============


                        See Notes to Financial Statements               Page 107

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                FIRST TRUST
                                                                ASIA PACIFIC      FIRST TRUST       FIRST TRUST       FIRST TRUST
                                                                  EX-JAPAN           EUROPE        LATIN AMERICA         BRAZIL
                                                              ALPHADEX(R) FUND  ALPHADEX(R) FUND  ALPHADEX(R) FUND  ALPHADEX(R) FUND
                                                                   (FPA)             (FEP)             (FLN)             (FBZ)
                                                              ----------------  ----------------  ----------------  ----------------

INVESTMENT INCOME:
Dividends...................................................   $    1,023,614    $   11,379,016    $      213,914    $      100,092
Interest....................................................               --                --                --                --
Foreign tax withholding.....................................          (61,192)         (922,237)          (14,083)           (5,442)
Securities lending income (net of fees).....................               --           383,107                --                --
Other ......................................................              129               787                 6                13
                                                               --------------    --------------    --------------    --------------
      Total investment income...............................          962,551        10,840,673           199,837            94,663
                                                               --------------    --------------    --------------    --------------

EXPENSES:
Investment advisory fees....................................          327,609         2,970,989            50,736            20,417
Excise tax expense..........................................               --                --                --               249
                                                               --------------    --------------    --------------    --------------
      Total expenses........................................          327,609         2,970,989            50,736            20,666
                                                               --------------    --------------    --------------    --------------
NET INVESTMENT INCOME (LOSS)................................          634,942         7,869,684           149,101            73,997
                                                               --------------    --------------    --------------    --------------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
      Investments...........................................         (497,342)      (14,461,069)       (2,642,481)       (1,048,241)
      In-kind redemptions...................................         (186,334)          562,073           (76,950)               --
      Foreign currency transactions.........................          (68,806)          (84,929)          (41,907)          (19,642)
                                                               --------------    --------------    --------------    --------------
Net realized gain (loss)....................................         (752,482)      (13,983,925)       (2,761,338)       (1,067,883)
                                                               --------------    --------------    --------------    --------------
Net increase from payment by the advisor....................               --                --                --                --
                                                               --------------    --------------    --------------    --------------
Net change in unrealized appreciation (depreciation) on:
      Investments...........................................       (1,841,734)        7,095,055           320,805          (397,475)
      Foreign currency translation..........................            3,527           (39,434)             (509)             (168)
                                                               --------------    --------------    --------------    --------------
Net change in unrealized appreciation (depreciation)........       (1,838,207)        7,055,621           320,296          (397,643)
                                                               --------------    --------------    --------------    --------------
NET REALIZED AND UNREALIZED GAIN (LOSS).....................       (2,590,689)       (6,928,304)       (2,441,042)       (1,465,526)
                                                               --------------    --------------    --------------    --------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS................................   $   (1,955,747)   $      941,380    $   (2,291,941)   $   (1,391,529)
                                                               ==============    ==============    ==============    ==============


Page 108                See Notes to Financial Statements

                                                           FIRST TRUST        FIRST TRUST
  FIRST TRUST        FIRST TRUST        FIRST TRUST         DEVELOPED           EMERGING         FIRST TRUST
     CHINA              JAPAN           SOUTH KOREA       MARKETS EX-US         MARKETS            GERMANY
ALPHADEX(R) FUND   ALPHADEX(R) FUND   ALPHADEX(R) FUND   ALPHADEX(R) FUND   ALPHADEX(R) FUND   ALPHADEX(R) FUND
     (FCA)              (FJP)              (FKO)              (FDT)              (FEM)              (FGM)
----------------   ----------------   ----------------   ----------------   ----------------   ----------------


 $    1,021,830     $    2,331,155     $       47,046     $    3,326,829     $    9,318,287     $    3,833,708
             --                 --                 --                 --                 --                 --
        (37,706)          (233,115)           (10,135)          (269,476)          (881,176)          (459,412)
             --             11,538                 --            114,599            262,702            215,008
             --                 --                 --                  2                102                 --
 --------------     --------------     --------------     --------------     --------------     --------------
        984,124          2,109,578             36,911          3,171,954          8,699,915          3,589,304
 --------------     --------------     --------------     --------------     --------------     --------------


        169,245            944,098             26,313          1,172,608          2,255,292          1,341,289
             --                 --                 --                 --                 --                 --
 --------------     --------------     --------------     --------------     --------------     --------------
        169,245            944,098             26,313          1,172,608          2,255,292          1,341,289
 --------------     --------------     --------------     --------------     --------------     --------------
        814,879          1,165,480             10,598          1,999,346          6,444,623          2,248,015
 --------------     --------------     --------------     --------------     --------------     --------------



     (2,391,271)        (4,194,830)            (6,170)        (9,943,009)       (38,504,109)        (7,541,723)
        (18,971)         8,360,948                 --          8,598,017         (6,335,941)            50,635
         (1,593)           (54,866)           (11,177)           (78,670)          (526,622)           (30,239)
 --------------     --------------     --------------     --------------     --------------     --------------
     (2,411,835)         4,111,252            (17,347)        (1,423,662)       (45,366,672)        (7,521,327)
 --------------     --------------     --------------     --------------     --------------     --------------
             --                 --                 --                 --                 --                 --
 --------------     --------------     --------------     --------------     --------------     --------------

     (1,641,270)        (2,753,127)          (229,869)        (3,987,139)        30,402,117         (7,869,063)
             (2)              (227)                --             (5,655)            15,682             (6,901)
 --------------     --------------     --------------     --------------     --------------     --------------
     (1,641,272)        (2,753,354)          (229,869)        (3,992,794)        30,417,799         (7,875,964)
 --------------     --------------     --------------     --------------     --------------     --------------
     (4,053,107)         1,357,898           (247,216)        (5,416,456)       (14,948,873)       (15,397,291)
 --------------     --------------     --------------     --------------     --------------     --------------

 $   (3,238,228)    $    2,523,378     $     (236,618)    $   (3,417,110)    $   (8,504,250)    $  (13,149,276)
 ==============     ==============     ==============     ==============     ==============     ==============


                        See Notes to Financial Statements               Page 109

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                FIRST TRUST       FIRST TRUST       FIRST TRUST       FIRST TRUST
                                                                   CANADA          AUSTRALIA       UNITED KINGDOM        TAIWAN
                                                              ALPHADEX(R) FUND  ALPHADEX(R) FUND  ALPHADEX(R) FUND  ALPHADEX(R) FUND
                                                                   (FCAN)            (FAUS)            (FKU)             (FTW)
                                                              ----------------  ----------------  ----------------  ----------------

INVESTMENT INCOME:
Dividends...................................................   $      419,622    $       70,147    $    8,027,398    $      430,474
Interest....................................................               --                --               182                --
Foreign tax withholding.....................................          (62,894)           (3,427)           (6,419)          (90,615)
Securities lending income (net of fees).....................           18,738                --                --                --
Other ......................................................               --                --                37                --
                                                               --------------    --------------    --------------    --------------
      Total investment income...............................          375,466            66,720         8,021,198           339,859
                                                               --------------    --------------    --------------    --------------

EXPENSES:
Investment advisory fees....................................          141,920            12,016         1,703,849           113,954
Excise tax expense..........................................               --                --                --                --
                                                               --------------    --------------    --------------    --------------
      Total expenses........................................          141,920            12,016         1,703,849           113,954
                                                               --------------    --------------    --------------    --------------
NET INVESTMENT INCOME (LOSS)................................          233,546            54,704         6,317,349           225,905
                                                               --------------    --------------    --------------    --------------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
      Investments...........................................       (8,625,812)          (65,320)       (8,252,051)       (1,389,521)
      In-kind redemptions...................................       (2,903,881)               --         5,335,125                --
      Foreign currency transactions.........................           (7,518)             (158)           53,456              (766)
                                                               --------------    --------------    --------------    --------------
Net realized gain (loss)....................................      (11,537,211)          (65,478)       (2,863,470)       (1,390,287)
                                                               --------------    --------------    --------------    --------------
Net increase from payment by the advisor....................               --                --                --                --
                                                               --------------    --------------    --------------    --------------
Net change in unrealized appreciation (depreciation) on:
      Investments...........................................        4,500,813            29,492       (13,976,297)          354,035
      Foreign currency translation..........................              562               (22)          (12,586)               --
                                                               --------------    --------------    --------------    --------------
Net change in unrealized appreciation (depreciation)........        4,501,375            29,470       (13,988,883)          354,035
                                                               --------------    --------------    --------------    --------------
NET REALIZED AND UNREALIZED GAIN (LOSS).....................       (7,035,836)          (36,008)      (16,852,353)       (1,036,252)
                                                               --------------    --------------    --------------    --------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS................................   $   (6,802,290)   $       18,696   $   (10,535,004)   $     (810,347)
                                                               ==============    ==============    ==============    ==============


Page 110                See Notes to Financial Statements

                                        FIRST TRUST        FIRST TRUST
  FIRST TRUST        FIRST TRUST     DEVELOPED MARKETS   EMERGING MARKETS     FIRST TRUST
   HONG KONG         SWITZERLAND      EX-US SMALL CAP        SMALLCAP           EUROZONE
ALPHADEX(R) FUND   ALPHADEX(R) FUND   ALPHADEX(R) FUND   ALPHADEX(R) FUND   ALPHADEX(R) ETF
     (FHK)              (FSZ)              (FDTS)             (FEMS)             (FEUZ)
----------------   ----------------   ----------------   ----------------   ----------------


 $    5,295,420     $    4,748,394     $      160,361     $    1,259,170     $      532,213
             --                 --                 --                 --                 --
        (16,158)          (346,469)           (14,795)          (117,023)           (75,736)
        151,212                 --                 --                 --                 --
             --                 32                149                 --                 16
 --------------     --------------     --------------     --------------     --------------
      5,430,474          4,401,957            145,715          1,142,147            456,493
 --------------     --------------     --------------     --------------     --------------


      1,196,663          1,346,168             55,300            274,196            332,010
         10,554                 --                 --                 --                 --
 --------------     --------------     --------------     --------------     --------------
      1,207,217          1,346,168             55,300            274,196            332,010
 --------------     --------------     --------------     --------------     --------------
      4,223,257          3,055,789             90,415            867,951            124,483
 --------------     --------------     --------------     --------------     --------------



    (28,428,608)        (9,691,082)          (743,848)        (6,437,505)          (918,155)
     (6,242,886)         3,203,083            558,398           (775,294)       (12,665,526)
         (9,247)           (29,541)            (2,496)            34,204            (45,214)
 --------------     --------------     --------------     --------------     --------------
    (34,680,741)        (6,517,540)          (187,946)        (7,178,595)       (13,628,895)
 --------------     --------------     --------------     --------------     --------------
          9,113                 --                 --                 --                 --
 --------------     --------------     --------------     --------------     --------------

    (25,454,319)        (3,153,340)           302,203             98,347         17,550,068
           (231)           (27,279)                 1             15,782             21,099
 --------------     --------------     --------------     --------------     --------------
    (25,454,550)        (3,180,619)           302,204            114,129         17,571,167
 --------------     --------------     --------------     --------------     --------------
    (60,126,178)        (9,698,159)           114,258         (7,064,466)         3,942,272
 --------------     --------------     --------------     --------------     --------------

 $  (55,902,921)    $   (6,642,370)    $      204,673     $   (6,196,515)    $    4,066,755
 ==============     ==============     ==============     ==============     ==============


                        See Notes to Financial Statements               Page 111

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II

STATEMENTS OF CHANGES IN NET ASSETS


                                                        FIRST TRUST ASIA PACIFIC                   FIRST TRUST EUROPE
                                                    EX-JAPAN ALPHADEX(R) FUND (FPA)              ALPHADEX(R) FUND (FEP)
                                                  ------------------------------------    ------------------------------------

                                                    FOR THE YEAR        FOR THE YEAR        FOR THE YEAR        FOR THE YEAR
                                                       ENDED               ENDED               ENDED               ENDED
                                                     12/31/2015          12/31/2014          12/31/2015          12/31/2014
                                                  ----------------    ----------------    ----------------    ----------------
OPERATIONS:
   Net investment income (loss).................  $        634,942    $      1,212,488    $      7,869,684    $     15,596,862
   Net realized gain (loss).....................          (752,482)         (2,874,486)        (13,983,925)        (65,075,284)
   Net increase from payment by the advisor.....                --                  --                  --                  --
   Net change in unrealized appreciation
     (depreciation).............................        (1,838,207)         (1,486,105)          7,055,621         (47,196,311)
                                                  ----------------    ----------------    ----------------    ----------------
   Net increase (decrease) in net assets
     resulting from operations..................        (1,955,747)         (3,148,103)            941,380         (96,674,733)
                                                  ----------------    ----------------    ----------------    ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income........................          (285,561)         (1,810,861)         (8,338,436)        (15,697,641)
   Return of capital............................          (333,790)           (158,161)                 --                  --
                                                  ----------------    ----------------    ----------------    ----------------
   Total distributions to shareholders..........          (619,351)         (1,969,022)         (8,338,436)        (15,697,641)
                                                  ----------------    ----------------    ----------------    ----------------
SHAREHOLDER TRANSACTIONS:
   Proceeds from shares sold....................        28,225,138         153,200,626         154,756,651         681,038,303
   Cost of shares redeemed......................       (20,341,301)       (174,522,900)        (16,032,705)       (696,860,572)
                                                  ----------------    ----------------    ----------------    ----------------
   Net increase (decrease) in net assets
     resulting from shareholder transactions....         7,883,837         (21,322,274)        138,723,946         (15,822,269)
                                                  ----------------    ----------------    ----------------    ----------------
   Total increase (decrease) in net assets......         5,308,739         (26,439,399)        131,326,890        (128,194,643)
NET ASSETS:
   Beginning of period..........................        30,727,352          57,166,751         277,286,268         405,480,911
                                                  ----------------    ----------------    ----------------    ----------------
   End of period................................  $     36,036,091    $     30,727,352    $    408,613,158    $    277,286,268
                                                  ================    ================    ================    ================
   Accumulated net investment income (loss)
     at end of period...........................  $        (48,775)   $       (420,121)   $       (699,563)   $       (205,663)
                                                  ================    ================    ================    ================
CHANGES IN SHARES OUTSTANDING:
   Shares outstanding, beginning of period......         1,100,002           2,050,002           9,400,002          12,250,002
   Shares sold..................................           900,000           5,200,000           4,950,000          19,550,000
   Shares redeemed..............................          (700,000)         (6,150,000)           (550,000)        (22,400,000)
                                                  ----------------    ----------------    ----------------    ----------------
   Shares outstanding, end of period............         1,300,002           1,100,002          13,800,002           9,400,002
                                                  ================    ================    ================    ================


Page 112                See Notes to Financial Statements

   FIRST TRUST LATIN AMERICA             FIRST TRUST BRAZIL                FIRST TRUST CHINA
     ALPHADEX(R) FUND (FLN)            ALPHADEX(R) FUND (FBZ)            ALPHADEX(R) FUND (FCA)
 ------------------------------    ------------------------------    ------------------------------

  FOR THE YEAR    FOR THE YEAR      FOR THE YEAR    FOR THE YEAR      FOR THE YEAR    FOR THE YEAR
     ENDED           ENDED             ENDED           ENDED             ENDED           ENDED
   12/31/2015      12/31/2014        12/31/2015      12/31/2014        12/31/2015      12/31/2014
 --------------  --------------    --------------  --------------    --------------  --------------

 $      149,101  $      221,851    $       73,997  $      194,716    $      814,879  $      140,626
     (2,761,338)       (790,028)       (1,067,883)       (740,532)       (2,411,835)         29,887
             --              --                --              --                --              --

        320,296        (531,292)         (397,643)       (304,986)       (1,641,272)       (216,689)
 --------------  --------------    --------------  --------------    --------------  --------------

     (2,291,941)     (1,099,469)       (1,391,529)       (850,802)       (3,238,228)        (46,176)
 --------------  --------------    --------------  --------------    --------------  --------------

       (106,934)       (227,961)          (66,001)       (185,026)         (813,557)       (153,526)
        (19,677)             --            (2,480)             --                --              --
 --------------  --------------    --------------  --------------    --------------  --------------
       (126,611)       (227,961)          (68,481)       (185,026)         (813,557)       (153,526)
 --------------  --------------    --------------  --------------    --------------  --------------

      3,692,685              --           484,781              --        17,653,998      13,549,324
     (3,014,859)     (1,148,576)         (718,167)       (887,744)      (20,054,588)     (2,257,714)
 --------------  --------------    --------------  --------------    --------------  --------------

        677,826      (1,148,576)         (233,386)       (887,744)       (2,400,590)     11,291,610
 --------------  --------------    --------------  --------------    --------------  --------------
     (1,740,726)     (2,476,006)       (1,693,396)     (1,923,572)       (6,452,375)     11,091,908

      5,726,013       8,202,019         3,911,766       5,835,338        15,803,374       4,711,466
 --------------  --------------    --------------  --------------    --------------  --------------
 $    3,985,287  $    5,726,013    $    2,218,370  $    3,911,766    $    9,350,999  $   15,803,374
 ==============  ==============    ==============  ==============    ==============  ==============

 $       (1,858) $       (2,133)   $       (3,512) $        7,885    $         (271) $       (7,179)
 ==============  ==============    ==============  ==============    ==============  ==============

        300,002         350,002           250,002         300,002           700,002         200,002
        200,000              --            50,000              --           650,000         600,000
       (200,000)        (50,000)          (50,000)        (50,000)         (900,000)       (100,000)
 --------------  --------------    --------------  --------------    --------------  --------------
        300,002         300,002           250,002         250,002           450,002         700,002
 ==============  ==============    ==============  ==============    ==============  ==============


                        See Notes to Financial Statements               Page 113

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II

                                                           FIRST TRUST JAPAN                    FIRST TRUST SOUTH KOREA
                                                         ALPHADEX(R) FUND (FJP)                  ALPHADEX(R) FUND (FKO)
                                                  ------------------------------------    ------------------------------------

                                                    FOR THE YEAR        FOR THE YEAR        FOR THE YEAR        FOR THE YEAR
                                                       ENDED               ENDED               ENDED               ENDED
                                                     12/31/2015          12/31/2014          12/31/2015          12/31/2014
                                                  ----------------    ----------------    ----------------    ----------------
OPERATIONS:
   Net investment income (loss).................  $      1,165,480    $        844,866    $         10,598    $         12,060
   Net realized gain (loss).....................         4,111,252           6,260,120             (17,347)            (11,367)
   Net increase from payment by the advisor.....                --                  --                  --                  --
   Net change in unrealized appreciation
     (depreciation).............................        (2,753,354)         (7,047,345)           (229,869)           (602,023)
                                                  ----------------    ----------------    ----------------    ----------------
   Net increase (decrease) in net assets
     resulting from operations..................         2,523,378              57,641            (236,618)           (601,330)
                                                  ----------------    ----------------    ----------------    ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income........................        (1,114,866)           (982,746)             (6,612)            (39,647)
   Return of capital............................                --                  --             (17,109)             (7,354)
                                                  ----------------    ----------------    ----------------    ----------------
   Total distributions to shareholders..........        (1,114,866)           (982,746)            (23,721)            (47,001)
                                                  ----------------    ----------------    ----------------    ----------------
SHAREHOLDER TRANSACTIONS:
   Proceeds from shares sold....................       193,530,188         195,936,005           1,307,694                  --
   Cost of shares redeemed......................      (136,462,959)       (260,323,166)         (1,191,426)         (1,344,100)
                                                  ----------------    ----------------    ----------------    ----------------
   Net increase (decrease) in net assets
     resulting from shareholder transactions....        57,067,229         (64,387,161)            116,268          (1,344,100)
                                                  ----------------    ----------------    ----------------    ----------------
   Total increase (decrease) in net assets......        58,475,741         (65,312,266)           (144,071)         (1,992,431)
NET ASSETS:
   Beginning of period..........................        38,237,891         103,550,157           3,577,943           5,570,374
                                                  ----------------    ----------------    ----------------    ----------------
   End of period................................  $     96,713,632    $     38,237,891    $      3,433,872    $      3,577,943
                                                  ================    ================    ================    ================
   Accumulated net investment income (loss)
     at end of period...........................  $        (37,484)   $        (55,952)   $         (7,191)   $             --
                                                  ================    ================    ================    ================
CHANGES IN SHARES OUTSTANDING:
   Shares outstanding, beginning of period......           850,002           2,250,002             150,002             200,002
   Shares sold..................................         3,950,000           4,250,000              50,000                  --
   Shares redeemed..............................        (2,750,000)         (5,650,000)            (50,000)            (50,000)
                                                  ----------------    ----------------    ----------------    ----------------
   Shares outstanding, end of period............         2,050,002             850,002             150,002             150,002
                                                  ================    ================    ================    ================

Page 114                  See Notes to Financial Statements

 FIRST TRUST DEVELOPED MARKETS      FIRST TRUST EMERGING MARKETS          FIRST TRUST GERMANY
  EX-US ALPHADEX(R) FUND (FDT)         ALPHADEX(R) FUND (FEM)            ALPHADEX(R) FUND (FGM)
 ------------------------------    ------------------------------    ------------------------------

  FOR THE YEAR    FOR THE YEAR      FOR THE YEAR    FOR THE YEAR      FOR THE YEAR    FOR THE YEAR
     ENDED           ENDED             ENDED           ENDED             ENDED           ENDED
   12/31/2015      12/31/2014        12/31/2015      12/31/2014        12/31/2015      12/31/2014
 --------------  --------------    --------------  --------------    --------------  --------------

 $    1,999,346  $    1,695,217    $    6,444,623  $   11,284,620    $    2,248,015  $    1,091,423
     (1,423,662)       (118,219)      (45,366,672)    (21,844,475)       (7,521,327)      2,746,157
             --               --               --              --                --              --

     (3,992,794)    (10,388,387)       30,417,799     (50,106,211)       (7,875,964)    (10,743,111)
 --------------  --------------    --------------  --------------    --------------  --------------

     (3,417,110)     (8,811,389)       (8,504,250)    (60,666,066)      (13,149,276)     (6,905,531)
 --------------  --------------    --------------  --------------    --------------  --------------

     (2,132,827)     (1,895,220)       (5,758,411)    (11,367,236)       (2,218,103)     (1,199,591)
       (595,757)             --           (92,400)             --          (422,998)             --
 --------------  --------------    --------------  --------------    --------------  --------------
     (2,728,584)     (1,895,220)       (5,850,811)    (11,367,236)       (2,641,101)     (1,199,591)
 --------------  --------------    --------------  --------------    --------------  --------------

    126,647,717      60,055,041         4,486,699     458,773,093       237,160,459      57,311,402
    (61,059,211)    (88,714,609)     (352,115,357)   (239,966,816)      (89,973,452)    (39,193,886)
 --------------  --------------    --------------  --------------    --------------  --------------

     65,588,506     (28,659,568)     (347,628,658)    218,806,277       147,187,007      18,117,516
 --------------  --------------    --------------  --------------    --------------  --------------
     59,442,812     (39,366,177)     (361,983,719)    146,772,975       131,396,630      10,012,394

    108,510,408     147,876,585       476,908,957     330,135,982        57,714,717      47,702,323
 --------------  --------------    --------------  --------------    --------------  --------------
 $  167,953,220  $  108,510,408    $  114,925,238  $  476,908,957    $  189,111,347  $   57,714,717
 ==============  ==============    ==============  ==============    ==============  ==============

 $     (335,045) $     (186,532)   $     (108,923) $     (629,278)   $         (327) $           --
 ==============  ==============    ==============  ==============    ==============  ==============

      2,302,000       2,902,000        22,150,002      13,450,002         1,600,002       1,150,002
      2,500,000       1,150,000           200,000      19,050,000         6,100,000       1,450,000
     (1,200,000)     (1,750,000)      (16,000,000)    (10,350,000)       (2,500,000)     (1,000,000)
 --------------  --------------    --------------  --------------    --------------  --------------
      3,602,000       2,302,000         6,350,002      22,150,002         5,200,002       1,600,002
 ==============  ==============    ==============  ==============    ==============  ==============


                        See Notes to Financial Statements               Page 115

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II

                                                           FIRST TRUST CANADA                    FIRST TRUST AUSTRALIA
                                                        ALPHADEX(R) FUND (FCAN)                 ALPHADEX(R) FUND (FAUS)
                                                  ------------------------------------    ------------------------------------

                                                    FOR THE YEAR        FOR THE YEAR        FOR THE YEAR        FOR THE YEAR
                                                       ENDED               ENDED               ENDED               ENDED
                                                     12/31/2015          12/31/2014          12/31/2015          12/31/2014
                                                  ----------------    ----------------    ----------------    ----------------
OPERATIONS:
   Net investment income (loss).................  $        233,546    $      1,691,045    $         54,704    $         58,143
   Net realized gain (loss).....................       (11,537,211)         (6,000,607)            (65,478)             75,129
   Net increase from payment by the advisor.....                --                  --                  --                  --
   Net change in unrealized appreciation
     (depreciation).............................        4,501,375          (10,703,446)             29,470            (108,846)
                                                  ----------------    ----------------    ----------------    ----------------
   Net increase (decrease) in net assets
     resulting from operations..................        (6,802,290)        (15,013,008)             18,696              24,426
                                                  ----------------    ----------------    ----------------    ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income........................          (170,075)         (1,744,102)            (50,737)            (75,563)
   Return of capital............................                --                  --                  --                  --
                                                  ----------------    ----------------    ----------------    ----------------
   Total distributions to shareholders..........          (170,075)         (1,744,102)            (50,737)            (75,563)
                                                  ----------------    ----------------    ----------------    ----------------
SHAREHOLDER TRANSACTIONS:
   Proceeds from shares sold....................        78,172,121         175,713,218           1,293,435                  --
   Cost of shares redeemed......................       (99,326,568)       (202,005,152)                 --                  --
                                                  ----------------    ----------------    ----------------    ----------------
   Net increase (decrease) in net assets
     resulting from shareholder transactions....       (21,154,447)        (26,291,934)          1,293,435                  --
                                                  ----------------    ----------------    ----------------    ----------------
   Total increase (decrease) in net assets......       (28,126,812)        (43,049,044)          1,261,394             (51,137)
NET ASSETS:
   Beginning of period..........................        34,578,574          77,627,618           1,448,503           1,499,640
                                                  ----------------    ----------------    ----------------    ----------------
   End of period................................  $      6,451,762    $     34,578,574    $      2,709,897    $      1,448,503
                                                  ================    ================    ================    ================
   Accumulated net investment income (loss)
     at end of period...........................  $           (645)   $        (56,598)   $          2,596    $        (13,611)
                                                  ================    ================    ================    ================
CHANGES IN SHARES OUTSTANDING:
   Shares outstanding, beginning of period.....          1,100,002           2,150,002              50,002              50,002
   Shares sold.................................          2,600,000           4,700,000              50,000                  --
   Shares redeemed.............................         (3,400,000)         (5,750,000)                 --                  --
                                                  ----------------    ----------------    ----------------    ----------------
   Shares outstanding, end of period...........            300,002           1,100,002             100,002              50,002
                                                  ================    ================    ================    ================


Page 116                See Notes to Financial Statements

   FIRST TRUST UNITED KINGDOM            FIRST TRUST TAIWAN              FIRST TRUST HONG KONG
     ALPHADEX(R) FUND (FKU)            ALPHADEX(R) FUND (FTW)            ALPHADEX(R) FUND (FHK)
 ------------------------------    ------------------------------    ------------------------------

  FOR THE YEAR    FOR THE YEAR      FOR THE YEAR    FOR THE YEAR      FOR THE YEAR    FOR THE YEAR
     ENDED           ENDED             ENDED           ENDED             ENDED           ENDED
   12/31/2015      12/31/2014        12/31/2015      12/31/2014        12/31/2015      12/31/2014
 --------------  --------------    --------------  --------------    --------------  --------------

 $    6,317,349  $    1,609,965    $      225,905  $       56,685    $    4,223,257  $      553,221
     (2,863,470)      2,613,399        (1,390,287)       (246,215)      (34,680,741)        384,695
             --              --                --              --             9,113              --

    (13,988,883)     (8,037,031)          354,035        (876,318)      (25,454,550)     (1,335,623)
 --------------  --------------    --------------  --------------    --------------  --------------

    (10,535,004)     (3,813,667)         (810,347)     (1,065,848)      (55,902,921)       (397,707)
 --------------  --------------    --------------  --------------    --------------  --------------

     (6,551,602)     (1,768,042)         (229,703)        (22,706)       (4,346,102)       (276,667)
             --              --           (20,000)       (109,664)               --              --
 --------------  --------------    --------------  --------------    --------------  --------------
     (6,551,602)     (1,768,042)         (249,703)       (132,370)       (4,346,102)       (276,667)
 --------------  --------------    --------------  --------------    --------------  --------------

    387,984,773     180,506,961         7,200,974      28,641,282       254,662,279      59,724,707
   (225,077,316)   (137,693,846)      (27,697,147)     (1,707,150)      (92,997,611)    (22,706,665)
 --------------  --------------    --------------  --------------    --------------  --------------

    162,907,457      42,813,115       (20,496,173)     26,934,132       161,664,668      37,018,042
 --------------  --------------    --------------  --------------    --------------  --------------
    145,820,851      37,231,406       (21,556,223)     25,735,914       101,415,645      36,343,668

     64,829,714      27,598,308        27,326,752       1,590,838        40,203,993       3,860,325
 --------------  --------------    --------------  --------------    --------------  --------------
 $  210,650,565  $   64,829,714    $    5,770,529  $   27,326,752    $  141,619,638  $   40,203,993
 ==============  ==============    ==============  ==============    ==============  ==============

 $      (12,833) $      (61,421)   $       (4,564) $           --    $      153,859  $      275,223
 ==============  ==============    ==============  ==============    ==============  ==============

      1,650,002         650,002           750,002          50,002         1,050,002         100,002
      9,000,000       4,550,000           200,000         750,000         5,800,000       1,550,000
     (5,400,000)     (3,550,000)         (750,000)        (50,000)       (2,650,000)       (600,000)
 --------------  --------------    --------------  --------------    --------------  --------------
      5,250,002       1,650,002           200,002         750,002         4,200,002       1,050,002
 ==============  ==============    ==============  ==============    ==============  ==============

                        See Notes to Financial Statements               Page 117

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II

                                                        FIRST TRUST SWITZERLAND           FIRST TRUST DEVELOPED MARKETS EX-US
                                                         ALPHADEX(R) FUND (FSZ)            SMALL CAP ALPHADEX(R) FUND (FDTS)
                                                  ------------------------------------    ------------------------------------

                                                    FOR THE YEAR        FOR THE YEAR        FOR THE YEAR        FOR THE YEAR
                                                       ENDED               ENDED               ENDED               ENDED
                                                     12/31/2015          12/31/2014          12/31/2015          12/31/2014
                                                  ----------------    ----------------    ----------------    ----------------
OPERATIONS:
   Net investment income (loss).................  $      3,055,789    $        554,112    $         90,415    $         83,064
   Net realized gain (loss).....................        (6,517,540)         (7,197,395)           (187,946)           (310,092)
   Net increase from payment by the advisor.....                --                  --                  --                  --
   Net change in unrealized appreciation
     (depreciation).............................        (3,180,619)         (9,909,449)            302,204            (446,761)
                                                  ----------------    ----------------    ----------------    ----------------
   Net increase (decrease) in net assets
     resulting from operations..................        (6,642,370)        (16,552,732)            204,673            (673,789)
                                                  ----------------    ----------------    ----------------    ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income........................        (3,025,161)           (571,079)           (114,581)           (142,032)
   Return of capital............................                --            (289,452)                 --                  --
                                                  ----------------    ----------------    ----------------    ----------------
   Total distributions to shareholders..........        (3,025,161)           (860,531)           (114,581)           (142,032)
                                                  ----------------    ----------------    ----------------    ----------------
SHAREHOLDER TRANSACTIONS:
   Proceeds from shares sold....................       288,130,790         174,758,780           5,233,624           3,566,836
   Cost of shares redeemed......................      (139,944,101)       (130,523,721)         (5,072,555)                 --
                                                  ----------------    ----------------    ----------------    ----------------
   Net increase (decrease) in net assets
     resulting from shareholder transactions....       148,186,689          44,235,059             161,069           3,566,836
                                                  ----------------    ----------------    ----------------    ----------------
   Total increase (decrease) in net assets......       138,519,158          26,821,796             251,161           2,751,015
NET ASSETS:
   Beginning of period..........................        53,332,257          26,510,461           6,413,663           3,662,648
                                                  ----------------    ----------------    ----------------    ----------------
   End of period................................  $    191,851,415    $     53,332,257    $      6,664,824    $      6,413,663
                                                  ================    ================    ================    ================
   Accumulated net investment income (loss)
     at end of period...........................  $          1,045    $            (51)   $         (9,639)   $        (36,467)
                                                  ================    ================    ================    ================
CHANGES IN SHARES OUTSTANDING:
   Shares outstanding, beginning of period......         1,400,002             650,002             200,002             100,002
   Shares sold..................................         6,900,000           4,200,000             150,000             100,000
   Shares redeemed..............................        (3,500,000)         (3,450,000)           (150,000)                 --
                                                  ----------------    ----------------    ----------------    ----------------
   Shares outstanding, end of period............         4,800,002           1,400,002             200,002             200,002
                                                  ================    ================    ================    ================

(a) Inception date is October 21, 2014, which is consistent with the commencement of investment operations and is the date the initial creation units were established.


Page 118                See Notes to Financial Statements

  FIRST TRUST EMERGING MARKETS          FIRST TRUST EUROZONE
SMALL CAP ALPHADEX(R) FUND (FEMS)      ALPHADEX(R) ETF (FEUZ)
 ------------------------------    ------------------------------
                                                   FOR THE PERIOD
  FOR THE YEAR    FOR THE YEAR      FOR THE YEAR   10/21/2014 (a)
      ENDED           ENDED             ENDED         THROUGH
   12/31/2015      12/31/2014        12/31/2015      12/31/2014
 --------------  --------------    --------------  --------------

 $      867,951  $    1,454,567    $      124,483  $       23,780
     (7,178,595)       (905,572)      (13,628,895)     (2,163,212)
             --              --                --              --

        114,129      (3,995,842)       17,571,167     (17,786,498)
 --------------  --------------    --------------  --------------

     (6,196,515)     (3,446,847)        4,066,755     (19,925,930)
 --------------  --------------    --------------  --------------

       (880,885)     (2,020,752)         (103,260)        (67,320)
        (94,432)        (91,600)          (47,756)             --
 --------------  --------------    --------------  --------------
       (975,317)     (2,112,352)         (151,016)        (67,320)
 --------------  --------------    --------------  --------------

      9,162,200      71,708,615        34,945,701     421,504,277
    (18,105,200)    (76,742,006)     (365,994,987)    (63,297,717)
 --------------  --------------    --------------  --------------

     (8,943,000)     (5,033,391)     (331,049,286)    358,206,560
 --------------  --------------    --------------  --------------
    (16,114,832)    (10,592,590)     (327,133,547)    338,213,310

     40,798,734      51,391,324       338,213,310              --
 --------------  --------------    --------------  --------------
 $   24,683,902  $   40,798,734    $   11,079,763  $  338,213,310
 ==============  ==============    ==============  ==============

 $      (26,912) $     (184,671)   $       (5,412) $       17,459
 ==============  ==============    ==============  ==============

      1,250,002       1,450,002        10,950,002              --
        250,000       1,950,000         1,100,000      13,000,002
       (600,000)     (2,150,000)      (11,700,000)     (2,050,000)
 --------------  --------------    --------------  --------------
        900,002       1,250,002           350,002      10,950,002
 ==============  ==============    ==============  ==============


                        See Notes to Financial Statements               Page 119

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST ASIA PACIFIC EX-JAPAN ALPHADEX(R) FUND (FPA)

                                                                                                              FOR THE PERIOD
                                                                YEAR ENDED DECEMBER 31,                        4/18/2011 (a)
                                          -----------------------------------------------------------------      THROUGH
                                               2015             2014             2013             2012          12/31/2011
                                          --------------   --------------   --------------   --------------   --------------
Net asset value, beginning of period        $    27.93       $    27.89       $    27.53       $    22.88       $    29.83
                                            ----------       ----------       ----------       ----------       ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                      0.55             0.41             0.54             0.44             0.30
Net realized and unrealized gain (loss)          (0.28)            0.78             0.48             4.65            (6.76)
                                            ----------       ----------       ----------       ----------       ----------
Total from investment operations                  0.27             1.19             1.02             5.09            (6.46)
                                            ----------       ----------       ----------       ----------       ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                            (0.22)           (1.06)           (0.66)           (0.44)           (0.36)
Return of capital                                (0.26)           (0.09)              --               --            (0.13)
                                            ----------       ----------       ----------       ----------       ----------
Total distributions                              (0.48)           (1.15)           (0.66)           (0.44)           (0.49)
                                            ----------       ----------       ----------       ----------       ----------
Net asset value, end of period              $    27.72       $    27.93       $    27.89       $    27.53       $    22.88
                                            ==========       ==========       ==========       ==========       ==========
TOTAL RETURN (b)                                  0.97%            4.23%            3.83%           22.54%          (21.78)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)        $   36,036       $   30,727       $   57,167       $   13,765       $    2,288
Ratio of total expenses to average net
   assets                                         0.80%            0.80%            0.80%            0.80%            0.80% (c)
Ratio of net investment income (loss) to
   average net assets                             1.55%            1.46%            1.48%            1.39%            1.60% (c)
Portfolio turnover rate (d)                        127%             186%             118%             105%              49%

(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

Page 120                  See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST EUROPE ALPHADEX(R) FUND (FEP)

                                                                                                              FOR THE PERIOD
                                                                YEAR ENDED DECEMBER 31,                        4/18/2011 (a)
                                          -----------------------------------------------------------------      THROUGH
                                               2015             2014             2013             2012          12/31/2011
                                          --------------   --------------   --------------   --------------   --------------
Net asset value, beginning of period        $    29.50       $    33.10       $    25.68       $    21.60       $    29.10
                                            ----------       ----------       ----------       ----------       ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                      0.62             0.70             0.45             0.54             0.51
Net realized and unrealized gain (loss)           0.14            (3.58)            7.49             4.10            (7.52)
                                            ----------       ----------       ----------       ----------       ----------
Total from investment operations                  0.76            (2.88)            7.94             4.64            (7.01)
                                            ----------       ----------       ----------       ----------       ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                            (0.65)           (0.72)           (0.52)           (0.56)           (0.49)
                                            ----------       ----------       ----------       ----------       ----------
Net asset value, end of period              $    29.61       $    29.50       $    33.10       $    25.68       $    21.60
                                            ==========       ==========       ==========       ==========       ==========
TOTAL RETURN (b)                                  2.53%           (8.90)%          31.33% (c)       21.98%          (24.53)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)        $  408,613       $  277,286       $  405,481       $   30,821       $    5,399
Ratio of total expenses to average net
   assets                                         0.80%            0.80%            0.80%            0.80%            0.80% (d)
Ratio of net investment income (loss) to
   average net assets                             2.12%            2.39%            0.78%            1.51%            2.81% (d)
Portfolio turnover rate (e)                        118%             106%              94%              74%              27%


(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c) The Fund received a reimbursement from the advisor in the amount of $42,521. The reimbursement from the advisor represents less than $0.01 per share and had no effect on the Fund's total return.

(d)   Annualized.

(e) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


                        See Notes to Financial Statements               Page 121

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST LATIN AMERICA ALPHADEX(R) FUND (FLN)

                                                                                                              FOR THE PERIOD
                                                                YEAR ENDED DECEMBER 31,                        4/18/2011 (a)
                                          -----------------------------------------------------------------      THROUGH
                                               2015             2014             2013             2012          12/31/2011
                                          --------------   --------------   --------------   --------------   --------------
Net asset value, beginning of period        $    19.09       $    23.43       $    26.60       $    24.24        $   29.70
                                            ----------       ----------       ----------       ----------       ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                      0.40             0.73             0.48             0.86             0.76
Net realized and unrealized gain (loss)          (5.90)           (4.32)           (3.17)            2.30            (5.63)
                                            ----------       ----------       ----------       ----------       ----------
Total from investment operations                 (5.50)           (3.59)           (2.69)            3.16            (4.87)
                                            ----------       ----------       ----------       ----------       ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                            (0.26)           (0.75)           (0.48)           (0.80)           (0.59)
Return of capital                                (0.05)              --               --               --               --
                                            ----------       ----------       ----------       ----------       ----------
Total distributions                              (0.31)           (0.75)           (0.48)           (0.80)           (0.59)
                                            ----------       ----------       ----------       ----------       ----------
Net asset value, end of period              $    13.28       $    19.09       $    23.43       $    26.60       $    24.24
                                            ==========       ==========       ==========       ==========       ==========
TOTAL RETURN (b)                                (29.08)%         (15.80)%         (10.17)%          13.35%          (16.41)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)        $    3,985       $    5,726       $    8,202       $    9,309       $    2,424
Ratio of total expenses to average net
   assets                                         0.80%            0.80%            0.81% (d)        0.80%            0.80% (c)
Ratio of net investment income (loss) to
   average net assets                             2.36%            3.11%            2.10%            3.24%            3.97% (c)
Portfolio turnover rate (e)                        129%             103%             138%             117%              54%


FIRST TRUST BRAZIL ALPHADEX(R) FUND (FBZ)

                                                                                                              FOR THE PERIOD
                                                                YEAR ENDED DECEMBER 31,                        4/18/2011 (a)
                                          -----------------------------------------------------------------      THROUGH
                                               2015             2014             2013             2012          12/31/2011
                                          --------------   --------------   --------------   --------------   --------------
Net asset value, beginning of period        $    15.65       $    19.45       $    23.42       $    23.04       $    29.69
                                            ----------       ----------       ----------       ----------       ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                      0.36             0.78             0.53             0.92             0.43
Net realized and unrealized gain (loss)          (6.80)           (3.84)           (3.97)            0.38            (6.79)
                                            ----------       ----------       ----------       ----------       ----------
Total from investment operations                 (6.44)           (3.06)           (3.44)            1.30            (6.36)
                                            ----------       ----------       ----------       ----------       ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                            (0.33)           (0.74)           (0.53)           (0.92)           (0.29)
Return of capital                                (0.01)              --               --               --               --
                                            ----------       ----------       ----------       ----------       ----------
Total distributions                              (0.34)           (0.74)           (0.53)           (0.92)           (0.29)
                                            ----------       ----------       ----------       ----------       ----------
Net asset value, end of period              $     8.87       $    15.65       $    19.45       $    23.42       $    23.04
                                            ==========       ==========       ==========       ==========       ==========
TOTAL RETURN (b)                                (41.80)%         (16.40)%         (14.72)%           5.80%          (21.43)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)        $    2,218       $    3,912       $    5,835       $    5,856       $    6,912
Ratio of total expenses to average net
   assets                                         0.81% (d)        0.80%            0.81% (d)        0.81% (d)        0.80% (c)
Ratio of net investment income (loss) to
   average net assets                             2.90%            4.04%            2.40%            3.87%            2.71% (c)
Portfolio turnover rate (e)                        106%             104%              85%              98%              46%


(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d) Includes excise tax. If this excise tax expense was not included, the expense ratio would have been 0.80%. (e) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


Page 122                See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST CHINA ALPHADEX(R) FUND (FCA)

                                                                                                              FOR THE PERIOD
                                                                YEAR ENDED DECEMBER 31,                        4/18/2011 (a)
                                          -----------------------------------------------------------------      THROUGH
                                               2015             2014             2013             2012          12/31/2011
                                          --------------   --------------   --------------   --------------   --------------
Net asset value, beginning of period        $    22.58       $   23.56        $    24.74       $    19.67       $    29.90
                                            ----------       ----------       ----------       ----------       ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                      0.85             0.58             0.62             0.35            0.45
Net realized and unrealized gain (loss)          (1.80)           (1.00)           (1.13)            5.09           (10.23)
                                            ----------       ----------       ----------       ----------       ----------
Total from investment operations                 (0.95)           (0.42)           (0.51)            5.44            (9.78)
                                            ----------       ----------       ----------       ----------       ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                            (0.85)           (0.56)           (0.67)           (0.35)           (0.45)
Return of capital                                   --               --               --            (0.02)              --
                                            ----------       ----------       ----------       ----------       ----------
Total distributions                              (0.85)           (0.56)           (0.67)           (0.37)           (0.45)
                                            ----------       ----------       ----------       ----------       ----------
Net asset value, end of period              $    20.78       $    22.58       $    23.56       $    24.74       $    19.67
                                            ==========       ==========       ==========       ==========       ==========
TOTAL RETURN (b)                                 (4.37)%          (1.68)%          (1.63)%          28.05% (c)      (33.08)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)        $    9,351       $   15,803       $    4,711       $    3,712       $    2,950
Ratio of total expenses to average net
   assets                                         0.80%            0.80%            0.80%            0.80%            0.80% (d)
Ratio of net investment income (loss) to
   average net assets                             3.85%            2.04%            2.12%            1.77%            2.56% (d)
Portfolio turnover rate (e)                        177%              79%             110%             117%              60%

(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c) The Fund received a reimbursement from the advisor in the amount of $787. The reimbursement from the advisor represents less than $0.01 per share and had no effect on the Fund's total return.

(d)   Annualized.

(e) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


                        See Notes to Financial Statements               Page 123

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST JAPAN ALPHADEX(R) FUND (FJP)

                                                                                                              FOR THE PERIOD
                                                                YEAR ENDED DECEMBER 31,                        4/18/2011 (a)
                                          -----------------------------------------------------------------      THROUGH
                                               2015             2014             2013             2012          12/31/2011
                                          --------------   --------------   --------------   --------------   --------------
Net asset value, beginning of period        $    44.99       $    46.02       $    35.49       $    37.81       $    39.90
                                            ----------       ----------       ----------       ----------       ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                      0.46             0.49 (b)         0.33             0.55             0.17
Net realized and unrealized gain (loss)           2.13            (1.03)           10.53            (2.29)           (2.03)
                                            ----------       ----------       ----------       ----------       ----------
Total from investment operations                  2.59            (0.54)           10.86            (1.74)           (1.86)
                                            ----------       ----------       ----------       ----------       ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                            (0.40)            (0.49)          (0.33)           (0.58)           (0.23)
                                            ----------       ----------       ----------       ----------       ----------
Net asset value, end of period              $    47.18       $    44.99       $    46.02       $    35.49       $    37.81
                                            ==========       ==========       ==========       ==========       ==========
TOTAL RETURN (c)                                  5.73%           (1.22)%          30.66% (d)       (4.60)%          (4.66)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)        $   96,714       $   38,238       $  103,550       $    1,774       $    3,781
Ratio of total expenses to average net
   assets                                         0.80%            0.80%            0.80%            0.80%            0.80% (e)
Ratio of net investment income (loss) to
   average net assets                             0.99%            1.06%            0.91%            1.41%            0.61% (e)
Portfolio turnover rate (f)                        105%             148%              51%             127%              43%


(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b)   Based on average shares outstanding.

(c) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d) The Fund received a reimbursement from the advisor in the amount of $7,227. The reimbursement from the advisor represents less than $0.01 per share and had no effect on the Fund's total return.

(e)   Annualized.

(f) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


Page 124                See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST SOUTH KOREA ALPHADEX(R) FUND (FKO)

                                                                                                              FOR THE PERIOD
                                                                YEAR ENDED DECEMBER 31,                        4/18/2011 (a)
                                          -----------------------------------------------------------------      THROUGH
                                               2015             2014             2013             2012          12/31/2011
                                          --------------   --------------   --------------   --------------   --------------
Net asset value, beginning of period        $    23.85       $    27.85       $    26.34       $    22.70       $    30.11
                                            ----------       ----------       ----------       ----------       ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                      0.09             0.07 (b)         0.04             0.16            (0.10)
Net realized and unrealized gain (loss)          (0.81)           (3.83)            1.67             3.73            (6.74)
                                            ----------       ----------       ----------       ----------       ----------
Total from investment operations                 (0.72)           (3.76)            1.71             3.89            (6.84)
                                            ----------       ----------       ----------       ----------       ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                            (0.07)           (0.20)           (0.20)           (0.16)           (0.13)
Return of capital                                (0.17)           (0.04)              --            (0.09)           (0.44)
                                            ----------       ----------       ----------       ----------       ----------
Total distributions                              (0.24)           (0.24)           (0.20)           (0.25)           (0.57)
                                            ----------       ----------       ----------       ----------       ----------
Net asset value, end of period              $    22.89       $    23.85       $    27.85       $    26.34       $    22.70
                                            ==========       ==========       ==========       ==========       ==========
TOTAL RETURN (c)                                 (3.11)%         (13.60)%           6.54%           17.32%          (22.71)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)        $    3,434       $    3,578       $    5,570       $    2,634       $    1,135
Ratio of total expenses to average net
   assets                                         0.80%            0.80%            0.80%            0.80%            0.80%  (d)
Ratio of net investment income (loss) to
   average net assets                             0.32%            0.25%           (0.09)%           0.63%           (0.32)% (d)
Portfolio turnover rate (e)                        138%              97%              66%              79%             123%


(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b)   Based on average shares outstanding.

(c) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)   Annualized.

(e) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


                        See Notes to Financial Statements               Page 125

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND (FDT)

                                                                                                              FOR THE PERIOD
                                                                YEAR ENDED DECEMBER 31,                        4/18/2011 (a)
                                          -----------------------------------------------------------------      THROUGH
                                               2015             2014             2013             2012          12/31/2011
                                          --------------   --------------   --------------   --------------   --------------
Net asset value, beginning of period        $    47.14       $    50.96       $    43.93       $    38.37       $    49.13
                                            ----------       ----------       ----------       ----------       ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                      0.65             0.73             0.80             0.73             0.50
Net realized and unrealized gain (loss)          (0.31)           (3.72)            7.20             5.69           (10.69)
                                            ----------       ----------       ----------       ----------       ----------
Total from investment operations                  0.34            (2.99)            8.00             6.42           (10.19)
                                            ----------       ----------       ----------       ----------       ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                            (0.66)           (0.83)           (0.97)           (0.86)           (0.42)
Return of capital                                (0.19)              --               --               --            (0.15)
                                            ----------       ----------       ----------       ----------       ----------
Total distributions                              (0.85)           (0.83)           (0.97)           (0.86)           (0.57)
                                            ----------       ----------       ----------       ----------       ----------
Net asset value, end of period              $    46.63       $    47.14       $    50.96       $    43.93       $    38.37
                                            ==========       ==========       ==========       ==========       ==========
TOTAL RETURN (b)                                  0.67%           (5.98)%          18.40% (c)       16.97%          (20.92)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)        $  167,953       $  108,510       $  147,877       $   92,349       $   17,345
Ratio of total expenses to average net
   assets                                         0.80%            0.80%            0.80%            0.80%            0.80% (d)
Ratio of net investment income (loss) to
   average net assets                             1.36%            1.43%            1.58%            1.83%            1.31% (d)
Portfolio turnover rate (e)                        115%             115%             109%             161%              67%


(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c) The Fund received a reimbursement from the advisor in the amount of $15,029. The reimbursement from the advisor represents less than $0.01 per share and had no effect on the Fund's total return.

(d)   Annualized.

(e) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


Page 126                See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST EMERGING MARKETS ALPHADEX(R) FUND (FEM)

                                                                                                              FOR THE PERIOD
                                                                YEAR ENDED DECEMBER 31,                        4/18/2011 (a)
                                          -----------------------------------------------------------------      THROUGH
                                               2015             2014             2013             2012          12/31/2011
                                          --------------   --------------   --------------   --------------   --------------
Net asset value, beginning of period        $    21.53       $    24.55       $    26.11       $    22.11       $    29.05
                                            ----------       ----------       ----------       ----------       ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                      0.68             0.62             0.62             0.56             0.25
Net realized and unrealized gain (loss)          (3.46)           (3.03)           (1.53)            4.02            (6.98)
                                            ----------       ----------       ----------       ----------       ----------
Total from investment operations                 (2.78)           (2.41)           (0.91)            4.58            (6.73)
                                            ----------       ----------       ----------       ----------       ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                            (0.64)           (0.61)           (0.65)           (0.58)           (0.21)
Return of capital                                (0.01)              --               --               --               --
                                            ----------       ----------       ----------       ----------       ----------
Total distributions                              (0.65)           (0.61)           (0.65)           (0.58)           (0.21)
                                            ----------       ----------       ----------       ----------       ----------
Net asset value, end of period              $    18.10       $    21.53       $    24.55       $    26.11       $    22.11
                                            ==========       ==========       ==========       ==========       ==========
TOTAL RETURN (b)                                (13.11)%         (10.04)%          (3.35)%          21.03% (c)      (23.22)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)        $  114,925       $  476,909       $  330,136       $  129,224       $   23,216
Ratio of total expenses to average net
   assets                                         0.80%            0.80%            0.80%            0.80%            0.80% (d)
Ratio of net investment income (loss) to
   average net assets                             2.29%            2.76%            2.01%            2.62%            3.09% (d)
Portfolio turnover rate (e)                        112%             116%             132%             145%              56%


(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c) The Fund received a reimbursement from the advisor in the amount of $5,335. The reimbursement from the advisor represents less than $0.01 per share and had no effect on the Fund's total return.

(d)   Annualized.

(e) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


                        See Notes to Financial Statements               Page 127

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST GERMANY ALPHADEX(R) FUND (FGM)

                                                                                             FOR THE PERIOD
                                                      YEAR ENDED DECEMBER 31,                 2/14/2012 (a)
                                          ------------------------------------------------      THROUGH
                                               2015             2014             2013          12/31/2011
                                          --------------   --------------   --------------   --------------
Net asset value, beginning of period        $    36.07       $    41.48       $    33.42       $    30.00
                                            ----------       ----------       ----------       ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                      0.35             0.62             0.60             0.35
Net realized and unrealized gain (loss)           0.36            (5.34)            8.12             3.48
                                            ----------       ----------       ----------       ----------
Total from investment operations                  0.71            (4.72)            8.72             3.83
                                            ----------       ----------       ----------       ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                            (0.34)           (0.69)           (0.66)           (0.33)
Return of capital                                (0.07)              --               --            (0.08)
                                            ----------       ----------       ----------       ----------
Total distributions                              (0.41)           (0.69)           (0.66)           (0.41)
                                            ----------       ----------       ----------       ----------
Net asset value, end of period              $    36.37       $    36.07       $    41.48       $    33.42
                                            ==========       ==========       ==========       ==========
TOTAL RETURN (b)                                  1.94%          (11.60)%          26.61%           13.09%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)        $  189,111       $   57,715       $   47,702       $    5,013
Ratio of total expenses to average net
   assets                                         0.80%            0.80%            0.80%            0.80% (c)
Ratio of net investment income (loss) to
   average net assets                             1.34%            1.92%            1.43%            1.51% (c)
Portfolio turnover rate (d)                         90%              83%              50%              52%


FIRST TRUST CANADA ALPHADEX(R) FUND (FCAN)

                                                                                             FOR THE PERIOD
                                                      YEAR ENDED DECEMBER 31,                 2/14/2012 (a)
                                          ------------------------------------------------      THROUGH
                                               2015             2014             2013          12/31/2011
                                          --------------   --------------   --------------   --------------
Net asset value, beginning of period        $    31.44       $    36.11       $    31.62       $    29.85
                                            ----------       ----------       ----------       ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                      0.27             0.75             0.53             0.30
Net realized and unrealized gain (loss)         (10.00)           (4.62)            4.43             1.85
                                            ----------       ----------       ----------       ----------
Total from investment operations                 (9.73)           (3.87)            4.96             2.15
                                            ----------       ----------       ----------       ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                            (0.20)           (0.80)           (0.47)           (0.38)
                                            ----------       ----------       ----------       ----------
Net asset value, end of period              $    21.51       $    31.44       $    36.11       $    31.62
                                            ==========       ==========       ==========       ==========
TOTAL RETURN (b)                                (30.98)%         (10.86)%          15.75%            7.26%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)        $    6,452       $   34,579       $   77,628       $    7,904
Ratio of total expenses to average net
   assets                                         0.80%            0.80%            0.80%            0.80% (c)
Ratio of net investment income (loss) to
   average net assets                             1.32%            1.44%            2.08%            1.36% (c)
Portfolio turnover rate (d)                        166%             103%              47%              66%


(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

Page 128                  See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST AUSTRALIA ALPHADEX(R) FUND (FAUS)

                                                                                             FOR THE PERIOD
                                                      YEAR ENDED DECEMBER 31,                 2/14/2012 (a)
                                          ------------------------------------------------      THROUGH
                                               2015             2014             2013          12/31/2012
                                          --------------   --------------   --------------   --------------
Net asset value, beginning of period        $    28.97       $    29.99       $    31.21       $    30.00
                                            ----------       ----------       ----------       ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                      0.98             1.16             0.62             1.24
Net realized and unrealized gain (loss)          (2.05)           (0.67)           (0.78)            1.53
                                            ----------       ----------       ----------       ----------
Total from investment operations                 (1.07)            0.49            (0.16)            2.77
                                            ----------       ----------       ----------       ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                            (0.80)           (1.51)           (1.06)           (1.56)
                                            ----------       ----------       ----------       ----------
Net asset value, end of period              $    27.10       $    28.97       $    29.99       $    31.21
                                            ==========       ==========       ==========       ==========
TOTAL RETURN (b)                                 (3.68)%           1.47%           (0.61)%           9.59%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)        $    2,710       $    1,449       $    1,500       $    3,121
Ratio of total expenses to average net
   assets                                         0.80%            0.80%            0.80%            0.80% (c)
Ratio of net investment income (loss) to
   average net assets                             3.64%            3.65%            3.10%            4.63% (c)
Portfolio turnover rate (d)                        101%              99%              92%              62%


FIRST TRUST UNITED KINGDOM ALPHADEX(R) FUND (FKU)

                                                                                             FOR THE PERIOD
                                                      YEAR ENDED DECEMBER 31,                 2/14/2012 (a)
                                          ------------------------------------------------      THROUGH
                                               2015             2014             2013          12/31/2012
                                          --------------   --------------   --------------   --------------
Net asset value, beginning of period        $    39.29       $    42.46       $    34.03       $    30.12
                                            ----------       ----------       ----------       ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                      1.04             1.20             0.92             0.83
Net realized and unrealized gain (loss)           0.85           (3.08)             8.50             3.94
                                            ----------       ----------       ----------       ----------
Total from investment operations                  1.89           (1.88)             9.42             4.77
                                            ----------       ----------       ----------       ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                            (1.06)           (1.29)           (0.99)           (0.86)
                                            ----------       ----------       ----------       ----------
Net asset value, end of period              $    40.12       $    39.29       $    42.46       $    34.03
                                            ==========       ==========       ==========       ==========
TOTAL RETURN (b)                                  4.75%           (4.53)%          28.17%           16.17%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)        $  210,651       $   64,830       $   27,598       $    6,807
Ratio of total expenses to average net
   assets                                         0.80%            0.80%            0.80%            0.80% (c)
Ratio of net investment income (loss) to
   average net assets                             2.97%            2.67%            2.74%            3.07% (c)
Portfolio turnover rate (d)                         91%              67%              63%              42%


(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


                        See Notes to Financial Statements               Page 129

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST TAIWAN ALPHADEX(R) FUND (FTW)

                                                                                             FOR THE PERIOD
                                                      YEAR ENDED DECEMBER 31,                 2/14/2012 (a)
                                          ------------------------------------------------      THROUGH
                                               2015             2014             2013          12/31/2012
                                          --------------   --------------   --------------   --------------
Net asset value, beginning of period        $    36.44       $    31.82       $    29.50       $    30.00
                                            ----------       ----------       ----------       ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                      1.13             0.08             0.49             0.68
Net realized and unrealized gain (loss)          (7.47)            4.73             2.38            (0.49)
                                            ----------       ----------       ----------       ----------
Total from investment operations                 (6.34)            4.81             2.87             0.19
                                            ----------       ----------       ----------       ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                            (1.15)           (0.03)           (0.49)           (0.57)
Return of capital                                (0.10)           (0.16)           (0.06)           (0.12)
                                            ----------       ----------       ----------       ----------
Total distributions                              (1.25)           (0.19)           (0.55)           (0.69)
                                            ----------       ----------       ----------       ----------
Net asset value, end of period              $    28.85       $    36.44       $    31.82       $    29.50
                                            ==========       ==========       ==========       ==========
TOTAL RETURN (b)                                (17.56)%          15.13%            9.80%            0.71%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)        $    5,771       $   27,327       $    1,591       $    1,475
Ratio of total expenses to average net
   assets                                         0.80%            0.80%            0.80%            0.80% (c)
Ratio of net investment income (loss) to
   average net assets                             1.59%            0.55%            1.61%            2.84% (c)
Portfolio turnover rate (d)                        133%              26%              70%              85%


(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


Page 130                See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST HONG KONG ALPHADEX(R) FUND (FHK)

                                                                                             FOR THE PERIOD
                                                      YEAR ENDED DECEMBER 31,                 2/14/2012 (a)
                                          ------------------------------------------------      THROUGH
                                               2015             2014             2013          12/31/2012
                                          --------------   --------------   --------------   --------------
Net asset value, beginning of period        $    38.29       $    38.60       $    34.57       $    30.19
                                            ----------       ----------       ----------       ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                      0.78             1.20             0.92             0.70
Net realized and unrealized gain (loss)          (4.35)           (0.58)            3.98             4.52
                                            ----------       ----------       ----------       ----------
Total from investment operations                 (3.57)            0.62             4.90             5.22
                                            ----------       ----------       ----------       ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                            (1.00)           (0.93)           (0.87)           (0.84)
                                            ----------       ----------       ----------       ----------
Net asset value, end of period              $    33.72       $    38.29       $    38.60       $    34.57
                                            ==========       ==========       ==========       ==========
TOTAL RETURN (b)                                 (9.51)%           1.63%           14.42%           17.60%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)        $  141,620       $   40,204       $    3,860       $    1,728
Ratio of total expenses to average net
   assets                                         0.81% (e)        0.80%            0.80%            0.80% (c)
Ratio of net investment income (loss) to
   average net assets                             2.82%            5.30%            2.23%            2.56% (c)
Portfolio turnover rate (d)                        106%              43%              57%              46%


(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions. (e) Includes excise tax. If this excise tax was not included, the expense ratio would have been 0.80%.


                        See Notes to Financial Statements               Page 131

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST SWITZERLAND ALPHADEX(R) FUND (FSZ)

                                                                                             FOR THE PERIOD
                                                      YEAR ENDED DECEMBER 31,                 2/14/2012 (a)
                                          ------------------------------------------------      THROUGH
                                               2015             2014             2013          12/31/2012
                                          --------------   --------------   --------------   --------------
Net asset value, beginning of period        $    38.09       $    40.79       $    32.38       $    30.11
                                            ----------       ----------       ----------       ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                      0.44             0.56             0.82             0.47
Net realized and unrealized gain (loss)           1.87            (2.54)            8.38             2.47
                                            ----------       ----------       ----------       ----------
Total from investment operations                  2.31            (1.98)            9.20             2.94
                                            ----------       ----------       ----------       ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                            (0.43)           (0.48)           (0.79)           (0.67)
Return of capital                                   --            (0.24)              --               --
                                            ----------       ----------       ----------       ----------
Total distributions                              (0.43)           (0.72)           (0.79)           (0.67)
                                            ----------       ----------       ----------       ----------
Net asset value, end of period              $    39.97       $    38.09       $    40.79       $    32.38
                                            ==========       ==========       ==========       ==========
TOTAL RETURN (b)                                  6.06%           (5.06)%          28.89%           10.04%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)        $  191,851       $   53,332       $   26,510       $    4,857
Ratio of total expenses to average net
   assets                                         0.80%            0.80%            0.80%            0.80% (c)
Ratio of net investment income (loss) to
   average net assets                             1.82%            0.86%            1.58%            1.86% (c)
Portfolio turnover rate (d)                         82%              72%              49%              36%


(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


Page 132                See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND (FDTS)

                                                                                             FOR THE PERIOD
                                                      YEAR ENDED DECEMBER 31,                 2/15/2012 (a)
                                          ------------------------------------------------      THROUGH
                                               2015             2014             2013          12/31/2012
                                          --------------   --------------   --------------   --------------
Net asset value, beginning of period        $    32.07       $    36.63       $    30.49       $    30.48
                                            ----------       ----------       ----------       ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                      0.45             0.57             0.49             0.65
Net realized and unrealized gain (loss)           1.37            (4.30)            6.31             0.37
                                            ----------       ----------       ----------       ----------
Total from investment operations                  1.82            (3.73)            6.80             1.02
                                            ----------       ----------       ----------       ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                            (0.57)           (0.83)           (0.66)           (1.01)
                                            ----------       ----------       ----------       ----------
Net asset value, end of period              $    33.32       $    32.07       $    36.63       $    30.49
                                            ==========       ==========       ==========       ==========
TOTAL RETURN (b)                                 5.65%          (10.36)%          22.56%            3.52%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)        $    6,665       $    6,414       $    3,663       $    1,525
Ratio of total expenses to average net
   assets                                         0.80%            0.80%            0.80%            0.80% (c)
Ratio of net investment income (loss) to
   average net assets                             1.31%            1.54%            1.82%            2.41% (c)
Portfolio turnover rate (d)                        137%             137%             171%             183%


(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions. .


                        See Notes to Financial Statements               Page 133

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST EMERGING MARKETS SMALL CAP ALPHADEX(R) FUND (FEMS)

                                                                                             FOR THE PERIOD
                                                      YEAR ENDED DECEMBER 31,                 2/15/2012 (a)
                                          ------------------------------------------------      THROUGH
                                               2015             2014             2013          12/31/2012
                                          --------------   --------------   --------------   --------------
Net asset value, beginning of period        $    32.64       $    35.44       $    34.16       $    30.27
                                            ----------       ----------       ----------       ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                      0.71             0.62             0.50             0.59
Net realized and unrealized gain (loss)          (5.03)           (2.29)            1.42             3.98
                                            ----------       ----------       ----------       ----------
Total from investment operations                 (4.32)           (1.67)            1.92             4.57
                                            ----------       ----------       ----------       ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                            (0.80)           (1.08)           (0.64)           (0.68)
Return of capital                                (0.09)           (0.05)              --               --
                                            ----------       ----------       ----------       ----------
Total distributions                              (0.89)           (1.13)           (0.64)           (0.68)
                                            ----------       ----------       ----------       ----------
Net asset value, end of period              $    27.43       $    32.64       $    35.44       $    34.16
                                            ==========       ==========       ==========       ==========
TOTAL RETURN (b)                                (13.39)%          (4.89)%           5.65%           15.56%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)        $   24,684       $   40,799       $   51,391       $    1,708
Ratio of total expenses to average net
   assets                                         0.80%            0.80%            0.80%            0.80% (c)
Ratio of net investment income (loss) to
   average net assets                             2.53%            2.11%            1.84%            2.53% (c)
Portfolio turnover rate (d)                        151%             174%             144%             162%


FIRST TRUST EUROZONE ALPHADEX(R) ETF (FEUZ)

                                                           FOR THE PERIOD
                                               YEAR        10/21/2014 (a)
                                              ENDED           THROUGH
                                            12/31/2015       12/31/2014
                                          --------------   --------------
Net asset value, beginning of period        $    30.89       $    30.55
                                            ----------       ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                      0.34             0.01
Net realized and unrealized gain (loss)           0.77             0.34
                                            ----------       ----------
Total from investment operations                  1.11             0.35
                                            ----------       ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                            (0.23)           (0.01)
Return of capital                                (0.11)              --
                                            ----------       ----------
Total distributions                              (0.34)           (0.01)
                                            ----------       ----------
Net asset value, end of period              $    31.66       $    30.89
                                            ==========       ==========
TOTAL RETURN (b)                                  3.54%            1.14%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)        $   11,080       $  338,213
Ratio of total expenses to average net
   assets                                         0.80%            0.80% (c)
Ratio of net investment income (loss) to
   average net assets                             0.30%            0.08% (c)
Portfolio turnover rate (d)                         21%               2%


(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


Page 134                See Notes to Financial Statements

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
                               DECEMBER 31, 2015

                                1. ORGANIZATION

First Trust Exchange-Traded AlphaDEX(R) Fund II (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on December 3, 2010, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of the following nineteen funds (each a "Fund" and collectively, the "Funds"), including the exchange on which they are listed and traded:

      First Trust Asia Pacific Ex-Japan AlphaDEX(R) Fund - (The Nasdaq(R) Stock
        Market LLC ("Nasdaq") ticker "FPA")(1)
      First Trust Europe AlphaDEX(R) Fund - (Nasdaq ticker "FEP")(1)
      First Trust Latin America AlphaDEX(R) Fund - (Nasdaq ticker "FLN")(1) First Trust Brazil AlphaDEX(R) Fund - (Nasdaq ticker "FBZ")(1)
      First Trust China AlphaDEX(R) Fund - (Nasdaq ticker "FCA")(1)
      First Trust Japan AlphaDEX(R) Fund - (Nasdaq ticker "FJP")(1)
      First Trust South Korea AlphaDEX(R) Fund - (Nasdaq ticker "FKO")(1)
      First Trust Developed Markets Ex-US AlphaDEX(R) Fund - (Nasdaq ticker
        "FDT")(1)
      First Trust Emerging Markets AlphaDEX(R) Fund - (Nasdaq ticker "FEM")(1) First Trust Germany AlphaDEX(R) Fund - (Nasdaq ticker "FGM")(1)
      First Trust Canada AlphaDEX(R) Fund - (Nasdaq ticker "FCAN")(1)
      First Trust Australia AlphaDEX(R) Fund - (NYSE Arca, Inc. ("NYSE Arca")
        ticker "FAUS")
      First Trust United Kingdom AlphaDEX(R) Fund - (Nasdaq ticker "FKU")(1) First Trust Taiwan AlphaDEX(R) Fund - (Nasdaq ticker "FTW")(1)
      First Trust Hong Kong AlphaDEX(R) Fund - (Nasdaq ticker "FHK")(1)
      First Trust Switzerland AlphaDEX(R) Fund - (Nasdaq ticker "FSZ")(1)
      First Trust Developed Markets ex-US Small Cap AlphaDEX(R) Fund - (Nasdaq
        ticker "FDTS") (1)
      First Trust Emerging Markets Small Cap AlphaDEX(R) Fund - (Nasdaq ticker
        "FEMS")(1)
      First Trust Eurozone AlphaDEX(R) ETF - (Nasdaq ticker "FEUZ")

(1)   Formerly traded on the NYSE Arca, Inc.

Each Fund represents a separate series of beneficial interest in the Trust. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large specified blocks consisting of 50,000 shares called a "Creation Unit." Creation Units are issued and redeemed principally in-kind for securities included in a Fund's relevant index. Except when aggregated in Creation Units, each Fund's shares are not redeemable securities. The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the following indices:

FUND                                                               INDEX
First Trust Asia Pacific Ex-Japan AlphaDEX(R) Fund                 NASDAQ AlphaDEX(R) Asia Pacific Ex-Japan Index(2)
First Trust Europe AlphaDEX(R) Fund                                NASDAQ AlphaDEX(R) Europe Index(2)
First Trust Latin America AlphaDEX(R) Fund                         NASDAQ AlphaDEX(R) Latin America Index(2)
First Trust Brazil AlphaDEX(R) Fund                                NASDAQ AlphaDEX(R) Brazil Index(3)
First Trust China AlphaDEX(R) Fund                                 NASDAQ AlphaDEX(R) China Index(3)
First Trust Japan AlphaDEX(R) Fund                                 NASDAQ AlphaDEX(R) Japan Index(3)
First Trust South Korea AlphaDEX(R) Fund                           NASDAQ AlphaDEX(R) South Korea Index(3)
First Trust Developed Markets Ex-US AlphaDEX(R) Fund               NASDAQ AlphaDEX(R) Developed Markets Ex-US Index(2)
First Trust Emerging Markets AlphaDEX(R) Fund                      NASDAQ AlphaDEX(R) Emerging Markets Index(2)
First Trust Germany AlphaDEX(R) Fund                               NASDAQ AlphaDEX(R) Germany Index(3)
First Trust Canada AlphaDEX(R) Fund                                NASDAQ AlphaDEX(R) Canada Index(3)
First Trust Australia AlphaDEX(R) Fund                             NASDAQ AlphaDEX(R) Australia Index(3)
First Trust United Kingdom AlphaDEX(R) Fund                        NASDAQ AlphaDEX(R) United Kingdom Index(3)
First Trust Taiwan AlphaDEX(R) Fund                                NASDAQ AlphaDEX(R) Taiwan Index(3)
First Trust Hong Kong AlphaDEX(R) Fund                             NASDAQ AlphaDEX(R) Hong Kong Index(3)
First Trust Switzerland AlphaDEX(R) Fund                           NASDAQ AlphaDEX(R) Switzerland Index(3)
First Trust Developed Markets ex-US Small Cap AlphaDEX(R) Fund     NASDAQ AlphaDEX(R) Developed Markets ex-US Small Cap Index(2)
First Trust Emerging Markets Small Cap AlphaDEX(R) Fund            NASDAQ AlphaDEX(R) Emerging Markets Small Cap Index(2)
First Trust Eurozone AlphaDEX(R) ETF                               NASDAQ AlphaDEX(R) Eurozone Index

(2) Effective October 13, 2015, the Fund's underlying index was changed from Defined Index.

(3) Effective July 14, 2015, the Fund's underlying index was changed from Defined Index.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
                               DECEMBER 31, 2015

                       2. SIGNIFICANT ACCOUNTING POLICIES

The Funds, each of which is an investment company within the scope of Financial Accounting Standards Board ("FASB") Accounting Standards Update 2013-08, follow accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, "Financial Services-Investment Companies." The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

Each Fund's NAV is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds' Investment Advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. All securities and other assets of each Fund initially expressed in foreign currencies will be converted to U.S. dollars using exchange rates in effect at the time of valuation. Each Fund's investments are valued as follows:

      Common stocks, real estate investment trusts ("REITs") and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Shares of open-end funds are valued at fair value which is based on NAV per share.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Overnight repurchase agreements are valued at amortized cost when it represents the best estimate of fair value.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
                               DECEMBER 31, 2015

If the securities in question are foreign securities, the following additional information may be considered:

      1) the value of similar foreign securities traded on other foreign markets;

      2)    ADR trading of similar securities;

      3)    closed-end fund trading of similar securities;

      4)    foreign currency exchange activity;

      5) the trading prices of financial products that are tied to baskets of foreign securities;

      6)    factors relating to the event that precipitated the pricing problem;

      7)    whether the event is likely to recur; and

      8) whether the effects of the event are isolated or whether they affect entire markets, countries or regions.

In addition, differences between the prices used to calculate a Fund's NAV and the prices used by such Fund's corresponding index could result in a difference between a Fund's performance and the performance of its underlying index.

Because foreign markets may be open on different days than the days during which investors may transact in the shares of a Fund, the value of the Fund's securities may change on the days when investors are not able to transact in the shares of the Fund. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE. Any use of a different rate from the rates used by a relevant index may adversely affect the Fund's ability to track the index.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund's investments as of December 31, 2015, is included with each Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

Distributions received from a Fund's investments in REITs may be comprised of return of capital, capital gains and income. The actual character of the amounts received during the year are not known until after the REIT's fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.

C. FOREIGN CURRENCY

The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in "Net change in unrealized appreciation (depreciation) on foreign currency translation" on the Statements of Operations. Unrealized gains and losses on investments in securities which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and are

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
                               DECEMBER 31, 2015

shown in "Net change in unrealized appreciation (depreciation) on investments" on the Statements of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received and are shown in "Net realized gain (loss) on foreign currency transactions" on the Statements of Operations. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase settlement date and subsequent sale trade date is included in "Net realized gain (loss) on investments" on the Statements of Operations.

D. SECURITIES LENDING

The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund's loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Fund.

Under the Funds' Securities Lending Agency Agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. Brown Brothers Harriman & Co. ("BBH") acts as the Funds' securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities. Compensation can be in the form of fees received from the securities lending agent or dividends or interest earned from the investment of cash collateral. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At December 31, 2015, FEP, FJP, FDT, FEM, FGM, FCAN and FHK have securities in the securities lending program.

In the event of a default by a borrower with respect to any loan, BBH will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BBH to exercise these remedies, a Fund sustains losses as a result of a borrower's default, BBH will indemnify the Fund by purchasing replacement securities at its own expense, or paying the Funds an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BBH.

E. REPURCHASE AGREEMENTS

Repurchase agreements involve the purchase of securities subject to the seller's agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement ("MRA"). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds' custodian or designated sub-custodians under tri-party repurchase agreements.

MRAs govern transactions between a Fund and select counterparties. The MRAs maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase agreements.

Repurchase agreements received for lending securities are collateralized by U.S. Treasury Notes. The U.S. Treasury Notes are held in a joint custody account at BBH on behalf of the Funds participating in the securities lending program. In the event the counterparty defaults on the repurchase agreement, the U.S. Treasury Notes can either be maintained as part of a Fund's portfolio or sold for cash. A Fund could suffer a loss to the extent that the proceeds from the sale of the underlying collateral held by the Fund is less than the repurchase price and the Fund's costs associated with the delay and enforcement of the MRA.

While the Funds may invest in repurchase agreements, any repurchase agreement held by the Funds at December 31, 2015, was received as collateral for lending securities.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
                               DECEMBER 31, 2015

F. OFFSETTING ON THE STATEMENTS OF ASSETS AND LIABILITIES

Offsetting Assets and Liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset on the Statements of Assets and Liabilities, and disclose instruments and transactions subject to master netting or similar agreements. These disclosure requirements are intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a Fund's financial position. The transactions subject to offsetting disclosures are derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions.

This disclosure, if applicable, is included within each Fund's Portfolio of Investments under the heading "Offsetting Assets and Liabilities." For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements ("MNAs") or similar agreements on the Statements of Assets and Liabilities. MNAs provide the right, in the event of default (including bankruptcy and insolvency) for the non-defaulting counterparty to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral.

G. DIVIDENDS AND DISTRIBUTION TO SHAREHOLDERS

Dividends from net investment income of each Fund, if any, are declared and paid quarterly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually.

Distributions from income and capital gains are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

The tax character of distributions paid by each Fund during the fiscal year ended December 31, 2015 was as follows:


                                                                     Distributions      Distributions        Distributions
                                                                       paid from          paid from            paid from
                                                                       Ordinary            Capital             Return of
                                                                        Income              Gains               Capital
                                                                   ----------------   ----------------     ----------------
First Trust Asia Pacific Ex-Japan AlphaDEX(R) Fund                    $   285,561         $     --             $ 333,790
First Trust Europe AlphaDEX(R) Fund                                     8,338,436               --                    --
First Trust Latin America AlphaDEX(R) Fund                                106,934               --                19,677
First Trust Brazil AlphaDEX(R) Fund                                        66,001               --                 2,480
First Trust China AlphaDEX(R) Fund                                        813,557               --                    --
First Trust Japan AlphaDEX(R) Fund                                      1,114,866               --                    --
First Trust South Korea AlphaDEX(R) Fund                                    6,612               --                17,109
First Trust Developed Markets Ex-US AlphaDEX(R) Fund                    2,132,827               --               595,757
First Trust Emerging Markets AlphaDEX(R) Fund                           5,758,411               --                92,400
First Trust Germany AlphaDEX(R) Fund                                    2,218,103               --               422,998
First Trust Canada AlphaDEX(R) Fund                                       170,075               --                    --
First Trust Australia AlphaDEX(R) Fund                                     50,737               --                    --
First Trust United Kingdom AlphaDEX(R) Fund                             6,551,602               --                    --
First Trust Taiwan AlphaDEX(R) Fund                                       229,703               --                20,000
First Trust Hong Kong AlphaDEX(R) Fund                                  4,346,102               --                    --
First Trust Switzerland AlphaDEX(R) Fund                                3,025,161               --                    --
First Trust Developed Markets ex-US Small Cap AlphaDEX(R) Fund            114,581               --                    --
First Trust Emerging Markets Small Cap AlphaDEX(R) Fund                   880,885               --                94,432
First Trust Eurozone AlphaDEX(R) ETF                                      103,260               --                47,756

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
                               DECEMBER 31, 2015

The tax character of distributions paid by each Fund during the fiscal year ended December 31, 2014 was as follows:


                                                                     Distributions      Distributions        Distributions
                                                                       paid from          paid from            paid from
                                                                       Ordinary            Capital             Return of
                                                                        Income              Gains               Capital
                                                                   ----------------   ----------------     ----------------
First Trust Asia Pacific Ex-Japan AlphaDEX(R) Fund                    $ 1,810,861         $     --             $ 158,161
First Trust Europe AlphaDEX(R) Fund                                    15,697,641               --                    --
First Trust Latin America AlphaDEX(R) Fund                                227,961               --                    --
First Trust Brazil AlphaDEX(R) Fund                                       185,026               --                    --
First Trust China AlphaDEX(R) Fund                                        153,526               --                    --
First Trust Japan AlphaDEX(R) Fund                                        982,746               --                    --
First Trust South Korea AlphaDEX(R) Fund                                   39,647               --                 7,354
First Trust Developed Markets Ex-US AlphaDEX(R) Fund                    1,895,220               --                    --
First Trust Emerging Markets AlphaDEX(R) Fund                          11,367,236               --                    --
First Trust Germany AlphaDEX(R) Fund                                    1,199,591               --                    --
First Trust Canada AlphaDEX(R) Fund                                     1,744,102               --                    --
First Trust Australia AlphaDEX(R) Fund                                     75,563               --                    --
First Trust United Kingdom AlphaDEX(R) Fund                             1,768,042               --                    --
First Trust Taiwan AlphaDEX(R) Fund                                        22,706               --               109,664
First Trust Hong Kong AlphaDEX(R) Fund                                    276,667               --                    --
First Trust Switzerland AlphaDEX(R) Fund                                  571,079               --               289,452
First Trust Developed Markets ex-US Small Cap AlphaDEX(R) Fund            142,032               --                    --
First Trust Emerging Markets Small Cap AlphaDEX(R) Fund                 2,020,752               --                91,600
First Trust Eurozone AlphaDEX(R) ETF                                       67,320               --                    --

As of December 31, 2015, the components of distributable earnings on a tax basis for each Fund were as follows:

                                                                                         Accumulated              Net
                                                                     Undistributed       Capital and          Unrealized
                                                                       Ordinary             Other            Appreciation
                                                                        Income           Gain (Loss)        (Depreciation)
                                                                   ----------------   ----------------     ----------------
First Trust Asia Pacific ex-Japan AlphaDEX(R) Fund                    $        --       $ (6,667,605)        $ (2,714,325)
First Trust Europe AlphaDEX(R) Fund                                       374,886        (98,976,903)         (12,703,696)
First Trust Latin America AlphaDEX(R) Fund                                     --         (4,679,547)            (966,726)
First Trust Brazil AlphaDEX(R) Fund                                            --         (3,976,044)          (1,504,237)
First Trust China AlphaDEX(R) Fund                                             --         (3,695,047)          (1,851,473)
First Trust Japan AlphaDEX(R) Fund                                             --         (5,730,453)          (5,863,587)
First Trust South Korea AlphaDEX(R) Fund                                       --           (687,413)            (295,846)
First Trust Developed Markets ex-US AlphaDEX(R) Fund                           --        (24,919,769)          (5,020,360)
First Trust Emerging Markets AlphaDEX(R) Fund                                  --        (71,605,842)         (19,891,576)
First Trust Germany AlphaDEX(R) Fund                                           --         (8,345,858)         (13,617,098)
First Trust Canada AlphaDEX(R) Fund                                            --        (11,388,045)          (3,921,021)
First Trust Australia AlphaDEX(R) Fund                                     18,742           (400,316)             (77,652)
First Trust UK AlphaDEX(R) Fund                                                --         (9,643,647)         (18,642,805)
First Trust Taiwan AlphaDEX(R) Fund                                            --         (1,250,558)            (880,987)
First Trust Hong Kong AlphaDEX(R) Fund                                    153,859        (25,831,559)         (28,042,518)
First Trust Switzerland AlphaDEX(R) Fund                                    1,045        (11,845,129)          (9,073,102)
First Trust Developed Markets Ex-US Small Cap AlphaDEX(R) Fund              1,800         (1,120,112)               12,554
First Trust Emerging Markets Small Cap AlphaDEX(R) Fund                        --        (13,946,755)          (3,395,086)
First Trust Eurozone AlphaDEX(R) ETF                                           --           (716,032)            (250,086)

H. INCOME TAXES

Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
                               DECEMBER 31, 2015

The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ended 2012, 2013, 2014 and 2015 remain open to federal and state audit. As of December 31, 2015, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds' financial statements for uncertain tax positions.

Under the Regulated Investment Company Modernization Act of 2010 (the "Act"), net capital losses may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. At December 31, 2015, for federal income tax purposes, each Fund had capital loss carryforwards available that are shown in the following table, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to Fund shareholders. The Funds are subject to certain limitations, under U.S. tax rules, on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership.

                                                                     Non-Expiring
                                                                     Capital Loss
                                                                       Available
                                                                   ----------------
First Trust Asia Pacific Ex-Japan AlphaDEX(R) Fund                    $ 6,657,765
First Trust Europe AlphaDEX(R) Fund                                    98,976,903
First Trust Latin America AlphaDEX(R) Fund                              4,677,689
First Trust Brazil AlphaDEX(R) Fund                                     3,972,532
First Trust China AlphaDEX(R) Fund                                      3,694,776
First Trust Japan AlphaDEX(R) Fund                                      5,696,965
First Trust South Korea AlphaDEX(R) Fund                                  687,413
First Trust Developed Markets Ex-US AlphaDEX(R) Fund                   24,916,711
First Trust Emerging Markets AlphaDEX(R) Fund                          71,496,919
First Trust Germany AlphaDEX(R) Fund                                    8,345,531
First Trust Canada AlphaDEX(R) Fund                                    11,387,400
First Trust Australia AlphaDEX(R) Fund                                    400,316
First Trust United Kingdom AlphaDEX(R) Fund                             9,630,814
First Trust Taiwan AlphaDEX(R) Fund                                     1,245,994
First Trust Hong Kong AlphaDEX(R) Fund                                 25,831,559
First Trust Switzerland AlphaDEX(R) Fund                               11,845,129
First Trust Developed Markets ex-US Small Cap AlphaDEX(R) Fund          1,120,112
First Trust Emerging Markets Small Cap AlphaDEX(R) Fund                13,946,755
First Trust Eurozone AlphaDEX(R) ETF                                      716,032

Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended December 31, 2015, the Funds incurred and elected to defer net ordinary losses as follows:

                                                                    Ordinary Losses
                                                                   ----------------
First Trust Asia Pacific Ex-Japan AlphaDEX(R) Fund                    $     9,840
First Trust Europe AlphaDEX(R) Fund                                            --
First Trust Latin America AlphaDEX(R) Fund                                  1,858
First Trust Brazil AlphaDEX(R) Fund                                         3,512
First Trust China AlphaDEX(R) Fund                                            271
First Trust Japan AlphaDEX(R) Fund                                         33,488
First Trust South Korea AlphaDEX(R) Fund                                       --
First Trust Developed Markets Ex-US AlphaDEX(R) Fund                        3,058
First Trust Emerging Markets AlphaDEX(R) Fund                             108,923
First Trust Germany AlphaDEX(R) Fund                                          327
First Trust Canada AlphaDEX(R) Fund                                           645
First Trust Australia AlphaDEX(R) Fund                                         --
First Trust United Kingdom AlphaDEX(R) Fund                                12,833
First Trust Taiwan AlphaDEX(R) Fund                                         4,564
First Trust Hong Kong AlphaDEX(R) Fund                                         --
First Trust Switzerland AlphaDEX(R) Fund                                       --
First Trust Developed Markets ex-US Small Cap AlphaDEX(R) Fund                 --
First Trust Emerging Markets Small Cap AlphaDEX(R) Fund                        --
First Trust Eurozone AlphaDEX(R) ETF                                           --

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
                               DECEMBER 31, 2015

In order to present paid-in capital, accumulated net investment income (loss), and accumulated net realized gain (loss) on investments on the Statements of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to paid-in capital, accumulated net investment income
(loss) and accumulated net realized gain (loss) on investments. These adjustments are primarily due to the difference between book and tax treatments of income and gains on various investment securities held by the Funds and in-kind transactions. The results of operations and net assets were not affected by these adjustments. For the fiscal year ended December 31, 2015, the adjustments for each Fund were as follows:

                                                                                         Accumulated
                                                                      Accumulated       Net Realized
                                                                    Net Investment     Gain (Loss) on           Paid-in
                                                                     Income (Loss)       Investments            Capital
                                                                   ----------------   ----------------     ----------------
First Trust Asia Pacific Ex-Japan AlphaDEX(R) Fund                    $   21,965        $    227,903         $   (249,868)
First Trust Europe AlphaDEX(R) Fund                                      (25,148)           (479,088)             504,236
First Trust Latin America AlphaDEX(R) Fund                               (41,892)            123,952              (82,060)
First Trust Brazil AlphaDEX(R) Fund                                      (19,393)             19,642                 (249)
First Trust China AlphaDEX(R) Fund                                         5,586             334,043             (339,629)
First Trust Japan AlphaDEX(R) Fund                                       (32,146)         (7,899,538)           7,931,684
First Trust South Korea AlphaDEX(R) Fund                                 (11,177)             11,177                   --
First Trust Developed Markets Ex-US AlphaDEX(R) Fund                     (15,032)         (8,186,169)           8,201,201
First Trust Emerging Markets AlphaDEX(R) Fund                           (165,857)          8,881,304           (8,715,447)
First Trust Germany AlphaDEX(R) Fund                                     (30,239)            793,785             (763,546)
First Trust Canada AlphaDEX(R) Fund                                       (7,518)          3,170,883           (3,163,365)
First Trust Australia AlphaDEX(R) Fund                                    12,240             (12,298)                  58
First Trust United Kingdom AlphaDEX(R) Fund                              282,841          (5,275,309)           4,992,468
First Trust Taiwan AlphaDEX(R) Fund                                         (766)                766                   --
First Trust Hong Kong AlphaDEX(R) Fund                                     1,481           7,360,945           (7,362,426)
First Trust Switzerland AlphaDEX(R) Fund                                 (29,532)         (2,771,813)           2,801,345
First Trust Developed Markets ex-US Small Cap AlphaDEX(R) Fund            50,994            (547,007)             496,013
First Trust Emerging Markets Small Cap AlphaDEX(R) Fund                  170,693             730,311             (901,004)
First Trust Eurozone AlphaDEX(R) ETF                                     (44,094)         12,901,429          (12,857,335)

I. EXPENSES

Expenses that are directly related to the Funds are charged to First Trust pursuant to the Investment Management Agreement, with the exception of the advisory fees, Rule 12b-1 distribution and service fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, and extraordinary expenses, which are paid by each respective Fund.

First Trust Portfolios L.P. ("FTP") has entered into licensing agreements with Nasdaq ("Licensor") for the Funds. The respective license agreements allow for the use by First Trust of each Fund's respective index and of certain trademarks and trade names of the Licensor. The Funds are sub-licensees to the applicable license agreements.

 3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund's portfolio, managing the Funds' business affairs and providing certain administrative services necessary for the management of the Funds.

First Trust is paid an annual unitary management fee of 0.80% of each Fund's average daily net assets. First Trust is responsible for the expenses of each Fund including the cost of transfer agency, custody, fund administration, legal, audit and other services, including any compensation to Trustees, and excluding Rule 12b-1 distribution and service fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, and extraordinary expenses, which are paid by each respective Fund. First Trust also provides fund reporting services to the Funds for a flat annual fee in the amount of $9,250 per Fund, which is covered under the annual unitary management fee.

During the year ended December 31, 2015, FHK received a payment from the Advisor of $9,113 in connection with a trade error.

The Trust has multiple service agreements with BBH. Under the service agreements, BBH performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BBH is responsible for custody of each Fund's assets. As fund accountant and administrator, BBH is responsible for maintaining the books and records of each Fund's securities and cash. As transfer agent, BBH is responsible for maintaining shareholder records for each Fund.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
                               DECEMBER 31, 2015

At a meeting on December 7, 2015, the Board accepted Mr. Bradley's resignation from his position as the President and Chief Executive Officer of the Trust, effective December 31, 2015. At the same meeting, the Board elected Mr. Dykas, formerly Chief Financial Officer and Treasurer of the Trust, to serve as the President and Chief Executive Officer and Mr. Swade, formerly an Assistant Treasurer of the Trust, to serve as the Treasurer, Chief Financial Officer and Chief Accounting Officer of the Trust.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, or is an index fund.

Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

For the year ended December 31, 2015, the cost of purchases and proceeds from sales of investment securities for each Fund, excluding short-term investments and in-kind transactions, were as follows:

                                                                                  Purchases               Sales
                                                                               ----------------      ----------------
First Trust Asia Pacific Ex-Japan AlphaDEX(R) Fund                               $  54,012,449         $  50,685,312
First Trust Europe AlphaDEX(R) Fund                                                434,825,233           433,330,967
First Trust Latin America AlphaDEX(R) Fund                                           8,356,856             7,925,913
First Trust Brazil AlphaDEX(R) Fund                                                  2,710,475             2,976,383
First Trust China AlphaDEX(R) Fund                                                  35,935,146            37,444,093
First Trust Japan AlphaDEX(R) Fund                                                 116,443,674           116,955,393
First Trust South Korea AlphaDEX(R) Fund                                             4,592,515             4,527,833
First Trust Developed Markets Ex-US AlphaDEX(R) Fund                               178,033,765           166,579,470
First Trust Emerging Markets AlphaDEX(R) Fund                                      315,848,983           408,240,685
First Trust Germany AlphaDEX(R) Fund                                               149,145,362           145,597,280
First Trust Canada AlphaDEX(R) Fund                                                 22,971,064            22,894,630
First Trust Australia AlphaDEX(R) Fund                                               1,550,390             1,545,479
First Trust United Kingdom AlphaDEX(R) Fund                                        182,710,730           180,877,985
First Trust Taiwan AlphaDEX(R) Fund                                                 19,100,935            39,620,520
First Trust Hong Kong AlphaDEX(R) Fund                                             260,954,620           155,106,920
First Trust Switzerland AlphaDEX(R) Fund                                           133,948,528           130,801,128
First Trust Developed Markets ex-US Small Cap AlphaDEX(R) Fund                      10,340,168             9,376,669
First Trust Emerging Markets Small Cap AlphaDEX(R) Fund                             50,846,742            52,200,195
First Trust Eurozone AlphaDEX(R) ETF                                                14,050,658            12,520,882

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
                               DECEMBER 31, 2015

For the year ended December 31, 2015, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:

                                                                                  Purchases               Sales
                                                                               ----------------      ----------------
First Trust Asia Pacific Ex-Japan AlphaDEX(R) Fund                               $  15,486,292         $  11,229,290
First Trust Europe AlphaDEX(R) Fund                                                150,614,012            14,678,411
First Trust Latin America AlphaDEX(R) Fund                                             960,725               767,956
First Trust Brazil AlphaDEX(R) Fund                                                         --                    --
First Trust China AlphaDEX(R) Fund                                                   7,423,864             8,297,444
First Trust Japan AlphaDEX(R) Fund                                                 191,616,244           134,153,288
First Trust South Korea AlphaDEX(R) Fund                                                    --                    --
First Trust Developed Markets Ex-US AlphaDEX(R) Fund                               112,620,217            59,309,354
First Trust Emerging Markets AlphaDEX(R) Fund                                        2,585,423           257,635,025
First Trust Germany AlphaDEX(R) Fund                                               232,629,586            89,530,161
First Trust Canada AlphaDEX(R) Fund                                                 78,072,124            99,180,159
First Trust Australia AlphaDEX(R) Fund                                               1,286,060                    --
First Trust United Kingdom AlphaDEX(R) Fund                                        385,110,026           224,592,544
First Trust Taiwan AlphaDEX(R) Fund                                                         --                    --
First Trust Hong Kong AlphaDEX(R) Fund                                             142,121,274            86,144,050
First Trust Switzerland AlphaDEX(R) Fund                                           282,512,868           137,967,540
First Trust Developed Markets ex-US Small Cap AlphaDEX(R) Fund                       3,954,332             4,762,980
First Trust Emerging Markets Small Cap AlphaDEX(R) Fund                              4,346,989            11,937,577
First Trust Eurozone AlphaDEX(R) ETF                                                31,803,243           364,008,266


                 5. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

Shares are created and redeemed by each Fund only in Creation Unit size aggregations of 50,000 shares in transactions with broker-dealers or large institutional investors that have entered into a participation agreement (an "Authorized Participant"). In order to purchase Creation Units of a Fund, an Authorized Participant must deposit (i) a designated portfolio of equity securities determined by First Trust (the "Deposit Securities") and generally make or receive a cash payment referred to as the "Cash Component," which is an amount equal to the difference between the NAV of the Fund shares (per Creation Unit aggregations) and the market value of the Deposit Securities, and/or (ii) cash in lieu of all or a portion of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the Authorized Participant will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the Authorized Participant will receive the Cash Component. Authorized Participants purchasing Creation Units must pay to BBH, as transfer agent, a creation transaction fee (the "Creation Transaction Fee") regardless of the number of Creation Units purchased in the transaction. The Creation Transaction Fee may vary and is based on the composition of the securities included in each Fund's portfolio and the countries in which the transactions are settled. The Creation Transaction Fee may increase or decrease as each Fund's portfolio is adjusted to conform to changes in the composition of its corresponding index. The price for each Creation Unit will equal the daily NAV per share times the number of shares in a Creation Unit plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes. When a Fund permits an Authorized Participant to substitute cash or a different security in lieu of depositing one or more of the requisite Deposit Securities, the Authorized Participant may also be assessed an amount to cover the cost of purchasing the Deposit Securities and/or disposing of the substituted securities, including operational processing and brokerage costs, transfer fees, stamp taxes, and part or all of the spread between the expected bid and offer side of the market related to such Deposit Securities and/or substitute securities.

Authorized Participants redeeming Creation Units must pay to BBH, as transfer agent, a redemption transaction fee (the "Redemption Transaction Fee"), regardless of the number of Creation Units redeemed in the transaction. The Redemption Transaction Fee may vary and is based on the composition of the securities included in each Fund's portfolio and the countries in which the transactions are settled. The Redemption Transaction Fee may increase or decrease as each Fund's portfolio is adjusted to conform to changes in the composition of its corresponding index. Each Fund reserves the right to effect redemptions in cash. An Authorized Participant may request a cash redemption in lieu of securities; however, each Fund may, in its discretion, reject any such request.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
                               DECEMBER 31, 2015

The standard Creation Transaction Fees and the Redemption Transaction Fees for each Fund are as follows:

                                                                                   Creation             Redemption
                                                                                 Transaction           Transaction
                                                                                     Fees                  Fees
                                                                               ----------------      ----------------
First Trust Asia Pacific Ex-Japan AlphaDEX(R) Fund                                $   3,500             $    3,500
First Trust Europe AlphaDEX(R) Fund                                                   4,500                  4,500
First Trust Latin America AlphaDEX(R) Fund                                            2,500                  2,500
First Trust Brazil AlphaDEX(R) Fund                                                   2,500                  2,500
First Trust China AlphaDEX(R) Fund                                                    2,000                  2,000
First Trust Japan AlphaDEX(R) Fund                                                    1,000                  1,000
First Trust South Korea AlphaDEX(R) Fund                                              1,500                  1,500
First Trust Developed Markets Ex-US AlphaDEX(R) Fund                                  5,800                  5,800
First Trust Emerging Markets AlphaDEX(R) Fund                                         7,300                  7,300
First Trust Germany AlphaDEX(R) Fund                                                  1,000                  1,000
First Trust Canada AlphaDEX(R) Fund                                                     500                    500
First Trust Australia AlphaDEX(R) Fund                                                1,200                  1,200
First Trust United Kingdom AlphaDEX(R) Fund                                             500                    500
First Trust Taiwan AlphaDEX(R) Fund                                                   1,600                  1,600
First Trust Hong Kong AlphaDEX(R) Fund                                                1,600                  1,600
First Trust Switzerland AlphaDEX(R) Fund                                              1,000                  1,000
First Trust Developed Markets ex-US Small Cap AlphaDEX(R) Fund                        7,500                  7,500
First Trust Emerging Markets Small Cap AlphaDEX(R) Fund                               9,000                  9,000
First Trust Eurozone AlphaDEX(R) ETF                                                  3,700                  3,700

                              6. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse FTP, the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or to provide investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before April 30, 2017.

                               7. INDEMNIFICATION

The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              8. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events to the Funds through the date the financial statements were issued, and has determined that there was the following subsequent event:

Effective January 1, 2016, the fixed annual retainer paid to the Independent Trustees will be allocated equally among each fund in the First Trust Fund Complex and will no longer be allocated pro rata based on each fund's net assets.

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II:

We have audited the accompanying statements of assets and liabilities of First Trust Asia Pacific Ex-Japan AlphaDEX(R) Fund, First Trust Europe AlphaDEX(R) Fund, First Trust Latin America AlphaDEX(R) Fund, First Trust Brazil AlphaDEX(R) Fund, First Trust China AlphaDEX(R) Fund, First Trust Japan AlphaDEX(R) Fund, First Trust South Korea AlphaDEX(R) Fund, First Trust Developed Markets Ex-US AlphaDEX(R) Fund, First Trust Emerging Markets AlphaDEX(R) Fund, First Trust Germany AlphaDEX(R) Fund, First Trust Canada AlphaDEX(R) Fund, First Trust Australia AlphaDEX(R) Fund, First Trust United Kingdom AlphaDEX(R) Fund, First Trust Taiwan AlphaDEX(R) Fund, First Trust Hong Kong AlphaDEX(R) Fund, First Trust Switzerland AlphaDEX(R) Fund, First Trust Developed Markets ex-US Small Cap AlphaDEX(R) Fund, First Trust Emerging Markets Small Cap AlphaDEX(R) Fund, and First Trust Eurozone AlphaDEX(R) ETF, each a series of the First Trust Exchange-Traded AlphaDEX(R) Fund II (the "Funds"), including the portfolios of investments, as of December 31, 2015, and the related statements of operations for the year then ended and changes in net assets and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2015 by correspondence with the Funds' custodian and brokers; where replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the funds listed above included in the First Trust Exchange-Traded AlphaDEX(R) Fund II, as of December 31, 2015, and the results of their operations for the year then ended, and the changes in their net assets and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Chicago, Illinois
February 23, 2016

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
                         DECEMBER 31, 2015 (UNAUDITED)

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to portfolio investments during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Funds' website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's ("SEC") website located at http://www.sec.gov.

                               PORTFOLIO HOLDINGS

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust's Form N-Qs are available (1) by calling (800) 988-5891; (2) on the Funds' website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.

                            FEDERAL TAX INFORMATION

For the taxable year ended December 31, 2015, the following percentages of income dividend paid by the Funds qualify for the dividends received deduction available to corporations:

                                                             Dividends Received Deduction
                                                            ------------------------------
First Trust Asia Pacific Ex-Japan AlphaDEX(R) Fund                       0.00%
First Trust Europe AlphaDEX(R) Fund                                      0.00%
First Trust Latin America AlphaDEX(R) Fund                               0.00%
First Trust Brazil AlphaDEX(R) Fund                                      0.00%
First Trust China AlphaDEX(R) Fund                                       0.00%
First Trust Japan AlphaDEX(R) Fund                                       0.00%
First Trust South Korea AlphaDEX(R) Fund                                 0.00%
First Trust Developed Markets Ex-US AlphaDEX(R) Fund                     0.00%
First Trust Emerging Markets AlphaDEX(R) Fund                            0.00%
First Trust Germany AlphaDEX(R) Fund                                     0.00%
First Trust Canada AlphaDEX(R) Fund                                      0.00%
First Trust Australia AlphaDEX(R) Fund                                   0.00%
First Trust United Kingdom AlphaDEX(R) Fund                              0.00%
First Trust Taiwan AlphaDEX(R) Fund                                      0.00%
First Trust Hong Kong AlphaDEX(R) Fund                                   0.00%
First Trust Switzerland AlphaDEX(R) Fund                                 0.00%
First Trust Developed Markets ex-US Small Cap AlphaDEX(R) Fund           0.00%
First Trust Emerging Markets Small Cap AlphaDEX(R) Fund                  0.00%
First Trust Eurozone AlphaDEX(R) ETF                                     0.00%

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
                         DECEMBER 31, 2015 (UNAUDITED)

For the taxable year ended December 31, 2015, the following percentage of income dividend paid by the Funds is hereby designated as qualified dividend income:

                                                               Qualified Dividend Income
                                                              ---------------------------
First Trust Asia Pacific Ex-Japan AlphaDEX(R) Fund                       100.00%
First Trust Europe AlphaDEX(R) Fund                                       78.89%
First Trust Latin America AlphaDEX(R) Fund                                27.06%
First Trust Brazil AlphaDEX(R) Fund                                        0.00%
First Trust China AlphaDEX(R) Fund                                        32.40%
First Trust Japan AlphaDEX(R) Fund                                       100.00%
First Trust South Korea AlphaDEX(R) Fund                                 100.00%
First Trust Developed Markets Ex-US AlphaDEX(R) Fund                     100.00%
First Trust Emerging Markets AlphaDEX(R) Fund                             70.21%
First Trust Germany AlphaDEX(R) Fund                                     100.00%
First Trust Canada AlphaDEX(R) Fund                                      100.00%
First Trust Australia AlphaDEX(R) Fund                                    66.81%
First Trust United Kingdom AlphaDEX(R) Fund                               88.31%
First Trust Taiwan AlphaDEX(R) Fund                                        0.00%
First Trust Hong Kong AlphaDEX(R) Fund                                     0.00%
First Trust Switzerland AlphaDEX(R) Fund                                 100.00%
First Trust Developed Markets ex-US Small Cap AlphaDEX(R) Fund            89.53%
First Trust Emerging Markets Small Cap AlphaDEX(R) Fund                   41.37%
First Trust Eurozone AlphaDEX(R) ETF                                     100.00%

The following Funds meet the requirements of Section 853 of the Internal Revenue Code and elect to pass through to their shareholders credit for foreign taxes paid. The total amounts of income received by the Funds from sources within foreign countries and possessions of the United States and of taxes paid to such countries are as follows:

                                                                      Gross Foreign Income               Gross Foreign Taxes
                                                                 ------------------------------    ------------------------------
                                                                       Amount       Per Share           Amount        Per Share
                                                                 ------------------------------    ------------------------------
First Trust Asia Pacific Ex-Japan AlphaDEX(R) Fund                 $  1,023,614     $  0.79          $    59,734      $  0.05
First Trust Europe AlphaDEX(R) Fund                                   8,590,851        0.62              489,609         0.04
First Trust Latin America AlphaDEX(R) Fund                              213,914        0.71               14,081         0.03
First Trust Brazil AlphaDEX(R) Fund                                     100,092        0.40                5,442         0.03
First Trust China AlphaDEX(R) Fund                                    1,021,830        2.27               28,231         0.03
First Trust Japan AlphaDEX(R) Fund                                    2,219,161        1.08              233,115         0.08
First Trust South Korea AlphaDEX(R) Fund                                 47,046        0.31               10,135         0.10
First Trust Developed Markets Ex-US AlphaDEX(R) Fund                  2,886,341        0.80              191,276         0.06
First Trust Emerging Markets AlphaDEX(R) Fund                         8,853,234        1.39              668,870         0.07
First Trust Germany AlphaDEX(R) Fund                                  2,947,666        0.57              301,664         0.05
First Trust Canada AlphaDEX(R) Fund                                     258,083        0.86               32,357         0.04
First Trust Australia AlphaDEX(R) Fund                                   70,147        0.70                3,427         0.05
First Trust United Kingdom AlphaDEX(R) Fund                           8,027,398        1.53                   --           --
First Trust Taiwan AlphaDEX(R) Fund                                     430,474        2.15                   --           --
First Trust Hong Kong AlphaDEX(R) Fund                                5,295,420        1.26                   --           --
First Trust Switzerland AlphaDEX(R) Fund                              4,748,394        0.99              344,750         0.05
First Trust Developed Markets ex-US Small Cap AlphaDEX(R) Fund          160,361        0.80               14,293         0.07
First Trust Emerging Markets Small Cap AlphaDEX(R) Fund               1,259,170        1.40               50,155         0.05
First Trust Eurozone AlphaDEX(R) ETF                                    532,213        1.52               70,882         0.16

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
                         DECEMBER 31, 2015 (UNAUDITED)

                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE, RISKS, CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT HTTP://WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT EACH FUND. FOR ADDITIONAL INFORMATION ABOUT THE RISKS ASSOCIATED WITH INVESTING IN THE FUNDS, PLEASE SEE THE FUNDS' STATEMENT OF ADDITIONAL INFORMATION, AS WELL AS OTHER REGULATORY FILINGS. READ THESE DOCUMENTS CAREFULLY BEFORE YOU INVEST. FIRST TRUST PORTFOLIOS L.P. IS THE DISTRIBUTOR OF THE FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II.

The following summarizes some of the risks that should be considered for the Funds. Each Fund's shares will change in value, and you could lose money by investing in a Fund. An investment in a Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange. Investors buying or selling Fund shares on an exchange may incur brokerage commissions. In addition, investors who sell Fund shares may receive less than the shares' net asset value. Unlike shares of open-end funds, investors are generally not able to purchase shares directly from a Fund and individual shares are not redeemable. However, specified large blocks of shares called creation units can be purchased from, or redeemed to, the Fund.

Each Fund's shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

You should anticipate that the value of each Fund's shares will decline more or less in correlation with any decline in the value of the Fund's corresponding Index.

Each Fund's return may not match the return of the Fund's corresponding Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Fund's corresponding Index. In addition, the Fund's portfolio holdings may not exactly replicate the securities included in the Fund's corresponding Index or the ratios between the securities included in the Index.

Each Fund is exposed to additional market risk due to the Funds' policy of investing principally in the securities included in each Fund's corresponding Index. As a result of this policy, securities held by the Funds will generally not be bought or sold in response to market fluctuations and the securities may be issued by companies concentrated in a particular industry. Therefore, the Funds will generally not sell a stock because the stock's issuer is in financial trouble, unless that stock is removed or is anticipated to be removed from the Fund's corresponding Index.

Each Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended. As a result, each Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended.

Each Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Funds may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly concentrated in certain issues.

The Funds rely on a license with the Index Provider that permits the Funds to use the Index and associated trade names, trademarks and service marks in connection with the name and investment strategies of the Funds. Such license may be terminated by the Index Provider and, as a result, the Funds may lose their ability to use the Intellectual Property. There is also no guarantee that the Index Provider has all rights to license the Intellectual Property to First Trust for use by the Funds. Accordingly in the event the license is terminated or the Index Provider does not have rights to license the Intellectual Property, it may have a significant effect on the operation of the Funds.

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Each Fund invests in securities of non-U.S. issuers, including non-U.S. dollar-denominated securities traded outside of the United States and U.S. dollar-denominated securities of non-U.S. issuers traded in the United States. Such securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; excessive taxation; government seizure of assets; different legal or accounting standards and less government supervision and regulation of exchanges in foreign countries. These risks may be heightened for securities of companies located in, or with significant operations in, emerging market countries.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
                         DECEMBER 31, 2015 (UNAUDITED)

Each Fund may invest in Depositary Receipts, which may be less liquid than the underlying shares in their primary trading market. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert equity shares into depositary receipts and vice versa. Such restrictions may cause equity shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.

The Funds are not actively managed. The Funds invests in securities included in or representative of its Index regardless of their investment merit. The Funds generally will not attempt to take defensive positions in declining markets.

Each Fund is subject to the risk of inflation, which is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of a Fund's assets can decline as can the value of a Fund's distributions. Common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

Because each Fund's NAV is determined on the basis of U.S. dollars and the Funds invest in foreign securities, you may lose money if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of a Fund's holdings goes up.

Certain of the Funds currently intend to effect a significant portion of creations and redemptions for cash, rather than in-kind securities. As a result, an investment in such a Fund may be less tax-efficient than an investment in a more conventional exchange-traded fund. Exchange-traded funds are able to make in-kind redemptions and avoid being taxed on gains on the distributed portfolio securities at the Fund level. Because certain of the Funds currently intend to effect a significant portion of redemptions for cash, rather than in-kind distributions, they may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. Any recognized gains on these sales by such a Fund will generally cause the Fund to recognize gains it might not otherwise have recognized, or to recognize such gains sooner than would otherwise be required if it were to distribute portfolio securities in-kind. Such Funds generally intend to distribute these gains to shareholders to avoid being taxed on these gains at the Fund level and otherwise comply with the special tax rules that apply to it. This strategy may cause shareholders to be subject to tax on gains they would not otherwise be subject to, or at an earlier date than if they had made an investment in a different exchange-traded fund. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if a Fund sold and redeemed its shares principally in-kind, will be passed on to purchasers and redeemers of Creation Units in the form of creation and redemption transaction fees. Brazil may also impose higher local tax rates on transactions involving certain companies. In addition, these factors may result in wider spreads between the bid and the offered prices of a Fund's shares than for more conventional exchange-traded funds.

The First Trust Asia Pacific Ex-Japan AlphaDEX(R) Fund invests in securities issued by companies operating in the Asia Pacific region. The Fund is more susceptible to the economic, market, regulatory, political, natural disasters and local risks of the Asia Pacific region than a fund that is more geographically diversified. The region has historically been highly dependent on global trade, with nations taking strong roles in both the importing and exporting of goods; such a relationship creates a risk with this dependency on global growth. The respective stock markets tend to have a larger prevalence of smaller companies that are inherently more volatile and less liquid than larger comparables. Varying levels of accounting and disclosure standards, restrictions on foreign ownership, minority ownership rights, and corporate governance standards are also common for the region. The Fund invests heavily in companies operating in South Korea and Hong Kong. The South Korean economy is dependent on the economies of Asia and the United States as key trading partners. Reduction in spending by these economies on South Korean products and services or negative changes in any of these economies, mainly in China or Southeast Asia, may cause an adverse impact on the South Korean economy. Also, the political tensions with North Korea could escalate and lead to further uncertainty in the political and economic climate on the Korean peninsula. Hong Kong companies are subject to risks related to Hong Kong's political and economic environment and the volatility of and the concentration of real estate companies listed on the Hong Kong Stock Exchange. Because of Hong Kong's reversion to China, any increase in uncertainty as to the economic and political status of Hong Kong or a deterioration of the relationship between China and the United States, could have negative implications on stocks listed on the Hong Kong Stock Exchange. Securities prices on the Hong Kong Stock Exchange, and specifically the Hang Seng Index, can be highly volatile and are sensitive to developments in Hong Kong and China, as well as other world markets.

The First Trust Europe AlphaDEX(R) Fund and First Trust Eurozone AlphaDEX(R) ETF invest in securities issued by companies operating in Europe. The Fund is therefore subject to certain risks associated specifically with Europe. A significant number of countries in Europe are member states in the European Union (the "EU"), and the member states no longer control their own monetary policies by directing independent interest rates for their currencies. In these member states, the authority to direct monetary policies, including money supply and official interest rates for the Euro, is exercised by the European Central Bank. In addition, European corporations, and other entities with significant markets or operations in Europe (whether or not in the participating countries),

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
                         DECEMBER 31, 2015 (UNAUDITED)

face strategic challenges as these entities adapt to a single transnational currency. The Euro conversion may have a material impact on revenues, expenses or income from operations; increase competition due to the increased price transparency of EU markets; affect issuers' currency exchange rate risk and derivatives exposure; disrupt current contracts; cause issuers to increase spending on information technology updates required for the conversion; and result in potential adverse tax consequences.

The First Trust Latin America AlphaDEX(R) Fund invests in securities issued by companies operating in Latin America. The Fund is therefore subject to certain risks associated specifically with this region. The value of Fund shares may be adversely affected by political, economic, and social instability; inadequate investor protection; changes in laws or regulations of countries within Latin America; international relations with other nations; natural disasters; corruption and military activity. The economies of many Latin American countries differ from the economies of more developed countries in many respects. Certain Latin American countries are highly dependent upon and may be affected by developments in the United States, Europe and other Latin American economies. The Fund invests heavily in companies operating in Brazil. Brazil has experienced substantial economic instability resulting from, among other things, periods of very high inflation, persistent structural public sector deficits and significant devaluations of its currency leading also to a high degree of price volatility in both the Brazilian equity and foreign currency markets. Brazilian companies may also be adversely affected by high interest and unemployment rates, and are particularly sensitive to fluctuations in commodity prices. Brazilian securities may also be subject to restrictions on foreign investment or exchange of securities; lack of liquidity; excessive taxation; government seizure of assets; different legal or accounting standards and less government supervision and regulation of exchanges than in the United States.

The First Trust Brazil AlphaDEX(R) Fund invests in companies that are operating in Brazil. Brazil has experienced substantial economic instability resulting from, among other things, periods of very high inflation, persistent structural public sector deficits and significant devaluations of its currency leading also to a high degree of price volatility in both the Brazilian equity and foreign currency markets. Brazilian companies may also be adversely affected by high interest and unemployment rates, and are particularly sensitive to fluctuations in commodity prices. Brazilian securities may also be subject to restrictions on foreign investment or exchange of securities; lack of liquidity; excessive taxation; government seizure of assets; different legal or accounting standards and less government supervision and regulation of exchanges than in the United States. These risks may be heightened for securities of companies located in, or with significant operations in, an emerging market country like Brazil.

The First Trust China AlphaDEX(R) Fund may invest in H shares, depositary receipts and U.S.-listed common stock of companies that are domiciled in China, including Hong Kong. Some Chinese companies are listed on both the Hong Kong Stock Exchange with H shares and the Shanghai Stock Exchange with A shares. Price differentials between H shares and A shares of the same company may be significant. Also, price fluctuations of A shares are limited to either 5% or 10% per trading day, while no such limitations exist for H shares. Therefore, H shares may be susceptible to greater price fluctuations. Investing in securities of companies in China involves additional risks, including, but not limited to: the economy of China differs, often unfavorably, from the U.S. economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources and capital reinvestment, among others; the central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership; and actions of the Chinese central and local government authorities continue to have a substantial effect on economic conditions in China. Furthermore, China's economy is dependent on the economies of other Asian countries and can be significantly affected by currency fluctuations and increasing competition from Asia's other low-cost emerging economies. Chinese securities may also be subject to greater restrictions on foreign investment or exchange of securities; lack of liquidity; excessive taxation; government seizure of assets; different legal or accounting standards and less government supervision and regulation of exchanges than in the United States. These risks may be heightened for securities of companies located in, or with significant operations in, an emerging market country like China.

The First Trust Japan AlphaDEX(R) Fund, First Trust Developed Markets Ex-US AlphaDEX(R) Fund, First Trust Developed Markets ex-US Small Cap AlphaDEX(R) Fund and First Trust Emerging Markets Small Cap AlphaDEX(R) Fund invest in common stock of companies operating in Japan. Because Japan's economy and equity market share a strong correlation with the U.S. markets, the Japanese economy may be affected by economic problems in the U.S. Japan also has a growing economic relationship with China and other Southeast Asian countries, and thus Japan's economy may also be affected by economic, political or social instability in those countries. Despite a strengthening in the economic relationship between Japan and China, the countries' political relationship has at times been strained in recent years. Should political tension increase, it could adversely affect the economy and destabilize the region as a whole. Japan also remains heavily dependent on oil imports, and higher commodity prices could therefore have a negative impact on the economy. Japanese securities may also be subject to lack of liquidity; excessive taxation; government seizure of assets; different legal or accounting standards and less government supervision and regulation of exchanges than in the United States. Furthermore, the natural disasters that have impacted Japan and the ongoing recovery efforts have had a negative affect on Japan's economy, and may continue to do so.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
                         DECEMBER 31, 2015 (UNAUDITED)

The First Trust South Korea AlphaDEX(R) Fund invests in common stock of companies that are domiciled in South Korea. The South Korean economy is dependent on the economies of Asia and the United States as key trading partners. Reduction in spending by these economies on South Korean products and services or negative changes in any of these economies, mainly in China or Southeast Asia, may cause an adverse impact on the South Korean economy. Furthermore, South Korea's economy is also dependent on the economies of other Asian countries and can be significantly affected by currency fluctuations and increasing competition from Asia's other low-cost emerging economies. Also, the political tensions with North Korea could escalate and lead to further uncertainty in the political and economic climate on the Korean peninsula. South Korean securities may also be subject to restrictions on foreign investment or exchange of securities; lack of liquidity; excessive taxation; government seizure of assets; different legal or accounting standards and less government supervision and regulation of exchanges than in the United States. These risks may be heightened for securities of companies located in, or with significant operations in, an emerging market country like South Korea.

The First Trust Germany AlphaDEX(R) Fund invests in securities of companies that are domiciled or operating in Germany. Investing in securities of German companies involves additional risks, including, but not limited to: significant demographic challenges to sustained long-term growth; low fertility rates and declining net immigration putting pressure on the country's social welfare system; and the costly and time-consuming modernization and integration of the eastern German economy. Additionally, the European sovereign-debt crisis has resulted in a weakened Euro and has put into question the future financial prospects of Germany and the surrounding region.

The First Trust Canada AlphaDEX(R) Fund invests in securities issued by companies that are domiciled or operating in Canada. Investing in securities of Canadian companies may involve additional risks. The Canadian and U.S. economies are closely integrated and Canada therefore relies on significant investment from U.S. sources. As a major producer of forest products, metals, agricultural products and energy-related products, Canada is very dependent on the demand for, and supply and price of, natural resources, and the Canadian market is relatively concentrated in issuers involved in the production and distribution of natural resources. Continued demands by the Province of Quebec for sovereignty could significantly affect the Canadian market, particularly if such demands are met. In addition, a small number of industries represent a large portion of the Canadian market.

The First Trust Australia AlphaDEX(R) Fund invests in securities issued by companies that are domiciled or operating in Australia. Investing in securities of Australian companies may involve additional risks. The Australian economy is heavily dependent on the Asian, European and U.S. markets. Reduced spending by any of these economies on Australian products may adversely affect the Australian market. Additionally, Australia is located in a geographic region that has historically been prone to natural disasters. The occurrence of a natural disaster in the region could negatively impact the Australian economy and affect the value of the securities held by the Fund.

The First Trust United Kingdom AlphaDEX(R) Fund invests in securities issued by companies that are domiciled or operating in a country that is part of the United Kingdom (i.e., England, Ireland, Scotland and Wales) and is therefore subject to certain risks associated with the United Kingdom and Europe as a whole. The United Kingdom is a member of the European Union ("EU"), and consequently, is a part of one of the largest common markets in the world. However, the continued implementation of the EU provisions and recent rapid political and social change throughout Europe make the extent and nature of future economic development in the United Kingdom and the rest of Europe and their effect on securities issued by United Kingdom companies impossible to predict. Despite the fact that the United Kingdom did not convert to the Euro, the European sovereign debt crisis has resulted in a weakened Euro and has put into question the future financial prospects of the United Kingdom and the surrounding region.

The First Trust Taiwan AlphaDEX(R) Fund invests in securities issued by companies that are domiciled or operating in the Taiwan. Certain characteristics of Taiwan's economy and geographic location also subject the Fund to certain risks. Taiwan is a small island state with few raw material resources and limited land area and thus it relies heavily on imports for its commodity needs. Any fluctuations or shortages in the commodity markets could have a negative impact on the Taiwanese economy. Also, rising labor costs and increasing environmental consciousness have led some labor-intensive industries to relocate to countries with cheaper work forces, and continued labor outsourcing may adversely affect the Taiwanese economy. Taiwan's economy also is intricately linked with economies of other Asian countries, which are often emerging market economies that often experience over-extensions of credit, frequent and pronounced currency fluctuations, devaluations and restrictions, rising unemployment and fluctuations in inflation. Political and social unrest in other Asian countries could cause further economic and market uncertainty in Taiwan. In particular, the Taiwanese economy is dependent on the economies of Japan and China, and also the United States, and a reduction in purchases by any of them of Taiwanese products and services or negative changes in their economies would likely have an adverse impact on the Taiwanese economy. Taiwan's geographic proximity to the People's Republic of China and Taiwan's history of political contention with China have resulted in ongoing tensions with China, including the continual risk of military conflict with China. These tensions may materially affect the Taiwanese economy and securities markets.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
                         DECEMBER 31, 2015 (UNAUDITED)

The First Trust Hong Kong AlphaDEX(R) Fund invests in securities issued by companies that are domiciled or operating in Hong Kong and is therefore subject to certain risks associated specifically with Hong Kong, including Hong Kong's political and economic environment and the volatility of and the concentration of real estate companies listed on the Hong Kong Stock Exchange. Because of Hong Kong's reversion to China, any increase in uncertainty as to the economic and political status of Hong Kong or a deterioration of the relationship between China and the United States, could have negative implications on stocks listed on the Hong Kong Stock Exchange. Securities prices on the Hong Kong Stock Exchange can be highly volatile and are sensitive to developments in Hong Kong and China, as well as other world markets.

The First Trust Switzerland AlphaDEX(R) Fund invests in securities issued by companies that are domiciled or operating in Switzerland and is therefore subject to certain risks associated with Switzerland and Europe as a whole. Although Switzerland is not a member of the EU, the Swiss economy is dependent on the economies of other European nations as key trading partners. Any reduction in spending by other European countries could have a negative effect on the Swiss economy. Additionally, the European sovereign-debt crisis has resulted in a weakened Euro and has put into question the future financial prospects of the surrounding region. The ongoing implementation of the EU provisions and Euro conversion process may materially impact revenues, expenses or income and increase competition for other European companies, which could have an effect on the Swiss economy, and in turn, the securities in which the Fund invests.

Funds may be more susceptible to any single economic, political or regulatory occurrence affecting one or more of these and to the issuers, experience increased volatility and be highly concentrated in certain issues.

Each Fund invests in securities of non-U.S. issuers. Investing in securities of non-U.S. issuers, which are generally denominated in non-U.S. currencies, may involve certain risks not typically associated with investing in securities of U.S. issuers. Some of these risks may include, but are not limited to, the following: (i) there may be less publicly available information about non-U.S. issuers or markets due to less rigorous disclosure or accounting standards or regulatory practices; (ii) non-U.S. markets may be smaller, less liquid and more volatile than the U.S. market; (iii) potential adverse effects of fluctuations in currency exchange rates or controls on the value of a Fund's investments;
(iv) the economies of non-U.S. countries may grow at slower rates than expected or may experience a downturn or recession; (v) the impact of economic, political, social or diplomatic events; (vi) certain non-U.S. countries may impose restrictions on the ability of non-U.S. issuers to make distribution payments to investors located in the United States due to blockage of non-U.S. currency exchanges or otherwise; and (vii) withholding and other non-U.S. taxes may decrease a Fund's return. These risks may be more pronounced to the extent that a Fund invests a significant amount of its assets in companies located in one country.

Each Fund is subject to financial companies risk. Financial companies are especially subject to the adverse effects of economic recession, currency exchange rates, government regulation, decreases in the availability of capital, volatile interest rates, portfolio concentrations in geographic markets and in commercial and residential real estate loans, and competition from new entrants in their fields of business.

The First Trust Europe AlphaDEX(R) Fund, First Trust Latin America AlphaDEX(R) Fund, First Trust Japan AlphaDEX(R) Fund, First Trust Developed Markets Ex-US AlphaDEX(R) Fund, First Trust Developed Markets ex-US Small Cap AlphaDEX(R) Fund, and First Trust Emerging Markets Small Cap AlphaDEX(R) Fund invest in the securities of companies in the industrials and producer durables sectors. Many companies in these sectors convert unfinished goods into finished durables used to manufacture other goods or provide services. Some industries included in these sectors are electrical equipment and components, industrial products, manufactured housing and telecommunications equipment. General risks of these companies include the general state of the economy, intense competition, consolidation, domestic and international politics, excess capacity and consumer demand and spending trends. In addition, they may also be significantly affected by overall capital spending levels, economic cycles, technical obsolescence, delays in modernization, labor relations, government regulations and e-commerce initiatives.

The First Trust Latin America AlphaDEX(R) Fund and First Trust Brazil AlphaDEX(R) Fund invest in the securities of companies in the utilities sector. General problems of issuers in the utilities sector include the imposition of rate caps, increased competition due to deregulation, the difficulty in obtaining an adequate return on invested capital or in financing large construction projects, the limitations on operations and increased costs and delays attributable to environmental considerations, and the capital market's ability to absorb utility debt. In addition, taxes, government regulation, international politics, price and supply fluctuations, volatile interest rates and energy conservation may cause difficulties for utilities. All of such issuers have been experiencing certain of these problems in varying degrees.

The First Trust Germany AlphaDEX(R) Fund invests in the securities of companies in the consumer discretionary sector. Companies in the consumer discretionary sector manufacture products and provide discretionary services directly to the consumer, and the success of these companies is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer discretionary products in the marketplace.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
                         DECEMBER 31, 2015 (UNAUDITED)

The First Trust Brazil AlphaDEX(R) Fund invests in the securities of companies in the materials sector. Companies in the materials sector are involved in the extracting or processing of raw materials. General risks of these companies include the general state of the economy, consolidation, domestic and international politics and excess capacity. In addition, materials companies may also be significantly affected by volatility of commodity prices, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

The First Trust Japan AlphaDEX(R) Fund, First Trust South Korea AlphaDEX(R) Fund, and First Trust Taiwan AlphaDEX(R) Fund invest in the securities of companies in the technology sector. General risks of technology companies include the risks of rapidly changing technologies, short product life cycles, fierce competition, aggressive pricing and reduced profit margins, loss of patent, copyright and trademark protections, cyclical market patterns, evolving industry standards, and frequent new product introductions. Technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel.

The First Trust Eurozone AlphaDEX(R) ETF currently has fewer assets than larger funds, and like other relatively new funds, large inflows and outflows may impact the Fund's market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of the market during the period affected.


              NOT FDIC INSURED NOT BANK GUARANTEED MAY LOSE VALUE

--------------------------------------------------------------------------------
BOARD OF TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
                         DECEMBER 31, 2015 (UNAUDITED)

The Trust's statement of additional information includes additional information about the Trustees and is available, without charge, upon request, by calling
(800) 988-5891.

                                                                                                   NUMBER OF            OTHER
                                                                                                 PORTFOLIOS IN     TRUSTEESHIPS OR
                                 TERM OF OFFICE                                                 THE FIRST TRUST     DIRECTORSHIPS
       NAME, ADDRESS,            AND YEAR FIRST                                                   FUND COMPLEX     HELD BY TRUSTEE
      DATE OF BIRTH AND            ELECTED OR                  PRINCIPAL OCCUPATIONS              OVERSEEN BY        DURING PAST
   POSITION WITH THE TRUST         APPOINTED                    DURING PAST 5 YEARS                 TRUSTEE            5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
                                                        INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Richard E. Erickson, Trustee   o Indefinite Term   Physician; President, Wheaton Orthopedics;         120         None
c/o First Trust Advisors L.P.                      Limited Partner, Gundersen Real Estate
120 E. Liberty Drive,          o Since Inception   Limited Partnership; Member, Sportsmed LLC
  Suite 400
Wheaton, IL 60187
D.O.B.: 04/51


Thomas R. Kadlec, Trustee      o Indefinite Term   President, ADM Investor Services, Inc.             120         Director of ADM
c/o First Trust Advisors L.P.                      (Futures Commission Merchant)                                  Investor Services,
120 E. Liberty Drive,          o Since Inception                                                                  Inc., ADM
  Suite 400                                                                                                       Investor Services
Wheaton, IL 60187                                                                                                 International and
D.O.B.: 11/57                                                                                                     Futures Industry
                                                                                                                  Association

Robert F. Keith, Trustee       o Indefinite Term   President, Hibs Enterprises (Financial and         120         Director of Trust
c/o First Trust Advisors L.P.                      Management Consulting)                                         Company of
120 E. Liberty Drive,          o Since Inception                                                                  Illinois
  Suite 400
Wheaton, IL 60187
D.O.B.: 11/56


Niel B. Nielson, Trustee       o Indefinite Term   Managing Director and Chief Operating              120         Director of
c/o First Trust Advisors L.P.                      Officer (January 2015 to Present), Pelita                      Covenant
120 E. Liberty Drive,          o Since Inception   Harapan Educational Foundation (Educational                    Transport, Inc.
  Suite 400                                        Products and Services); President and Chief                    (May 2003 to
Wheaton, IL 60187                                  Executive Officer (June 2012 to September                      May 2014)
D.O.B.: 03/54                                      2014), Servant Interactive LLC (Educational
                                                   Products and Services); President and Chief
                                                   Executive Officer (June 2012 to September
                                                   2014), Dew Learning LLC (Educational
                                                   Products and Services); President (June 2002
                                                   to June 2012), Covenant College

------------------------------------------------------------------------------------------------------------------------------------
                                                         INTERESTED TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------

James A. Bowen(1), Trustee     o Indefinite Term   Chief Executive Officer, First Trust Advisors      120         None
  and Chairman of the Board                        L.P. and First Trust Portfolios L.P.; Chairman
120 E. Liberty Drive,          o Since Inception   of the Board of Directors, BondWave LLC
  Suite 400                                        (Software Development Company/Investment
Wheaton, IL 60187                                  Advisor) and Stonebridge Advisors LLC
D.O.B.: 09/55                                      (Investment Advisor)


-------------------

(1) Mr. Bowen is deemed an "interested person" of the Trust due to his position as Chief Executive Officer of First Trust Advisors L.P., investment advisor of the Trust.

--------------------------------------------------------------------------------
BOARD OF TRUSTEES AND OFFICERS (CONTINUED)
--------------------------------------------------------------------------------

                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
                         DECEMBER 31, 2015 (UNAUDITED)

                               POSITION AND            TERM OF OFFICE
    NAME, ADDRESS                 OFFICES              AND LENGTH OF                          PRINCIPAL OCCUPATIONS
  AND DATE OF BIRTH             WITH TRUST                SERVICE                              DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
                                                            OFFICERS(2)
------------------------------------------------------------------------------------------------------------------------------------
James M. Dykas           President and Chief         o Indefinite Term        Managing Director and Chief Financial Officer
120 E. Liberty Drive,    Executive Officer                                    (January 2016 to Present), Controller (January
  Suite 400                                          o Since January 2016     2011 to January 2016), Senior Vice President
Wheaton, IL 60187                                                             (April 2007 to January 2016), First Trust
D.O.B.: 01/66                                                                 Advisors L.P. and First Trust Portfolios L.P.


Donald P. Swade          Treasurer, Chief            o Indefinite Term        Vice President (April 2012 to Present), First Trust
120 E. Liberty Drive,    Financial Officer and                                Advisors L.P. and First Trust Portfolios L.P.,
  Suite 400              Chief Accounting Officer    o Since January 2016     Vice President (September 2006 to April 2012),
Wheaton, IL 60187                                                             Guggenheim Funds Investment Advisors, LLC/
D.O.B.: 08/72                                                                 Claymore Securities, Inc.


W. Scott Jardine         Secretary and Chief         o Indefinite Term        General Counsel, First Trust Advisors L.P. and
120 E. Liberty Drive,    Legal Officer                                        First Trust Portfolios L.P.; Secretary and General
  Suite 400                                          o Since Inception        Counsel, BondWave LLC (Software Development
Wheaton, IL 60187                                                             Company/Investment Advisor); and Secretary of
D.O.B.: 05/60                                                                 Stonebridge Advisors LLC (Investment Advisor)


Daniel J. Lindquist      Vice President              o Indefinite Term        Managing Director (July 2012 to Present), Senior
120 E. Liberty Drive,                                                         Vice President (September 2005 to July 2012),
  Suite 400                                          o Since Inception        First Trust Advisors L.P. and First Trust
Wheaton, IL 60187                                                             Portfolios L.P.
D.O.B: 02/70


Kristi A. Maher          Chief Compliance Officer    o Indefinite Term        Deputy General Counsel, First Trust Advisors L.P.
120 E. Liberty Drive,    and Assistant Secretary                              and First Trust Portfolios L.P.
  Suite 400                                          o Since Inception
Wheaton, IL 60187
D.O.B.: 12/66


Roger F. Testin          Vice President              o Indefinite Term        Senior Vice President, First Trust Advisors L.P. and
120 E. Liberty Drive,                                                         First Trust Portfolios L.P.
  Suite 400                                          o Since Inception
Wheaton, IL 60187
D.O.B.: 06/66


Stan Ueland              Vice President              o Indefinite Term        Senior Vice President (September 2012 to Present),
120 E. Liberty Drive,                                                         Vice President (August 2005 to September 2012),
  Suite 400                                          o Since Inception        First Trust Advisors L.P. and First Trust Portfolios
Wheaton, IL 60187                                                             L.P.
D.O.B.: 11/70


-------------------

(2) The term "officer" means the president, vice president, secretary, treasurer, controller or any other officer who performs a policy making function.

--------------------------------------------------------------------------------
PRIVACY POLICY
--------------------------------------------------------------------------------

                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
                         DECEMBER 31, 2015 (UNAUDITED)

PRIVACY POLICY

First Trust values our relationship with you and considers your privacy an important priority in maintaining that relationship. We are committed to protecting the security and confidentiality of your personal information.

SOURCES OF INFORMATION

We collect nonpublic personal information about you from the following sources:

      o Information we receive from you and your broker-dealer, investment advisor or financial representative through interviews, applications, agreements or other forms;

      o Information about your transactions with us, our affiliates or others;

      o Information we receive from your inquiries by mail, e-mail or telephone; and

      o Information we collect on our website through the use of "cookies." For example, we may identify the pages on our website that your browser requests or visits.

INFORMATION COLLECTED

The type of data we collect may include your name, address, social security number, age, financial status, assets, income, tax information, retirement and estate plan information, transaction history, account balance, payment history, investment objectives, marital status, family relationships and other personal information.

DISCLOSURE OF INFORMATION

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law. In addition to using this information to verify your identity (as required under law), the permitted uses may also include the disclosure of such information to unaffiliated companies for the following reasons:

      o In order to provide you with products and services and to effect transactions that you request or authorize, we may disclose your personal information as described above to unaffiliated financial service providers and other companies that perform administrative or other services on our behalf, such as transfer agents, custodians and trustees, or that assist us in the distribution of investor materials such as trustees, banks, financial representatives, proxy services, solicitors and printers.

      o We may release information we have about you if you direct us to do so, if we are compelled by law to do so, or in other legally limited circumstances (for example to protect your account from fraud).

In addition, in order to alert you to our other financial products and services, we may share your personal information within First Trust.

PRIVACY ONLINE

We allow third-party companies, including AddThis (a social media sharing service), to collect certain anonymous information when you visit our website. These companies may use non-personally identifiable information during your visits to this and other websites in order to provide advertisements about goods and services likely to be of greater interest to you. These companies typically use a cookie, third party web beacon or pixel tags, to collect this information. To learn more about this behavioral advertising practice, you can visit www.networkadvertising.org.

CONFIDENTIALITY AND SECURITY

With regard to our internal security procedures, First Trust restricts access to your nonpublic personal information to those First Trust employees who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards to protect your nonpublic personal information.

POLICY UPDATES AND INQUIRIES

As required by federal law, we will notify you of our privacy policy annually. We reserve the right to modify this policy at any time, however, if we do change it, we will tell you promptly. For questions about our policy, or for additional copies of this notice, please go to www.ftportfolios.com, or contact us at 1-800-621-1675 (First Trust Portfolios) or 1-800-222-6822 (First Trust Advisors).

                     This page is intentionally left blank.

                     This page is intentionally left blank.

                     This page is intentionally left blank.

FIRST TRUST

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187


ADMINISTRATOR, CUSTODIAN
FUND ACCOUNTANT &
TRANSFER AGENT
Brown Brothers Harriman & Co.
50 Post Office Square
Boston, MA 02110


INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606


LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

[BLANK BACK COVER]

ITEM 2. CODE OF ETHICS.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

(e)   Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's board of trustees has determined that Thomas R. Kadlec and Robert F. Keith are qualified to serve as audit committee financial experts serving on its audit committee and that each of them is "independent," as defined by Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

      (a) Audit Fees (Registrant) -- The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $427,500 for fiscal year ended December 31, 2014 and $438,000 for fiscal year ended December 31, 2015.

      (b) Audit-Related Fees (Registrant) -- The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item $0 for the fiscal year ended December 31, 2014, and $0 for the fiscal year ended December 31, 2015.

      Audit-Related Fees (Investment Adviser and Distributor) -- The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item were $0 for the fiscal year ended December 31, 2014 and $0 for the fiscal year ended December 31, 2015.

      (c) Tax Fees (Registrant) -- The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning to the registrant were $72,000 for the fiscal year ended December 31, 2014, and $77,500 for the fiscal year ended December 31, 2015.

      Tax Fees (Investment Adviser and Distributor) --The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning to the registrant's adviser and distributor were $0 for the fiscal year ended December 31, 2014 and $0 for the fiscal year ended December 31, 2015.

      (d) All Other Fees (Registrant) -- The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant to the registrant, other than the services reported in paragraphs (a) through (c) of this Item were $0 for the fiscal year ended December 31, 2014, and $0 for the fiscal year ended December 31, 2015.

      All Other Fees (Investment Adviser and Distributor) -- The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant to the registrant's investment adviser and distributor, other than the services reported in paragraphs (a) through (c) of this Item were $0 for the fiscal year ended December 31, 2014, and $0 for the fiscal year ended December 31, 2015.

      (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

      Pursuant to its charter and its Audit and Non-Audit Services Pre-Approval Policy, the Audit Committee (the "Committee") is responsible for the pre-approval of all audit services and permitted non-audit services (including the fees and terms thereof) to be performed for the Registrant by its independent auditors. The Chairman of the Committee authorized to give such pre-approvals on behalf of the Committee up to $25,000 and report any such pre-approval to the full Committee.

      The Committee is also responsible for the pre-approval of the independent auditor's engagements for non-audit services with the Registrant's adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser) and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant, subject to the de minimis exceptions for non-audit services described in Rule 2-01 of Regulation S-X. If the independent auditor has provided non-audit services to the Registrant's adviser (other than any sub-adviser whose role is primarily portfolio management and is sub-contracted with or overseen by another investment adviser) and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to the de minimis exception, the Committee will consider whether the provision of such non-audit services is compatible with the auditor's independence.

      (e)(2) The percentage of services described in each of paragraphs (b) through (d) for the Registrant and the Registrant's investment adviser of this Item that were approved by the audit committee pursuant to the pre-approval exceptions included in paragraph (c)(7)(i)(c) or paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X are as follows:

                          (b)  0%
                          (c)  0%
                          (d)  0%

      (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

      (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the fiscal year ended December 31, 2014 were $72,000 for the Registrant, $8,500 for the Registrant's investment adviser and $43,500 for the Registrant's distributor, and for the fiscal year ended December 31, 2015 were $77,500 for the Registrant, $12,500 for the Registrant's investment adviser and $29,000 for the Registrant's distributor.

      (h) The Registrant's audit committee of its Board of Trustees has determined that the provision of non-audit services that were rendered to the Registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEMS 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The Registrant has a separately designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934 consisting of all the independent directors of the Registrant. The audit committee of the registrant is comprised of: Richard E. Erickson, Thomas R. Kadlec, Robert F. Keith and Niel B. Nielson.

ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)   Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407 (c) (2) (iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22 (b) (15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
       Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not Applicable

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)    First Trust Exchange-Traded AlphaDEX(R) Fund II
            -------------------------------------------------------

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: February 22, 2016
     -------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: February 22, 2016
     -------------------

By (Signature and Title)*               /s/ Donald P. Swade
                                        ----------------------------------------
                                        Donald P. Swade, Treasurer,
                                        Chief Financial Officer and
                                        Chief Accounting Officer
                                        (principal financial officer)

Date: February 22, 2016
     -------------------

* Print the name and title of each signing officer under his or her signature.